      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 3, 2010.

                                                              FILE NO. 033-19948

                                                                       811-02711

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 21                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 593                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                             (VARIABLE ACCOUNT QP)

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 3, 2010 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

  HARTFORD LIFE INSURANCE COMPANY                 [THE HARTFORD LOGO]
  SEPARATE ACCOUNT TWO
  (VARIABLE ACCOUNT QP)


    This Prospectus describes information you should know before you purchase or become a Participant under a group or individual variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.



    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code. You or, depending on the terms of your retirement plan, your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.



    The following Sub-Accounts are available under the Contracts. Also listed is the name of the underlying Fund for each Sub-Account.



       -   Hartford Money Market HLS Fund -- Class IA



       -   Hartford Stock HLS Fund -- Class IA



       -   Hartford Total Return Bond HLS Fund -- Class IA



    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").



    If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.



    The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.


    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------


Prospectus Dated: May 3, 2010



Statement of Additional Information Dated: May 3, 2010

                               TABLE OF CONTENTS


SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 3
FEE TABLE                                                                 5
SUMMARY                                                                   9
PERFORMANCE RELATED INFORMATION                                          12
HARTFORD LIFE INSURANCE COMPANY                                          12
THE SEPARATE ACCOUNT                                                     13
THE FUNDS                                                                13
GENERAL ACCOUNT OPTION                                                   16
CONTRACT CHARGES                                                         16
 Sales Charge                                                            16
 Annual Maintenance Fee                                                  16
 Annual Contract Fee                                                     17
 Mortality and Expense Risk and Administrative Charge                    17
 Premium Taxes                                                           17
 Experience Rating under the Contracts                                   18
 Negotiated Charges and Fees                                             18
 Charges of the Funds                                                    18
 Plan Related Expenses                                                   18
THE CONTRACTS                                                            18
 The Contracts Offered                                                   18
 Right to Cancel                                                         18
 Assignments                                                             18
 Pricing and Crediting of Contributions                                  18
 May I make changes in the amounts of my Contribution?                   19
 Can you transfer from one Sub-Account to another?                       19
 What is a Sub-Account Transfer?                                         19
 What Happens When you Request a Sub-Account Transfer?                   19
 What Restrictions Are There on your Ability to Make a                   20
  Sub-Account Transfer?
 Fund Trading Policies                                                   20
 How are you affected by frequent Sub-Account Transfers?                 21
 General Account Option Transfers                                        22
 Telephone and Internet Transfers                                        22
 Dollar Cost Averaging                                                   22
 How are Contributions applied to my Contract?                           23
 How do I know what my Participant Account is worth?                     23
 How are the underlying Fund shares valued?                              23
DEATH BENEFITS                                                           24
 Determination of the Beneficiary                                        24
 Death before the Annuity Commencement Date                              24
 Death on or after the Annuity Commencement Date                         24
SETTLEMENT PROVISIONS                                                    25
 Can payment of the Surrender value ever be postponed beyond the         25
  seven-day period?
 May I Surrender once Annuity Payouts have started?                      25
 How do I elect an Annuity Commencement Date and Annuity Payout          25
  Option?
 What is the minimum amount that I may select for an Annuity             26
  Payout?
 How are Contributions made to establish an Annuity Account?             26
 Can a Contract be suspended by a Contract Owner?                        26
 Annuity Payout Options                                                  26
 Systematic Withdrawal Option                                            27
 How are Variable Annuity Payouts determined?                            28
FEDERAL TAX CONSIDERATIONS                                               29
 A. General                                                              29
 B. Taxation of Hartford and the Separate Accounts                       29
 C. Diversification of the Separate Account                              30
 D. Tax Ownership of the Assets in the Separate Account                  30
 E. Non-Natural Persons as Owners                                        30
 F. Annuity Purchases by Nonresident Aliens and Foreign                  31
  Corporations
 G. Generation Skipping Transfer Tax                                     31
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                     31
MORE INFORMATION                                                         40
 Can a Contract be modified?                                             40
 Can Hartford waive any rights under a Contract?                         40
 How Contracts Are Sold                                                  40
 Who is the custodian of the Separate Account's assets?                  42
 Are there any material legal proceedings affecting the Separate         42
  Account?
 How may I get additional information?                                   43
APPENDIX I -- ACCUMULATION UNIT VALUES                                   44
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION                45

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, Connecticut 06144-1583.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.


ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.


BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.


DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.


EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, Individual Retirement Annuity plan, or other retirement plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any person for whom a Participant Account has been established.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state or, federal, or other governmental entity on Contributions or Contract values.


SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.


SURRENDER: Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4: 00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE


    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").


    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOUR PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

MAXIMUM SALES CHARGE IMPOSED ON PURCHASES -- COMBINATION INDIVIDUAL AND GROUP VARIABLE ANNUITY           7.00%
CONTRACTS (as a percentage of premium payments)

RANGE OF SALES CHARGES IMPOSED ON PURCHASES (as a percentage of premium payments)
INDIVIDUAL CONTRACTS
CUMULATIVE PREMIUM PAYMENT (DOES NOT ASSUME PAYMENT OF PREMIUM TAXES)                                       SALES
                                                                                                         CHARGE (1)
UP TO $2,500                                                                                                 7.00%
$2,501 TO $50,000                                                                                            3.50%
$50,001 TO $100,000                                                                                          2.00%
$100,001 AND OVER                                                                                            1.00%

MAXIMUM SALES CHARGE IMPOSED ON PURCHASES -- GROUP VARIABLE ANNUITY CONTRACTS                            5.00%
(as a percentage of premium payments)

RANGE OF SALES CHARGES IMPOSED ON PURCHASES (as a percentage of premium payments)
GROUP CONTRACTS
CUMULATIVE PREMIUM PAYMENT (DOES NOT ASSUME PAYMENT OF PREMIUM TAXES)                                       SALES
                                                                                                         CHARGE (1)
UP TO $2,500                                                                                                 5.00%
$2,501 TO $50,000                                                                                            3.50%
$50,001 TO $100,000                                                                                          2.00%
$100,001 AND OVER                                                                                            1.00%

------------

(1) The total Sales Charge reflects a deduction of 0.75% for the Minimum Death Benefit provided under the Contracts.

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (1)                                                                             $10
ANNUAL CONTRACT FEE (2)                                                                               $100
MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value)
Mortality and Expense Risk and Administrative Charge (3)                                              1.00%

------------


(1) We deduct this $10 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

(2) The Annual Contract Fee is deducted on non-allocated group variable annuity Contracts offered in connection with certain qualified plans where the Employer has contracted out the administration of the Plan.


(3) The Mortality and Expense Risk and Administrative Charge for Participant Account values allocated to the Hartford Money Market HLS Fund Sub-Account is 0.375%. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").



    We may eliminate or change the Annual Contract Fee, Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").



    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


VARIABLE FUNDING OPTION EXPENSES:

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.48%              0.51%
(expenses that are deducted from underlying Fund assets,
including management fees, distribution and/or
service fees (12b-1) fees, and other expenses.

EXAMPLE

    THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY SALES CHARGE, ANNUAL MAINTENANCE FEE, ANNUAL CONTRACT FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.

    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLES, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.10%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

     EXAMPLE -- COMBINATION INDIVIDUAL AND GROUP CONTRACTS -- 1.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

       (1) If you Surrender your Contract at the end of the applicable time period:


1 year                                                                      $646
3 years                                                                   $1,174
5 years                                                                   $1,717
10 years                                                                  $3,145


       (2)  If you annuitize at the end of the applicable time period:


1 year                                                                      $536
3 years                                                                   $1,064
5 years                                                                   $1,607
10 years                                                                  $3,035


       (3)  If you do not Surrender your Contract:


1 year                                                                      $646
3 years                                                                   $1,174
5 years                                                                   $1,717
10 years                                                                  $3,145

     EXAMPLE -- GROUP CONTRACTS -- 1.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

       (1) If you Surrender your Contract at the end of the applicable time period:


1 year                                                                      $696
3 years                                                                   $1,222
5 years                                                                   $1,763
10 years                                                                  $3,186


       (2)  If you annuitize at the end of the applicable time period:


1 year                                                                      $586
3 years                                                                   $1,112
5 years                                                                   $1,653
10 years                                                                  $3,076


       (3)  If you do not Surrender your Contract:


1 year                                                                      $696
3 years                                                                   $1,222
5 years                                                                   $1,763
10 years                                                                  $3,186


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.


AVAILABLE INFORMATION

    We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.


    You may read or copy these reports at the SEC's Public Reference Room at 100
F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts, which may be issued on an individual or group basis, are variable annuity contracts designed for use in connection with certain Employer programs allowing employee participation and receiving special tax treatment under the Code.

    The group Contracts are issued on an allocated and non-allocated basis. For allocated Contracts, Contributions are immediately vested with the individual Participants. For non-allocated Contracts, Contributions are not immediately vested with individual Participants. Contributions for non-allocated Contracts may become vested with a Participant upon the occurrence of an event such as retirement or termination of employment. There are three forms of allocated Contracts. One form is a group Contract issued on a variable accumulation only basis. The other forms are individual and group Contracts which permit both fixed and variable accumulations, as does the non-allocated Contract.

    The group allocated Contracts will cover all present and future Participants under the Contract. A Participant under certain allocated Contracts will receive a certificate which evidences participation in the Plan. There are no individual allocations for Participants under the non-allocated Contracts.

    The group variable only accumulation Contracts provide that Contributions made during the accumulation period may only be invested on a variable basis, although Annuity payments may be selected on a variable basis, a fixed basis or a combination of both. The terms and conditions of the Contract are essentially the same as are applicable to other allocated group Contracts described in this Prospectus.

    Contract Owners who have purchased a prior series of Contracts may continue to make Contributions to such Contracts subject to the terms and conditions of their Contracts. New Participants may be added to existing Contracts of the prior series but no new Contracts of that series will be issued.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT ARE THE SALES CHARGES UNDER THE CONTRACT?

    You pay a Sales Charge at the time Contributions are made to the Contract. The Sales Charge depends on the type of Contract issued and the total amount of Contributions to date with respect to a Participant's Account. The larger the Contributions to date, the lower the percentage of your Sales Charge.

                                                                         SALES CHARGE
                                                                          COMBINATION
CUMULATIVE PREMIUM PAYMENT TO                      SALES CHARGE         INDIVIDUAL AND
HARTFORD BOND HLS FUND AND                        GROUP VARIABLE        GROUP ALLOCATED
HARTFORD STOCK HLS FUND SUB-ACCOUNTS ONLY (1)    ANNUITY CONTRACTS         CONTRACTS
-----------------------------------------------------------------------------------------
Up to $2,500                                            5.00%                 7.00%
$2,501 to $50,000                                       3.50%                 3.50%
$50,001 to $100,000                                     2.00%                 2.00%
$100,001 and over                                       1.00%                 1.00%

------------

(1) The cumulative Premium Payment amount does not assume the payment of any Premium Taxes. Hartford Money Market HLS Fund Sub-Account is not available under combination individual and group Contracts. The Sales Charge is not deducted against contributions made to Hartford Money Market HLS Fund Sub-Account under group Contracts.


    We may reduce the amount or term of the Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").


    No deduction for Sales Charges will be made in certain cases.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    The rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

Mortality and Expense Risk and Administrative Charge (1)                   1.00%

------------

(1) The Mortality and Expense Risk and Administrative Charge for Participant Account values allocated to the Hartford Money Market HLS Fund Sub-Account is 0.375%.


    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $10 per year, but such fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").



    ANNUAL CONTRACT FEE: We deduct an Annual Contract Fee on group Contracts offered in connection with certain qualified plans where the Employer has contracted out the administration of the Plan. The maximum Annual Contract Fee is $100 per year, but such fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").


IS THERE A DEDUCTION FOR PREMIUM TAXES?


    We deduct premium taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0 - 3.5%.


IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.


WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?


    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

    Hartford Total Return Bond HLS, Hartford Money Market HLS and Hartford Stock HLS Sub-Accounts may include total return in advertisements or other sales material.


    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return figures reflect a deduction for all total fund operating expenses, any Sales Charge, the charge for mortality and expense risk and administrative undertakings, and the Annual Maintenance Fee.


    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the charge for mortality, and expense risk and administrative undertakings, the lowest Sales Charge and does not include the deduction for the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.


    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expenses risk, administrative undertakings and the Annual Maintenance Fee.


    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    The Separate Account was established on June 2, 1986, in accordance with authorization by the Board of Directors of Hartford. (On March 31, 1988, Variable Account QP was transferred to Separate Account Two and became a series thereof.)


    We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate
Account:


       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.


       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.


       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

                                   THE FUNDS


    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this Prospectus.


    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.


SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
Hartford Money Market HLS Fund -- Class IA*        Maximum current income consistent with  HL Investment Advisors, LLC
                                                   liquidity and preservation of capital   Sub-advised by Hartford Investment
                                                                                           Management Company
Hartford Stock HLS Fund -- Class IA                Seeks long-term growth of capital       HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
Hartford Total Return Bond HLS Fund -- Class IA    Seeks a competitive total return, with  HL Investment Advisors, LLC
                                                   income as a secondary objective         Sub-advised by Hartford Investment
                                                                                           Management Company



* In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract value to a money market Sub-Account or participate in an Asset Allocation Program where Contract value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a prac-tice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.


    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.


    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.


    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.38% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford receives these fees and payments for its own account and expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your Plan selects.

    For Example:

         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the Plan's investment in the fund.

         If the Plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per Plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the Plan's investment in the fund.

    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.

    ENDORSEMENT FEES PAID BY HARTFORD: Hartford pays fees to the organizations listed below in exchange for an endorsement of our Contract. As part of the endorsement, Hartford is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our Contract.

    Hartford also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford:

       1.   Peace Officers Research Association of California;

       2.   The National Association of Police Officers;

       3.   Florida Police Benevolent Association, Inc.;

       4.   Police Benevolent & Protective Association of Illinois;

       5.   Combined Law Enforcement Association of Texas; and


       6.   The American Public Garden Association.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred.

    THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

                                CONTRACT CHARGES

    SALES CHARGE: The Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to broker dealers and their registered representatives, and

       -   other promotional and distribution related activities.

    If the Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused Mortality, and Expense Risk and Administrative Charges.

    You pay a Sales Charge at the time Contributions are made to the Contract. The Sales Charge depends on the type of Contract issued and the total amount of Contributions to date with respect to a Participant's Account. The larger the Contributions to date, the lower the percentage of your Sales Charge.

                                                                         SALES CHARGE
                                                                          COMBINATION
CUMULATIVE PREMIUM PAYMENT TO                      SALES CHARGE         INDIVIDUAL AND
HARTFORD BOND HLS FUND AND                        GROUP VARIABLE        GROUP ALLOCATED
HARTFORD STOCK HLS FUND SUB-ACCOUNTS ONLY (1)    ANNUITY CONTRACTS         CONTRACTS
-----------------------------------------------------------------------------------------
Up to $2,500                                            5.00  %               7.00  %
$2,501 to $50,000                                       3.50  %               3.50  %
$50,001 to $100,000                                     2.00  %               2.00  %
$100,001 and over                                       1.00  %               1.00  %

------------

(1) The cumulative Premium Payment amount does not assume the payment of any Premium Taxes. Hartford Money Market HLS Fund Sub-Account is not available under combination individual and group Contracts. The Sales Charge is not deducted against contributions made to the Hartford Money Market HLS Fund Sub-Account under group Contracts.


    We may reduce the amount or term of the Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").


    ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual $10 fee that we deduct from each Participant Account on a quarterly basis. The fee compensates us for our administrative services related to maintaining the

Contract and the Participant Accounts. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.


    ANNUAL CONTRACT FEE: We deduct an Annual Contract Fee on group Contracts offered in connection with certain qualified plans where the Employer has contracted out the administration of the Plan. The maximum Annual Contract Fee is $100. We deduct the Annual Contract Fee on the last business day of each Participant's Contract Year. However, if you surrender the value of your Participant Account in full at any time before the last business day of your Participant's Contract Year, we will deduct the Annual Contract Fee from the proceeds of the Surrender. We do not deduct the Annual Contract Fee during the Annuity Period under a Contract. We deduct the Annual Contract Fee on a pro rata basis from the value of the Sub-Accounts chosen with respect to a Participant Account.



    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts.


                                                            MORTALITY AND
                                                          EXPENSE RISK AND
                                                        ADMINISTRATIVE CHARGE
----------------------------------------------------------------------------------------------
Annual Rate on Hartford Bond HLS Fund Sub-Account and             1.00%
 Hartford Stock HLS Fund Sub-Account
Annual Rate on Hartford Money Market HLS Fund                    0.375%
 Sub-Account

    The Mortality and Expense Risk and Administrative Charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.


    EXPENSE RISK: We also bear an expense risk that the Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.



    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.


    We also provide various administrative support services for Plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

    If the Mortality and Expense Risk and Administrative Charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the Mortality and Expense Risk and Administrative Charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the Mortality and Expense Risk and Administrative Charge.


    We may reduce the Mortality and Expense Risk and Administrative Charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").



    PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Group Variable Annuity Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Annual Contract Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors.


    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.


    CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.



    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.


                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts, which may be issued on a group or individual basis, are variable annuity contracts offered for use in connection with Deferred Compensation Plans and Qualified Plans, including annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to section 403(b) of the Code. In addition, we can offer the Contracts in connection with Individual Retirement Annuity Plans under section 408 of the Code.


    It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.


    RIGHT TO CANCEL: For individual annuity contracts, if for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee before we can cancel your Contract.

    You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

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    If the application or other information accompanying the initial
Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.


    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?


    Yes. There is a $30 minimum amount for initial Contributions or subsequent Contributions that may be made on behalf of a Participant Account under a Contract, unless the Employer's plan provides otherwise, in which case the minimum amount shall not be less than $10. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.


    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

FOR EXAMPLE:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.


       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.



    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.



    We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.


    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

    FUND TRADING POLICIES

    Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

    In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.


       - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.


       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.


       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.


    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.


       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.



       - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.


       - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?


    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.


    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:


       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.



       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.


    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.


    These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.


    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


    Telephone or internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.



    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.




    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly, quarterly, semi-annual or annual intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.



    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Hartford Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.


    Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

    HOW ARE CONTRIBUTIONS APPLIED TO MY CONTRACT?

    Your initial Contribution will be invested within two Valuation Days of our receipt of a properly competed application and the initial Contribution at our Administrative Office. If we receive your subsequent Contribution before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Contribution after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your Contribution on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Contribution based on your last allocation instructions.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.


    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.


    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).


    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account is calculated by dividing (a) by (b) and multiplying (c) where:



    (a) is the net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day.


    (b) is the net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

    (c) is the daily factor representing the mortality and expense risk charge and any applicable administration charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period, and any other applicable charge.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.


       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death.


    CALCULATION OF THE DEATH BENEFIT: If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.


    You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").


    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(B) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(B) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:


    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.



    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").


    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.


    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable charges from the partial Surrender (See "Contract Charges").



    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, see "Systematic Withdrawal Option."


    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.


    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?


    Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period.


    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?


    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 75th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 65 under Option 2 with 120 monthly payments certain. Annuity payouts will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    The amount of each Annuity payment is determined by the value of the Participant Account, the Annuitant's gender (except where prohibited by law) and age, as well as the Annuity payment option selected. All or part of a Participant's Account value may be placed under one or more Annuity payment options.


    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?


    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits or to withdraw a Participant's Account value.

    Upon suspension of all other Contracts, Hartford will not accept future contributions. The suspension of all other Contracts will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits or to withdraw a Participant's Account value.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.


- Surrenders are subject to the limitations set forth in the Contract and any applicable charges. (See "Contract Charges").


    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUT COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYMENT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYMENT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION ("SWO"):

    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer. The maximum payment amount is 1.5% monthly, 4.5% quarterly, 9.0% semi-annually or 18.0% annually of the value of the Participant's Account at the time the SWO is elected. Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Sales Charge otherwise applicable is waived on SWO payments.

    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary.

    A Participant can change the terms of a SWO at any time, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.


    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?


    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1971 Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                                                                 $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                                                      6.13
 C.  Initial monthly payment (A x B / 1,000)                                                                $856.87
 D.  Annuity Unit Value                                                                                       3.125
 E.  Number of monthly annuity units (C / D)                                                                274.198
 F.  Assume annuity unit value for second month equal to                                                      2.897
 G.  Second monthly payment (F x E)                                                                         $794.35
 H.  Assume annuity unit value for third month equal to                                                       3.415
 I.  Third month payment (H x E)                                                                            $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

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

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

    This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

    THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.


    Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.



    The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.


B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    For certain types of Contracts, the Code requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    Rev. Rul. 2003-92, amplified by Rev. Rvl. 2007-7, indicates that, where interests in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS


    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

    THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a. TRADITIONAL IRAS

    Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

    You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

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    IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b. SEP IRAS

    Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c. SIMPLE IRAS

    The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

    If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d. ROTH IRAS


    Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the


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Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability;

       d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

       e. as a qualified reservist distribution upon certain calls to active duty.

    An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.


    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be


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exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($16,500 for 2010). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


    Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.


    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.


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6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

    Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

       (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

       (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

       (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

       (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

       (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

    In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

    If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b. RMDS AND 50% PENALTY TAX


    If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.


    An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       (i)  the calendar year in which the individual attains age 70 1/2, or

       (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

    A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax advisor before taking RMDs in 2010.


    The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

       (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

    If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

    If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

    The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

    In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is

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made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.


    For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



    By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.


    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).


    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Mortality and Expense Risk and Administrative Charge and the Sales Charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable to all Contributions made to such Participant's Account which in any year do not exceed three times the total Contributions made to such Participant's Account during the initial 12 consecutive months of participation in such Participant's Account.

    We may to modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.


    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, an affiliate of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.



    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2009. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS


    Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy.


    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS


    Subject to FINRA and Financial Intermediary rules, we and our affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue or retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.



Additional Payments may be used for various purposes, and may take various forms, such as:



       - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.



       - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.



       - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.



       - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.



       - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.



       - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.



       - Occasional meals and entertainment, tickets to sporting events and other gifts.



    As of December 31, 2009, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer:



    Ameriprise Financial Services, Inc., Edward D. Jones & Co., L.P., Merrill Lynch Pierce Fenner & Smith, Morgan Stanley & Co., Inc. (various divisions and affiliates), NRP Financial, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).



    Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.



    For the fiscal year ended December 31, 2009, Additional Payments for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $1.7 million.



    Financial Intermediaries that received Additional Payments in 2009, but do not have an ongoing contract for Additional Payments, are listed in the Statement of Additional Information.


    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?


    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.



    Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford Financial Services Group, Inc. ("The Hartford"), participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not a party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under ERISA. The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint. The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of the Sherman Act, RICO and ERISA claims.



    In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from a Hartford life insurance company ("Structured Settlements"). The operative complaint alleges that since 1997 the Company has systematically deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserts claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The plaintiffs seek compensatory damages, punitive damages, pre-judgment interest, attorney's fees and costs, and injunctive or other equitable relief. The Company vigorously denies that any claimant was misled or otherwise received less than the amount specified in the structured settlement agreements. In March 2009, the district court certified a class for the RICO and fraud claims composed of all persons, other than those represented by a plaintiffs' broker, who entered into a Structured Settlement since 1997 and received certain written representations about the cost or value of the settlement. The district court declined to certify a class for the breach-of-contract and unjust-enrichment claims. The Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. A trial on liability and the methodology for computing class-wide damages is scheduled to commence in September 2010. It is possible that an adverse outcome could have a material adverse effect on the Company's financial condition and consolidated results of operations or cash flows. The Company is defending this litigation vigorously.


    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583


    You can also send inquiries to us electronically via the internet through our website at retire.hartfordlife.com.



    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                     APPENDIX I -- ACCUMULATION UNIT VALUES


          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.



              MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)



                                                                        AS OF DECEMBER 31,
                                           2009             2008             2007             2006             2005
---------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 SUB-ACCOUNT -- QUALIFIED (.375%)
WITHOUT ANY OPTIONAL BENEFITS
Accumulation Unit value at beginning
 of period                                  $4.517           $4.439           $4.246           $4.070           $3.972
Accumulation Unit value at end of
 period                                     $4.503           $4.517           $4.439           $4.246           $4.070
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                                     --               --               --               --               --
HARTFORD STOCK HLS FUND SUB-ACCOUNT --
 QUALIFIED (.825%)
WITHOUT ANY OPTIONAL BENEFITS
Accumulation Unit value at beginning
 of period                                 $10.773          $19.100          $18.185          $15.992          $14.709
Accumulation Unit value at end of
 period                                    $15.122          $10.773          $19.100          $18.185          $15.992
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                                    976            1,065            1,197            1,412            1,576
HARTFORD TOTAL RETURN BOND HLS FUND
 SUB-ACCOUNT -- QUALIFIED (1.00%)
WITHOUT ANY OPTIONAL BENEFITS
Accumulation Unit value at beginning
 of period                                  $7.128           $7.794           $7.520           $7.248           $7.146
Accumulation Unit value at end of
 period                                     $8.116           $7.128           $7.794           $7.520           $7.248
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                                    168              166              212              252              243

                                                                      AS OF DECEMBER 31,
                                           2004             2003             2002             2001             2000
--------------------------------------  ------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 SUB-ACCOUNT -- QUALIFIED (.375%)
WITHOUT ANY OPTIONAL BENEFITS
Accumulation Unit value at beginning
 of period                                  $3.950           $3.935           $3.893           $3.762           $3.559
Accumulation Unit value at end of
 period                                     $3.972           $3.950           $3.935           $3.893           $3.762
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                                     --                1                1                1                2
HARTFORD STOCK HLS FUND SUB-ACCOUNT --
 QUALIFIED (.825%)
WITHOUT ANY OPTIONAL BENEFITS
Accumulation Unit value at beginning
 of period                                 $14.238          $11.351          $15.108          $17.356          $18.827
Accumulation Unit value at end of
 period                                    $14.709          $14.238          $11.351          $15.108          $17.356
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                                  1,800              634              711              781              868
HARTFORD TOTAL RETURN BOND HLS FUND
 SUB-ACCOUNT -- QUALIFIED (1.00%)
WITHOUT ANY OPTIONAL BENEFITS
Accumulation Unit value at beginning
 of period                                  $6.899           $6.461           $5.928           $5.510           $4.969
Accumulation Unit value at end of
 period                                     $7.146           $6.899           $6.461           $5.928           $5.510
Number of Accumulation Units
 outstanding at end of period (in
 thousands)                                    262              292              392              443              604

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                                    PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                            2
 Safekeeping of Assets                                                         2
 Experts                                                                       2
 Additional Financial Information                                              2
 Non-Participating                                                             2
 Misstatement of Age or Sex                                                    2
 Principal Underwriter                                                         2
 Additional Payments                                                           2
PERFORMANCE RELATED INFORMATION                                                4
 Total Return for all Sub-Accounts                                             4
 Yield for Sub-Accounts                                                        5
 Money Market Sub-Accounts                                                     5
 Additional Materials                                                          5
 Performance Comparisons                                                       6
FINANCIAL STATEMENTS                                                        SA-1

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

         a.   attained age 59 1/2

         b.  severance from employment

         c.   died, or

         d.  become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:


     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583



    Please send a Statement of Additional Information for Separate Account Two (Variable Account QP-2) (Form HV-1008) to me at the following address:


--------------------------------------------------------------------------------
                                      Name
--------------------------------------------------------------------------------
                                    Address
--------------------------------------------------------------------------------
 City/State                                                           Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                   SEPARATE ACCOUNT TWO (VARIABLE ACCOUNT QP)

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 3, 2010
Date of Statement of Additional Information: May 3, 2010


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Additional Financial Information                                             2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       5
  Money Market Sub-Accounts                                                    5
  Additional Materials                                                         5
  Performance Comparisons                                                      6
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 23, 2010 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for other-than-temporary impairments in 2009 and for the fair value measurement of financial instruments in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (the "Account") as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 23, 2010, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



ADDITIONAL FINANCIAL INFORMATION



We have included the financial statements for the Company and the Separate Account for the year ended December 31, 2009 in this Statement of Additional Information. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX


If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.


PRINCIPAL UNDERWRITER


Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.



Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2009: $3,665,638; 2008: $8,624,644; and 2007: $11,395,165.


ADDITIONAL PAYMENTS


As stated in the Prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the Prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2009 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------


A & F Financial Securities, Inc., Addison Avenue Federal Credit Union, Advantage Capital Corp., Advisory Group Equity Services Ltd., AF Brokerage, AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Allen & Company of Florida, Inc., Alliance Bernstein Investment Research, Alliance Bernstein Investments, Inc., Altura Credit Union, Amcore Investment Services, Inc., American Funds, American General Securities, Inc., American Portfolios Financial Services, Ameriprise Advisor Services, Inc., Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Investment Services, Inc., Anchor Bank, Arvest Asset Management, Arvest Bank, Associated Bank, N.A., Associated Investment Services, Inc., Associated Securities Corp., Atlantic Southern Bank, AXA Advisors, LLC, B .C. Ziegler and Company, Banc of America Investment Services, Inc., Bancnorth Investment Group, Inc., Bancorpsouth Bank, Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma, N.A., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankUnited FSB, BB&T Investment Services, Inc., BCG Securities, Inc., Benchmark Investments, Inc., Berthel, Fisher & Co. Financial Services, BISA, BOSC, Inc., Brewer Financial Services, LLC, Broker Dealer Financial Services Corp., Brookstone Securities, Inc., Brookstreet Securities Corp., Bruce
A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., California National Bank, Cambridge Investment Research, Inc., Camden National Bank, Cantella & Co., Inc., Capital Analysts, Inc., Capital Bank, Capital Financial Services, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Capitol Securities Management, Inc., Carolina First Bank, CBIZ Financial Solutions, Inc., CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Centennial Securities Co., Inc., Centra Bank, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Chicago Investment Group, LLC, CIBC World Markets Corp., Citadel Federal Credit Union, Citi Bank, Citigroup Global Markets, Inc., City Bank, City Securities Corporation, Colonial Bank, N.A., Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Community Bank, Compass Bank, Compass Brokerage, Inc., Coordinated Capital Securities, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, Cumberland Brokerage Corp., Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Dempsey Lord Smith LLC, Deutsche Bank Securities, Inc., Dominion Investor Services, Inc., Dorsey & Company, Inc., Dougherty & Company LLC, Eagle One Financial, Eagle One Investments, LLC, Edward Jones, Elevations Credit Union, Emerson Equity, LLC, Equable Securities Corporation, Equity Services, Inc., Essex Financial Services, Inc., Essex National Securities, Inc., Excel Securities & Assoc., Inc., Fairpoint Capital, Inc., FCG Advisors, Feltl & Company, Ferris Baker Watts, Fidelity Bank, Fidelity Brokerage Services, Inc., Fidelity Brokerage Services, LLC, Fidelity Investments, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Brokerage America, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Citizens Trust Co., N. A., First Financial Equity Corp., First Global Securities, Inc., First Heartland Capital, Inc., First Investment Services, First National B & T of Columbus, First Niagara Bank, First South Bank, First Southeast Inv. Services, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Advisors, First Western Securities, Inc., Five Star Investment Services, Inc., Florida Investment Advisers, FNB Brokerage Services, Inc., Division, Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Fremont Bank, Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Girard Securities, Inc., Gold Coast Securities, Inc., Great American Advisors, Inc., Gregory J Schwartz & Co., Inc., Grey Investment, Gunnallen Financial, Inc., GWN Securities, Inc., H & R Block Financial Advisors, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbor Financial Services, LLC, Harbour Investments, Inc., Harris Investor Services, Inc., Harvest Capital LLC, Hazard & Siegel, Inc., Heartland Investment Assoc., Inc., Heim Young & Associates, Inc., Heritage Family Federal Credit Union, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Brokerage, Inc., HSBC Securities
(USA) Inc., Huntingdon Securities Corp., Huntington Investments, Huntington National Bank, Huntington Valley Bank, IBN Financial Services, Inc., IMS Securities, Inc., Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, Insignia Bank, InterSecurities Inc., Inverness Securities, LLC, Invesmart Securities LLC, INVEST Financial Corporation, INVEST Bank of Oak Ridge, INVEST United Community Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., J. B. Hanauer & Co., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, Kern Schools Federal Credit Union, Key Bank, Key Investment Services, LLC., KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, Lara, Shull & May, LTD, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Leonard & Company, Liberty Group, LLC, Linclon Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Lord, Abbett & Co., LPL Financial Corporation, M Griffith Locke Investment Services, M & I Bank, M & T Bank, M & T Securities, Inc., M.L. Stern & Co., Inc., May Financial Corporation, Means Investment Co., Inc., Merrill Lynch Inc., Mesirow Financial, Inc., MetLife Securities, Inc., MFS Fund Distributors, Inc., MidAmerica Financial Services, Inc., MidFirst Bank, Midwestern Securities Trading Co., LLC, MML Investor Services, Inc., Money Concepts Capital Corp., Money

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


Management Advisory, Inc., Morgan Keegan & Co., Inc., Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Service Corp., Natcity Investments, National Advisors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities, Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., Nollenberger Capital Partners, Northwestern Mutual Inv. Services, NPB Financial Group LLC, Nutmeg Securities, Ltd., NYLIFE Securities, Inc., OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Orange County Teachers FCU, Orange Countys Credit Union, Pacco Capital Solutions, LLC, Pacific West Securities, Inc., Packerland Brokerage Services, Inc., Park Avenue Securities, LLC, Parsonex Securities, Inc., Partnervest Securities, Inc., Paulson Investment Company, Inc., Peoples Securities, Inc., PlanMember Securities Corp., Planning Corp. (IM&R), PNC Bank Corp., PNC Investments LLC, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., RBC Capital Markets Corp., RBC Dain FID Division, Regal Securities, Inc., Resource Horizons Group, LLC, RiverStone Wealth Management, Inc., Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Royal Securities Company, Ryan Financial, Inc., S.C. Parker & Co., Inc., S. Smith Barney Bank Investments Centers, Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., Santa Barbara Bank & Trust, Scott & Stringfellow, Inc., Seacoast Investor Services, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signal Securities, Inc., Signator Investors, Inc., Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, Smith Hayes Financial Services Corp., South Valley Wealth Management, Southeast Investments N.C., Inc., Southwest Securities, Inc., Sovereign Bank, Space Coast Credit Union, Spectrum Capital Inc., Stephens, Inc., Sterling Savings Bank, Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Stockcross, Inc., Strategic Financial Alliance, Summit Bank, Summit Brokerage Services Inc., Summit Equities, Inc., Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., SunTrust Securities, Inc., Symetra Investment Services, Inc., Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., The Winning Edge Financial Group, Thoroughbred Financial Services, LLC, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Tricor Financial Services, Ltd., Triune Capital Advisors, TrustCore Investments, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UBS International, UMB Bank, UMB Financial Services, Inc., Union Bank of California,
N. A., UnionBanc Investment Services, United Bank, Inc., United Brokerage Services, Inc., United Community Bank, United Financial Group, United Planners Financial Services of America, US Bancorp Investments, US Bank, US Discount Brokerage, Inc., USA Financial Securities Corp., UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, Veritrust Financial, LLC, VFinance Investments, Inc., VSR Financial Services, Inc., Wachovia Bank, Wachovia Securities ISG, Wachovia Securities LLC., Wall Street Financial Group, Walnut Street Securities, Inc., WaMu Investments, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Western International Securities, Western State Bank, Westfield Bakerink Brozak, LLC, WFG Investments, Inc., Woodbury Financial Services, Inc., Woodmen Financial Services, Inc., Woodstock Financial Group, Inc., Workman Securities Corp., WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible sales charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.


The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.


The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR - (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

6                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Two (the "Account"), as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life Insurance Company Separate Account Two as of December 31, 2009, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 23, 2010

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            AMERICAN CENTURY(R) VP      ALLIANCEBERNSTEIN            AIM V.I.
                                                   CAPITAL                INTERNATIONAL              CAPITAL
                                              APPRECIATION FUND             VALUE FUND          APPRECIATION FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                                --                        --                      --
   Class IB                                                --                        --                      --
   Other class                                        375,603                    70,320                  97,195
                                                 ============              ============            ============
  Cost:
   Class IA                                                --                        --                      --
   Class IB                                                --                        --                      --
   Other class                                     $3,452,496                $1,454,238              $2,404,036
                                                 ============              ============            ============
  Market Value:
   Class IA                                                --                        --                      --
   Class IB                                                --                        --                      --
   Other class                                     $4,045,241                $1,022,457              $1,975,969
 Due from Hartford Life Insurance
  Company                                                  --                        26                      --
 Receivable from fund shares sold                          52                        --                     118
 Other assets                                              --                        --                      --
                                                 ------------              ------------            ------------
 Total Assets                                       4,045,293                 1,022,483               1,976,087
                                                 ------------              ------------            ------------
LIABILITIES:
 Due to Hartford Life Insurance Company                    52                        --                     118
 Payable for fund shares purchased                         --                        26                      --
 Other liabilities                                         --                        --                       1
                                                 ------------              ------------            ------------
 Total Liabilities                                         52                        26                     119
                                                 ------------              ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                      $4,045,241                $1,022,457              $1,975,968
                                                 ============              ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        AIM V.I.                AIM V.I.           ALLIANCEBERNSTEIN VP
                                          CORE                    HIGH                  GROWTH AND
                                      EQUITY FUND              YIELD FUND            INCOME PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                      --                       --
   Class IB                                     --                      --                       --
   Other class                             206,460                 571,004                  127,026
                                      ============            ============             ============
  Cost:
   Class IA                                     --                      --                       --
   Class IB                                     --                      --                       --
   Other class                          $5,174,959              $4,161,593               $3,477,591
                                      ============            ============             ============
  Market Value:
   Class IA                                     --                      --                       --
   Class IB                                     --                      --                       --
   Other class                          $5,145,276              $2,980,642               $1,915,562
 Due from Hartford Life
  Insurance Company                             --                      --                       --
 Receivable from fund shares
  sold                                         187                     130                    2,682
 Other assets                                   --                       1                       --
                                      ------------            ------------             ------------
 Total Assets                            5,145,463               2,980,773                1,918,244
                                      ------------            ------------             ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                      187                     130                    2,682
 Payable for fund shares
  purchased                                     --                      --                       --
 Other liabilities                              47                      --                       --
                                      ------------            ------------             ------------
 Total Liabilities                             234                     130                    2,682
                                      ------------            ------------             ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $5,145,229              $2,980,643               $1,915,562
                                      ============            ============             ============

                                  ALLIANCEBERNSTEIN VPS                                   BB&T
                                       INTERMEDIATE           AMERICAN FUNDS            MID CAP
                                      BOND PORTFOLIO           GROWTH FUND             GROWTH VIF
                                       SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      --                     --                      --
   Class IB                                      --                     --                      --
   Other class                              216,352                  7,391                 603,906
                                       ============             ==========            ============
  Cost:
   Class IA                                      --                     --                      --
   Class IB                                      --                     --                      --
   Other class                           $2,403,723               $430,479              $6,467,006
                                       ============             ==========            ============
  Market Value:
   Class IA                                      --                     --                      --
   Class IB                                      --                     --                      --
   Other class                           $2,565,932               $340,742              $5,320,411
 Due from Hartford Life
  Insurance Company                              --                     --                      --
 Receivable from fund shares
  sold                                           99                    239                  20,558
 Other assets                                    --                     --                      --
                                       ------------             ----------            ------------
 Total Assets                             2,566,031                340,981               5,340,969
                                       ------------             ----------            ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                        99                    239                  20,558
 Payable for fund shares
  purchased                                      --                     --                      --
 Other liabilities                               --                     --                       1
                                       ------------             ----------            ------------
 Total Liabilities                               99                    239                  20,559
                                       ------------             ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $2,565,932               $340,742              $5,320,410
                                       ============             ==========            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                               BB&T
                                                   BB&T                                       SPECIAL
                                             CAPITAL MANAGER               BB&T            OPPORTUNITIES
                                                EQUITY VIF             LARGE CAP VIF        EQUITY VIF
                                               SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                              --                       --                  --
   Class IB                                              --                       --                  --
   Other class                                      705,350                3,416,423             752,304
                                               ============            =============       =============
  Cost:
   Class IA                                              --                       --                  --
   Class IB                                              --                       --                  --
   Other class                                   $6,233,327              $40,360,628          $9,200,320
                                               ============            =============       =============
  Market Value:
   Class IA                                              --                       --                  --
   Class IB                                              --                       --                  --
   Other class                                   $4,161,569              $25,998,983         $10,750,429
 Due from Hartford Life Insurance
  Company                                                --                       --                  --
 Receivable from fund shares sold                       156                    1,913                 657
 Other assets                                             1                        8                  --
                                               ------------            -------------       -------------
 Total Assets                                     4,161,726               26,000,904          10,751,086
                                               ------------            -------------       -------------
LIABILITIES:
 Due to Hartford Life Insurance Company                 156                    1,913                 657
 Payable for fund shares purchased                       --                       --                  --
 Other liabilities                                       --                       --                   1
                                               ------------            -------------       -------------
 Total Liabilities                                      156                    1,913                 658
                                               ------------            -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $4,161,570              $25,998,991         $10,750,428
                                               ============            =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                        COLUMBIA
                                          BB&T                                        SMALL COMPANY
                                      TOTAL RETURN           CALVERT SOCIAL              GROWTH
                                        BOND VIF           BALANCED PORTFOLIO            FUND VS
                                      SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                      --                       --
   Class IB                                     --                      --                       --
   Other class                             389,762               1,190,796                  886,995
                                      ============            ============            =============
  Cost:
   Class IA                                     --                      --                       --
   Class IB                                     --                      --                       --
   Other class                          $3,907,577              $1,861,769              $11,875,863
                                      ============            ============            =============
  Market Value:
   Class IA                                     --                      --                       --
   Class IB                                     --                      --                       --
   Other class                          $4,041,825              $1,825,489               $8,471,057
 Due from Hartford Life
  Insurance Company                             --                      --                       --
 Receivable from fund shares
  sold                                         162                     238                      383
 Other assets                                    5                      --                       --
                                      ------------            ------------            -------------
 Total Assets                            4,041,992               1,825,727                8,471,440
                                      ------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                      162                     238                      383
 Payable for fund shares
  purchased                                     --                      --                       --
 Other liabilities                              --                       1                       76
                                      ------------            ------------            -------------
 Total Liabilities                             162                     239                      459
                                      ------------            ------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $4,041,830              $1,825,488               $8,470,981
                                      ============            ============            =============


                                        COLUMBIA               EVERGREEN VA
                                     LARGE CAP VALUE       DIVERSIFIED CAPITAL         EVERGREEN VA
                                         FUND VS               BUILDER FUND            GROWTH FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      --                      --                      --
   Class IB                                      --                      --                      --
   Other class                            1,278,873                 297,711                 430,796
                                      =============            ============            ============
  Cost:
   Class IA                                      --                      --                      --
   Class IB                                      --                      --                      --
   Other class                          $23,097,832              $4,000,675              $5,294,889
                                      =============            ============            ============
  Market Value:
   Class IA                                      --                      --                      --
   Class IB                                      --                      --                      --
   Other class                          $14,745,563              $3,396,887              $4,967,078
 Due from Hartford Life
  Insurance Company                              --                      --                      --
 Receivable from fund shares
  sold                                          656                  23,863                     200
 Other assets                                    --                      --                       4
                                      -------------            ------------            ------------
 Total Assets                            14,746,219               3,420,750               4,967,282
                                      -------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                       656                  23,863                     200
 Payable for fund shares
  purchased                                      --                      --                      --
 Other liabilities                              104                      --                      --
                                      -------------            ------------            ------------
 Total Liabilities                              760                  23,863                     200
                                      -------------            ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $14,745,459              $3,396,887              $4,967,082
                                      =============            ============            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                          EVERGREEN VA                           EVERGREEN VA
                                          INTERNATIONAL       EVERGREEN VA          SPECIAL
                                           EQUITY FUND         OMEGA FUND         VALUES FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                 --                  --
   Class IB                                          --                 --                  --
   Other class                                1,233,920            223,112           1,060,802
                                          =============       ============       =============
  Cost:
   Class IA                                          --                 --                  --
   Class IB                                          --                 --                  --
   Other class                              $13,979,755         $4,355,334         $15,257,811
                                          =============       ============       =============
  Market Value:
   Class IA                                          --                 --                  --
   Class IB                                          --                 --                  --
   Other class                              $13,165,926         $4,555,950         $12,528,076
 Due from Hartford Life Insurance
  Company                                            --                 --                  --
 Receivable from fund shares sold                 5,214                 51               2,053
 Other assets                                        --                  1                  --
                                          -------------       ------------       -------------
 Total Assets                                13,171,140          4,556,002          12,530,129
                                          -------------       ------------       -------------
LIABILITIES:
 Due to Hartford Life Insurance Company           5,214                 51               2,053
 Payable for fund shares purchased                   --                 --                  --
 Other liabilities                                    2                 --                  --
                                          -------------       ------------       -------------
 Total Liabilities                                5,216                 51               2,053
                                          -------------       ------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                               $13,165,924         $4,555,951         $12,528,076
                                          =============       ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            EVERGREEN VA           EVERGREEN VA
                                                HIGH               FUNDAMENTAL           FIDELITY(R) VIP
                                            INCOME FUND           LARGE CAP FUND        ASSET MANAGER(TM)
                                            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                      --                      --
   Class IB                                          --                      --                      --
   Other class                                   10,866                 411,426                 205,462
                                             ==========            ============            ============
  Cost:
   Class IA                                          --                      --                      --
   Class IB                                          --                      --                      --
   Other class                                 $104,714              $6,252,101              $3,167,612
                                             ==========            ============            ============
  Market Value:
   Class IA                                          --                      --                      --
   Class IB                                          --                      --                      --
   Other class                                  $94,206              $7,043,611              $2,671,008
 Due from Hartford Life Insurance
  Company                                            --                      --                      --
 Receivable from fund shares sold                     4                     339                      62
 Other assets                                        --                      71                       1
                                             ----------            ------------            ------------
 Total Assets                                    94,210               7,044,021               2,671,071
                                             ----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             4                     339                      62
 Payable for fund shares purchased                   --                      --                      --
 Other liabilities                                   --                      --                      --
                                             ----------            ------------            ------------
 Total Liabilities                                    4                     339                      62
                                             ----------            ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                   $94,206              $7,043,682              $2,671,009
                                             ==========            ============            ============


                                           FIDELITY(R) VIP      FIDELITY(R) VIP     FIDELITY(R) VIP
                                                GROWTH           CONTRAFUND(R)          OVERSEAS
                                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                            --                   --                  --
   Class IB                                            --                   --                  --
   Other class                                    254,556              700,564             210,743
                                             ============        =============        ============
  Cost:
   Class IA                                            --                   --                  --
   Class IB                                            --                   --                  --
   Other class                                 $7,581,786          $11,599,587          $4,117,732
                                             ============        =============        ============
  Market Value:
   Class IA                                            --                   --                  --
   Class IB                                            --                   --                  --
   Other class                                 $7,646,853          $14,445,623          $3,171,677
 Due from Hartford Life Insurance
  Company                                              --                   --                  --
 Receivable from fund shares sold                     230                  390                  75
 Other assets                                          --                   --                  --
                                             ------------        -------------        ------------
 Total Assets                                   7,647,083           14,446,013           3,171,752
                                             ------------        -------------        ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             230                  390                  75
 Payable for fund shares purchased                     --                   --                  --
 Other liabilities                                      1                    3                  --
                                             ------------        -------------        ------------
 Total Liabilities                                    231                  393                  75
                                             ------------        -------------        ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $7,646,852          $14,445,620          $3,171,677
                                             ============        =============        ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            FIDELITY(R) VIP       FIDELITY(R) VIP
                                              FREEDOM 2020         FREEDOM 2030        FIDELITY(R) VIP
                                               PORTFOLIO             PORTFOLIO           FREEDOM 2015
                                            SUB-ACCOUNT (A)       SUB-ACCOUNT (B)      SUB-ACCOUNT (C)
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                            --                  --                     --
   Class IB                                            --                  --                     --
   Other class                                     11,824                 645                 23,340
                                               ==========             =======             ==========
  Cost:
   Class IA                                            --                  --                     --
   Class IB                                            --                  --                     --
   Other class                                   $114,090              $5,853               $230,895
                                               ==========             =======             ==========
  Market Value:
   Class IA                                            --                  --                     --
   Class IB                                            --                  --                     --
   Other class                                   $112,088              $5,808               $227,335
 Due from Hartford Life Insurance
  Company                                              --                  --                     --
 Receivable from fund shares sold                       4                  --                      8
 Other assets                                          --                  --                     --
                                               ----------             -------             ----------
 Total Assets                                     112,092               5,808                227,343
                                               ----------             -------             ----------
LIABILITIES:
 Due to Hartford Life Insurance Company                 4                  --                      8
 Payable for fund shares purchased                     --                  --                     --
 Other liabilities                                     --                  --                     --
                                               ----------             -------             ----------
 Total Liabilities                                      4                  --                      8
                                               ----------             -------             ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $112,088              $5,808               $227,335
                                               ==========             =======             ==========

(a)  Funded as of November 6, 2009.

(b) Funded as of December 1, 2009.

(c)  Funded as of November 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          FIDELITY(R) VIP        FIDELITY(R) VIP         FIDELITY(R) VIP
                                           FREEDOM 2025         FUNDSMANAGER 50%        FUNDSMANAGER 85%
                                          SUB-ACCOUNT (B)        SUB-ACCOUNT (C)         SUB-ACCOUNT (D)
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                        --                      --                    --
   Class IB                                        --                      --                    --
   Other class                                    607                   6,785                    62
                                              =======               =========                 =====
  Cost:
   Class IA                                        --                      --                    --
   Class IB                                        --                      --                    --
   Other class                                 $5,755                 $60,416                  $496
                                              =======               =========                 =====
  Market Value:
   Class IA                                        --                      --                    --
   Class IB                                        --                      --                    --
   Other class                                 $5,630                 $61,747                  $497
 Due from Hartford Life Insurance
  Company                                          --                      --                    --
 Receivable from fund shares sold                  --                       2                    --
 Other assets                                      --                      --                    --
                                              -------               ---------                 -----
 Total Assets                                   5,630                  61,749                   497
                                              -------               ---------                 -----
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                       2                    --
 Payable for fund shares purchased                 --                      --                    --
 Other liabilities                                 --                      --                    --
                                              -------               ---------                 -----
 Total Liabilities                                 --                       2                    --
                                              -------               ---------                 -----
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $5,630                 $61,747                  $497
                                              =======               =========                 =====

                                                                                     HARTFORD
                                               FRANKLIN             HARTFORD          TOTAL
                                                INCOME              ADVISERS       RETURN BOND
                                           SECURITIES FUND          HLS FUND         HLS FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                            --             74,841,991      60,683,575
   Class IB                                            --              8,681,889      17,445,731
   Other class                                    100,725                     --              --
                                             ============       ================  ==============
  Cost:
   Class IA                                            --         $1,294,576,084    $674,692,337
   Class IB                                            --            215,360,539     201,252,341
   Other class                                 $1,604,975                     --              --
                                             ============       ================  ==============
  Market Value:
   Class IA                                            --         $1,307,771,961    $641,826,026
   Class IB                                            --            153,481,186     183,648,172
   Other class                                 $1,422,236                     --              --
 Due from Hartford Life Insurance
  Company                                              --                     --              --
 Receivable from fund shares sold                      25                769,052         469,160
 Other assets                                          --                      6              --
                                             ------------       ----------------  --------------
 Total Assets                                   1,422,261          1,462,022,205     825,943,358
                                             ------------       ----------------  --------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                              25                769,052         469,160
 Payable for fund shares purchased                     --                     --              --
 Other liabilities                                     --                     --              81
                                             ------------       ----------------  --------------
 Total Liabilities                                     25                769,052         469,241
                                             ------------       ----------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $1,422,236         $1,461,253,153    $825,474,117
                                             ============       ================  ==============

(b) Funded as of December 1, 2009.

(c)  Funded as of November 2, 2009.

(d) Funded as of November 23, 2009.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              HARTFORD          HARTFORD        HARTFORD
                                              CAPITAL           DIVIDEND       FUNDAMENTAL
                                            APPRECIATION       AND GROWTH        GROWTH
                                              HLS FUND          HLS FUND        HLS FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
-------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     53,069,029        46,650,433      1,554,929
   Class IB                                      8,023,688        11,188,154        696,668
   Other class                                          --                --             --
                                          ================  ================  =============
  Cost:
   Class IA                                 $1,797,702,660      $738,925,578    $14,608,444
   Class IB                                    357,405,883       206,469,315      6,348,392
   Other class                                          --                --             --
                                          ================  ================  =============
  Market Value:
   Class IA                                 $1,943,672,842      $818,717,861    $13,036,947
   Class IB                                    291,417,906       195,901,218      5,809,814
   Other class                                          --                --             --
 Due from Hartford Life Insurance
  Company                                               --                --         72,697
 Receivable from fund shares sold                1,257,050           481,823             --
 Other assets                                          270                49              3
                                          ----------------  ----------------  -------------
 Total Assets                                2,236,348,068     1,015,100,951     18,919,461
                                          ----------------  ----------------  -------------
LIABILITIES:
 Due to Hartford Life Insurance Company          1,257,050           481,823             --
 Payable for fund shares purchased                      --                --         72,697
 Other liabilities                                      --                --             --
                                          ----------------  ----------------  -------------
 Total Liabilities                               1,257,050           481,823         72,697
                                          ----------------  ----------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                               $2,235,091,018    $1,014,619,128    $18,846,764
                                          ================  ================  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         HARTFORD
                                          GLOBAL        HARTFORD       HARTFORD
                                         ADVISERS     GLOBAL EQUITY  GLOBAL HEALTH
                                         HLS FUND       HLS FUND       HLS FUND
                                        SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                4,871,557      2,387,462      3,459,140
   Class IB                                  856,143        647,690        550,927
   Other class                                    --             --             --
                                       =============  =============  =============
  Cost:
   Class IA                              $55,452,768    $22,156,237    $45,281,649
   Class IB                                9,261,242      5,986,519      7,358,584
   Other class                                    --             --             --
                                       =============  =============  =============
  Market Value:
   Class IA                              $50,749,143    $20,704,695    $44,943,354
   Class IB                                8,871,556      5,607,234      7,021,518
   Other class                                    --             --             --
 Due from Hartford Life Insurance
  Company                                         --             --             --
 Receivable from fund shares sold              3,736         39,889         91,544
 Other assets                                      7             --              1
                                       -------------  -------------  -------------
 Total Assets                             59,624,442     26,351,818     52,056,417
                                       -------------  -------------  -------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                      3,736         39,889         91,544
 Payable for fund shares purchased                --             --             --
 Other liabilities                                --              1             --
                                       -------------  -------------  -------------
 Total Liabilities                             3,736         39,890         91,544
                                       -------------  -------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $59,620,706    $26,311,928    $51,964,873
                                       =============  =============  =============

                                                          HARTFORD
                                          HARTFORD      DISCIPLINED      HARTFORD
                                       GLOBAL GROWTH       EQUITY         GROWTH
                                          HLS FUND        HLS FUND       HLS FUND
                                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
-------------------------------------  ---------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 7,210,162      10,183,242      4,884,619
   Class IB                                 1,997,625       3,214,674      1,633,261
   Other class                                     --              --             --
                                       ==============  ==============  =============
  Cost:
   Class IA                              $116,880,068    $118,783,279    $51,543,446
   Class IB                                32,281,395      35,789,412     16,734,431
   Other class                                     --              --             --
                                       ==============  ==============  =============
  Market Value:
   Class IA                               $98,843,182    $106,659,303    $49,186,083
   Class IB                                27,239,666      33,500,733     16,203,463
   Other class                                     --              --             --
 Due from Hartford Life Insurance
  Company                                          --           4,292             --
 Receivable from fund shares sold              41,367              --         44,135
 Other assets                                      17              39              6
                                       --------------  --------------  -------------
 Total Assets                             126,124,232     140,164,367     65,433,687
                                       --------------  --------------  -------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                      41,367              --         44,135
 Payable for fund shares purchased                 --           4,292             --
 Other liabilities                                 --              --             --
                                       --------------  --------------  -------------
 Total Liabilities                             41,367           4,292         44,135
                                       --------------  --------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $126,082,865    $140,160,075    $65,389,552
                                       ==============  ==============  =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                  HARTFORD
                                                   GROWTH              HARTFORD        HARTFORD
                                               OPPORTUNITIES          HIGH YIELD        INDEX
                                                  HLS FUND             HLS FUND        HLS FUND
                                              SUB-ACCOUNT (E)        SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         4,089,989           14,520,149       8,495,650
   Class IB                                         1,251,191            4,701,491         797,314
   Other class                                             --                   --              --
                                               ==============       ==============  ==============
  Cost:
   Class IA                                       $99,603,579         $132,249,283    $151,360,702
   Class IB                                        31,636,942           41,629,693      23,768,336
   Other class                                             --                   --              --
                                               ==============       ==============  ==============
  Market Value:
   Class IA                                       $89,986,665         $115,223,260    $197,227,705
   Class IB                                        27,256,945           36,936,401      18,433,700
   Other class                                             --                   --              --
 Due from Hartford Life Insurance
  Company                                                  --              258,932              --
 Receivable from fund shares sold                      91,601                   --         108,104
 Other assets                                              23                   19              --
                                               --------------       --------------  --------------
 Total Assets                                     117,335,234          152,418,612     215,769,509
                                               --------------       --------------  --------------
LIABILITIES:
 Due to Hartford Life Insurance Company                91,601                   --         108,104
 Payable for fund shares purchased                         --              258,932              --
 Other liabilities                                         --                   --               2
                                               --------------       --------------  --------------
 Total Liabilities                                     91,601              258,932         108,106
                                               --------------       --------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $117,243,633         $152,159,680    $215,661,403
                                               ==============       ==============  ==============

(e) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD            HARTFORD             HARTFORD
                                        INTERNATIONAL        INTERNATIONAL       INTERNATIONAL
                                            GROWTH           SMALL COMPANY       OPPORTUNITIES
                                           HLS FUND            HLS FUND             HLS FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 11,304,082           3,822,811           23,045,037
   Class IB                                  2,831,800             663,325            4,286,891
   Other class                                      --                  --                   --
                                        ==============       =============       ==============
  Cost:
   Class IA                               $125,970,510         $49,228,251         $250,732,984
   Class IB                                 30,899,992           8,448,743           48,363,318
   Other class                                      --                  --                   --
                                        ==============       =============       ==============
  Market Value:
   Class IA                                $83,767,523         $43,140,673         $253,797,871
   Class IB                                 20,874,493           7,425,365           47,797,513
   Other class                                      --                  --                   --
 Due from Hartford Life Insurance
  Company                                        9,856                  --                   --
 Receivable from fund shares sold                   --              21,001              516,941
 Other assets                                       --                  --                   --
                                        --------------       -------------       --------------
 Total Assets                              104,651,872          50,587,039          302,112,325
                                        --------------       -------------       --------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --              21,001              516,941
 Payable for fund shares purchased               9,856                  --                   --
 Other liabilities                                   6                   5                  165
                                        --------------       -------------       --------------
 Total Liabilities                               9,862              21,006              517,106
                                        --------------       -------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                             $104,642,010         $50,566,033         $301,595,219
                                        ==============       =============       ==============

                                          HARTFORD
                                           MIDCAP         HARTFORD        HARTFORD
                                           GROWTH          MIDCAP       MIDCAP VALUE
                                          HLS FUND        HLS FUND        HLS FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 3,066,700       9,185,330      13,961,170
   Class IB                                   757,326         310,402       3,926,905
   Other class                                     --              --              --
                                        =============  ==============  ==============
  Cost:
   Class IA                               $21,334,264    $140,596,957    $144,907,091
   Class IB                                 4,870,669       7,579,809      40,145,309
   Other class                                     --              --              --
                                        =============  ==============  ==============
  Market Value:
   Class IA                               $24,154,791    $194,017,423    $116,275,595
   Class IB                                 5,953,246       6,492,745      32,595,630
   Other class                                     --              --              --
 Due from Hartford Life Insurance
  Company                                          --              --              --
 Receivable from fund shares sold              12,025         172,236          42,402
 Other assets                                       1              --              19
                                        -------------  --------------  --------------
 Total Assets                              30,120,063     200,682,404     148,913,646
                                        -------------  --------------  --------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                      12,025         172,236          42,402
 Payable for fund shares purchased                 --              --              --
 Other liabilities                                 --              18              --
                                        -------------  --------------  --------------
 Total Liabilities                             12,025         172,254          42,402
                                        -------------  --------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                             $30,108,038    $200,510,150    $148,871,244
                                        =============  ==============  ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             HARTFORD            HARTFORD                 HARTFORD
                                           MONEY MARKET       SMALLCAP VALUE           SMALL COMPANY
                                             HLS FUND            HLS FUND                 HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  273,048,754            651,333                 7,616,280
   Class IB                                   82,185,347            143,478                 1,699,671
   Other class                                        --                 --                        --
                                          ==============       ============            ==============
  Cost:
   Class IA                                 $273,048,754         $5,359,597               $96,676,880
   Class IB                                   82,185,347          1,146,002                24,533,023
   Other class                                        --                 --                        --
                                          ==============       ============            ==============
  Market Value:
   Class IA                                 $273,048,754         $6,125,595              $108,373,520
   Class IB                                   82,185,347          1,340,322                23,585,108
   Other class                                        --                 --                        --
 Due from Hartford Life Insurance
  Company                                             --                 --                   448,937
 Receivable from fund shares sold                475,114             87,355                        --
 Other assets                                         11                 --                        --
                                          --------------       ------------            --------------
 Total Assets                                355,709,226          7,553,272               132,407,565
                                          --------------       ------------            --------------
LIABILITIES:
 Due to Hartford Life Insurance Company          475,114             87,355                        --
 Payable for fund shares purchased                    --                 --                   448,937
 Other liabilities                                   121                 --                        14
                                          --------------       ------------            --------------
 Total Liabilities                               475,235             87,355                   448,951
                                          --------------       ------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                               $355,233,991         $7,465,917              $131,958,614
                                          ==============       ============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                          HARTFORD
                                                HARTFORD             HARTFORD         U.S. GOVERNMENT
                                            SMALLCAP GROWTH           STOCK              SECURITIES
                                                HLS FUND             HLS FUND             HLS FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                       5,016,177           19,118,039           22,900,395
   Class IB                                       1,435,212            2,153,135            5,941,949
   Other class                                           --                   --                   --
                                             ==============       ==============       ==============
  Cost:
   Class IA                                     $82,716,587         $603,839,375         $251,896,434
   Class IB                                      23,595,790          111,623,235           66,077,651
   Other class                                           --                   --                   --
                                             ==============       ==============       ==============
  Market Value:
   Class IA                                     $78,494,794         $690,213,659         $241,207,718
   Class IB                                      22,356,622           77,649,985           62,255,790
   Other class                                           --                   --                   --
 Due from Hartford Life Insurance
  Company                                                --                   --                   --
 Receivable from fund shares sold                    57,618              471,214              113,814
 Other assets                                             5                   21                   27
                                             --------------       --------------       --------------
 Total Assets                                   100,909,039          768,334,879          303,577,349
                                             --------------       --------------       --------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            57,618              471,214              113,814
 Payable for fund shares purchased                       --                   --                   --
 Other liabilities                                       --                   --                   --
                                             --------------       --------------       --------------
 Total Liabilities                                   57,618              471,214              113,814
                                             --------------       --------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $100,851,421         $767,863,665         $303,463,535
                                             ==============       ==============       ==============

                                                         HARTFORD       HARTFORD
                                          HARTFORD         VALUE         EQUITY
                                            VALUE      OPPORTUNITIES     INCOME
                                          HLS FUND       HLS FUND       HLS FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 4,889,252      3,811,014      4,430,322
   Class IB                                 1,505,356        899,995        811,870
   Other class                                     --             --             --
                                        =============  =============  =============
  Cost:
   Class IA                               $46,878,499    $59,593,738    $50,891,505
   Class IB                                13,849,920     13,879,653      9,047,032
   Other class                                     --             --             --
                                        =============  =============  =============
  Market Value:
   Class IA                               $46,471,593    $48,600,597    $46,421,203
   Class IB                                14,293,639     11,433,548      8,512,632
   Other class                                     --             --             --
 Due from Hartford Life Insurance
  Company                                          --             --         20,500
 Receivable from fund shares sold              83,666         18,267             --
 Other assets                                      19              6              4
                                        -------------  -------------  -------------
 Total Assets                              60,848,917     60,052,418     54,954,339
                                        -------------  -------------  -------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                      83,666         18,267             --
 Payable for fund shares purchased                 --             --         20,500
 Other liabilities                                 --             --             --
                                        -------------  -------------  -------------
 Total Liabilities                             83,666         18,267         20,500
                                        -------------  -------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                             $60,765,251    $60,034,151    $54,933,839
                                        =============  =============  =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                               HUNTINGTON VA            HUNTINGTON VA
                                                  INCOME                  DIVIDEND              HUNTINGTON VA
                                                EQUITY FUND             CAPTURE FUND             GROWTH FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                               --                       --                      --
   Class IB                                               --                       --                      --
   Other class                                     1,411,056                1,619,904               1,005,526
                                               =============            =============            ============
  Cost:
   Class IA                                               --                       --                      --
   Class IB                                               --                       --                      --
   Other class                                   $14,022,474              $17,807,867              $8,286,280
                                               =============            =============            ============
  Market Value:
   Class IA                                               --                       --                      --
   Class IB                                               --                       --                      --
   Other class                                   $11,274,338              $14,368,548              $7,159,346
 Due from Hartford Life Insurance
  Company                                                 --                       --                      --
 Receivable from fund shares sold                        152                   14,532                  11,629
 Other assets                                              2                       --                      --
                                               -------------            -------------            ------------
 Total Assets                                     11,274,492               14,383,080               7,170,975
                                               -------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life Insurance Company                  152                   14,532                  11,629
 Payable for fund shares purchased                        --                       --                      --
 Other liabilities                                        --                       --                      --
                                               -------------            -------------            ------------
 Total Liabilities                                       152                   14,532                  11,629
                                               -------------            -------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $11,274,340              $14,368,548              $7,159,346
                                               =============            =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                        MID CORP                  NEW                   ROTATING
                                      AMERICA FUND            ECONOMY FUND            MARKETS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                      --                      --
   Class IB                                     --                      --                      --
   Other class                             562,496                 277,962                 266,290
                                      ============            ============            ============
  Cost:
   Class IA                                     --                      --                      --
   Class IB                                     --                      --                      --
   Other class                          $6,593,998              $3,298,888              $2,719,620
                                      ============            ============            ============
  Market Value:
   Class IA                                     --                      --                      --
   Class IB                                     --                      --                      --
   Other class                          $8,139,316              $3,035,350              $2,788,061
 Due from Hartford Life
  Insurance Company                             --                      --                      --
 Receivable from fund shares
  sold                                         280                  13,491                     129
 Other assets                                    1                      --                      --
                                      ------------            ------------            ------------
 Total Assets                            8,139,597               3,048,841               2,788,190
                                      ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                      280                  13,491                     129
 Payable for fund shares
  purchased                                     --                      --                      --
 Other liabilities                              --                      --                      --
                                      ------------            ------------            ------------
 Total Liabilities                             280                  13,491                     129
                                      ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $8,139,317              $3,035,350              $2,788,061
                                      ============            ============            ============

                                     HUNTINGTON VA                                   HUNTINGTON VA
                                     INTERNATIONAL           HUNTINGTON VA              MORTGAGE
                                      EQUITY FUND            MACRO 100 FUND         SECURITIES FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                      --                      --
   Class IB                                     --                      --                      --
   Other class                             164,455                 161,056                  90,875
                                      ============            ============            ============
  Cost:
   Class IA                                     --                      --                      --
   Class IB                                     --                      --                      --
   Other class                          $2,378,741              $1,724,782              $1,002,395
                                      ============            ============            ============
  Market Value:
   Class IA                                     --                      --                      --
   Class IB                                     --                      --                      --
   Other class                          $2,206,982              $1,283,612              $1,017,797
 Due from Hartford Life
  Insurance Company                             --                      --                      --
 Receivable from fund shares
  sold                                          90                      57                      46
 Other assets                                   --                      --                      --
                                      ------------            ------------            ------------
 Total Assets                            2,207,072               1,283,669               1,017,843
                                      ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                       90                      57                      46
 Payable for fund shares
  purchased                                     --                      --                      --
 Other liabilities                               1                      --                      --
                                      ------------            ------------            ------------
 Total Liabilities                              91                      57                      46
                                      ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $2,206,981              $1,283,612              $1,017,797
                                      ============            ============            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                       BLACKROCK             BLACKROCK
                                              HUNTINGTON VA              GLOBAL              LARGE CAP
                                                SITUS FUND          GROWTH V.I. FUND      GROWTH V.I. FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                              --                    --                    --
   Class IB                                              --                    --                    --
   Other class                                      204,928                 8,782                13,797
                                               ============            ==========            ==========
  Cost:
   Class IA                                              --                    --                    --
   Class IB                                              --                    --                    --
   Other class                                   $2,516,959               $97,572              $137,386
                                               ============            ==========            ==========
  Market Value:
   Class IA                                              --                    --                    --
   Class IB                                              --                    --                    --
   Other class                                   $2,381,261              $112,764              $130,386
 Due from Hartford Life Insurance
  Company                                                91                    --                    --
 Receivable from fund shares sold                        --                     5                     6
 Other assets                                            --                    --                    --
                                               ------------            ----------            ----------
 Total Assets                                     2,381,352               112,769               130,392
                                               ------------            ----------            ----------
LIABILITIES:
 Due to Hartford Life Insurance Company                  --                     5                     6
 Payable for fund shares purchased                       91                    --                    --
 Other liabilities                                       --                    --                    --
                                               ------------            ----------            ----------
 Total Liabilities                                       91                     5                     6
                                               ------------            ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $2,381,261              $112,764              $130,386
                                               ============            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             VAN KAMPEN
                                              UIF U.S.
                                            REAL ESTATE            EQUITY AND             MID CAP
                                             PORTFOLIO               INCOME                GROWTH
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                    --                    --
   Class IB                                          --                    --                    --
   Other class                                   33,873                33,672                57,139
                                             ==========            ==========            ==========
  Cost:
   Class IA                                          --                    --                    --
   Class IB                                          --                    --                    --
   Other class                                 $695,589              $481,059              $606,561
                                             ==========            ==========            ==========
  Market Value:
   Class IA                                          --                    --                    --
   Class IB                                          --                    --                    --
   Other class                                 $342,460              $431,004              $518,824
 Due from Hartford Life Insurance
  Company                                            37                    --                    --
 Receivable from fund shares sold                    --                    15                    18
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total Assets                                   342,497               431,019               518,842
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                    15                    18
 Payable for fund shares purchased                   37                    --                    --
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total Liabilities                                   37                    15                    18
                                             ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $342,460              $431,004              $518,824
                                             ==========            ==========            ==========

                                             MTB MANAGED           COLUMBIA MARSICO
                                              ALLOCATION             INTERNATIONAL         COLUMBIA
                                           FUND -- MODERATE          OPPORTUNITIES        HIGH YIELD
                                              GROWTH II                 FUND VS             FUND VS
                                             SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                            --                       --                  --
   Class IB                                            --                       --                  --
   Other class                                    339,673                1,385,320           1,405,966
                                             ============            =============       =============
  Cost:
   Class IA                                            --                       --                  --
   Class IB                                            --                       --                  --
   Other class                                 $3,619,291              $17,775,115         $13,589,306
                                             ============            =============       =============
  Market Value:
   Class IA                                            --                       --                  --
   Class IB                                            --                       --                  --
   Other class                                 $2,944,966              $19,602,277         $13,722,229
 Due from Hartford Life Insurance
  Company                                              --                       --                  --
 Receivable from fund shares sold                     128                    1,026              30,734
 Other assets                                          --                        2                  --
                                             ------------            -------------       -------------
 Total Assets                                   2,945,094               19,603,305          13,752,963
                                             ------------            -------------       -------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             128                    1,026              30,734
 Payable for fund shares purchased                     --                       --                  --
 Other liabilities                                      1                       --                  --
                                             ------------            -------------       -------------
 Total Liabilities                                    129                    1,026              30,734
                                             ------------            -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $2,944,965              $19,602,279         $13,722,229
                                             ============            =============       =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             COLUMBIA MARSICO             COLUMBIA            COLUMBIA MARSICO
                                             FOCUSED EQUITIES         ASSET ALLOCATION             GROWTH
                                                  FUND VS                 FUND VS                  FUND VS
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                               --                      --                       --
   Class IB                                               --                      --                       --
   Other class                                     2,240,576                 384,707                1,399,986
                                               =============            ============            =============
  Cost:
   Class IA                                               --                      --                       --
   Class IB                                               --                      --                       --
   Other class                                   $27,696,977              $6,077,308              $17,303,419
                                               =============            ============            =============
  Market Value:
   Class IA                                               --                      --                       --
   Class IB                                               --                      --                       --
   Other class                                   $32,219,486              $4,262,746              $23,673,760
 Due from Hartford Life Insurance
  Company                                                 --                      --                       --
 Receivable from fund shares sold                      1,642                     167                    5,025
 Other assets                                             --                      --                        7
                                               -------------            ------------            -------------
 Total Assets                                     32,221,128               4,262,913               23,678,792
                                               -------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life Insurance Company                1,642                     167                    5,026
 Payable for fund shares purchased                        --                      --                       --
 Other liabilities                                         9                      18                       --
                                               -------------            ------------            -------------
 Total Liabilities                                     1,651                     185                    5,026
                                               -------------            ------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $32,219,477              $4,262,728              $23,673,766
                                               =============            ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           COLUMBIA MARSICO        COLUMBIA MARSICO          OPPENHEIMER
                                             21ST CENTURY            MIDCAP GROWTH              GLOBAL
                                               FUND VS                  FUND VS            SECURITIES FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                            --                       --                    --
   Class IB                                            --                       --                    --
   Other class                                    588,334                2,242,967                26,076
                                             ============            =============            ==========
  Cost:
   Class IA                                            --                       --                    --
   Class IB                                            --                       --                    --
   Other class                                 $5,312,768              $15,411,507              $842,382
                                             ============            =============            ==========
  Market Value:
   Class IA                                            --                       --                    --
   Class IB                                            --                       --                    --
   Other class                                 $6,048,078              $13,614,811              $685,285
 Due from Hartford Life Insurance
  Company                                              --                   19,267                    --
 Receivable from fund shares sold                     337                       --                   256
 Other assets                                          --                        3                    --
                                             ------------            -------------            ----------
 Total Assets                                   6,048,415               13,634,081               685,541
                                             ------------            -------------            ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             337                       --                   256
 Payable for fund shares purchased                     --                   19,267                    --
 Other liabilities                                      2                       --                    --
                                             ------------            -------------            ----------
 Total Liabilities                                    339                   19,267                   256
                                             ------------            -------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $6,048,076              $13,614,814              $685,285
                                             ============            =============            ==========

                                             PUTNAM VT                                   PIONEER
                                             SMALL CAP              PIMCO VIT           FUND VCT
                                               VALUE               REAL RETURN          PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                      --                  --
   Class IB                                      18,889                      --                  --
   Other class                                       --                 134,290           1,458,849
                                             ==========            ============       =============
  Cost:
   Class IA                                          --                      --                  --
   Class IB                                    $345,020                      --                  --
   Other class                                       --              $1,653,180         $31,211,676
                                             ==========            ============       =============
  Market Value:
   Class IA                                          --                      --                  --
   Class IB                                    $207,211                      --                  --
   Other class                                       --              $1,670,570         $28,579,033
 Due from Hartford Life Insurance
  Company                                             1                      --                  --
 Receivable from fund shares sold                    --                      59               4,747
 Other assets                                        --                      --                  --
                                             ----------            ------------       -------------
 Total Assets                                   207,212               1,670,629          28,583,780
                                             ----------            ------------       -------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                      59               4,747
 Payable for fund shares purchased                    1                      --                  --
 Other liabilities                                   --                     185                 167
                                             ----------            ------------       -------------
 Total Liabilities                                    1                     244               4,914
                                             ----------            ------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $207,211              $1,670,385         $28,578,866
                                             ==========            ============       =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                PIONEER
                                                MID CAP            JENNISON 20/20
                                               VALUE VCT               FOCUS                 JENNISON
                                               PORTFOLIO             PORTFOLIO              PORTFOLIO
                                              SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                            --                    --                      --
   Class IB                                            --                    --                      --
   Other class                                     21,176                33,153                  54,025
                                               ==========            ==========            ============
  Cost:
   Class IA                                            --                    --                      --
   Class IB                                            --                    --                      --
   Other class                                   $343,299              $382,540              $1,175,064
                                               ==========            ==========            ============
  Market Value:
   Class IA                                            --                    --                      --
   Class IB                                            --                    --                      --
   Other class                                   $305,140              $472,771              $1,110,762
 Due from Hartford Life Insurance
  Company                                              --                    --                      --
 Receivable from fund shares sold                     227                    19                     120
 Other assets                                          --                    --                      --
                                               ----------            ----------            ------------
 Total Assets                                     305,367               472,790               1,110,882
                                               ----------            ----------            ------------
LIABILITIES:
 Due to Hartford Life Insurance Company               227                    19                     120
 Payable for fund shares purchased                     --                    --                      --
 Other liabilities                                     --                    --                      --
                                               ----------            ----------            ------------
 Total Liabilities                                    227                    19                     120
                                               ----------            ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $305,140              $472,771              $1,110,762
                                               ==========            ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                   PRUDENTIAL
                                             PRUDENTIAL              SERIES                 ROYCE
                                               VALUE             INTERNATIONAL            SMALL-CAP
                                             PORTFOLIO               GROWTH               PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                    --                      --
   Class IB                                          --                    --                      --
   Other class                                   39,927                28,885                 126,287
                                             ==========            ==========            ============
  Cost:
   Class IA                                          --                    --                      --
   Class IB                                          --                    --                      --
   Other class                                 $844,365              $174,348              $1,278,136
                                             ==========            ==========            ============
  Market Value:
   Class IA                                          --                    --                      --
   Class IB                                          --                    --                      --
   Other class                                 $605,291              $131,136              $1,096,175
 Due from Hartford Life Insurance
  Company                                            --                    --                      --
 Receivable from fund shares sold                    26                     6                      15
 Other assets                                        --                    --                      --
                                             ----------            ----------            ------------
 Total Assets                                   605,317               131,142               1,096,190
                                             ----------            ----------            ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            26                     6                      15
 Payable for fund shares purchased                   --                    --                      --
 Other liabilities                                   --                    --                      --
                                             ----------            ----------            ------------
 Total Liabilities                                   26                     6                      15
                                             ----------            ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $605,291              $131,136              $1,096,175
                                             ==========            ==========            ============


                                              LEGG MASON           WESTERN ASSET
                                             CLEARBRIDGE               MONEY
                                          APPRECIATION FUND         MARKET FUND
                                           SUB-ACCOUNT (G)          SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                     --
   Class IB                                           --                     --
   Other class                                    10,808                192,697
                                              ==========             ==========
  Cost:
   Class IA                                           --                     --
   Class IB                                           --                     --
   Other class                                   $72,676               $192,697
                                              ==========             ==========
  Market Value:
   Class IA                                           --                     --
   Class IB                                           --                     --
   Other class                                  $133,584               $192,697
 Due from Hartford Life Insurance
  Company                                             --                     --
 Receivable from fund shares sold                      4                      5
 Other assets                                         --                     --
                                              ----------             ----------
 Total Assets                                    133,588                192,702
                                              ----------             ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                              6                      5
 Payable for fund shares purchased                    --                     --
 Other liabilities                                    --                     --
                                              ----------             ----------
 Total Liabilities                                     6                      5
                                              ----------             ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                   $133,582               $192,697
                                              ==========             ==========

(f)  Not used.

(g) Formerly Legg Mason Partners Appreciation Fund. Change effective October 5, 2009.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 VICTORY
                                                 VARIABLE
                                                INSURANCE
                                               DIVERSIFIED
                                                STOCK FUND              COMSTOCK
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                              --                    --
   Class IB                                              --                    --
   Other class                                      115,955                16,268
                                               ============            ==========
  Cost:
   Class IA                                              --                    --
   Class IB                                              --                    --
   Other class                                   $1,128,564              $199,261
                                               ============            ==========
  Market Value:
   Class IA                                              --                    --
   Class IB                                              --                    --
   Other class                                   $1,016,929              $164,308
 Due from Hartford Life Insurance
  Company                                                --                    --
 Receivable from fund shares sold                        42                12,174
 Other assets                                            --                    --
                                               ------------            ----------
 Total Assets                                     1,016,971               176,482
                                               ------------            ----------
LIABILITIES:
 Due to Hartford Life Insurance Company                  42                12,174
 Payable for fund shares purchased                       --                    --
 Other liabilities                                       --                    --
                                               ------------            ----------
 Total Liabilities                                       42                12,174
                                               ------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $1,016,929              $164,308
                                               ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            WELLS FARGO           WELLS FARGO          WELLS FARGO
                                            ADVANTAGE VT         ADVANTAGE VT         ADVANTAGE VT
                                               ASSET             TOTAL RETURN            EQUITY
                                          ALLOCATION FUND          BOND FUND           INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                   --                   --
   Class IB                                          --                   --                   --
   Other class                                   27,253                8,547                8,019
                                             ==========            =========            =========
  Cost:
   Class IA                                          --                   --                   --
   Class IB                                          --                   --                   --
   Other class                                 $335,660              $85,513              $88,110
                                             ==========            =========            =========
  Market Value:
   Class IA                                          --                   --                   --
   Class IB                                          --                   --                   --
   Other class                                 $286,975              $88,378              $90,690
 Due from Hartford Life Insurance
  Company                                            --                   --                   --
 Receivable from fund shares sold                    13                    4                    5
 Other assets                                        --                   --                   --
                                             ----------            ---------            ---------
 Total Assets                                   286,988               88,382               90,695
                                             ----------            ---------            ---------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            13                    4                    5
 Payable for fund shares purchased                   --                   --                   --
 Other liabilities                                   --                   --                   --
                                             ----------            ---------            ---------
 Total Liabilities                                   13                    4                    5
                                             ----------            ---------            ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $286,975              $88,378              $90,690
                                             ==========            =========            =========

                                            WELLS FARGO           WELLS FARGO           WELLS FARGO
                                            ADVANTAGE VT          ADVANTAGE VT         ADVANTAGE VT
                                           INTERNATIONAL         LARGE COMPANY           SMALL CAP
                                             CORE FUND            GROWTH FUND           GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                    --                   --
   Class IB                                          --                    --                   --
   Other class                                   29,826                14,896                6,004
                                             ==========            ==========            =========
  Cost:
   Class IA                                          --                    --                   --
   Class IB                                          --                    --                   --
   Other class                                 $232,008              $115,090              $49,194
                                             ==========            ==========            =========
  Market Value:
   Class IA                                          --                    --                   --
   Class IB                                          --                    --                   --
   Other class                                 $150,027              $133,617              $38,126
 Due from Hartford Life Insurance
  Company                                            --                    --                   --
 Receivable from fund shares sold                     7                     7                    2
 Other assets                                        --                    --                   --
                                             ----------            ----------            ---------
 Total Assets                                   150,034               133,624               38,128
                                             ----------            ----------            ---------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             7                     7                    2
 Payable for fund shares purchased                   --                    --                   --
 Other liabilities                                   --                    --                   --
                                             ----------            ----------            ---------
 Total Liabilities                                    7                     7                    2
                                             ----------            ----------            ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $150,027              $133,617              $38,126
                                             ==========            ==========            =========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 UNITS
                                               OWNED BY          MINIMUM UNIT                 MAXIMUM UNIT           CONTRACT
                                             PARTICIPANTS        FAIR VALUE #                 FAIR VALUE #          LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD (BY SUB-ACCOUNT):
American Century(R) VP Capital Appreciation
 Fund -- Class I                                 2,398,646          $1.666424        to         $16.172337             $4,040,933
AllianceBernstein International Value Fund
 -- Class B                                        136,100           7.512547        to           7.512547              1,022,457
AIM V.I. Capital Appreciation Fund -- Class
 S1                                              2,421,277           0.702564        to           0.995231              1,971,443
AIM V.I. Core Equity Fund -- Class S1            5,395,406           0.828394        to           0.961151              5,145,229
AIM V.I. High Yield Fund -- Class S1             2,579,547           1.095364        to           1.423618              2,974,661
AllianceBernstein VP Growth and Income
 Portfolio -- Class B                            1,895,829           0.862468        to           1.035072              1,902,905
AllianceBernstein VPS Intermediate Bond
 Portfolio -- Class B                              235,466          10.669784        to          10.862750              2,545,976
American Funds Growth Fund -- Class 2               38,463           8.858909        to           8.858909                340,742
BB&T Mid Cap Growth VIF                          4,383,592           1.149251        to           1.338723              5,308,961
BB&T Capital Manager Equity VIF                  4,626,118           0.840765        to           1.235951              4,161,570
BB&T Large Cap VIF                              21,409,416           1.127882        to           1.241859             25,986,327
BB&T Special Opportunities Equity VIF            6,674,138           1.543013        to           1.633517             10,750,428
BB&T Total Return Bond VIF                       3,395,653           1.143444        to           1.210523              4,041,830
Calvert Social Balanced Portfolio -- Class
 I                                                 618,489           2.797239        to           3.149743              1,735,843
Columbia Small Company Growth Fund VS --
 Class A                                         8,469,289           0.930713        to           1.036734              8,470,981
Columbia Large Cap Value Fund VS -- Class
 A                                              13,773,291           0.947212        to           1.112751             14,745,459
Evergreen VA Diversified Capital Builder
 Fund -- Class I                                 4,254,467           0.742743        to           0.832612              3,375,552
Evergreen VA Growth Fund -- Class I              4,625,068           0.846293        to           1.275078              4,905,753
Evergreen VA International Equity Fund --
 Class I                                        11,676,359           0.864824        to           1.519248             13,116,344
Evergreen VA Omega Fund -- Class I               5,584,900           0.694738        to           0.970138              4,536,720
Evergreen VA Special Values Fund -- Class
 I                                               8,290,301           1.223280        to           1.710016             12,519,368
Evergreen VA High Income Fund -- Class I            61,567           1.484315        to           1.549013                 94,206
Evergreen VA Fundamental Large Cap Fund --
 Class I                                         5,485,550           1.161020        to           1.310831              7,001,123
Fidelity(R) VIP Asset Manager(TM) -- Class
 INIT                                            1,323,941           2.002466        to          11.927491              2,671,009
Fidelity(R) VIP Growth -- Class INIT             4,544,008           1.673942        to           9.866105              7,642,730
Fidelity(R) VIP Contrafund(R) -- Class
 INIT                                            4,866,845           2.962010        to          13.160737             14,445,184
Fidelity(R) VIP Overseas -- Class INIT           1,854,489           1.705638        to          12.449904              3,171,677
Fidelity(R) VIP Freedom 2020 Portfolio --
 Class SRV2                                          7,615          14.718770        to          14.718770                112,088
Fidelity(R) VIP Freedom 2030 Portfolio --
 Class SRV2                                            377          15.417578        to          15.417578                  5,808
Fidelity(R) VIP Freedom 2015 -- Class SRV2          16,270          13.972674        to          13.972674                227,335
Fidelity(R) VIP Freedom 2025 -- Class SRV2             376          14.983454        to          14.983454                  5,630
Fidelity(R) VIP FundsManager 50% -- Class
 SRV2                                                4,708          13.116203        to          13.116203                 61,747
Fidelity(R) VIP FundsManager 85% -- Class
 SRV2                                                   33          15.126318        to          15.126318                    497
Franklin Income Securities Fund -- Class 2         132,143          10.762886        to          10.762886              1,422,236
Hartford Advisers HLS Fund -- Class IA         393,030,514           1.025424        to           9.280589          1,291,604,649
Hartford Advisers HLS Fund -- Class IB         152,211,144           0.926830        to          13.168189            153,219,615
Hartford Total Return Bond HLS Fund --
 Class IA                                      262,928,158           1.443868        to          14.123030            638,377,875
Hartford Total Return Bond HLS Fund --
 Class IB                                      123,378,305           1.257442        to          11.510003            183,465,834
Hartford Capital Appreciation HLS Fund --
 Class IA                                      306,849,802           1.924666        to          25.627460          1,933,077,510
Hartford Capital Appreciation HLS Fund --
 Class IB                                      217,110,739           1.222254        to          14.840678            291,316,002
Hartford Dividend and Growth HLS Fund --
 Class IA                                      343,283,503           1.273332        to           4.021968            815,145,222
Hartford Dividend and Growth HLS Fund --
 Class IB                                      143,844,256           1.096570        to          12.579712            195,807,203
Hartford Fundamental Growth HLS Fund --
 Class IA                                       12,211,328           0.994622        to           1.179780             13,022,711

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                 UNITS
                                               OWNED BY          MINIMUM UNIT                 MAXIMUM UNIT           CONTRACT
                                             PARTICIPANTS        FAIR VALUE #                 FAIR VALUE #          LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford Fundamental Growth HLS Fund --
 Class IB                                        5,745,145          $0.975378        to         $14.125498             $5,809,814
Hartford Global Advisers HLS Fund -- Class
 IA                                             30,056,289           1.139191        to           2.190266             50,402,286
Hartford Global Advisers HLS Fund -- Class
 IB                                              8,861,463           0.923069        to          12.416356              8,871,554
Hartford Global Equity HLS Fund -- Class
 IA                                              2,395,903           8.523647        to           9.212282             20,684,799
Hartford Global Equity HLS Fund -- Class
 IB                                                655,302           8.454391        to          14.484824              5,607,237
Hartford Global Health HLS Fund -- Class
 IA                                             22,613,227           1.867813        to           2.216191             44,856,319
Hartford Global Health HLS Fund -- Class
 IB                                              3,696,567           1.803463        to          13.146749              7,021,517
Hartford Global Growth HLS Fund -- Class
 IA                                             63,538,774           1.083995        to           8.817045             98,596,777
Hartford Global Growth HLS Fund -- Class
 IB                                             35,227,277           0.675963        to          13.945705             27,239,670
Hartford Disciplined Equity HLS Fund --
 Class IA                                       97,753,936           0.952847        to           9.574423            106,524,445
Hartford Disciplined Equity HLS Fund --
 Class IB                                       40,368,135           0.766028        to          12.780500             33,500,744
Hartford Growth HLS Fund -- Class IA            42,361,408           1.086081        to           8.813679             49,038,001
Hartford Growth HLS Fund -- Class IB            14,652,762           1.066351        to          13.579916             16,203,464
Hartford Growth Opportunities HLS Fund --
 Class IA                                       64,137,770           1.301507        to          13.853244             89,890,338
Hartford Growth Opportunities HLS Fund --
 Class IB                                       20,482,979           1.282066        to          13.290003             27,256,947
Hartford High Yield HLS Fund -- Class IA        73,419,926           1.443418        to          15.230562            115,005,802
Hartford High Yield HLS Fund -- Class IB        26,059,039           1.343266        to          15.247226             36,917,014
Hartford Index HLS Fund -- Class IA             64,345,850           0.881995        to           5.484554            193,888,252
Hartford Index HLS Fund -- Class IB             22,594,543           0.732054        to          12.522734             18,433,695
Hartford International Growth HLS Fund --
 Class IA                                       77,671,997           1.012136        to           1.193348             83,655,704
Hartford International Growth HLS Fund --
 Class IB                                       20,388,927           0.986501        to          13.254174             20,874,491
Hartford International Small Company HLS
 Fund -- Class IA                               22,749,992           1.769311        to           2.085980             43,112,766
Hartford International Small Company HLS
 Fund -- Class IB                                4,134,048           1.724499        to          14.759074              7,425,364
Hartford International Opportunities HLS
 Fund --
 Class IA                                      126,893,661           1.246451        to           3.104488            252,505,033
Hartford International Opportunities HLS
 Fund --
 Class IB                                       46,541,805           0.940530        to          13.929546             47,793,165
Hartford MidCap Growth HLS Fund -- Class
 IA                                              2,882,882           8.283939        to           8.468816             24,154,264
Hartford MidCap Growth HLS Fund -- Class
 IB                                                696,690           8.476532        to           8.634178              5,953,249
Hartford MidCap HLS Fund -- Class IA            50,420,864           2.482795        to           4.350726            193,322,554
Hartford MidCap HLS Fund -- Class IB             4,416,290           1.395456        to           1.479591              6,492,744
Hartford MidCap Value HLS Fund -- Class IA      79,482,652           1.364818        to           1.618860            116,103,853
Hartford MidCap Value HLS Fund -- Class IB      23,406,938           1.338380        to          15.453652             32,577,444
Hartford Money Market HLS Fund -- Class IA     157,640,674           0.548678        to           4.014294            271,801,369
Hartford Money Market HLS Fund -- Class IB      74,306,350           0.981813        to           9.768996             82,175,943
Hartford SmallCap Value HLS Fund -- Class
 IA                                                632,444           9.545431        to           9.749431              6,125,596
Hartford SmallCap Value HLS Fund -- Class
 IB                                                140,261           9.471886        to           9.647663              1,340,321
Hartford Small Company HLS Fund -- Class
 IA                                             53,365,107           1.315251        to           2.487056            108,064,020
Hartford Small Company HLS Fund -- Class
 IB                                             26,813,098           0.732117        to          13.194544             23,575,764
Hartford SmallCap Growth HLS Fund -- Class
 IA                                             68,999,329           1.053711        to          11.044028             78,406,827
Hartford SmallCap Growth HLS Fund -- Class
 IB                                             20,748,639           1.042521        to          14.017675             22,356,626
Hartford Stock HLS Fund -- Class IA            206,517,219           0.857923        to          18.286638            679,828,980
Hartford Stock HLS Fund -- Class IB             97,444,231           0.733735        to          14.267897             77,640,600

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 UNITS
                                               OWNED BY          MINIMUM UNIT                 MAXIMUM UNIT           CONTRACT
                                             PARTICIPANTS        FAIR VALUE #                 FAIR VALUE #          LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS
 Fund -- Class IA                              207,027,544          $1.069698        to         $10.263004           $239,791,115
Hartford U.S. Government Securities HLS
 Fund -- Class IB                               56,883,026           1.053802        to          10.080796             62,219,732
Hartford Value HLS Fund -- Class IA             39,999,312           1.085907        to           1.280333             46,287,720
Hartford Value HLS Fund -- Class IB             12,974,395           1.058499        to          12.481438             14,288,408
Hartford Value Opportunities HLS Fund --
 Class IA                                       37,932,298           1.190657        to          13.966430             48,471,431
Hartford Value Opportunities HLS Fund --
 Class IB                                        9,462,415           1.169052        to           1.247782             11,433,546
Hartford Equity Income HLS Fund -- Class
 IA                                             37,773,030           1.160490        to           1.316554             46,353,835
Hartford Equity Income HLS Fund -- Class
 IB                                              7,202,628           1.142728        to          11.647318              8,512,630
Huntington VA Income Equity Fund                10,904,792           0.956980        to          10.606133             11,272,896
Huntington VA Dividend Capture Fund             10,393,762           1.231918        to          12.595894             14,368,548
Huntington VA Growth Fund                        9,038,390           0.682256        to           9.865499              7,159,346
Huntington VA Mid Corp America Fund              5,278,042           1.355171        to          14.507685              8,139,317
Huntington VA New Economy Fund                   2,378,561           1.125094        to          12.237519              3,035,350
Huntington VA Rotating Markets Fund              2,048,181           1.163455        to          13.901004              2,788,061
Huntington VA International Equity Fund          1,615,885           1.316594        to           1.391064              2,206,981
Huntington VA Macro 100 Fund                     1,498,544           0.831507        to           0.878576              1,283,612
Huntington VA Mortgage Securities Fund             884,376           1.122372        to           1.182617              1,017,797
Huntington VA Situs Fund                         2,143,108           1.075758        to           1.139746              2,381,261
BlackRock Global Growth V.I. Fund -- Class
 I                                                  84,693           1.130493        to           1.380316                112,764
BlackRock Large Cap Growth V.I. Fund --
 Class I                                           151,854           0.765756        to           0.927014                130,386
Van Kampen UIF U.S. Real Estate Portfolio
 -- Class II                                        42,694           8.021187        to           8.021187                342,460
Equity and Income -- Class II                       41,685          10.339649        to          10.339649                431,004
Mid Cap Growth -- Class II                          52,800           9.826160        to           9.826160                518,824
MTB Managed Allocation Fund -- Moderate
 Growth II                                       2,841,128           1.008982        to           1.056330              2,944,965
Columbia Marsico International
 Opportunities
 Fund VS -- Class B                             11,405,899           1.388748        to           1.808164             19,598,247
Columbia High Yield Fund VS                      8,281,930           1.578108        to           1.707138             13,718,267
Columbia Marsico Focused Equities Fund VS
 -- Class A                                     21,856,865           0.977000        to           1.513350             32,180,989
Columbia Marsico Growth Fund VS -- Class A      16,794,742           0.947371        to           1.479611             23,654,725
Columbia Marsico 21st Century Fund VS --
 Class A                                         6,014,283           0.929974        to           1.390593              6,048,076
Columbia Marsico Midcap Growth Fund VS --
 Class A                                        16,312,794           0.794653        to           0.864396             13,614,814
Oppenheimer Global Securities Fund -- Class
 SRV                                                74,507           9.197528        to           9.197528                685,285
Putnam VT Small Cap Value -- Class IB               29,229           7.089139        to           7.089139                207,211
PIMCO VIT Real Return -- Class ADMN                138,791          12.035212        to          12.035212              1,670,385
Pioneer Fund VCT Portfolio -- Class II          29,780,339           0.927834        to          12.378607             28,573,916
Pioneer Mid Cap Value VCT Portfolio --
 Class II                                           33,904           9.000113        to           9.000113                305,140
Jennison 20/20 Focus Portfolio -- Class II         332,465           1.396384        to           1.441969                472,771
Jennison Portfolio -- Class II                   1,722,216           0.617128        to           0.877483              1,109,207
Prudential Value Portfolio -- Class II             547,794           1.073023        to           1.135240                605,291
Prudential Series International Growth --
 Class II                                          144,780           0.885824        to           0.937144                131,136
Royce Small-Cap Portfolio -- Class INVT            114,114           9.605984        to           9.605984              1,096,175
Legg Mason ClearBridge Appreciation Fund --
 Class A                                             9,570          13.958545        to          13.958545                133,582
Western Asset Money Market Fund -- Class A          52,252           3.572710        to           3.696925                192,697
Victory Variable Insurance Diversified
 Stock Fund -- Class A                             101,770           9.011900        to          10.161242              1,014,711
Comstock -- Class II                                18,860           8.712216        to           8.712216                164,308

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                 UNITS
                                               OWNED BY          MINIMUM UNIT                 MAXIMUM UNIT           CONTRACT
                                             PARTICIPANTS        FAIR VALUE #                 FAIR VALUE #          LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Asset Allocation
 Fund                                              263,929          $1.070377        to          $1.090126               $286,975
Wells Fargo Advantage VT Total Return Bond
 Fund                                               66,102           1.330576        to           1.355062                 88,378
Wells Fargo Advantage VT Equity Income Fund         91,464           0.987249        to           1.005475                 90,690
Wells Fargo Advantage VT International Core
 Fund                                              153,584           0.959837        to           1.016688                150,027
Wells Fargo Advantage VT Large Company
 Growth Fund                                       142,904           0.927071        to           0.982060                133,617
Wells Fargo Advantage VT Small Cap Growth
 Fund                                               28,392           1.318649        to           1.396830                 38,126
Columbia Asset Allocation Fund VS -- Class
 A                                               3,971,683           0.983906        to           1.090513              4,255,493
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY
 SUB-ACCOUNT):
American Century(R) VP Capital Appreciation
 Fund -- Class I                                     2,585           1.666424        to           1.666424                  4,308
AIM V.I. Capital Appreciation Fund -- Class
 S1                                                  5,508           0.821546        to           0.821546                  4,525
AIM V.I. High Yield Fund -- Class S1                 5,085           1.176320        to           1.176320                  5,982
AllianceBernstein VP Growth and Income
 Portfolio -- Class B                               12,310           1.028187        to           1.028187                 12,657
AllianceBernstein VPS Intermediate Bond
 Portfolio -- Class B                                1,840          10.843305        to          10.843305                 19,956
BB&T Mid Cap Growth VIF                              9,432           1.213860        to           1.213860                 11,449
BB&T Large Cap VIF                                  10,265           1.233606        to           1.233606                 12,664
Calvert Social Balanced Portfolio -- Class
 I                                                  32,048           2.797239        to           2.797239                 89,645
Evergreen VA Diversified Capital Builder
 Fund -- Class I                                    25,624           0.832612        to           0.832612                 21,335
Evergreen VA Growth Fund -- Class I                 48,421           1.266587        to           1.266587                 61,329
Evergreen VA International Equity Fund --
 Class I                                            32,853           1.509133        to           1.509133                 49,580
Evergreen VA Omega Fund -- Class I                  19,955           0.963698        to           0.963698                 19,231
Evergreen VA Special Values Fund -- Class
 I                                                   5,126           1.698657        to           1.698657                  8,708
Evergreen VA Fundamental Large Cap Fund --
 Class I                                            32,548           1.251065        to           1.310831                 42,559
Fidelity(R) VIP Growth -- Class INIT                 2,462           1.673942        to           1.673942                  4,122
Fidelity(R) VIP Contrafund(R) -- Class
 INIT                                                  147           2.962010        to           2.962010                    436
Hartford Advisers HLS Fund -- Class IA           3,052,167           1.094622        to           9.280589             16,167,297
Hartford Advisers HLS Fund -- Class IB             236,767           0.985849        to           1.178891                261,592
Hartford Total Return Bond HLS Fund --
 Class IA                                          852,887           1.623834        to           8.330162              3,448,065
Hartford Total Return Bond HLS Fund --
 Class IB                                          116,457           1.509995        to           1.576793                182,343
Hartford Capital Appreciation HLS Fund --
 Class IA                                          830,786           1.980573        to          25.627460             10,595,585
Hartford Capital Appreciation HLS Fund --
 Class IB                                           74,305           1.295970        to           2.076854                101,921
Hartford Dividend and Growth HLS Fund --
 Class IA                                        1,076,175           1.439054        to           3.433866              3,572,720
Hartford Dividend and Growth HLS Fund --
 Class IB                                           67,429           1.369764        to           1.398395                 93,983
Hartford Fundamental Growth HLS Fund --
 Class IA                                           13,163           1.081778        to           1.081778                 14,239
Hartford Global Advisers HLS Fund -- Class
 IA                                                183,698           1.888244        to           1.888244                346,866
Hartford Global Equity HLS Fund -- Class
 IA                                                  2,298           8.657927        to           8.673876                 19,892
Hartford Global Health HLS Fund -- Class
 IA                                                 43,154           2.012001        to           2.034548                 87,037
Hartford Global Growth HLS Fund -- Class
 IA                                                157,703           1.100199        to           1.687318                246,418
Hartford Disciplined Equity HLS Fund --
 Class IA                                          117,698           0.967085        to           1.207245                134,886
Hartford Growth HLS Fund -- Class IA               126,033           1.174221        to           1.196967                148,087
Hartford Growth Opportunities HLS Fund --
 Class IA                                           68,250           1.411347        to           1.422193                 96,348
Hartford High Yield HLS Fund -- Class IA           137,708           1.528381        to           1.584568                217,481
Hartford High Yield HLS Fund -- Class IB            13,488           1.437098        to           1.437098                 19,383
Hartford Index HLS Fund -- Class IA                746,832           0.896017        to           5.484554              3,339,456

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 UNITS
                                               OWNED BY          MINIMUM UNIT                 MAXIMUM UNIT           CONTRACT
                                             PARTICIPANTS        FAIR VALUE #                 FAIR VALUE #          LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Growth HLS Fund --
 Class IA                                          102,186          $1.094231        to          $1.094231               $111,815
Hartford International Small Company HLS
 Fund -- Class IA                                   14,588           1.912767        to           1.912767                 27,903
Hartford International Opportunities HLS
 Fund -- Class IA                                  537,057           1.304960        to           3.018745              1,292,670
Hartford International Opportunities HLS
 Fund -- Class IB                                    3,069           1.417443        to           1.417443                  4,351
Hartford MidCap Growth HLS Fund -- Class
 IA                                                     63           8.399017        to           8.399017                    525
Hartford MidCap HLS Fund -- Class IA               180,831           3.842552        to           3.842552                694,852
Hartford MidCap Value HLS Fund -- Class IA         115,700           1.484420        to           1.497320                171,757
Hartford MidCap Value HLS Fund -- Class IB          12,732           1.428751        to           1.428751                 18,190
Hartford Money Market HLS Fund -- Class IA         549,711           1.184339        to           3.538737              1,247,301
Hartford Money Market HLS Fund -- Class IB           7,773           1.206587        to           1.206587                  9,378
Hartford Small Company HLS Fund -- Class
 IA                                                143,444           1.334910        to           2.175326                309,485
Hartford Small Company HLS Fund -- Class
 IB                                                  6,188           1.510309        to           1.510309                  9,345
Hartford SmallCap Growth HLS Fund -- Class
 IA                                                 76,936           1.142655        to           1.151473                 87,968
Hartford Stock HLS Fund -- Class IA              1,063,052           0.885556        to          18.372876             10,384,683
Hartford Stock HLS Fund -- Class IB                  9,301           1.010869        to           1.010869                  9,402
Hartford U.S. Government Securities HLS
 Fund -- Class IA                                  949,881           1.159955        to          10.108443              1,416,625
Hartford U.S. Government Securities HLS
 Fund -- Class IB                                   32,170           1.121005        to           1.121005                 36,063
Hartford Value HLS Fund -- Class IA                156,489           1.173994        to           1.199722                183,889
Hartford Value HLS Fund -- Class IB                  4,632           1.129935        to           1.129935                  5,234
Hartford Value Opportunities HLS Fund --
 Class IA                                          100,348           1.287262        to           1.287262                129,174
Hartford Equity Income HLS Fund -- Class
 IA                                                 54,426           1.237883        to           1.237883                 67,374
Huntington VA Income Equity Fund                     1,423           1.015208        to           1.015208                  1,444
Columbia Marsico International
 Opportunities
 Fund VS -- Class B                                  2,230           1.808164        to           1.808164                  4,032
Columbia High Yield Fund VS                          2,321           1.707138        to           1.707138                  3,962
Columbia Marsico Focused Equities Fund VS
 -- Class A                                         25,432           1.513350        to           1.513350                 38,488
Columbia Marsico Growth Fund VS -- Class A          12,869           1.479611        to           1.479611                 19,041
Pioneer Fund VCT Portfolio -- Class II               5,102           0.970235        to           0.970235                  4,950
Jennison Portfolio -- Class II                       2,440           0.637286        to           0.637286                  1,555
Victory Variable Insurance Diversified
 Stock Fund -- Class A                                 218          10.161242        to          10.161242                  2,218
Columbia Asset Allocation Fund VS -- Class
 A                                                   6,634           1.090513        to           1.090513                  7,235

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            AMERICAN CENTURY(R) VP      ALLIANCEBERNSTEIN          AIM V.I.
                                                   CAPITAL                INTERNATIONAL             CAPITAL
                                              APPRECIATION FUND            VALUE FUND          APPRECIATION FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                            $30,389                  $10,020                $11,509
                                                 ------------              -----------            -----------
EXPENSE:
 Administrative charges                                  (161)                     (23)                  (169)
 Mortality and Expense Risk charges                   (44,120)                 (10,351)               (27,277)
                                                 ------------              -----------            -----------
  Total Expenses                                      (44,281)                 (10,374)               (27,446)
                                                 ------------              -----------            -----------
  Net investment income (loss)                        (13,892)                    (354)               (15,937)
                                                 ------------              -----------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                        (19,529)                (179,348)              (567,675)
 Net realized gain on distributions                        --                       --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                                   1,131,423                  394,923                896,395
                                                 ------------              -----------            -----------
  Net gain (loss) on investments                    1,111,894                  215,575                328,720
                                                 ------------              -----------            -----------
  Net increase (decrease) in net assets
   resulting from
   operations                                      $1,098,002                 $215,221               $312,783
                                                 ============              ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               AIM V.I.               AIM V.I.         ALLIANCEBERNSTEIN VP
                                                 CORE                   HIGH                GROWTH AND
                                             EQUITY FUND             YIELD FUND          INCOME PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $84,985              $217,678                 $70,586
                                             ------------            ----------             -----------
EXPENSE:
 Administrative charges                                --                  (808)                     --
 Mortality and Expense Risk charges               (63,845)              (30,673)                (26,802)
                                             ------------            ----------             -----------
  Total Expenses                                  (63,845)              (31,481)                (26,802)
                                             ------------            ----------             -----------
  Net investment income (loss)                     21,140               186,197                  43,784
                                             ------------            ----------             -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (244,496)               16,761                (371,813)
 Net realized gain on distributions                    --                    --                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                               1,354,216               660,707                 693,121
                                             ------------            ----------             -----------
  Net gain (loss) on investments                1,109,720               677,468                 321,308
                                             ------------            ----------             -----------
  Net increase (decrease) in net
   assets resulting from
   operations                                  $1,130,860              $863,665                $365,092
                                             ============            ==========             ===========

                                         ALLIANCEBERNSTEIN VPS                             BB&T
                                              INTERMEDIATE          AMERICAN FUNDS        MID CAP
                                             BOND PORTFOLIO           GROWTH FUND       GROWTH VIF
                                              SUB-ACCOUNT             SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $79,900                 $1,906                $ --
                                               ----------              ---------       -------------
EXPENSE:
 Administrative charges                                --                    (13)                 --
 Mortality and Expense Risk charges               (31,956)                (3,443)            (91,997)
                                               ----------              ---------       -------------
  Total Expenses                                  (31,956)                (3,456)            (91,997)
                                               ----------              ---------       -------------
  Net investment income (loss)                     47,944                 (1,550)            (91,997)
                                               ----------              ---------       -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     14,701                  2,629          (1,339,248)
 Net realized gain on distributions                    --                     --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                                 298,223                 90,264           2,832,565
                                               ----------              ---------       -------------
  Net gain (loss) on investments                  312,924                 92,893           1,493,317
                                               ----------              ---------       -------------
  Net increase (decrease) in net
   assets resulting from
   operations                                    $360,868                $91,343          $1,401,320
                                               ==========              =========       =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                                    BB&T
                                                   BB&T                                           SPECIAL
                                             CAPITAL MANAGER               BB&T                OPPORTUNITIES
                                                EQUITY VIF             LARGE CAP VIF             EQUITY VIF
                                               SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $33,621                 $254,453                    $ --
                                               ------------            -------------            ------------
EXPENSE:
 Administrative charges                                  --                       --                      --
 Mortality and Expense Risk charges                 (53,383)                (358,049)               (123,679)
                                               ------------            -------------            ------------
  Total Expenses                                    (53,383)                (358,049)               (123,679)
                                               ------------            -------------            ------------
  Net investment income (loss)                      (19,762)                (103,596)               (123,679)
                                               ------------            -------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (675,218)              (5,262,966)                109,360
 Net realized gain on distributions                      --                       --                 303,940
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        1,491,322                8,954,137               2,849,761
                                               ------------            -------------            ------------
  Net gain (loss) on investments                    816,104                3,691,171               3,263,061
                                               ------------            -------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                       $796,342               $3,587,575              $3,139,382
                                               ============            =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                             COLUMBIA
                                                BB&T                                      SMALL COMPANY
                                            TOTAL RETURN          CALVERT SOCIAL              GROWTH
                                              BOND VIF          BALANCED PORTFOLIO           FUND VS
                                            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $172,353                $36,020                     $ --
                                             ----------             ----------             ------------
EXPENSE:
 Administrative charges                              --                   (129)                      --
 Mortality and Expense Risk charges             (61,043)               (20,928)                (121,849)
                                             ----------             ----------             ------------
  Total Expenses                                (61,043)               (21,057)                (121,849)
                                             ----------             ----------             ------------
  Net investment income (loss)                  111,310                 14,963                 (121,849)
                                             ----------             ----------             ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   42,124                (40,458)                (510,171)
 Net realized gain on distributions                  --                     --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      144,411                390,093                2,273,119
                                             ----------             ----------             ------------
  Net gain (loss) on investments                186,535                349,635                1,762,948
                                             ----------             ----------             ------------
  Net increase (decrease) in net
   assets resulting from operations            $297,845               $364,598               $1,641,099
                                             ==========             ==========             ============


                                               COLUMBIA               EVERGREEN VA
                                            LARGE CAP VALUE       DIVERSIFIED CAPITAL         EVERGREEN VA
                                                FUND VS               BUILDER FUND            GROWTH FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $407,612                 $81,547                    $480
                                             -------------            ------------            ------------
EXPENSE:
 Administrative charges                                 --                      --                      --
 Mortality and Expense Risk charges               (216,892)                (41,845)                (64,108)
                                             -------------            ------------            ------------
  Total Expenses                                  (216,892)                (41,845)                (64,108)
                                             -------------            ------------            ------------
  Net investment income (loss)                     190,720                  39,702                 (63,628)
                                             -------------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (1,482,581)               (168,109)               (120,867)
 Net realized gain on distributions                     --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       4,047,744               1,009,677               1,614,919
                                             -------------            ------------            ------------
  Net gain (loss) on investments                 2,565,163                 841,568               1,494,052
                                             -------------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations             $2,755,883                $881,270              $1,430,424
                                             =============            ============            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                               EVERGREEN VA                                    EVERGREEN VA
                                              INTERNATIONAL            EVERGREEN VA              SPECIAL
                                               EQUITY FUND              OMEGA FUND             VALUES FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $425,012                 $52,907                 $69,406
                                               ------------            ------------            ------------
EXPENSE:
 Administrative charges                                  --                      --                      --
 Mortality and Expense Risk charges                (183,843)                (59,054)               (177,500)
                                               ------------            ------------            ------------
  Total Expenses                                   (183,843)                (59,054)               (177,500)
                                               ------------            ------------            ------------
  Net investment income (loss)                      241,169                  (6,147)               (108,094)
                                               ------------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (328,763)                (45,569)               (641,138)
 Net realized gain on distributions                      --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        1,678,219               1,444,432               3,491,364
                                               ------------            ------------            ------------
  Net gain (loss) on investments                  1,349,456               1,398,863               2,850,226
                                               ------------            ------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $1,590,625              $1,392,716              $2,742,132
                                               ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           EVERGREEN VA           EVERGREEN VA
                                               HIGH               FUNDAMENTAL           FIDELITY(R) VIP
                                            INCOME FUND          LARGE CAP FUND        ASSET MANAGER(TM)
                                            SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $8,424                 $75,467                $57,706
                                             ---------            ------------            -----------
EXPENSE:
 Administrative charges                             --                      --                   (160)
 Mortality and Expense Risk charges               (932)                (86,351)               (31,341)
                                             ---------            ------------            -----------
  Total Expenses                                  (932)                (86,351)               (31,501)
                                             ---------            ------------            -----------
  Net investment income (loss)                   7,492                 (10,884)                26,205
                                             ---------            ------------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (3,967)               (161,951)              (268,966)
 Net realized gain on distributions                 --                      --                  4,018
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      25,390               1,934,115                869,702
                                             ---------            ------------            -----------
  Net gain (loss) on investments                21,423               1,772,164                604,754
                                             ---------            ------------            -----------
  Net increase (decrease) in net
   assets resulting from operations            $28,915              $1,761,280               $630,959
                                             =========            ============            ===========


                                           FIDELITY(R) VIP      FIDELITY(R) VIP          FIDELITY(R) VIP
                                                GROWTH           CONTRAFUND(R)               OVERSEAS
                                             SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $30,434             $176,147                  $60,128
                                             ------------        -------------             ------------
EXPENSE:
 Administrative charges                              (257)                (451)                     (86)
 Mortality and Expense Risk charges               (87,351)            (162,195)                 (36,709)
                                             ------------        -------------             ------------
  Total Expenses                                  (87,608)            (162,646)                 (36,795)
                                             ------------        -------------             ------------
  Net investment income (loss)                    (57,174)              13,501                   23,333
                                             ------------        -------------             ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (348,640)          (1,332,557)                (537,670)
 Net realized gain on distributions                 6,021                3,484                    9,526
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,104,755            5,206,999                1,162,563
                                             ------------        -------------             ------------
  Net gain (loss) on investments                1,762,136            3,877,926                  634,419
                                             ------------        -------------             ------------
  Net increase (decrease) in net
   assets resulting from operations            $1,704,962           $3,891,427                 $657,752
                                             ============        =============             ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           FIDELITY(R) VIP      FIDELITY(R) VIP
                                             FREEDOM 2020        FREEDOM 2030       FIDELITY(R) VIP
                                              PORTFOLIO            PORTFOLIO          FREEDOM 2015
                                           SUB-ACCOUNT (A)      SUB-ACCOUNT (B)     SUB-ACCOUNT (C)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $3,146               $104                $7,190
                                               --------              -----              --------
EXPENSE:
 Administrative charges                              --                 --                    --
 Mortality and Expense Risk charges                (168)                (6)                 (310)
                                               --------              -----              --------
  Total Expenses                                   (168)                (6)                 (310)
                                               --------              -----              --------
  Net investment income (loss)                    2,978                 98                 6,880
                                               --------              -----              --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       --                 --                     2
 Net realized gain on distributions                 538                 --                 1,393
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (2,002)               (45)               (3,560)
                                               --------              -----              --------
  Net gain (loss) on investments                 (1,464)               (45)               (2,165)
                                               --------              -----              --------
  Net increase (decrease) in net assets
   resulting from operations                     $1,514                $53                $4,715
                                               ========              =====              ========

(a)  Funded as of November 6, 2009.

(b) Funded as of December 1, 2009.

(c)  Funded as of November 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         FIDELITY(R) VIP       FIDELITY(R) VIP        FIDELITY(R) VIP
                                           FREEDOM 2025       FUNDSMANAGER 50%        FUNDSMANAGER 85%
                                         SUB-ACCOUNT (B)       SUB-ACCOUNT (C)        SUB-ACCOUNT (D)
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $153                  $948                    $6
                                              ------               -------                  ----
EXPENSE:
 Administrative charges                           --                    --                    --
 Mortality and Expense Risk charges               (6)                 (124)                   (1)
                                              ------               -------                  ----
  Total Expenses                                  (6)                 (124)                   (1)
                                              ------               -------                  ----
  Net investment income (loss)                   147                   824                     5
                                              ------               -------                  ----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    --                     3                    --
 Net realized gain on distributions               22                    67                     1
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (125)                1,331                     1
                                              ------               -------                  ----
  Net gain (loss) on investments                (103)                1,401                     2
                                              ------               -------                  ----
  Net increase (decrease) in net
   assets resulting from operations              $44                $2,225                    $7
                                              ======               =======                  ====

                                                                                      HARTFORD
                                              FRANKLIN           HARTFORD              TOTAL
                                               INCOME            ADVISERS           RETURN BOND
                                          SECURITIES FUND        HLS FUND             HLS FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $90,962          $29,216,765          $29,972,834
                                             ----------       --------------       --------------
EXPENSE:
 Administrative charges                             (17)             (30,199)             (56,546)
 Mortality and Expense Risk charges             (13,767)         (18,304,579)         (11,572,275)
                                             ----------       --------------       --------------
  Total Expenses                                (13,784)         (18,334,778)         (11,628,821)
                                             ----------       --------------       --------------
  Net investment income (loss)                   77,178           10,881,987           18,344,013
                                             ----------       --------------       --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    1,591          (57,943,957)          (2,393,218)
 Net realized gain on distributions                  --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      255,803          385,496,065           81,617,907
                                             ----------       --------------       --------------
  Net gain (loss) on investments                257,394          327,552,108           79,224,689
                                             ----------       --------------       --------------
  Net increase (decrease) in net
   assets resulting from operations            $334,572         $338,434,095          $97,568,702
                                             ==========       ==============       ==============

(b) Funded as of December 1, 2009.

(c)  Funded as of November 2, 2009.

(d) Funded as of November 23, 2009.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             HARTFORD              HARTFORD            HARTFORD
                                              CAPITAL              DIVIDEND           FUNDAMENTAL
                                           APPRECIATION           AND GROWTH            GROWTH
                                             HLS FUND              HLS FUND            HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $16,887,009          $20,029,084             $84,729
                                          ---------------       --------------       -------------
EXPENSE:
 Administrative charges                           (70,099)             (54,605)                 --
 Mortality and Expense Risk charges           (26,472,963)         (13,380,415)           (231,829)
                                          ---------------       --------------       -------------
  Total Expenses                              (26,543,062)         (13,435,020)           (231,829)
                                          ---------------       --------------       -------------
  Net investment income (loss)                 (9,656,053)           6,594,064            (147,100)
                                          ---------------       --------------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               (139,437,055)         (31,123,136)         (1,240,803)
 Net realized gain on distributions                    --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    851,014,224          213,596,436           6,522,550
                                          ---------------       --------------       -------------
  Net gain (loss) on investments              711,577,169          182,473,300           5,281,747
                                          ---------------       --------------       -------------
  Net increase (decrease) in net assets
   resulting from operations                 $701,921,116         $189,067,364          $5,134,647
                                          ===============       ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HARTFORD
                                           GLOBAL             HARTFORD            HARTFORD
                                          ADVISERS          GLOBAL EQUITY       GLOBAL HEALTH
                                          HLS FUND            HLS FUND            HLS FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $ --            $215,825            $250,295
                                        -------------       -------------       -------------
EXPENSE:
 Administrative charges                            --                  --                  --
 Mortality and Expense Risk charges          (777,172)           (304,826)           (697,102)
                                        -------------       -------------       -------------
  Total Expenses                             (777,172)           (304,826)           (697,102)
                                        -------------       -------------       -------------
  Net investment income (loss)               (777,172)            (89,001)           (446,807)
                                        -------------       -------------       -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (1,476,418)         (1,040,802)         (2,030,929)
 Net realized gain on distributions                --                  --              65,852
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 12,601,373           8,098,011          11,444,461
                                        -------------       -------------       -------------
  Net gain (loss) on investments           11,124,955           7,057,209           9,479,384
                                        -------------       -------------       -------------
  Net increase (decrease) in net
   assets resulting from operations       $10,347,783          $6,968,208          $9,032,577
                                        =============       =============       =============

                                                               HARTFORD
                                           HARTFORD           DISCIPLINED          HARTFORD
                                        GLOBAL GROWTH           EQUITY              GROWTH
                                           HLS FUND            HLS FUND            HLS FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $752,742          $1,884,082            $225,178
                                        --------------       -------------       -------------
EXPENSE:
 Administrative charges                             --                  --                  (5)
 Mortality and Expense Risk charges         (1,690,694)         (1,981,764)           (905,715)
                                        --------------       -------------       -------------
  Total Expenses                            (1,690,694)         (1,981,764)           (905,720)
                                        --------------       -------------       -------------
  Net investment income (loss)                (937,952)            (97,682)           (680,542)
                                        --------------       -------------       -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (10,048,185)         (7,112,538)         (4,042,593)
 Net realized gain on distributions                 --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  43,753,272          34,732,500          21,008,965
                                        --------------       -------------       -------------
  Net gain (loss) on investments            33,705,087          27,619,962          16,966,372
                                        --------------       -------------       -------------
  Net increase (decrease) in net
   assets resulting from operations        $32,767,135         $27,522,280         $16,285,830
                                        ==============       =============       =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                  HARTFORD
                                                   GROWTH             HARTFORD            HARTFORD
                                               OPPORTUNITIES         HIGH YIELD             INDEX
                                                  HLS FUND            HLS FUND            HLS FUND
                                              SUB-ACCOUNT (E)        SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $494,394         $12,019,480          $3,851,897
                                               --------------       -------------       -------------
EXPENSE:
 Administrative charges                                    --                  --                (361)
 Mortality and Expense Risk charges                (1,611,733)         (1,945,128)         (2,552,975)
                                               --------------       -------------       -------------
  Total Expenses                                   (1,611,733)         (1,945,128)         (2,553,336)
                                               --------------       -------------       -------------
  Net investment income (loss)                     (1,117,339)         10,074,352           1,298,561
                                               --------------       -------------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (10,103,920)          1,781,622          (1,278,887)
 Net realized gain on distributions                        --                  --              93,117
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         37,497,625          38,104,745          42,889,205
                                               --------------       -------------       -------------
  Net gain (loss) on investments                   27,393,705          39,886,367          41,703,435
                                               --------------       -------------       -------------
  Net increase (decrease) in net assets
   resulting from operations                      $26,276,366         $49,960,719         $43,001,996
                                               ==============       =============       =============

(e) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD                 HARTFORD             HARTFORD
                                        INTERNATIONAL             INTERNATIONAL       INTERNATIONAL
                                            GROWTH                SMALL COMPANY       OPPORTUNITIES
                                           HLS FUND                 HLS FUND             HLS FUND
                                         SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $1,613,166                 $733,949           $5,149,375
                                        --------------            -------------       --------------
EXPENSE:
 Administrative charges                             --                       --              (15,201)
 Mortality and Expense Risk charges         (1,399,090)                (558,957)          (3,752,043)
                                        --------------            -------------       --------------
  Total Expenses                            (1,399,090)                (558,957)          (3,767,244)
                                        --------------            -------------       --------------
  Net investment income (loss)                 214,076                  174,992            1,382,131
                                        --------------            -------------       --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (15,461,273)              (5,071,992)         (18,851,070)
 Net realized gain on distributions                 --                       --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  37,369,848               16,337,050           90,477,639
                                        --------------            -------------       --------------
  Net gain (loss) on investments            21,908,575               11,265,058           71,626,569
                                        --------------            -------------       --------------
  Net increase (decrease) in net
   assets resulting from operations        $22,122,651              $11,440,050          $73,008,700
                                        ==============            =============       ==============

                                               HARTFORD
                                                MIDCAP            HARTFORD             HARTFORD
                                                GROWTH             MIDCAP            MIDCAP VALUE
                                               HLS FUND           HLS FUND             HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $71,349            $962,383             $948,001
                                             ------------       -------------       --------------
EXPENSE:
 Administrative charges                                --                  --                   --
 Mortality and Expense Risk charges              (224,846)         (2,334,991)          (1,964,488)
                                             ------------       -------------       --------------
  Total Expenses                                 (224,846)         (2,334,991)          (1,964,488)
                                             ------------       -------------       --------------
  Net investment income (loss)                   (153,497)         (1,372,608)          (1,016,487)
                                             ------------       -------------       --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     43,862          (5,380,748)         (17,304,758)
 Net realized gain on distributions                    --                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      5,430,671          53,668,145           64,503,003
                                             ------------       -------------       --------------
  Net gain (loss) on investments                5,474,533          48,287,397           47,198,245
                                             ------------       -------------       --------------
  Net increase (decrease) in net
   assets resulting from operations            $5,321,036         $46,914,789          $46,181,758
                                             ============       =============       ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 HARTFORD                 HARTFORD                HARTFORD
                                               MONEY MARKET            SMALLCAP VALUE           SMALL COMPANY
                                                 HLS FUND                 HLS FUND                HLS FUND
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $298,430                 $54,909                  $12,268
                                               -------------            ------------            -------------
EXPENSE:
 Administrative charges                              (28,280)                     --                   (4,532)
 Mortality and Expense Risk charges               (6,899,300)                (71,763)              (1,646,860)
                                               -------------            ------------            -------------
  Total Expenses                                  (6,927,580)                (71,763)              (1,651,392)
                                               -------------            ------------            -------------
  Net investment income (loss)                    (6,629,150)                (16,854)              (1,639,124)
                                               -------------            ------------            -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                            --                  29,396               (4,954,156)
 Net realized gain on distributions                       --                      --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                                --               1,483,152               35,532,620
                                               -------------            ------------            -------------
  Net gain (loss) on investments                          --               1,512,548               30,578,464
                                               -------------            ------------            -------------
  Net increase (decrease) in net assets
   resulting from operations                     $(6,629,150)             $1,495,694              $28,939,340
                                               =============            ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    HARTFORD
                                      HARTFORD             HARTFORD              U.S. GOVERNMENT
                                   SMALLCAP GROWTH          STOCK                  SECURITIES
                                      HLS FUND             HLS FUND                 HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $58,035          $10,243,585                  $92,711
                                    -------------       --------------            -------------
EXPENSE:
 Administrative charges                        (3)             (18,546)                    (119)
 Mortality and Expense Risk
  charges                              (1,323,853)          (8,993,005)              (4,879,466)
                                    -------------       --------------            -------------
  Total Expenses                       (1,323,856)          (9,011,551)              (4,879,585)
                                    -------------       --------------            -------------
  Net investment income
   (loss)                              (1,265,821)           1,232,034               (4,786,874)
                                    -------------       --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (5,257,123)         (24,916,887)              (2,216,063)
 Net realized gain on
  distributions                                --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          31,253,428          251,518,127               12,675,447
                                    -------------       --------------            -------------
  Net gain (loss) on
   investments                         25,996,305          226,601,240               10,459,384
                                    -------------       --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $24,730,484         $227,833,274               $5,672,510
                                    =============       ==============            =============

                                                     HARTFORD            HARTFORD
                                 HARTFORD              VALUE              EQUITY
                                   VALUE           OPPORTUNITIES          INCOME
                                 HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $995,546            $540,059          $1,396,571
                               -------------       -------------       -------------
EXPENSE:
 Administrative charges                   --                  --                  --
 Mortality and Expense Risk
  charges                           (851,581)           (762,492)           (702,412)
                               -------------       -------------       -------------
  Total Expenses                    (851,581)           (762,492)           (702,412)
                               -------------       -------------       -------------
  Net investment income
   (loss)                            143,965            (222,433)            694,159
                               -------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           (1,116,836)         (7,133,103)         (1,894,410)
 Net realized gain on
  distributions                           --                  --             289,557
 Net unrealized appreciation
  (depreciation) of
  investments during the year     12,279,509          26,027,094           8,113,914
                               -------------       -------------       -------------
  Net gain (loss) on
   investments                    11,162,673          18,893,991           6,509,061
                               -------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $11,306,638         $18,671,558          $7,203,220
                               =============       =============       =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              HUNTINGTON VA            HUNTINGTON VA
                                                  INCOME                 DIVIDEND              HUNTINGTON VA
                                               EQUITY FUND             CAPTURE FUND             GROWTH FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                             $ --                     $ --                    $ --
                                               ------------            -------------            ------------
EXPENSE:
 Administrative charges                                  --                       --                      --
 Mortality and Expense Risk charges                (160,968)                (213,148)               (105,304)
                                               ------------            -------------            ------------
  Total Expenses                                   (160,968)                (213,148)               (105,304)
                                               ------------            -------------            ------------
  Net investment income (loss)                     (160,968)                (213,148)               (105,304)
                                               ------------            -------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (924,417)              (1,056,983)               (313,442)
 Net realized gain on distributions                      --                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        2,983,860                4,052,479               1,319,310
                                               ------------            -------------            ------------
  Net gain (loss) on investments                  2,059,443                2,995,496               1,005,868
                                               ------------            -------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $1,898,475               $2,782,348                $900,564
                                               ============            =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            HUNTINGTON VA           HUNTINGTON VA          HUNTINGTON VA
                                               MID CORP                  NEW                 ROTATING
                                             AMERICA FUND           ECONOMY FUND           MARKETS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $ --                   $ --                   $ --
                                             ------------            -----------            -----------
EXPENSE:
 Administrative charges                                --                     --                     --
 Mortality and Expense Risk charges              (122,302)               (42,848)               (41,991)
                                             ------------            -----------            -----------
  Total Expenses                                 (122,302)               (42,848)               (41,991)
                                             ------------            -----------            -----------
  Net investment income (loss)                   (122,302)               (42,848)               (41,991)
                                             ------------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (37,161)              (106,784)              (130,695)
 Net realized gain on distributions                    --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,335,678                927,118                877,497
                                             ------------            -----------            -----------
  Net gain (loss) on investments                2,298,517                820,334                746,802
                                             ------------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations            $2,176,215               $777,486               $704,811
                                             ============            ===========            ===========

                                            HUNTINGTON VA                                HUNTINGTON VA
                                            INTERNATIONAL          HUNTINGTON VA           MORTGAGE
                                             EQUITY FUND          MACRO 100 FUND        SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $925                   $ --                 $ --
                                             -----------            -----------            ---------
EXPENSE:
 Administrative charges                               --                     --                   --
 Mortality and Expense Risk charges              (26,819)               (18,692)             (16,630)
                                             -----------            -----------            ---------
  Total Expenses                                 (26,819)               (18,692)             (16,630)
                                             -----------            -----------            ---------
  Net investment income (loss)                   (25,894)               (18,692)             (16,630)
                                             -----------            -----------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (140,640)              (102,097)             (11,538)
 Net realized gain on distributions                   --                     --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       653,382                331,785               62,310
                                             -----------            -----------            ---------
  Net gain (loss) on investments                 512,742                229,688               50,772
                                             -----------            -----------            ---------
  Net increase (decrease) in net
   assets resulting from operations             $486,848               $210,996              $34,142
                                             ===========            ===========            =========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                      BLACKROCK              BLACKROCK
                                             HUNTINGTON VA             GLOBAL                LARGE CAP
                                               SITUS FUND         GROWTH V.I. FUND       GROWTH V.I. FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $ --                $2,577                     $8
                                               ----------             ---------              ---------
EXPENSE:
 Administrative charges                                --                    --                     --
 Mortality and Expense Risk charges               (33,353)               (1,171)                (1,503)
                                               ----------             ---------              ---------
  Total Expenses                                  (33,353)               (1,171)                (1,503)
                                               ----------             ---------              ---------
  Net investment income (loss)                    (33,353)                1,406                 (1,495)
                                               ----------             ---------              ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (49,041)                4,719                 (1,303)
 Net realized gain on distributions                    --                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        646,736                14,102                 23,872
                                               ----------             ---------              ---------
  Net gain (loss) on investments                  597,695                18,821                 22,569
                                               ----------             ---------              ---------
  Net increase (decrease) in net assets
   resulting from operations                     $564,342               $20,227                $21,074
                                               ==========             =========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            VAN KAMPEN
                                             UIF U.S.
                                            REAL ESTATE          EQUITY AND             MID CAP
                                             PORTFOLIO             INCOME                GROWTH
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $7,305              $12,093                  $ --
                                             ---------            ---------            ----------
EXPENSE:
 Administrative charges                            (10)                  --                    (4)
 Mortality and Expense Risk charges             (3,309)              (5,187)               (4,436)
                                             ---------            ---------            ----------
  Total Expenses                                (3,319)              (5,187)               (4,440)
                                             ---------            ---------            ----------
  Net investment income (loss)                   3,986                6,906                (4,440)
                                             ---------            ---------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (10,525)              13,574                 8,167
 Net realized gain on distributions                 --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      79,258               66,696               146,285
                                             ---------            ---------            ----------
  Net gain (loss) on investments                68,733               80,270               154,452
                                             ---------            ---------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $72,719              $87,176              $150,012
                                             =========            =========            ==========

                                                                                          MTB MANAGED
                                                                                           ALLOCATION
                                            MTB LARGE CAP          MTB LARGE CAP        FUND -- MODERATE
                                           GROWTH FUND II          VALUE FUND II           GROWTH II
                                           SUB-ACCOUNT (F)        SUB-ACCOUNT (F)         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $ --                 $1,579                  $ --
                                             -----------            -----------            ----------
EXPENSE:
 Administrative charges                               --                     --                    --
 Mortality and Expense Risk charges               (2,133)                (2,168)              (41,303)
                                             -----------            -----------            ----------
  Total Expenses                                  (2,133)                (2,168)              (41,303)
                                             -----------            -----------            ----------
  Net investment income (loss)                    (2,133)                  (589)              (41,303)
                                             -----------            -----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (237,008)              (325,931)              (90,030)
 Net realized gain on distributions                   --                     --                15,825
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       227,276                280,290               720,791
                                             -----------            -----------            ----------
  Net gain (loss) on investments                  (9,732)               (45,641)              646,586
                                             -----------            -----------            ----------
  Net increase (decrease) in net
   assets resulting from operations             $(11,865)              $(46,230)             $605,283
                                             ===========            ===========            ==========

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                               MTB MANAGED              MTB MANAGED            COLUMBIA MARSICO
                                                ALLOCATION               ALLOCATION              INTERNATIONAL
                                            FUND -- AGGRESSIVE      FUND -- CONSERVATIVE         OPPORTUNITIES
                                                GROWTH II                GROWTH II                  FUND VS
                                             SUB-ACCOUNT (F)          SUB-ACCOUNT (F)             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $ --                     $17                     $338,083
                                                 --------                  ------                -------------
EXPENSE:
 Administrative charges                                --                      --                      (10,439)
 Mortality and Expense Risk charges                   (20)                    (21)                    (271,625)
                                                 --------                  ------                -------------
  Total Expenses                                      (20)                    (21)                    (282,064)
                                                 --------                  ------                -------------
  Net investment income (loss)                        (20)                     (4)                      56,019
                                                 --------                  ------                -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (5,232)                   (357)                  (1,478,286)
 Net realized gain on distributions                    --                      --                           --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          4,228                     414                    6,684,307
                                                 --------                  ------                -------------
  Net gain (loss) on investments                   (1,004)                     57                    5,206,021
                                                 --------                  ------                -------------
  Net increase (decrease) in net assets
   resulting from operations                      $(1,024)                    $53                   $5,262,040
                                                 ========                  ======                =============

(f)  This fund liquidated April 24, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               COLUMBIA            COLUMBIA MARSICO             COLUMBIA
                                              HIGH YIELD           FOCUSED EQUITIES         ASSET ALLOCATION
                                               FUND VS                  FUND VS                 FUND VS
                                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $1,320,998                 $191,760                $166,631
                                             ------------            -------------            ------------
EXPENSE:
 Administrative charges                            (9,326)                  (9,139)                     --
 Mortality and Expense Risk charges              (199,165)                (411,640)                (57,965)
                                             ------------            -------------            ------------
  Total Expenses                                 (208,491)                (420,779)                (57,965)
                                             ------------            -------------            ------------
  Net investment income (loss)                  1,112,507                 (229,019)                108,666
                                             ------------            -------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (134,736)              (1,642,992)               (615,026)
 Net realized gain on distributions                    --                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      3,520,325                8,812,041               1,295,052
                                             ------------            -------------            ------------
  Net gain (loss) on investments                3,385,589                7,169,049                 680,026
                                             ------------            -------------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $4,498,096               $6,940,030                $788,692
                                             ============            =============            ============

                                           COLUMBIA MARSICO        COLUMBIA MARSICO        COLUMBIA MARSICO
                                                GROWTH               21ST CENTURY           MIDCAP GROWTH
                                               FUND VS                 FUND VS                 FUND VS
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $166,609                  $6,469                    $ --
                                             ------------            ------------            ------------
EXPENSE:
 Administrative charges                            (6,694)                 (2,222)                 (9,823)
 Mortality and Expense Risk charges              (310,721)                (78,168)               (185,541)
                                             ------------            ------------            ------------
  Total Expenses                                 (317,415)                (80,390)               (195,364)
                                             ------------            ------------            ------------
  Net investment income (loss)                   (150,806)                (73,921)               (195,364)
                                             ------------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    502,259                (450,670)               (605,496)
 Net realized gain on distributions                    --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      4,509,486               1,758,975               4,966,778
                                             ------------            ------------            ------------
  Net gain (loss) on investments                5,011,745               1,308,305               4,361,282
                                             ------------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $4,860,939              $1,234,384              $4,165,918
                                             ============            ============            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              OPPENHEIMER            PUTNAM VT
                                                 GLOBAL              SMALL CAP            PIMCO VIT
                                            SECURITIES FUND            VALUE             REAL RETURN
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $9,834               $1,882               $39,100
                                               ----------            ---------            ----------
EXPENSE:
 Administrative charges                               (30)                  (4)                   (7)
 Mortality and Expense Risk charges                (6,777)              (1,767)              (15,665)
                                               ----------            ---------            ----------
  Total Expenses                                   (6,807)              (1,771)              (15,672)
                                               ----------            ---------            ----------
  Net investment income (loss)                      3,027                  111                23,428
                                               ----------            ---------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (1,486)             (44,853)               (2,584)
 Net realized gain on distributions                10,905                   --                60,035
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        161,638               75,383               105,988
                                               ----------            ---------            ----------
  Net gain (loss) on investments                  171,057               30,530               163,439
                                               ----------            ---------            ----------
  Net increase (decrease) in net assets
   resulting from operations                     $174,084              $30,641              $186,867
                                               ==========            =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                PIONEER VCT OAK            PIONEER
                                           PIONEER              RIDGE LARGE CAP            MID CAP
                                          FUND VCT                  GROWTH                VALUE VCT
                                          PORTFOLIO                PORTFOLIO              PORTFOLIO
                                         SUB-ACCOUNT            SUB-ACCOUNT (F)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $420,616                  $32,258               $3,508
                                        -------------            -------------            ---------
EXPENSE:
 Administrative charges                            --                       --                  (12)
 Mortality and Expense Risk charges          (417,530)                 (25,632)              (3,188)
                                        -------------            -------------            ---------
  Total Expenses                             (417,530)                 (25,632)              (3,200)
                                        -------------            -------------            ---------
  Net investment income (loss)                  3,086                    6,626                  308
                                        -------------            -------------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (4,140,652)              (2,905,365)               7,818
 Net realized gain on distributions                --                       --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  9,415,067                2,932,686               54,549
                                        -------------            -------------            ---------
  Net gain (loss) on investments            5,274,415                   27,321               62,367
                                        -------------            -------------            ---------
  Net increase (decrease) in net
   assets resulting from operations        $5,277,501                  $33,947              $62,675
                                        =============            =============            =========


                                           JENNISON 20/20                                PRUDENTIAL
                                               FOCUS                JENNISON               VALUE
                                             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $18                $2,947                $9,282
                                             ----------            ----------            ----------
EXPENSE:
 Administrative charges                              --                    --                    --
 Mortality and Expense Risk charges              (6,223)              (13,359)               (8,349)
                                             ----------            ----------            ----------
  Total Expenses                                 (6,223)              (13,359)               (8,349)
                                             ----------            ----------            ----------
  Net investment income (loss)                   (6,205)              (10,412)                  933
                                             ----------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (49,481)                9,180               (50,336)
 Net realized gain on distributions                  --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      247,181               353,256               225,665
                                             ----------            ----------            ----------
  Net gain (loss) on investments                197,700               362,436               175,329
                                             ----------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $191,495              $352,024              $176,262
                                             ==========            ==========            ==========

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                               PRUDENTIAL                                WESTERN ASSET
                                                 SERIES                ROYCE              GOVERNMENT
                                             INTERNATIONAL           SMALL-CAP               MONEY
                                                 GROWTH              PORTFOLIO            MARKET FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (G)
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $1,927                  $ --                $39
                                               ----------            ----------              -----
EXPENSE:
 Administrative charges                                --                   (17)                --
 Mortality and Expense Risk charges                (2,368)              (10,631)               (83)
                                               ----------            ----------              -----
  Total Expenses                                   (2,368)              (10,648)               (83)
                                               ----------            ----------              -----
  Net investment income (loss)                       (441)              (10,648)               (44)
                                               ----------            ----------              -----
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (82,634)               (6,266)                --
 Net realized gain on distributions                    --                    --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        126,344               260,062                 --
                                               ----------            ----------              -----
  Net gain (loss) on investments                   43,710               253,796                 --
                                               ----------            ----------              -----
  Net increase (decrease) in net assets
   resulting from operations                      $43,269              $243,148               $(44)
                                               ==========            ==========              =====

(g)  Sub-Account not funded at December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                         UBS SERIES
                                             LEGG MASON          WESTERN ASSET          TRUST -- U.S.
                                             CLEARBRIDGE             MONEY               ALLOCATION
                                          APPRECIATION FUND       MARKET FUND             PORTFOLIO
                                           SUB-ACCOUNT (H)        SUB-ACCOUNT          SUB-ACCOUNT (F)
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $2,026                 $818                 $198,819
                                              ---------             --------            -------------
EXPENSE:
 Administrative charges                              --                   --                       --
 Mortality and Expense Risk charges              (1,160)              (2,165)                 (20,944)
                                              ---------             --------            -------------
  Total Expenses                                 (1,160)              (2,165)                 (20,944)
                                              ---------             --------            -------------
  Net investment income (loss)                      866               (1,347)                 177,875
                                              ---------             --------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       52                   --               (4,485,032)
 Net realized gain on distributions                  --                   --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       21,551                   --                3,996,193
                                              ---------             --------            -------------
  Net gain (loss) on investments                 21,603                   --                 (488,839)
                                              ---------             --------            -------------
  Net increase (decrease) in net
   assets resulting from operations             $22,469              $(1,347)               $(310,964)
                                              =========             ========            =============

                                              VICTORY
                                              VARIABLE                                 WELLS FARGO
                                             INSURANCE                                ADVANTAGE VT
                                            DIVERSIFIED                                   ASSET
                                             STOCK FUND            COMSTOCK          ALLOCATION FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $6,844               $5,505               $5,185
                                             ----------            ---------            ---------
EXPENSE:
 Administrative charges                              --                   (2)                  --
 Mortality and Expense Risk charges             (13,213)              (1,650)              (4,262)
                                             ----------            ---------            ---------
  Total Expenses                                (13,213)              (1,652)              (4,262)
                                             ----------            ---------            ---------
  Net investment income (loss)                   (6,369)               3,853                  923
                                             ----------            ---------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (56,008)               3,165               (1,850)
 Net realized gain on distributions                  --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      274,989               28,406               34,168
                                             ----------            ---------            ---------
  Net gain (loss) on investments                218,981               31,571               32,318
                                             ----------            ---------            ---------
  Net increase (decrease) in net
   assets resulting from operations            $212,612              $35,424              $33,241
                                             ==========            =========            =========

(f)  This fund liquidated April 24, 2009.

(h) Formerly Legg Mason Partners Appreciation Fund. Change effective October 5, 2009.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             WELLS FARGO          WELLS FARGO          WELLS FARGO
                                             ADVANTAGE VT        ADVANTAGE VT         ADVANTAGE VT
                                             TOTAL RETURN           EQUITY            INTERNATIONAL
                                              BOND FUND           INCOME FUND           CORE FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $3,693               $1,756               $4,072
                                               --------            ---------            ---------
EXPENSE:
 Administrative charges                              --                   --                   --
 Mortality and Expense Risk charges              (1,421)              (1,372)              (2,158)
                                               --------            ---------            ---------
  Total Expenses                                 (1,421)              (1,372)              (2,158)
                                               --------            ---------            ---------
  Net investment income (loss)                    2,272                  384                1,914
                                               --------            ---------            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (655)             (32,167)                 530
 Net realized gain on distributions                 357                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        5,763               46,009               14,053
                                               --------            ---------            ---------
  Net gain (loss) on investments                  5,465               13,842               14,583
                                               --------            ---------            ---------
  Net increase (decrease) in net assets
   resulting from operations                     $7,737              $14,226              $16,497
                                               ========            =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                           RIDGEWORTH
                                            WELLS FARGO           WELLS FARGO            VARIABLE TRUST
                                            ADVANTAGE VT          ADVANTAGE VT             LARGE CAP
                                           LARGE COMPANY           SMALL CAP                 GROWTH
                                            GROWTH FUND           GROWTH FUND              STOCK FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT (F)
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $478                  $ --                   $12,801
                                             ----------            ----------            --------------
EXPENSE:
 Administrative charges                              --                    --                        --
 Mortality and Expense Risk charges              (1,985)                 (546)                   (7,686)
                                             ----------            ----------            --------------
  Total Expenses                                 (1,985)                 (546)                   (7,686)
                                             ----------            ----------            --------------
  Net investment income (loss)                   (1,507)                 (546)                    5,115
                                             ----------            ----------            --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (6,938)                 (578)               (1,080,820)
 Net realized gain on distributions                  --                    --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       51,166                14,799                 1,046,080
                                             ----------            ----------            --------------
  Net gain (loss) on investments                 44,228                14,221                   (34,740)
                                             ----------            ----------            --------------
  Net increase (decrease) in net
   assets resulting from operations             $42,721               $13,675                  $(29,625)
                                             ==========            ==========            ==============

                                              RIDGEWORTH                                      RIDGEWORTH
                                            VARIABLE TRUST            RIDGEWORTH            VARIABLE TRUST
                                              LARGE CAP             VARIABLE TRUST            LARGE CAP
                                                 CORE                MID-CAP CORE               VALUE
                                             EQUITY FUND             EQUITY FUND             EQUITY FUND
                                           SUB-ACCOUNT (F)         SUB-ACCOUNT (F)         SUB-ACCOUNT (F)
--------------------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $6,677                  $5,315                  $7,257
                                             ------------            ------------            ------------
EXPENSE:
 Administrative charges                                --                      --                      --
 Mortality and Expense Risk charges                (4,242)                 (2,948)                 (3,135)
                                             ------------            ------------            ------------
  Total Expenses                                   (4,242)                 (2,948)                 (3,135)
                                             ------------            ------------            ------------
  Net investment income (loss)                      2,435                   2,367                   4,122
                                             ------------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (545,573)               (449,314)               (176,295)
 Net realized gain on distributions                    --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        486,772                 418,231                 113,810
                                             ------------            ------------            ------------
  Net gain (loss) on investments                  (58,801)                (31,083)                (62,485)
                                             ------------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations              $(56,366)               $(28,716)               $(58,363)
                                             ============            ============            ============

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            AMERICAN CENTURY(R) VP      ALLIANCEBERNSTEIN            AIM V.I.
                                                   CAPITAL                INTERNATIONAL              CAPITAL
                                              APPRECIATION FUND             VALUE FUND          APPRECIATION FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $(13,892)                    $(354)               $(15,937)
 Net realized gain (loss) on security
  transactions                                        (19,529)                 (179,348)               (567,675)
 Net realized gain on distributions                        --                        --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          1,131,423                   394,923                 896,395
                                                 ------------              ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                         1,098,002                   215,221                 312,783
                                                 ------------              ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                             83,804                    24,534                   4,843
 Net transfers                                       (253,398)                   44,944                (136,654)
 Surrenders for benefit payments and
  fees                                               (384,760)                  (86,529)               (749,496)
 Net annuity transactions                                (340)                       --                    (529)
                                                 ------------              ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                       (554,694)                  (17,051)               (881,836)
                                                 ------------              ------------            ------------
 Net increase (decrease) in net assets                543,308                   198,170                (569,053)
NET ASSETS:
 Beginning of year                                  3,501,933                   824,287               2,545,021
                                                 ------------              ------------            ------------
 End of year                                       $4,045,241                $1,022,457              $1,975,968
                                                 ============              ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          AIM V.I.            AIM V.I.            ALLIANCEBERNSTEIN VP
                                            CORE                HIGH                   GROWTH AND
                                         EQUITY FUND         YIELD FUND             INCOME PORTFOLIO
                                         SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $21,140            $186,197                  $43,784
 Net realized gain (loss) on security
  transactions                               (244,496)             16,761                 (371,813)
 Net realized gain on distributions                --                  --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  1,354,216             660,707                  693,121
                                        -------------       -------------             ------------
 Net increase (decrease) in net assets
  resulting from operations                 1,130,860             863,665                  365,092
                                        -------------       -------------             ------------
UNIT TRANSACTIONS:
 Purchases                                      9,906                  93                      518
 Net transfers                                (42,484)          1,703,027                   90,479
 Surrenders for benefit payments and
  fees                                     (1,091,071)         (1,216,802)                (556,368)
 Net annuity transactions                          --               5,771                   (7,533)
                                        -------------       -------------             ------------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                             (1,123,649)            492,089                 (472,904)
                                        -------------       -------------             ------------
 Net increase (decrease) in net assets          7,211           1,355,754                 (107,812)
NET ASSETS:
 Beginning of year                          5,138,018           1,624,889                2,023,374
                                        -------------       -------------             ------------
 End of year                               $5,145,229          $2,980,643               $1,915,562
                                        =============       =============             ============

                                         ALLIANCEBERNSTEIN VPS                              BB&T
                                              INTERMEDIATE           AMERICAN FUNDS        MID CAP
                                             BOND PORTFOLIO           GROWTH FUND        GROWTH VIF
                                              SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $47,944                $(1,550)           $(91,997)
 Net realized gain (loss) on security
  transactions                                      14,701                  2,629          (1,339,248)
 Net realized gain on distributions                     --                     --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         298,223                 90,264           2,832,565
                                              ------------             ----------       -------------
 Net increase (decrease) in net assets
  resulting from operations                        360,868                 91,343           1,401,320
                                              ------------             ----------       -------------
UNIT TRANSACTIONS:
 Purchases                                              70                 17,082              17,791
 Net transfers                                     500,246                 73,606          (2,303,478)
 Surrenders for benefit payments and
  fees                                            (435,686)               (65,504)           (796,712)
 Net annuity transactions                           17,076                     --              (1,554)
                                              ------------             ----------       -------------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                      81,706                 25,184          (3,083,953)
                                              ------------             ----------       -------------
 Net increase (decrease) in net assets             442,574                116,527          (1,682,633)
NET ASSETS:
 Beginning of year                               2,123,358                224,215           7,003,043
                                              ------------             ----------       -------------
 End of year                                    $2,565,932               $340,742          $5,320,410
                                              ============             ==========       =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                      BB&T
                                         BB&T                                        SPECIAL
                                    CAPITAL MANAGER               BB&T            OPPORTUNITIES
                                      EQUITY VIF              LARGE CAP VIF        EQUITY VIF
                                      SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(19,762)               $(103,596)          $(123,679)
 Net realized gain (loss) on
  security transactions                   (675,218)              (5,262,966)            109,360
 Net realized gain on
  distributions                                 --                       --             303,940
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,491,322                8,954,137           2,849,761
                                     -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               796,342                3,587,575           3,139,382
                                     -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                  28,522                   81,849              70,500
 Net transfers                            (740,318)              (4,222,470)            833,866
 Surrenders for benefit
  payments and fees                       (364,346)              (2,818,361)           (432,418)
 Net annuity transactions                       --                   (1,715)                 --
                                     -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,076,142)              (6,960,697)            471,948
                                     -------------            -------------       -------------
 Net increase (decrease) in
  net assets                              (279,800)              (3,373,122)          3,611,330
NET ASSETS:
 Beginning of year                       4,441,370               29,372,113           7,139,098
                                     -------------            -------------       -------------
 End of year                            $4,161,570              $25,998,991         $10,750,428
                                     =============            =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      COLUMBIA
                                        BB&T                                       SMALL COMPANY
                                    TOTAL RETURN           CALVERT SOCIAL              GROWTH
                                      BOND VIF           BALANCED PORTFOLIO           FUND VS
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $111,310                 $14,963               $(121,849)
 Net realized gain (loss) on
  security transactions                   42,124                 (40,458)               (510,171)
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            144,411                 390,093               2,273,119
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             297,845                 364,598               1,641,099
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 3,600                  56,752                  28,663
 Net transfers                          (211,733)                (88,946)                 14,556
 Surrenders for benefit
  payments and fees                     (351,947)               (206,061)               (812,846)
 Net annuity transactions                     --                  (9,161)                     --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (560,080)               (247,416)               (769,627)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (262,235)                117,182                 871,472
NET ASSETS:
 Beginning of year                     4,304,065               1,708,306               7,599,509
                                    ------------            ------------            ------------
 End of year                          $4,041,830              $1,825,488              $8,470,981
                                    ============            ============            ============


                                      COLUMBIA               EVERGREEN VA
                                   LARGE CAP VALUE       DIVERSIFIED CAPITAL         EVERGREEN VA
                                       FUND VS               BUILDER FUND            GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $190,720                 $39,702                $(63,628)
 Net realized gain (loss) on
  security transactions                (1,482,581)               (168,109)               (120,867)
 Net realized gain on
  distributions                                --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,047,744               1,009,677               1,614,919
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,755,883                 881,270               1,430,424
                                    -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 61,751                     814                   3,258
 Net transfers                           (128,326)                480,897                (158,949)
 Surrenders for benefit
  payments and fees                    (2,137,778)               (290,617)               (417,139)
 Net annuity transactions                      --                 (21,868)                (13,719)
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,204,353)                169,226                (586,549)
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets                              551,530               1,050,496                 843,875
NET ASSETS:
 Beginning of year                     14,193,929               2,346,391               4,123,207
                                    -------------            ------------            ------------
 End of year                          $14,745,459              $3,396,887              $4,967,082
                                    =============            ============            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                          EVERGREEN VA                                EVERGREEN VA
                                          INTERNATIONAL            EVERGREEN VA          SPECIAL
                                           EQUITY FUND              OMEGA FUND         VALUES FUND
                                           SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $241,169                 $(6,147)          $(108,094)
 Net realized gain (loss) on security
  transactions                                 (328,763)                (45,569)           (641,138)
 Net realized gain on distributions                  --                      --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,678,219               1,444,432           3,491,364
                                          -------------            ------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                   1,590,625               1,392,716           2,742,132
                                          -------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                       24,834                   2,480              33,063
 Net transfers                                 (527,936)                222,527             (73,521)
 Surrenders for benefit payments and
  fees                                       (1,287,151)               (643,749)         (1,123,676)
 Net annuity transactions                        (9,854)                 (6,001)              8,028
                                          -------------            ------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,800,107)               (424,743)         (1,156,106)
                                          -------------            ------------       -------------
 Net increase (decrease) in net assets         (209,482)                967,973           1,586,026
NET ASSETS:
 Beginning of year                           13,375,406               3,587,978          10,942,050
                                          -------------            ------------       -------------
 End of year                                $13,165,924              $4,555,951         $12,528,076
                                          =============            ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           EVERGREEN VA           EVERGREEN VA
                                               HIGH               FUNDAMENTAL           FIDELITY(R) VIP
                                            INCOME FUND          LARGE CAP FUND        ASSET MANAGER(TM)
                                            SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $7,492                $(10,884)                $26,205
 Net realized gain (loss) on security
  transactions                                  (3,967)               (161,951)               (268,966)
 Net realized gain on distributions                 --                      --                   4,018
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      25,390               1,934,115                 869,702
                                             ---------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                     28,915               1,761,280                 630,959
                                             ---------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                          --                   8,132                 100,916
 Net transfers                                  (1,605)                100,857                (133,976)
 Surrenders for benefit payments and
  fees                                          (5,491)               (980,195)               (495,006)
 Net annuity transactions                           --                 (28,186)                     --
                                             ---------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (7,096)               (899,392)               (528,066)
                                             ---------            ------------            ------------
 Net increase (decrease) in net assets          21,819                 861,888                 102,893
NET ASSETS:
 Beginning of year                              72,387               6,181,794               2,568,116
                                             ---------            ------------            ------------
 End of year                                   $94,206              $7,043,682              $2,671,009
                                             =========            ============            ============


                                        FIDELITY(R) VIP       FIDELITY(R) VIP          FIDELITY(R) VIP
                                            GROWTH             CONTRAFUND(R)               OVERSEAS
                                          SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(57,174)              $13,501                  $23,333
 Net realized gain (loss) on security
  transactions                                (348,640)           (1,332,557)                (537,670)
 Net realized gain on distributions              6,021                 3,484                    9,526
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   2,104,755             5,206,999                1,162,563
                                         -------------         -------------             ------------
 Net increase (decrease) in net assets
  resulting from operations                  1,704,962             3,891,427                  657,752
                                         -------------         -------------             ------------
UNIT TRANSACTIONS:
 Purchases                                     191,516               309,811                   83,591
 Net transfers                                (667,966)             (970,345)                (287,401)
 Surrenders for benefit payments and
  fees                                        (783,374)           (1,770,115)                (504,456)
 Net annuity transactions                         (267)                  (23)                      --
                                         -------------         -------------             ------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (1,260,091)           (2,430,672)                (708,266)
                                         -------------         -------------             ------------
 Net increase (decrease) in net assets         444,871             1,460,755                  (50,514)
NET ASSETS:
 Beginning of year                           7,201,981            12,984,865                3,222,191
                                         -------------         -------------             ------------
 End of year                                $7,646,852           $14,445,620               $3,171,677
                                         =============         =============             ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            FIDELITY(R) VIP       FIDELITY(R) VIP
                                              FREEDOM 2020         FREEDOM 2030        FIDELITY(R) VIP
                                               PORTFOLIO             PORTFOLIO           FREEDOM 2015
                                            SUB-ACCOUNT (A)       SUB-ACCOUNT (B)      SUB-ACCOUNT (C)
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $2,978                 $98                 $6,880
 Net realized gain (loss) on security
  transactions                                         --                  --                      2
 Net realized gain on distributions                   538                  --                  1,393
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (2,002)                (45)                (3,560)
                                               ----------             -------             ----------
 Net increase (decrease) in net assets
  resulting from operations                         1,514                  53                  4,715
                                               ----------             -------             ----------
UNIT TRANSACTIONS:
 Purchases                                             --                  --                     --
 Net transfers                                    110,592               5,755                222,620
 Surrenders for benefit payments and
  fees                                                (18)                 --                     --
 Net annuity transactions                              --                  --                     --
                                               ----------             -------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                110,574               5,755                222,620
                                               ----------             -------             ----------
 Net increase (decrease) in net assets            112,088               5,808                227,335
NET ASSETS:
 Beginning of year                                     --                  --                     --
                                               ----------             -------             ----------
 End of year                                     $112,088              $5,808               $227,335
                                               ==========             =======             ==========

(a)  Funded as of November 6, 2009.

(b) Funded as of December 1, 2009.

(c)  Funded as of November 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          FIDELITY(R) VIP        FIDELITY(R) VIP         FIDELITY(R) VIP
                                           FREEDOM 2025         FUNDSMANAGER 50%        FUNDSMANAGER 85%
                                          SUB-ACCOUNT (B)        SUB-ACCOUNT (C)         SUB-ACCOUNT (D)
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $147                    $824                    $5
 Net realized gain (loss) on security
  transactions                                     --                       3                    --
 Net realized gain on distributions                22                      67                     1
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (125)                  1,331                     1
                                              -------               ---------                 -----
 Net increase (decrease) in net assets
  resulting from operations                        44                   2,225                     7
                                              -------               ---------                 -----
UNIT TRANSACTIONS:
 Purchases                                         --                      --                    --
 Net transfers                                  5,586                  59,522                   490
 Surrenders for benefit payments and
  fees                                             --                      --                    --
 Net annuity transactions                          --                      --                    --
                                              -------               ---------                 -----
 Net increase (decrease) in net assets
  resulting from unit transactions              5,586                  59,522                   490
                                              -------               ---------                 -----
 Net increase (decrease) in net assets          5,630                  61,747                   497
NET ASSETS:
 Beginning of year                                 --                      --                    --
                                              -------               ---------                 -----
 End of year                                   $5,630                 $61,747                  $497
                                              =======               =========                 =====

                                                                                          HARTFORD
                                               FRANKLIN             HARTFORD                TOTAL
                                                INCOME              ADVISERS             RETURN BOND
                                           SECURITIES FUND          HLS FUND              HLS FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $77,178            $10,881,987           $18,344,013
 Net realized gain (loss) on security
  transactions                                      1,591            (57,943,957)           (2,393,218)
 Net realized gain on distributions                    --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        255,803            385,496,065            81,617,907
                                             ------------       ----------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                       334,572            338,434,095            97,568,702
                                             ------------       ----------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                         14,229              5,526,606             3,042,905
 Net transfers                                    248,352            (78,209,447)           59,259,121
 Surrenders for benefit payments and
  fees                                            (77,326)          (181,981,702)         (112,979,217)
 Net annuity transactions                              --             (1,195,588)              108,241
                                             ------------       ----------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions                185,255           (255,860,131)          (50,568,950)
                                             ------------       ----------------       ---------------
 Net increase (decrease) in net assets            519,827             82,573,964            46,999,752
NET ASSETS:
 Beginning of year                                902,409          1,378,679,189           778,474,365
                                             ------------       ----------------       ---------------
 End of year                                   $1,422,236         $1,461,253,153          $825,474,117
                                             ============       ================       ===============

(b) Funded as of December 1, 2009.

(c)  Funded as of November 2, 2009.

(d) Funded as of November 23, 2009.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              HARTFORD               HARTFORD             HARTFORD
                                              CAPITAL                DIVIDEND            FUNDAMENTAL
                                            APPRECIATION            AND GROWTH             GROWTH
                                              HLS FUND               HLS FUND             HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(9,656,053)            $6,594,064           $(147,100)
 Net realized gain (loss) on security
  transactions                                (139,437,055)           (31,123,136)         (1,240,803)
 Net realized gain on distributions                     --                     --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     851,014,224            213,596,436           6,522,550
                                          ----------------       ----------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                    701,921,116            189,067,364           5,134,647
                                          ----------------       ----------------       -------------
UNIT TRANSACTIONS:
 Purchases                                       6,754,793              4,157,537              97,090
 Net transfers                                 (55,197,058)           (36,325,772)          1,613,084
 Surrenders for benefit payments and
  fees                                        (220,518,829)          (111,336,514)         (1,824,580)
 Net annuity transactions                          (59,009)               (54,696)             13,623
                                          ----------------       ----------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (269,020,103)          (143,559,445)           (100,783)
                                          ----------------       ----------------       -------------
 Net increase (decrease) in net assets         432,901,013             45,507,919           5,033,864
NET ASSETS:
 Beginning of year                           1,802,190,005            969,111,209          13,812,900
                                          ----------------       ----------------       -------------
 End of year                                $2,235,091,018         $1,014,619,128         $18,846,764
                                          ================       ================       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HARTFORD
                                           GLOBAL             HARTFORD            HARTFORD
                                          ADVISERS          GLOBAL EQUITY       GLOBAL HEALTH
                                          HLS FUND            HLS FUND            HLS FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(777,172)           $(89,001)          $(446,807)
 Net realized gain (loss) on security
  transactions                             (1,476,418)         (1,040,802)         (2,030,929)
 Net realized gain on distributions                --                  --              65,852
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 12,601,373           8,098,011          11,444,461
                                        -------------       -------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                10,347,783           6,968,208           9,032,577
                                        -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                    199,790              82,275             119,861
 Net transfers                               (409,677)          3,203,364          (4,009,478)
 Surrenders for benefit payments and
  fees                                     (6,262,037)         (2,641,080)         (5,997,834)
 Net annuity transactions                      73,727                 677             (24,239)
                                        -------------       -------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (6,398,197)            645,236          (9,911,690)
                                        -------------       -------------       -------------
 Net increase (decrease) in net assets      3,949,586           7,613,444            (879,113)
NET ASSETS:
 Beginning of year                         55,671,120          18,698,484          52,843,986
                                        -------------       -------------       -------------
 End of year                              $59,620,706         $26,311,928         $51,964,873
                                        =============       =============       =============

                                                                HARTFORD
                                           HARTFORD           DISCIPLINED           HARTFORD
                                        GLOBAL GROWTH            EQUITY              GROWTH
                                           HLS FUND             HLS FUND            HLS FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(937,952)            $(97,682)          $(680,542)
 Net realized gain (loss) on security
  transactions                             (10,048,185)          (7,112,538)         (4,042,593)
 Net realized gain on distributions                 --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  43,753,272           34,732,500          21,008,965
                                        --------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                 32,767,135           27,522,280          16,285,830
                                        --------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                     544,601              442,994             279,326
 Net transfers                              (4,475,326)          (3,565,506)         (2,588,237)
 Surrenders for benefit payments and
  fees                                     (12,852,496)         (14,990,917)         (6,301,762)
 Net annuity transactions                      (19,390)             (64,232)              5,174
                                        --------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (16,802,611)         (18,177,661)         (8,605,499)
                                        --------------       --------------       -------------
 Net increase (decrease) in net assets      15,964,524            9,344,619           7,680,331
NET ASSETS:
 Beginning of year                         110,118,341          130,815,456          57,709,221
                                        --------------       --------------       -------------
 End of year                              $126,082,865         $140,160,075         $65,389,552
                                        ==============       ==============       =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                  HARTFORD
                                                   GROWTH              HARTFORD             HARTFORD
                                               OPPORTUNITIES          HIGH YIELD             INDEX
                                                  HLS FUND             HLS FUND             HLS FUND
                                              SUB-ACCOUNT (E)        SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(1,117,339)         $10,074,352           $1,298,561
 Net realized gain (loss) on security
  transactions                                    (10,103,920)           1,781,622           (1,278,887)
 Net realized gain on distributions                        --                   --               93,117
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         37,497,625           38,104,745           42,889,205
                                               --------------       --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                        26,276,366           49,960,719           43,001,996
                                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                            450,223              445,562              924,988
 Net transfers                                     (6,182,304)          17,142,714           (5,832,234)
 Surrenders for benefit payments and
  fees                                            (11,151,572)         (17,395,729)         (21,927,736)
 Net annuity transactions                               4,276              (14,079)            (251,659)
                                               --------------       --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (16,879,377)             178,468          (27,086,641)
                                               --------------       --------------       --------------
 Net increase (decrease) in net assets              9,396,989           50,139,187           15,915,355
NET ASSETS:
 Beginning of year                                107,846,644          102,020,493          199,746,048
                                               --------------       --------------       --------------
 End of year                                     $117,243,633         $152,159,680         $215,661,403
                                               ==============       ==============       ==============

(e) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD                 HARTFORD             HARTFORD
                                        INTERNATIONAL             INTERNATIONAL       INTERNATIONAL
                                            GROWTH                SMALL COMPANY       OPPORTUNITIES
                                           HLS FUND                 HLS FUND             HLS FUND
                                         SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $214,076                 $174,992           $1,382,131
 Net realized gain (loss) on security
  transactions                             (15,461,273)              (5,071,992)         (18,851,070)
 Net realized gain on distributions                 --                       --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  37,369,848               16,337,050           90,477,639
                                        --------------            -------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                 22,122,651               11,440,050           73,008,700
                                        --------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                     611,789                  272,077            1,223,877
 Net transfers                              (2,858,623)               4,181,275           (9,943,140)
 Surrenders for benefit payments and
  fees                                     (10,011,873)              (3,839,760)         (29,272,840)
 Net annuity transactions                      (12,125)                  (3,677)              42,546
                                        --------------            -------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (12,270,832)                 609,915          (37,949,557)
                                        --------------            -------------       --------------
 Net increase (decrease) in net assets       9,851,819               12,049,965           35,059,143
NET ASSETS:
 Beginning of year                          94,790,191               38,516,068          266,536,076
                                        --------------            -------------       --------------
 End of year                              $104,642,010              $50,566,033         $301,595,219
                                        ==============            =============       ==============

                                               HARTFORD
                                                MIDCAP              HARTFORD             HARTFORD
                                                GROWTH               MIDCAP            MIDCAP VALUE
                                               HLS FUND             HLS FUND             HLS FUND
                                              SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(153,497)         $(1,372,608)         $(1,016,487)
 Net realized gain (loss) on security
  transactions                                      43,862           (5,380,748)         (17,304,758)
 Net realized gain on distributions                     --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       5,430,671           53,668,145           64,503,003
                                             -------------       --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                      5,321,036           46,914,789           46,181,758
                                             -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                         162,662              250,143               67,500
 Net transfers                                  21,857,556          (13,874,928)         (12,442,850)
 Surrenders for benefit payments and
  fees                                          (1,216,322)         (22,442,173)         (15,198,543)
 Net annuity transactions                              507               11,472               28,808
                                             -------------       --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions              20,804,403          (36,055,486)         (27,545,085)
                                             -------------       --------------       --------------
 Net increase (decrease) in net assets          26,125,439           10,859,303           18,636,673
NET ASSETS:
 Beginning of year                               3,982,599          189,650,847          130,234,571
                                             -------------       --------------       --------------
 End of year                                   $30,108,038         $200,510,150         $148,871,244
                                             =============       ==============       ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             HARTFORD                  HARTFORD                 HARTFORD
                                           MONEY MARKET             SMALLCAP VALUE           SMALL COMPANY
                                             HLS FUND                  HLS FUND                 HLS FUND
                                            SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(6,629,150)               $(16,854)              $(1,639,124)
 Net realized gain (loss) on security
  transactions                                         --                  29,396                (4,954,156)
 Net realized gain on distributions                    --                      --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                             --               1,483,152                35,532,620
                                          ---------------            ------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                    (6,629,150)              1,495,694                28,939,340
                                          ---------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                                      3,034,103                  20,888                   377,303
 Net transfers                                (25,438,400)              3,847,475                (5,570,967)
 Surrenders for benefit payments and
  fees                                       (234,518,015)               (543,533)              (16,144,367)
 Net annuity transactions                        (233,963)                     --                   (12,482)
                                          ---------------            ------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (257,156,275)              3,324,830               (21,350,513)
                                          ---------------            ------------            --------------
 Net increase (decrease) in net assets       (263,785,425)              4,820,524                 7,588,827
NET ASSETS:
 Beginning of year                            619,019,416               2,645,393               124,369,787
                                          ---------------            ------------            --------------
 End of year                                 $355,233,991              $7,465,917              $131,958,614
                                          ===============            ============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                HARTFORD
                                                HARTFORD             HARTFORD               U.S. GOVERNMENT
                                            SMALLCAP GROWTH            STOCK                   SECURITIES
                                                HLS FUND             HLS FUND                   HLS FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(1,265,821)           $1,232,034               $(4,786,874)
 Net realized gain (loss) on security
  transactions                                   (5,257,123)          (24,916,887)               (2,216,063)
 Net realized gain on distributions                      --                    --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       31,253,428           251,518,127                12,675,447
                                             --------------       ---------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                      24,730,484           227,833,274                 5,672,510
                                             --------------       ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                                          407,499             3,000,372                 1,287,452
 Net transfers                                    2,822,293           (39,805,986)               (8,607,367)
 Surrenders for benefit payments and
  fees                                           (7,932,411)          (78,880,886)              (54,144,833)
 Net annuity transactions                             1,361              (750,537)                 (117,444)
                                             --------------       ---------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (4,701,258)         (116,437,037)              (61,582,192)
                                             --------------       ---------------            --------------
 Net increase (decrease) in net assets           20,029,226           111,396,237               (55,909,682)
NET ASSETS:
 Beginning of year                               80,822,195           656,467,428               359,373,217
                                             --------------       ---------------            --------------
 End of year                                   $100,851,421          $767,863,665              $303,463,535
                                             ==============       ===============            ==============

                                                               HARTFORD            HARTFORD
                                           HARTFORD              VALUE              EQUITY
                                            VALUE            OPPORTUNITIES          INCOME
                                           HLS FUND            HLS FUND            HLS FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $143,965           $(222,433)           $694,159
 Net realized gain (loss) on security
  transactions                              (1,116,836)         (7,133,103)         (1,894,410)
 Net realized gain on distributions                 --                  --             289,557
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  12,279,509          26,027,094           8,113,914
                                        --------------       -------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                 11,306,638          18,671,558           7,203,220
                                        --------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                     181,305             406,468             190,807
 Net transfers                              (3,688,651)         (2,096,437)          1,040,500
 Surrenders for benefit payments and
  fees                                      (6,694,748)         (5,805,879)         (5,053,264)
 Net annuity transactions                      (17,961)             52,914             (13,315)
                                        --------------       -------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (10,220,055)         (7,442,934)         (3,835,272)
                                        --------------       -------------       -------------
 Net increase (decrease) in net assets       1,086,583          11,228,624           3,367,948
NET ASSETS:
 Beginning of year                          59,678,668          48,805,527          51,565,891
                                        --------------       -------------       -------------
 End of year                               $60,765,251         $60,034,151         $54,933,839
                                        ==============       =============       =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     HUNTINGTON VA            HUNTINGTON VA
                                        INCOME                  DIVIDEND              HUNTINGTON VA
                                      EQUITY FUND             CAPTURE FUND             GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(160,968)               $(213,148)              $(105,304)
 Net realized gain (loss) on
  security transactions                   (924,417)              (1,056,983)               (313,442)
 Net realized gain on
  distributions                                 --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,983,860                4,052,479               1,319,310
                                     -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,898,475                2,782,348                 900,564
                                     -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  28,936                   30,085                  24,248
 Net transfers                            (653,467)              (1,086,890)                 41,460
 Surrenders for benefit
  payments and fees                     (1,512,583)              (1,928,166)               (948,858)
 Net annuity transactions                    1,429                       --                      --
                                     -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,135,685)              (2,984,971)               (883,150)
                                     -------------            -------------            ------------
 Net increase (decrease) in
  net assets                              (237,210)                (202,623)                 17,414
NET ASSETS:
 Beginning of year                      11,511,550               14,571,171               7,141,932
                                     -------------            -------------            ------------
 End of year                           $11,274,340              $14,368,548              $7,159,346
                                     =============            =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                      MID CORP                   NEW                   ROTATING
                                    AMERICA FUND             ECONOMY FUND            MARKETS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(122,302)               $(42,848)               $(41,991)
 Net realized gain (loss) on
  security transactions                   (37,161)               (106,784)               (130,695)
 Net realized gain on
  distributions                                --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,335,678                 927,118                 877,497
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,176,215                 777,486                 704,811
                                    -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 38,345                  10,239                   3,509
 Net transfers                           (748,521)                (25,221)                (74,841)
 Surrenders for benefit
  payments and fees                    (1,235,159)               (264,447)               (388,672)
 Net annuity transactions                      --                      --                      --
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,945,335)               (279,429)               (460,004)
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets                              230,880                 498,057                 244,807
NET ASSETS:
 Beginning of year                      7,908,437               2,537,293               2,543,254
                                    -------------            ------------            ------------
 End of year                           $8,139,317              $3,035,350              $2,788,061
                                    =============            ============            ============

                                   HUNTINGTON VA                                   HUNTINGTON VA
                                   INTERNATIONAL           HUNTINGTON VA              MORTGAGE
                                    EQUITY FUND            MACRO 100 FUND         SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(25,894)               $(18,692)               $(16,630)
 Net realized gain (loss) on
  security transactions                 (140,640)               (102,097)                (11,538)
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            653,382                 331,785                  62,310
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             486,848                 210,996                  34,142
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                29,425                   7,831                  14,921
 Net transfers                           126,868                 (53,986)                 78,057
 Surrenders for benefit
  payments and fees                     (192,433)               (113,246)               (307,033)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (36,140)               (159,401)               (214,055)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             450,708                  51,595                (179,913)
NET ASSETS:
 Beginning of year                     1,756,273               1,232,017               1,197,710
                                    ------------            ------------            ------------
 End of year                          $2,206,981              $1,283,612              $1,017,797
                                    ============            ============            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             BLACKROCK             BLACKROCK
                                    HUNTINGTON VA              GLOBAL              LARGE CAP
                                      SITUS FUND          GROWTH V.I. FUND      GROWTH V.I. FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(33,353)               $1,406               $(1,495)
 Net realized gain (loss) on
  security transactions                   (49,041)                4,719                (1,303)
 Net realized gain on
  distributions                                --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                                646,736                14,102                23,872
                                     ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              564,342                20,227                21,074
                                     ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 14,767                    --                    --
 Net transfers                             56,708                40,643                22,866
 Surrenders for benefit
  payments and fees                      (138,992)               (1,538)               (1,521)
 Net annuity transactions                      --                    --                    --
                                     ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (67,517)               39,105                21,345
                                     ------------            ----------            ----------
 Net increase (decrease) in
  net assets                              496,825                59,332                42,419
NET ASSETS:
 Beginning of year                      1,884,436                53,432                87,967
                                     ------------            ----------            ----------
 End of year                           $2,381,261              $112,764              $130,386
                                     ============            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    VAN KAMPEN
                                     UIF U.S.
                                   REAL ESTATE            EQUITY AND             MID CAP
                                    PORTFOLIO               INCOME                GROWTH
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,986                $6,906               $(4,440)
 Net realized gain (loss) on
  security transactions                (10,525)               13,574                 8,167
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                              79,258                66,696               146,285
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            72,719                87,176               150,012
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               5,513                16,131                 3,333
 Net transfers                          42,054                25,554               161,841
 Surrenders for benefit
  payments and fees                    (52,191)              (80,100)              (39,016)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,624)              (38,415)              126,158
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            68,095                48,761               276,170
NET ASSETS:
 Beginning of year                     274,365               382,243               242,654
                                    ----------            ----------            ----------
 End of year                          $342,460              $431,004              $518,824
                                    ==========            ==========            ==========

                                                                                  MTB MANAGED
                                                                                   ALLOCATION
                                   MTB LARGE CAP          MTB LARGE CAP         FUND -- MODERATE
                                  GROWTH FUND II          VALUE FUND II            GROWTH II
                                  SUB-ACCOUNT (F)        SUB-ACCOUNT (F)          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,133)                 $(589)               $(41,303)
 Net realized gain (loss) on
  security transactions                (237,008)              (325,931)                (90,030)
 Net realized gain on
  distributions                              --                     --                  15,825
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                              227,276                280,290                 720,791
                                    -----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (11,865)               (46,230)                605,283
                                    -----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                  620                    565                   6,600
 Net transfers                         (471,366)              (460,725)               (332,687)
 Surrenders for benefit
  payments and fees                      (3,441)               (15,707)               (247,223)
 Net annuity transactions                    --                     --                      --
                                    -----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (474,187)              (475,867)               (573,310)
                                    -----------            -----------            ------------
 Net increase (decrease) in
  net assets                           (486,052)              (522,097)                 31,973
NET ASSETS:
 Beginning of year                      486,052                522,097               2,912,992
                                    -----------            -----------            ------------
 End of year                               $ --                   $ --              $2,944,965
                                    ===========            ===========            ============

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                               MTB MANAGED              MTB MANAGED            COLUMBIA MARSICO
                                                ALLOCATION               ALLOCATION              INTERNATIONAL
                                            FUND -- AGGRESSIVE      FUND -- CONSERVATIVE         OPPORTUNITIES
                                                GROWTH II                GROWTH II                  FUND VS
                                             SUB-ACCOUNT (F)          SUB-ACCOUNT (F)             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $(20)                     $(4)                    $56,019
 Net realized gain (loss) on security
  transactions                                     (5,232)                    (357)                 (1,478,286)
 Net realized gain on distributions                    --                       --                          --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                                   4,228                      414                   6,684,307
                                                 --------                 --------               -------------
 Net increase (decrease) in net assets
  resulting from operations                        (1,024)                      53                   5,262,040
                                                 --------                 --------               -------------
UNIT TRANSACTIONS:
 Purchases                                             --                       --                      37,618
 Net transfers                                     (5,278)                  (1,943)                   (628,382)
 Surrenders for benefit payments and
  fees                                                 (6)                      (6)                 (3,652,977)
 Net annuity transactions                              --                       --                        (428)
                                                 --------                 --------               -------------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                     (5,284)                  (1,949)                 (4,244,169)
                                                 --------                 --------               -------------
 Net increase (decrease) in net assets             (6,308)                  (1,896)                  1,017,871
NET ASSETS:
 Beginning of year                                  6,308                    1,896                  18,584,408
                                                 --------                 --------               -------------
 End of year                                         $ --                     $ --                 $19,602,279
                                                 ========                 ========               =============

(f)  This fund liquidated April 24, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          COLUMBIA             COLUMBIA MARSICO             COLUMBIA
                                         HIGH YIELD            FOCUSED EQUITIES         ASSET ALLOCATION
                                           FUND VS                  FUND VS                 FUND VS
                                         SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $1,112,507                $(229,019)               $108,666
 Net realized gain (loss) on security
  transactions                               (134,736)              (1,642,992)               (615,026)
 Net realized gain on distributions                --                       --                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           3,520,325                8,812,041               1,295,052
                                        -------------            -------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                 4,498,096                6,940,030                 788,692
                                        -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     20,242                  107,141                   8,042
 Net transfers                               (683,197)              (1,296,819)                (79,097)
 Surrenders for benefit payments and
  fees                                     (2,039,395)              (6,677,216)               (889,904)
 Net annuity transactions                        (440)                 (16,931)                  7,044
                                        -------------            -------------            ------------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                             (2,702,790)              (7,883,825)               (953,915)
                                        -------------            -------------            ------------
 Net increase (decrease) in net assets      1,795,306                 (943,795)               (165,223)
NET ASSETS:
 Beginning of year                         11,926,923               33,163,272               4,427,951
                                        -------------            -------------            ------------
 End of year                              $13,722,229              $32,219,477              $4,262,728
                                        =============            =============            ============

                                           COLUMBIA MARSICO         COLUMBIA MARSICO         COLUMBIA MARSICO
                                                GROWTH                21ST CENTURY             MIDCAP GROWTH
                                                FUND VS                  FUND VS                  FUND VS
                                              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(150,806)                $(73,921)               $(195,364)
 Net realized gain (loss) on security
  transactions                                     502,259                 (450,670)                (605,496)
 Net realized gain on distributions                     --                       --                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                                4,509,486                1,758,975                4,966,778
                                             -------------            -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                      4,860,939                1,234,384                4,165,918
                                             -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                          33,385                   14,820                   95,349
 Net transfers                                    (724,068)                (299,863)                (166,072)
 Surrenders for benefit payments and
  fees                                          (4,299,871)              (1,079,449)              (1,510,550)
 Net annuity transactions                          (36,011)                      --                       --
                                             -------------            -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                  (5,026,565)              (1,364,492)              (1,581,273)
                                             -------------            -------------            -------------
 Net increase (decrease) in net assets            (165,626)                (130,108)               2,584,645
NET ASSETS:
 Beginning of year                              23,839,392                6,178,184               11,030,169
                                             -------------            -------------            -------------
 End of year                                   $23,673,766               $6,048,076              $13,614,814
                                             =============            =============            =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    OPPENHEIMER            PUTNAM VT
                                       GLOBAL              SMALL CAP              PIMCO VIT
                                  SECURITIES FUND            VALUE               REAL RETURN
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,027                  $111                 $23,428
 Net realized gain (loss) on
  security transactions                  (1,486)              (44,853)                 (2,584)
 Net realized gain on
  distributions                          10,905                    --                  60,035
 Net unrealized appreciation
  (depreciation) of
  investments during the year           161,638                75,383                 105,988
                                     ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            174,084                30,641                 186,867
                                     ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               18,839                 7,398                  42,617
 Net transfers                           70,352                41,251                 628,202
 Surrenders for benefit
  payments and fees                     (65,238)              (25,925)               (182,281)
 Net annuity transactions                    --                    --                      --
                                     ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      23,953                22,724                 488,538
                                     ----------            ----------            ------------
 Net increase (decrease) in
  net assets                            198,037                53,365                 675,405
NET ASSETS:
 Beginning of year                      487,248               153,846                 994,980
                                     ----------            ----------            ------------
 End of year                           $685,285              $207,211              $1,670,385
                                     ==========            ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       PIONEER VCT OAK            PIONEER
                                  PIONEER              RIDGE LARGE CAP            MID CAP
                                 FUND VCT                  GROWTH                VALUE VCT
                                 PORTFOLIO                PORTFOLIO              PORTFOLIO
                                SUB-ACCOUNT            SUB-ACCOUNT (F)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $3,086                   $6,626                  $308
 Net realized gain (loss) on
  security transactions           (4,140,652)              (2,905,365)                7,818
 Net realized gain on
  distributions                           --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      9,415,067                2,932,686                54,549
                               -------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                       5,277,501                   33,947                62,675
                               -------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                            96,125                    5,888                 7,968
 Net transfers                    (3,184,225)              (5,164,342)              119,567
 Surrenders for benefit
  payments and fees               (5,015,495)                (397,742)              (34,107)
 Net annuity transactions               (457)                      (6)                   --
                               -------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (8,104,052)              (5,556,202)               93,428
                               -------------            -------------            ----------
 Net increase (decrease) in
  net assets                      (2,826,551)              (5,522,255)              156,103
NET ASSETS:
 Beginning of year                31,405,417                5,522,255               149,037
                               -------------            -------------            ----------
 End of year                     $28,578,866                     $ --              $305,140
                               =============            =============            ==========


                                  JENNISON 20/20                                   PRUDENTIAL
                                       FOCUS                 JENNISON                VALUE
                                     PORTFOLIO              PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(6,205)               $(10,412)                 $933
 Net realized gain (loss) on
  security transactions                 (49,481)                  9,180               (50,336)
 Net realized gain on
  distributions                              --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           247,181                 353,256               225,665
                                    -----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            191,495                 352,024               176,262
                                    -----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                      --                    --
 Net transfers                           35,559                 189,020                  (577)
 Surrenders for benefit
  payments and fees                    (147,612)               (137,830)              (78,215)
 Net annuity transactions                    --                    (790)                   --
                                    -----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (112,053)                 50,400               (78,792)
                                    -----------            ------------            ----------
 Net increase (decrease) in
  net assets                             79,442                 402,424                97,470
NET ASSETS:
 Beginning of year                      393,329                 708,338               507,821
                                    -----------            ------------            ----------
 End of year                           $472,771              $1,110,762              $605,291
                                    ===========            ============            ==========

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                               PRUDENTIAL                                  WESTERN ASSET
                                                 SERIES                 ROYCE               GOVERNMENT
                                             INTERNATIONAL            SMALL-CAP                MONEY
                                                 GROWTH               PORTFOLIO             MARKET FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (G)
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(441)               $(10,648)                $(44)
 Net realized gain (loss) on security
  transactions                                    (82,634)                 (6,266)                  --
 Net realized gain on distributions                    --                      --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        126,344                 260,062                   --
                                               ----------            ------------            ---------
 Net increase (decrease) in net assets
  resulting from operations                        43,269                 243,148                  (44)
                                               ----------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                            600                  21,072                   --
 Net transfers                                    (72,354)                105,948                   --
 Surrenders for benefit payments and
  fees                                            (20,402)                (62,879)             (16,655)
 Net annuity transactions                              --                      --                   --
                                               ----------            ------------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                (92,156)                 64,141              (16,655)
                                               ----------            ------------            ---------
 Net increase (decrease) in net assets            (48,887)                307,289              (16,699)
NET ASSETS:
 Beginning of year                                180,023                 788,886               16,699
                                               ----------            ------------            ---------
 End of year                                     $131,136              $1,096,175                 $ --
                                               ==========            ============            =========

(g)  Sub-Account not funded at December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                            UBS SERIES
                                              LEGG MASON           WESTERN ASSET           TRUST -- U.S.
                                             CLEARBRIDGE               MONEY                ALLOCATION
                                          APPRECIATION FUND         MARKET FUND              PORTFOLIO
                                           SUB-ACCOUNT (H)          SUB-ACCOUNT           SUB-ACCOUNT (F)
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $866                $(1,347)                $177,875
 Net realized gain (loss) on security
  transactions                                        52                     --               (4,485,032)
 Net realized gain on distributions                   --                     --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        21,551                     --                3,996,193
                                              ----------             ----------            -------------
 Net increase (decrease) in net assets
  resulting from operations                       22,469                 (1,347)                (310,964)
                                              ----------             ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                            --                     --                   23,337
 Net transfers                                        --                     --               (5,470,225)
 Surrenders for benefit payments and
  fees                                               (27)               (32,594)                (447,791)
 Net annuity transactions                             --                     --                  (36,735)
                                              ----------             ----------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                   (27)               (32,594)              (5,931,414)
                                              ----------             ----------            -------------
 Net increase (decrease) in net assets            22,442                (33,941)              (6,242,378)
NET ASSETS:
 Beginning of year                               111,140                226,638                6,242,378
                                              ----------             ----------            -------------
 End of year                                    $133,582               $192,697                     $ --
                                              ==========             ==========            =============

                                               VICTORY
                                               VARIABLE                                   WELLS FARGO
                                              INSURANCE                                   ADVANTAGE VT
                                             DIVERSIFIED                                     ASSET
                                              STOCK FUND              COMSTOCK          ALLOCATION FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(6,369)               $3,853                  $923
 Net realized gain (loss) on security
  transactions                                    (56,008)                3,165                (1,850)
 Net realized gain on distributions                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        274,989                28,406                34,168
                                             ------------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       212,612                35,424                33,241
                                             ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                          4,197                 2,145                    --
 Net transfers                                    (70,385)               47,792                 1,044
 Surrenders for benefit payments and
  fees                                           (145,725)              (16,266)               (3,467)
 Net annuity transactions                           2,105                    --                    --
                                             ------------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (209,808)               33,671                (2,423)
                                             ------------            ----------            ----------
 Net increase (decrease) in net assets              2,804                69,095                30,818
NET ASSETS:
 Beginning of year                              1,014,125                95,213               256,157
                                             ------------            ----------            ----------
 End of year                                   $1,016,929              $164,308              $286,975
                                             ============            ==========            ==========

(f)  This fund liquidated April 24, 2009.

(h) Formerly Legg Mason Partners Appreciation Fund. Change effective October 5, 2009.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              WELLS FARGO          WELLS FARGO          WELLS FARGO
                                             ADVANTAGE VT         ADVANTAGE VT          ADVANTAGE VT
                                             TOTAL RETURN            EQUITY            INTERNATIONAL
                                               BOND FUND           INCOME FUND           CORE FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $2,272                 $384                $1,914
 Net realized gain (loss) on security
  transactions                                      (655)             (32,167)                  530
 Net realized gain on distributions                  357                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         5,763               46,009                14,053
                                               ---------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                        7,737               14,226                16,497
                                               ---------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                            --                   --                    --
 Net transfers                                     2,130                5,650                10,615
 Surrenders for benefit payments and
  fees                                            (5,391)             (10,988)               (2,437)
 Net annuity transactions                             --                   --                    --
                                               ---------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (3,261)              (5,338)                8,178
                                               ---------            ---------            ----------
 Net increase (decrease) in net assets             4,476                8,888                24,675
NET ASSETS:
 Beginning of year                                83,902               81,802               125,352
                                               ---------            ---------            ----------
 End of year                                     $88,378              $90,690              $150,027
                                               =========            =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                         RIDGEWORTH
                                            WELLS FARGO           WELLS FARGO          VARIABLE TRUST
                                            ADVANTAGE VT         ADVANTAGE VT             LARGE CAP
                                           LARGE COMPANY           SMALL CAP               GROWTH
                                            GROWTH FUND           GROWTH FUND            STOCK FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (F)
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(1,507)               $(546)                  $5,115
 Net realized gain (loss) on security
  transactions                                   (6,938)                (578)              (1,080,820)
 Net realized gain on distributions                  --                   --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       51,166               14,799                1,046,080
                                             ----------            ---------            -------------
 Net increase (decrease) in net assets
  resulting from operations                      42,721               13,675                  (29,625)
                                             ----------            ---------            -------------
UNIT TRANSACTIONS:
 Purchases                                           --                   --                    2,930
 Net transfers                                  (12,026)              (3,751)              (1,452,887)
 Surrenders for benefit payments and
  fees                                          (12,372)                (588)                (122,809)
 Net annuity transactions                            --                   --                       --
                                             ----------            ---------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (24,398)              (4,339)              (1,572,766)
                                             ----------            ---------            -------------
 Net increase (decrease) in net assets           18,323                9,336               (1,602,391)
NET ASSETS:
 Beginning of year                              115,294               28,790                1,602,391
                                             ----------            ---------            -------------
 End of year                                   $133,617              $38,126                     $ --
                                             ==========            =========            =============

                                             RIDGEWORTH                                    RIDGEWORTH
                                           VARIABLE TRUST           RIDGEWORTH           VARIABLE TRUST
                                              LARGE CAP           VARIABLE TRUST            LARGE CAP
                                                CORE               MID-CAP CORE               VALUE
                                             EQUITY FUND            EQUITY FUND            EQUITY FUND
                                           SUB-ACCOUNT (F)        SUB-ACCOUNT (F)        SUB-ACCOUNT (F)
--------------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $2,435                 $2,367                 $4,122
 Net realized gain (loss) on security
  transactions                                  (545,573)              (449,314)              (176,295)
 Net realized gain on distributions                   --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       486,772                418,231                113,810
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      (56,366)               (28,716)               (58,363)
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                           888                  1,013                    750
 Net transfers                                  (764,839)              (566,423)              (552,505)
 Surrenders for benefit payments and
  fees                                          (187,070)               (36,130)               (64,606)
 Net annuity transactions                             --                     --                     --
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (951,021)              (601,540)              (616,361)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets        (1,007,387)              (630,256)              (674,724)
NET ASSETS:
 Beginning of year                             1,007,387                630,256                674,724
                                             -----------            -----------            -----------
 End of year                                        $ --                   $ --                   $ --
                                             ===========            ===========            ===========

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            AMERICAN CENTURY(R) VP        ALLIANCEBERNSTEIN            AIM V.I.
                                                    CAPITAL                 INTERNATIONAL               CAPITAL
                                               APPRECIATION FUND             VALUE FUND            APPRECIATION FUND
                                                  SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                         $(67,692)                   $(6,181)                $(55,082)
 Net realized gain (loss) on security
  transactions                                         (96,851)                  (243,468)                (469,140)
 Net realized gain on distributions                    439,111                    107,161                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                                   (3,593,577)                (1,049,687)              (1,754,443)
                                                 -------------              -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                         (3,319,009)                (1,192,175)              (2,278,665)
                                                 -------------              -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                             183,520                     88,549                    8,766
 Net transfers                                        (218,034)                  (710,522)                (216,976)
 Surrenders for benefit payments and
  fees                                                (450,920)                  (162,545)                (969,626)
 Other Settlements                                          --                         --                       --
 Net annuity transactions                                 (464)                        --                     (403)
                                                 -------------              -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                    (485,898)                  (784,518)              (1,178,239)
                                                 -------------              -------------            -------------
 Net increase (decrease) in net assets              (3,804,907)                (1,976,693)              (3,456,904)
NET ASSETS:
 Beginning of year                                   7,306,840                  2,800,980                6,001,925
                                                 -------------              -------------            -------------
 End of year                                        $3,501,933                   $824,287               $2,545,021
                                                 =============              =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          AIM V.I.            AIM V.I.           ALLIANCEBERNSTEIN VP
                                            CORE                HIGH                  GROWTH AND
                                         EQUITY FUND         YIELD FUND            INCOME PORTFOLIO
                                         SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $47,734            $176,160                  $12,973
 Net realized gain (loss) on security
  transactions                                 79,402            (662,031)                (165,053)
 Net realized gain on distributions                --                  --                  548,440
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (2,906,811)           (220,038)              (1,955,538)
                                        -------------       -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                (2,779,675)           (705,909)              (1,559,178)
                                        -------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                     18,673                 706                    8,046
 Net transfers                               (848,146)           (435,815)                (105,593)
 Surrenders for benefit payments and
  fees                                     (2,270,869)           (816,688)                (487,969)
 Other Settlements                                 --                  --                    2,207
 Net annuity transactions                          --                  --                   (5,056)
                                        -------------       -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (3,100,342)         (1,251,797)                (588,365)
                                        -------------       -------------            -------------
 Net increase (decrease) in net assets     (5,880,017)         (1,957,706)              (2,147,543)
NET ASSETS:
 Beginning of year                         11,018,035           3,582,595                4,170,917
                                        -------------       -------------            -------------
 End of year                               $5,138,018          $1,624,889               $2,023,374
                                        =============       =============            =============

                                         ALLIANCEBERNSTEIN VPS                                BB&T
                                              INTERMEDIATE           AMERICAN FUNDS         MID CAP
                                             BOND PORTFOLIO            GROWTH FUND         GROWTH VIF
                                           SUB-ACCOUNT (A)(B)          SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $246,845                   $(866)           $(202,744)
 Net realized gain (loss) on security
  transactions                                    (211,284)                 (2,233)              62,757
 Net realized gain on distributions                     --                  31,385            2,799,207
 Net unrealized appreciation
  (depreciation) of investments
  during the year                                  (78,703)               (189,561)         (12,230,356)
                                              ------------             -----------       --------------
 Net increase (decrease) in net assets
  resulting from operations                        (43,142)               (161,275)          (9,571,136)
                                              ------------             -----------       --------------
UNIT TRANSACTIONS:
 Purchases                                             246                  42,922               16,292
 Net transfers                                     186,643                  35,255           (3,433,312)
 Surrenders for benefit payments and
  fees                                            (374,509)                (27,936)          (1,582,744)
 Other Settlements                                     493                      --                1,849
 Net annuity transactions                               --                      --               (2,386)
                                              ------------             -----------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (187,127)                 50,241           (5,000,301)
                                              ------------             -----------       --------------
 Net increase (decrease) in net assets            (230,269)               (111,034)         (14,571,437)
NET ASSETS:
 Beginning of year                               2,353,627                 335,249           21,574,480
                                              ------------             -----------       --------------
 End of year                                    $2,123,358                $224,215           $7,003,043
                                              ============             ===========       ==============

(a)  From inception April 25, 2008 to December 31, 2008.

(b) Effective April 25, 2008, AllianceBernstein VPS Global Bond Portfolio merged with AllianceBernstein Intermediate Bond Portfolio.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                  BB&T
                                         BB&T                                    SPECIAL
                                    CAPITAL MANAGER           BB&T            OPPORTUNITIES
                                      EQUITY VIF         LARGE CAP VIF         EQUITY VIF
                                      SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(3,043)             $62,630           $(130,108)
 Net realized gain (loss) on
  security transactions                   (353,530)          (2,616,642)           (256,116)
 Net realized gain on
  distributions                          1,683,153           10,439,284             343,498
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (4,757,218)         (31,056,711)         (3,992,814)
                                     -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (3,430,638)         (23,171,439)         (4,035,540)
                                     -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                  32,801              103,508             121,698
 Net transfers                          (1,208,891)         (13,568,561)            723,174
 Surrenders for benefit
  payments and fees                       (961,848)          (8,022,371)           (751,597)
 Other Settlements                           1,319               27,459                   6
 Net annuity transactions                       --               (2,317)                 --
                                     -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,136,619)         (21,462,282)             93,281
                                     -------------       --------------       -------------
 Net increase (decrease) in
  net assets                            (5,567,257)         (44,633,721)         (3,942,259)
NET ASSETS:
 Beginning of year                      10,008,627           74,005,834          11,081,357
                                     -------------       --------------       -------------
 End of year                            $4,441,370          $29,372,113          $7,139,098
                                     =============       ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        BB&T                                           COLUMBIA
                                    TOTAL RETURN           CALVERT SOCIAL          ASSET ALLOCATION
                                      BOND VIF           BALANCED PORTFOLIO             FUND VS
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $109,261                  $27,985                 $140,703
 Net realized gain (loss) on
  security transactions                  (13,061)                 (27,073)                (614,219)
 Net realized gain on
  distributions                               --                   31,876                  850,856
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (23,653)                (867,887)              (2,606,728)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              72,547                 (835,099)              (2,229,388)
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                52,114                  107,299                    2,432
 Net transfers                         1,641,940                  (79,938)                 (98,318)
 Surrenders for benefit
  payments and fees                     (211,970)                (288,891)              (2,152,019)
 Other Settlements                            --                       --                       --
 Net annuity transactions                     --                  (21,427)                      --
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,482,084                 (282,957)              (2,247,905)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                           1,554,631               (1,118,056)              (4,477,293)
NET ASSETS:
 Beginning of year                     2,749,434                2,826,362                8,905,244
                                    ------------            -------------            -------------
 End of year                          $4,304,065               $1,708,306               $4,427,951
                                    ============            =============            =============

                                      COLUMBIA
                                    SMALL COMPANY               COLUMBIA               EVERGREEN VA
                                       GROWTH               LARGE CAP VALUE         DIVERSIFIED CAPITAL
                                       FUND VS                  FUND VS                BUILDER FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT (C)
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(190,630)                 $189,185                 $(67,242)
 Net realized gain (loss) on
  security transactions                  (389,440)                 (843,712)                (253,817)
 Net realized gain on
  distributions                         1,484,590                 3,331,435                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (6,832,998)              (12,593,276)              (2,080,663)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (5,928,478)               (9,916,368)              (2,401,722)
                                    -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 32,361                    54,912                    8,613
 Net transfers                           (952,455)               (1,524,667)                (324,983)
 Surrenders for benefit
  payments and fees                    (1,546,789)               (3,594,059)              (1,165,052)
 Other Settlements                             --                        --                    1,305
 Net annuity transactions                      --                        --                  (14,078)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,466,883)               (5,063,814)              (1,494,195)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets                           (8,395,361)              (14,980,182)              (3,895,917)
NET ASSETS:
 Beginning of year                     15,994,870                29,174,111                6,242,308
                                    -------------            --------------            -------------
 End of year                           $7,599,509               $14,193,929               $2,346,391
                                    =============            ==============            =============

(c)  Formerly Evergreen VA Balanced Fund. Change effective May 30, 2008.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                          EVERGREEN VA
                                     EVERGREEN VA        INTERNATIONAL             EVERGREEN VA
                                      GROWTH FUND         EQUITY FUND               OMEGA FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(85,506)           $(313,322)                $(75,099)
 Net realized gain (loss) on
  security transactions                   (204,443)             (99,661)                (248,954)
 Net realized gain on
  distributions                                 --              618,026                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,977,576)         (11,253,284)              (1,327,376)
                                     -------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (3,267,525)         (11,048,241)              (1,651,429)
                                     -------------       --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  30,448              308,447                   20,715
 Net transfers                            (573,484)          (2,320,096)                (860,778)
 Surrenders for benefit
  payments and fees                     (1,159,170)          (2,966,318)                (925,764)
 Other Settlements                           4,673               11,851                    4,978
 Net annuity transactions                    5,852              (14,496)                  12,511
                                     -------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,691,681)          (4,980,612)              (1,748,338)
                                     -------------       --------------            -------------
 Net increase (decrease) in
  net assets                            (4,959,206)         (16,028,853)              (3,399,767)
NET ASSETS:
 Beginning of year                       9,082,413           29,404,259                6,987,745
                                     -------------       --------------            -------------
 End of year                            $4,123,207          $13,375,406               $3,587,978
                                     =============       ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                EVERGREEN VA            EVERGREEN VA            EVERGREEN VA
                                  SPECIAL                   HIGH                 FUNDAMENTAL
                                VALUES FUND              INCOME FUND           LARGE CAP FUND
                                SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(89,964)                $7,822                  $(6,873)
 Net realized gain (loss) on
  security transactions            (1,455,226)                (6,795)                 248,699
 Net realized gain on
  distributions                            --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (4,232,099)               (31,168)              (3,873,052)
                               --------------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (5,777,289)               (30,141)              (3,631,226)
                               --------------            -----------            -------------
UNIT TRANSACTIONS:
 Purchases                            198,116                     --                    3,464
 Net transfers                     (2,548,613)               (13,588)                (916,471)
 Surrenders for benefit
  payments and fees                (2,141,911)               (81,583)              (2,075,335)
 Other Settlements                      2,666                      7                    8,552
 Net annuity transactions                  --                     --                  (20,955)
                               --------------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (4,489,742)               (95,164)              (3,000,745)
                               --------------            -----------            -------------
 Net increase (decrease) in
  net assets                      (10,267,031)              (125,305)              (6,631,971)
NET ASSETS:
 Beginning of year                 21,209,081                197,692               12,813,765
                               --------------            -----------            -------------
 End of year                      $10,942,050                $72,387               $6,181,794
                               ==============            ===========            =============


                                   FIDELITY(R) VIP      FIDELITY(R) VIP       FIDELITY(R) VIP
                                  ASSET MANAGER(TM)         GROWTH             CONTRAFUND(R)
                                     SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $47,795             $(51,107)             $(54,304)
 Net realized gain (loss) on
  security transactions                   (67,015)             (25,606)             (564,501)
 Net realized gain on
  distributions                           374,493                   --               583,608
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,520,321)          (6,863,882)          (10,359,565)
                                    -------------        -------------        --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,165,048)          (6,940,595)          (10,394,762)
                                    -------------        -------------        --------------
UNIT TRANSACTIONS:
 Purchases                                158,191              436,666               709,432
 Net transfers                            245,919             (425,541)             (444,610)
 Surrenders for benefit
  payments and fees                      (589,945)          (1,215,263)           (2,172,636)
 Other Settlements                             --                   --                    --
 Net annuity transactions                      --                 (403)                  (46)
                                    -------------        -------------        --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (185,835)          (1,204,541)           (1,907,860)
                                    -------------        -------------        --------------
 Net increase (decrease) in
  net assets                           (1,350,883)          (8,145,136)          (12,302,622)
NET ASSETS:
 Beginning of year                      3,918,999           15,347,117            25,287,487
                                    -------------        -------------        --------------
 End of year                           $2,568,116           $7,201,981           $12,984,865
                                    =============        =============        ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                          FRANKLIN             HARTFORD
                                              FIDELITY(R) VIP              INCOME              ADVISERS
                                                 OVERSEAS             SECURITIES FUND          HLS FUND
                                                SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $64,310                 $47,326             $28,945,938
 Net realized gain (loss) on security
  transactions                                      (168,701)                (16,679)            (54,304,518)
 Net realized gain on distributions                  639,924                  25,709              12,579,335
 Net unrealized appreciation
  (depreciation) of investments
  during the year                                 (3,392,781)               (459,093)           (739,359,870)
                                               -------------            ------------       -----------------
 Net increase (decrease) in net assets
  resulting from operations                       (2,857,248)               (402,737)           (752,139,115)
                                               -------------            ------------       -----------------
UNIT TRANSACTIONS:
 Purchases                                           178,373                  41,738              10,545,099
 Net transfers                                      (323,811)                 41,396            (152,114,775)
 Surrenders for benefit payments and
  fees                                              (443,334)                (80,728)           (337,211,801)
 Other Settlements                                        --                      --               1,568,872
 Net annuity transactions                                 --                      --               1,128,941
                                               -------------            ------------       -----------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (588,772)                  2,406            (476,083,664)
                                               -------------            ------------       -----------------
 Net increase (decrease) in net assets            (3,446,020)               (400,331)         (1,228,222,779)
NET ASSETS:
 Beginning of year                                 6,668,211               1,302,740           2,606,901,968
                                               -------------            ------------       -----------------
 End of year                                      $3,222,191                $902,409          $1,378,679,189
                                               =============            ============       =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               HARTFORD             HARTFORD               HARTFORD
                                               LARGECAP              TOTAL                  CAPITAL
                                                GROWTH            RETURN BOND            APPRECIATION
                                               HLS FUND             HLS FUND               HLS FUND
                                           SUB-ACCOUNT (D)        SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $14,737            $42,835,798              $7,432,133
 Net realized gain (loss) on security
  transactions                                    (80,922)           (14,869,298)           (120,600,254)
 Net realized gain on distributions                32,860                     --             306,473,285
 Net unrealized appreciation
  (depreciation) of investments
  during the year                                (228,557)          (115,438,083)         (1,907,040,423)
                                             ------------       ----------------       -----------------
 Net increase (decrease) in net assets
  resulting from operations                      (261,882)           (87,471,583)         (1,713,735,259)
                                             ------------       ----------------       -----------------
UNIT TRANSACTIONS:
 Purchases                                         92,555              6,091,741              14,272,143
 Net transfers                                  2,508,971            (28,488,238)           (167,380,057)
 Surrenders for benefit payments and
  fees                                            (37,906)          (153,053,375)           (413,110,576)
 Other Settlements                                     --                442,918               1,815,065
 Net annuity transactions                              --                 41,706                (592,861)
                                             ------------       ----------------       -----------------
 Net increase (decrease) in net assets
  resulting from unit transactions              2,563,620           (174,965,248)           (564,996,286)
                                             ------------       ----------------       -----------------
 Net increase (decrease) in net assets          2,301,738           (262,436,831)         (2,278,731,545)
NET ASSETS:
 Beginning of year                                     --          1,040,911,196           4,080,921,550
                                             ------------       ----------------       -----------------
 End of year                                   $2,301,738           $778,474,365          $1,802,190,005
                                             ============       ================       =================

                                            HARTFORD              HARTFORD             HARTFORD
                                            DIVIDEND            FUNDAMENTAL             GLOBAL
                                           AND GROWTH              GROWTH              ADVISERS
                                            HLS FUND              HLS FUND             HLS FUND
                                          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $8,232,579            $(285,988)          $2,208,948
 Net realized gain (loss) on security
  transactions                               (17,019,528)          (2,164,717)          (2,267,813)
 Net realized gain on distributions           30,137,555            2,689,902            1,462,563
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           (564,459,994)         (11,843,601)         (32,970,448)
                                        ----------------       --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                 (543,109,388)         (11,604,404)         (31,566,750)
                                        ----------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                     9,237,122               87,234              437,842
 Net transfers                               (93,348,414)           5,543,232             (964,079)
 Surrenders for benefit payments and
  fees                                      (200,533,691)          (4,111,868)         (11,497,328)
 Other Settlements                               769,044               12,074               80,377
 Net annuity transactions                         32,228                   --               78,827
                                        ----------------       --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (283,843,711)           1,530,672          (11,864,361)
                                        ----------------       --------------       --------------
 Net increase (decrease) in net assets      (826,953,099)         (10,073,732)         (43,431,111)
NET ASSETS:
 Beginning of year                         1,796,064,308           23,886,632           99,102,231
                                        ----------------       --------------       --------------
 End of year                                $969,111,209          $13,812,900          $55,671,120
                                        ================       ==============       ==============

(d) From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   HARTFORD              HARTFORD             HARTFORD
                                                GLOBAL EQUITY         GLOBAL HEALTH         GLOBAL GROWTH
                                                   HLS FUND              HLS FUND             HLS FUND
                                           SUB-ACCOUNT (D)(E)(F)(G)    SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                         $283,390             $(787,403)          $(1,733,098)
 Net realized gain (loss) on security
  transactions                                      (9,146,054)           (1,702,786)           (5,788,415)
 Net realized gain on distributions                  1,972,541             3,557,628             7,927,504
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (9,850,961)          (23,195,512)         (135,989,358)
                                                --------------        --------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                        (16,741,084)          (22,128,073)         (135,583,367)
                                                --------------        --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                              36,334                73,939             1,472,181
 Net transfers                                      (3,283,295)           (9,311,342)           (9,473,826)
 Surrenders for benefit payments and
  fees                                              (4,927,963)          (12,226,847)          (28,358,874)
 Other Settlements                                      43,376                48,556               179,365
 Net annuity transactions                                7,969                 8,037                23,226
                                                --------------        --------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (8,123,579)          (21,407,657)          (36,157,928)
                                                --------------        --------------       ---------------
 Net increase (decrease) in net assets             (24,864,663)          (43,535,730)         (171,741,295)
NET ASSETS:
 Beginning of year                                  43,563,147            96,379,716           281,859,636
                                                --------------        --------------       ---------------
 End of year                                       $18,698,484           $52,843,986          $110,118,341
                                                ==============        ==============       ===============

(d) From inception May 1, 2008 to December 31, 2008.

(e) Effective August 22, 2008, Hartford Global Communications HLS Fund merged with Hartford Global Equity HLS Fund.

(f) Effective August 22, 2008, Hartford Global Financial Services HLS Fund merged with Hartford Global Equity HLS Fund.

(g) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD                                   HARTFORD
                                          DISCIPLINED            HARTFORD              GROWTH
                                            EQUITY                GROWTH            OPPORTUNITIES
                                           HLS FUND              HLS FUND             HLS FUND
                                          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(940,651)         $(1,213,818)          $(2,097,525)
 Net realized gain (loss) on security
  transactions                               (3,409,085)          (2,565,802)          (11,157,140)
 Net realized gain on distributions          19,253,256            3,228,218             7,383,485
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (104,691,113)         (47,073,818)          (96,697,486)
                                        ---------------       --------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                 (89,787,593)         (47,625,220)         (102,568,666)
                                        ---------------       --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                    1,804,504              690,636             1,517,223
 Net transfers                               (8,943,362)          (4,465,683)          (13,472,371)
 Surrenders for benefit payments and
  fees                                      (25,414,021)         (11,596,196)          (20,382,632)
 Other Settlements                              109,103               32,562                56,224
 Net annuity transactions                       115,324              (19,283)               (5,598)
                                        ---------------       --------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (32,328,452)         (15,357,964)          (32,287,154)
                                        ---------------       --------------       ---------------
 Net increase (decrease) in net assets     (122,116,045)         (62,983,184)         (134,855,820)
NET ASSETS:
 Beginning of year                          252,931,501          120,692,405           240,400,726
                                        ---------------       --------------       ---------------
 End of year                               $130,815,456          $57,709,221          $105,544,906
                                        ===============       ==============       ===============

                                                                                      HARTFORD
                                           HARTFORD             HARTFORD            INTERNATIONAL
                                          HIGH YIELD              INDEX                GROWTH
                                           HLS FUND             HLS FUND              HLS FUND
                                         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $10,881,919            $1,893,473           $(1,131,494)
 Net realized gain (loss) on security
  transactions                              (6,396,331)            2,420,781           (14,665,911)
 Net realized gain on distributions                 --             7,132,749            10,013,053
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (44,608,047)         (148,271,094)         (137,543,863)
                                        --------------       ---------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                (40,122,459)         (136,824,091)         (143,328,215)
                                        --------------       ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                     635,937             2,399,007             2,235,310
 Net transfers                             (14,343,607)          (26,129,427)          (14,544,740)
 Surrenders for benefit payments and
  fees                                     (23,654,136)          (46,382,606)          (22,320,116)
 Other Settlements                             133,157               365,108                64,246
 Net annuity transactions                      (11,321)             (173,378)               (8,634)
                                        --------------       ---------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (37,239,970)          (69,921,296)          (34,573,934)
                                        --------------       ---------------       ---------------
 Net increase (decrease) in net assets     (77,362,429)         (206,745,387)         (177,902,149)
NET ASSETS:
 Beginning of year                         179,382,922           406,491,435           272,692,340
                                        --------------       ---------------       ---------------
 End of year                              $102,020,493          $199,746,048           $94,790,191
                                        ==============       ===============       ===============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                        HARTFORD             HARTFORD                  HARTFORD
                                     INTERNATIONAL         INTERNATIONAL                MIDCAP
                                     SMALL COMPANY         OPPORTUNITIES                GROWTH
                                        HLS FUND             HLS FUND                  HLS FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT (D)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(283,354)           $2,665,337                  $(4,718)
 Net realized gain (loss) on
  security transactions                  (8,724,455)          (18,590,095)                (233,852)
 Net realized gain on
  distributions                           2,242,859            18,087,285                   14,711
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (30,933,195)         (227,432,535)              (1,527,568)
                                     --------------       ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (37,698,145)         (225,270,008)              (1,751,427)
                                     --------------       ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  644,818             3,178,476                  175,433
 Net transfers                          (18,354,591)          (25,280,219)               5,735,044
 Surrenders for benefit
  payments and fees                      (9,414,844)          (54,617,771)                (176,502)
 Other Settlements                           38,743             1,273,386                       51
 Net annuity transactions                    18,888              (102,586)                      --
                                     --------------       ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (27,066,986)          (75,548,714)               5,734,026
                                     --------------       ---------------            -------------
 Net increase (decrease) in
  net assets                            (64,765,131)         (300,818,722)               3,982,599
NET ASSETS:
 Beginning of year                      103,281,199           567,354,798                       --
                                     --------------       ---------------            -------------
 End of year                            $38,516,068          $266,536,076               $3,982,599
                                     ==============       ===============            =============

(d) From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD              HARTFORD              HARTFORD
                                   MIDCAP             MIDCAP VALUE          MONEY MARKET
                                  HLS FUND              HLS FUND              HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(2,419,546)          $(1,775,214)           $2,674,392
 Net realized gain (loss) on
  security transactions             (6,081,860)           (7,599,404)                   --
 Net realized gain on
  distributions                     14,409,744            45,180,175                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (127,489,174)         (140,391,786)                   --
                               ---------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (121,580,836)         (104,586,229)            2,674,392
                               ---------------       ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                             585,778               168,859             4,986,745
 Net transfers                     (26,521,291)          (25,740,617)          517,905,985
 Surrenders for benefit
  payments and fees                (58,536,661)          (24,633,619)         (303,386,315)
 Other Settlements                     357,037                87,354               663,462
 Net annuity transactions              (70,552)              (13,753)              248,660
                               ---------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (84,185,689)          (50,131,776)          220,418,537
                               ---------------       ---------------       ---------------
 Net increase (decrease) in
  net assets                      (205,766,525)         (154,718,005)          223,092,929
NET ASSETS:
 Beginning of year                 395,417,372           284,952,576           395,926,487
                               ---------------       ---------------       ---------------
 End of year                      $189,650,847          $130,234,571          $619,019,416
                               ===============       ===============       ===============

                                      HARTFORD            HARTFORD                   HARTFORD
                                   SMALLCAP VALUE       SMALL COMPANY            SMALLCAP GROWTH
                                      HLS FUND            HLS FUND                   HLS FUND
                                  SUB-ACCOUNT (D)        SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $28,820           $(2,606,813)              $(1,431,614)
 Net realized gain (loss) on
  security transactions                 (265,342)             (279,008)               (4,653,780)
 Net realized gain on
  distributions                            1,798               705,848                   947,539
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (522,833)          (97,420,468)              (50,046,553)
                                    ------------       ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (757,557)          (99,600,441)              (55,184,408)
                                    ------------       ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                                34,934               769,183                   958,828
 Net transfers                         3,485,035           (19,282,053)               (6,901,591)
 Surrenders for benefit
  payments and fees                     (117,019)          (31,528,888)              (13,761,480)
 Other Settlements                            --               484,176                    47,387
 Net annuity transactions                     --                13,950                   (11,605)
                                    ------------       ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    3,402,950           (49,543,632)              (19,668,461)
                                    ------------       ---------------            --------------
 Net increase (decrease) in
  net assets                           2,645,393          (149,144,073)              (74,852,869)
NET ASSETS:
 Beginning of year                            --           273,513,860               155,675,064
                                    ------------       ---------------            --------------
 End of year                          $2,645,393          $124,369,787               $80,822,195
                                    ============       ===============            ==============

(d) From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                         HARTFORD
                                              HARTFORD               U.S. GOVERNMENT          HARTFORD
                                               STOCK                    SECURITIES             VALUE
                                              HLS FUND                   HLS FUND             HLS FUND
                                            SUB-ACCOUNT              SUB-ACCOUNT (H)        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $5,876,811               $24,495,093             $100,015
 Net realized gain (loss) on security
  transactions                                 (25,106,617)              (18,886,223)          (1,607,723)
 Net realized gain on distributions              6,619,163                        --            6,197,960
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             (558,759,216)              (18,543,092)         (42,663,108)
                                          ----------------            --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                   (571,369,859)              (12,934,222)         (37,972,856)
                                          ----------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                       6,916,855                 2,475,746              656,312
 Net transfers                                 (66,327,465)               31,084,401          (17,769,035)
 Surrenders for benefit payments and
  fees                                        (161,145,423)              (68,788,484)         (13,075,738)
 Other Settlements                               1,443,106                   202,871               38,528
 Net annuity transactions                         (980,071)                  232,921              (16,532)
                                          ----------------            --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (220,092,998)              (34,792,545)         (30,166,465)
                                          ----------------            --------------       --------------
 Net increase (decrease) in net assets        (791,462,857)              (47,726,767)         (68,139,321)
NET ASSETS:
 Beginning of year                           1,447,930,285               407,099,984          127,817,989
                                          ----------------            --------------       --------------
 End of year                                  $656,467,428              $359,373,217          $59,678,668
                                          ================            ==============       ==============

(h) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD             HARTFORD
                                            VALUE                EQUITY                HUNTINGTON VA
                                        OPPORTUNITIES            INCOME                    INCOME
                                           HLS FUND             HLS FUND                EQUITY FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $241,738           $1,043,834                  $727,968
 Net realized gain (loss) on security
  transactions                              (8,777,114)          (2,601,552)                 (157,088)
 Net realized gain on distributions            546,529            4,692,751                 1,289,682
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (33,060,428)         (28,550,510)              (10,278,960)
                                        --------------       --------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                (41,049,275)         (25,415,477)               (8,418,398)
                                        --------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                     804,341              571,037                    94,574
 Net transfers                             (13,028,295)         (14,097,354)               (1,906,001)
 Surrenders for benefit payments and
  fees                                     (11,329,092)         (10,882,242)               (2,713,922)
 Other Settlements                              35,868               26,383                     5,057
 Net annuity transactions                      (26,952)             (17,952)                       --
                                        --------------       --------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (23,544,130)         (24,400,128)               (4,520,292)
                                        --------------       --------------            --------------
 Net increase (decrease) in net assets     (64,593,405)         (49,815,605)              (12,938,690)
NET ASSETS:
 Beginning of year                         113,398,932          101,381,496                24,450,240
                                        --------------       --------------            --------------
 End of year                               $48,805,527          $51,565,891               $11,511,550
                                        ==============       ==============            ==============


                                             HUNTINGTON VA                                      HUNTINGTON VA
                                                DIVIDEND               HUNTINGTON VA              MID CORP
                                              CAPTURE FUND              GROWTH FUND             AMERICA FUND
                                              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $1,863,320                 $(52,566)                $(50,532)
 Net realized gain (loss) on security
  transactions                                     (875,044)                 123,268                  637,095
 Net realized gain on distributions               1,203,155                1,009,923                  622,925
 Net unrealized appreciation
  (depreciation) of investments
  during the year                                (8,935,860)              (6,072,036)              (6,872,691)
                                             --------------            -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                      (6,744,429)              (4,991,411)              (5,663,203)
                                             --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                          135,610                   86,530                  141,563
 Net transfers                                   (2,592,240)                (867,402)              (1,244,050)
 Surrenders for benefit payments and
  fees                                           (2,833,820)              (1,483,038)              (1,776,466)
 Other Settlements                                    1,738                    1,299                    1,837
 Net annuity transactions                                --                       --                       --
                                             --------------            -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (5,288,712)              (2,262,611)              (2,877,116)
                                             --------------            -------------            -------------
 Net increase (decrease) in net assets          (12,033,141)              (7,254,022)              (8,540,319)
NET ASSETS:
 Beginning of year                               26,604,312               14,395,954               16,448,756
                                             --------------            -------------            -------------
 End of year                                    $14,571,171               $7,141,932               $7,908,437
                                             ==============            =============            =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              HUNTINGTON VA            HUNTINGTON VA            HUNTINGTON VA
                                                   NEW                   ROTATING               INTERNATIONAL
                                               ECONOMY FUND            MARKETS FUND              EQUITY FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(34,802)                 $37,105                  $32,130
 Net realized gain (loss) on security
  transactions                                     (101,667)                  (5,127)                (141,033)
 Net realized gain on distributions                 640,999                  346,643                   62,071
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (3,655,304)              (2,575,346)              (1,249,674)
                                               ------------            -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                      (3,150,774)              (2,196,725)              (1,296,506)
                                               ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                           60,677                   55,250                  144,603
 Net transfers                                     (330,225)                (486,072)                 278,366
 Surrenders for benefit payments and
  fees                                             (586,460)                (478,779)                (322,166)
 Other Settlements                                      277                      326                      104
 Net annuity transactions                                --                       --                       --
                                               ------------            -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (855,731)                (909,275)                 100,907
                                               ------------            -------------            -------------
 Net increase (decrease) in net assets           (4,006,505)              (3,106,000)              (1,195,599)
NET ASSETS:
 Beginning of year                                6,543,798                5,649,254                2,951,872
                                               ------------            -------------            -------------
 End of year                                     $2,537,293               $2,543,254               $1,756,273
                                               ============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                     HUNTINGTON VA
                                             HUNTINGTON VA              MORTGAGE              HUNTINGTON VA
                                            MACRO 100 FUND          SECURITIES FUND            SITUS FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT (I)
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(1,450)                $77,408                 $(38,557)
 Net realized gain (loss) on security
  transactions                                    (202,431)                   (886)                 (98,014)
 Net realized gain on distributions                     --                   1,907                   49,086
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (609,882)                (76,065)              (1,332,185)
                                             -------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                       (813,763)                  2,364               (1,419,670)
                                             -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                           9,967                   1,364                   47,014
 Net transfers                                    (477,145)                174,071                   84,858
 Surrenders for benefit payments and
  fees                                            (238,202)                (97,247)                (265,954)
 Other Settlements                                      86                      13                      139
 Net annuity transactions                               --                      --                       --
                                             -------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (705,294)                 78,201                 (133,943)
                                             -------------            ------------            -------------
 Net increase (decrease) in net assets          (1,519,057)                 80,565               (1,553,613)
NET ASSETS:
 Beginning of year                               2,751,074               1,117,145                3,438,049
                                             -------------            ------------            -------------
 End of year                                    $1,232,017              $1,197,710               $1,884,436
                                             =============            ============            =============

                                                                                          VAN KAMPEN
                                              BLACKROCK             BLACKROCK              UIF U.S.
                                               GLOBAL               LARGE CAP             REAL ESTATE
                                          GROWTH V.I. FUND       GROWTH V.I. FUND          PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(1,645)              $(1,269)                $6,569
 Net realized gain (loss) on security
  transactions                                    (8,468)                  505                (34,253)
 Net realized gain on distributions                   --                    --                165,454
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (63,728)              (58,893)              (332,094)
                                             -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      (73,841)              (59,657)              (194,324)
                                             -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                            --                    --                 18,894
 Net transfers                                    11,849                23,701                (23,971)
 Surrenders for benefit payments and
  fees                                           (54,219)                 (159)               (36,109)
 Other Settlements                                    13                    46                     --
 Net annuity transactions                             --                    --                     --
                                             -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (42,357)               23,588                (41,186)
                                             -----------            ----------            -----------
 Net increase (decrease) in net assets          (116,198)              (36,069)              (235,510)
NET ASSETS:
 Beginning of year                               169,630               124,036                509,875
                                             -----------            ----------            -----------
 End of year                                     $53,432               $87,967               $274,365
                                             ===========            ==========            ===========

(i) Formerly Huntington VA Situs Small Cap Fund. Change effective January 24, 2008.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------


                                     EQUITY AND               MID CAP             MTB LARGE CAP
                                       INCOME                 GROWTH             GROWTH FUND II
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $4,400                $(1,985)               $(7,790)
 Net realized gain (loss) on
  security transactions                   (2,793)                (9,504)                (1,767)
 Net realized gain on
  distributions                           13,190                 87,129                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (121,917)              (281,189)              (305,947)
                                     -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (107,120)              (205,549)              (315,504)
                                     -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                18,864                  9,053                  9,659
 Net transfers                            34,116                 25,103                 15,910
 Surrenders for benefit
  payments and fees                      (88,071)               (43,187)               (18,576)
 Other Settlements                            --                     --                     --
 Net annuity transactions                     --                     --                     --
                                     -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (35,091)                (9,031)                 6,993
                                     -----------            -----------            -----------
 Net increase (decrease) in
  net assets                            (142,211)              (214,580)              (308,511)
NET ASSETS:
 Beginning of year                       524,454                457,234                794,563
                                     -----------            -----------            -----------
 End of year                            $382,243               $242,654               $486,052
                                     ===========            ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            MTB MANAGED              MTB MANAGED
                                                            ALLOCATION               ALLOCATION
                                   MTB LARGE CAP         FUND -- MODERATE        FUND -- AGGRESSIVE
                                   VALUE FUND II             GROWTH II                GROWTH II
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,359)                 $(4,088)                  $(47)
 Net realized gain (loss) on
  security transactions                  (4,621)                 (32,694)                   (16)
 Net realized gain on
  distributions                              --                  214,328                  1,019
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (347,910)              (1,463,254)                (5,395)
                                    -----------            -------------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (354,890)              (1,285,708)                (4,439)
                                    -----------            -------------              ---------
UNIT TRANSACTIONS:
 Purchases                                7,104                   28,920                     --
 Net transfers                           (1,238)                  10,568                     --
 Surrenders for benefit
  payments and fees                     (28,439)                (165,445)                    --
 Other Settlements                           --                       --                     --
 Net annuity transactions                    --                       --                     --
                                    -----------            -------------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (22,573)                (125,957)                    --
                                    -----------            -------------              ---------
 Net increase (decrease) in
  net assets                           (377,463)              (1,411,665)                (4,439)
NET ASSETS:
 Beginning of year                      899,560                4,324,657                 10,747
                                    -----------            -------------              ---------
 End of year                           $522,097               $2,912,992                 $6,308
                                    ===========            =============              =========

                                     MTB MANAGED             COLUMBIA MARSICO
                                      ALLOCATION              INTERNATIONAL           COLUMBIA
                                 FUND -- CONSERVATIVE         OPPORTUNITIES          HIGH YIELD
                                      GROWTH II                  FUND VS              FUND VS
                                   SUB-ACCOUNT (J)             SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $13                     $(81,106)          $1,533,375
 Net realized gain (loss) on
  security transactions                      (1)                   1,268,081               70,788
 Net realized gain on
  distributions                              55                    6,183,388                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (414)                 (27,698,874)          (6,254,967)
                                       --------               --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                               (347)                 (20,328,511)          (4,650,804)
                                       --------               --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                   --                       68,428               23,147
 Net transfers                            2,245                   (1,995,021)          (1,394,269)
 Surrenders for benefit
  payments and fees                          (2)                  (5,691,200)          (3,160,563)
 Other Settlements                           --                           --                   --
 Net annuity transactions                    --                         (887)                (590)
                                       --------               --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       2,243                   (7,618,680)          (4,532,275)
                                       --------               --------------       --------------
 Net increase (decrease) in
  net assets                              1,896                  (27,947,191)          (9,183,079)
NET ASSETS:
 Beginning of year                           --                   46,531,599           21,110,002
                                       --------               --------------       --------------
 End of year                             $1,896                  $18,584,408          $11,926,923
                                       ========               ==============       ==============

(j)  Funded as of July 14, 2008.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              COLUMBIA MARSICO          COLUMBIA MARSICO         COLUMBIA MARSICO
                                              FOCUSED EQUITIES               GROWTH                21ST CENTURY
                                                  FUND VS                   FUND VS                   FUND VS
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(680,438)                $(403,970)               $(151,118)
 Net realized gain (loss) on security
  transactions                                      1,220,491                 2,026,604                    1,560
 Net realized gain on distributions                 8,828,262                        --                  211,053
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (36,978,858)              (19,681,104)              (5,895,777)
                                               --------------            --------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                       (27,610,543)              (18,058,470)              (5,834,282)
                                               --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                             96,676                    66,028                   33,315
 Net transfers                                     (3,653,108)               (1,807,793)                (985,081)
 Surrenders for benefit payments and
  fees                                             (9,385,459)               (6,338,308)              (1,978,075)
 Other Settlements                                         --                        --                       --
 Net annuity transactions                              59,037                    49,902                       --
                                               --------------            --------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (12,882,854)               (8,030,171)              (2,929,841)
                                               --------------            --------------            -------------
 Net increase (decrease) in net assets            (40,493,397)              (26,088,641)              (8,764,123)
NET ASSETS:
 Beginning of year                                 73,656,669                49,928,033               14,942,307
                                               --------------            --------------            -------------
 End of year                                      $33,163,272               $23,839,392               $6,178,184
                                               ==============            ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            COLUMBIA MARSICO           OPPENHEIMER             PUTNAM VT
                                             MIDCAP GROWTH               GLOBAL                SMALL CAP
                                                FUND VS              SECURITIES FUND             VALUE
                                              SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(291,441)                  $(17)                  $650
 Net realized gain (loss) on security
  transactions                                     (208,442)               (12,164)               (17,841)
 Net realized gain on distributions               2,532,285                 41,788                 57,664
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (11,536,118)              (353,163)              (141,256)
                                             --------------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      (9,503,716)              (323,556)              (100,783)
                                             --------------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                           40,179                 42,368                 22,051
 Net transfers                                     (676,340)                 9,583                (32,108)
 Surrenders for benefit payments and
  fees                                           (2,417,593)               (76,282)               (55,161)
 Other Settlements                                       --                     --                     --
 Net annuity transactions                                --                     --                     --
                                             --------------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (3,053,754)               (24,331)               (65,218)
                                             --------------            -----------            -----------
 Net increase (decrease) in net assets          (12,557,470)              (347,887)              (166,001)
NET ASSETS:
 Beginning of year                               23,587,639                835,135                319,847
                                             --------------            -----------            -----------
 End of year                                    $11,030,169               $487,248               $153,846
                                             ==============            ===========            ===========

                                                                                        PIONEER VCT OAK
                                                                  PIONEER               RIDGE LARGE CAP
                                              PIMCO VIT           FUND VCT                  GROWTH
                                             REAL RETURN         PORTFOLIO                 PORTFOLIO
                                             SUB-ACCOUNT        SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $23,769             $(48,318)               $(115,531)
 Net realized gain (loss) on security
  transactions                                   (40,778)          (3,404,742)                (271,646)
 Net realized gain on distributions                1,533            2,154,200                  431,936
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (116,586)         (19,368,497)              (4,156,468)
                                             -----------       --------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                     (132,062)         (20,667,357)              (4,111,709)
                                             -----------       --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                        33,108              164,163                   34,715
 Net transfers                                   527,527           (8,171,580)                (807,239)
 Surrenders for benefit payments and
  fees                                          (136,632)         (14,984,702)              (1,788,530)
 Other Settlements                                    --               16,413                      680
 Net annuity transactions                             --                6,009                       --
                                             -----------       --------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions               424,003          (22,969,697)              (2,560,374)
                                             -----------       --------------            -------------
 Net increase (decrease) in net assets           291,941          (43,637,054)              (6,672,083)
NET ASSETS:
 Beginning of year                               703,039           75,042,471               12,194,338
                                             -----------       --------------            -------------
 End of year                                    $994,980          $31,405,417               $5,522,255
                                             ===========       ==============            =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                 PIONEER
                                                 MID CAP            JENNISON 20/20
                                                VALUE VCT                FOCUS                 JENNISON
                                                PORTFOLIO              PORTFOLIO              PORTFOLIO
                                               SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $(790)               $(8,932)               $(14,693)
 Net realized gain (loss) on security
  transactions                                     (13,741)                   262                 (15,410)
 Net realized gain on distributions                 13,984                 38,304                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (74,478)              (309,812)               (441,611)
                                               -----------            -----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                        (75,025)              (280,178)               (471,714)
                                               -----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                          17,751                     15                   1,853
 Net transfers                                      (4,476)                60,954                  (4,618)
 Surrenders for benefit payments and
  fees                                             (49,893)              (155,059)               (252,055)
 Other Settlements                                      --                    216                   1,496
 Net annuity transactions                               --                     --                    (951)
                                               -----------            -----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (36,618)               (93,874)               (254,275)
                                               -----------            -----------            ------------
 Net increase (decrease) in net assets            (111,643)              (374,052)               (725,989)
NET ASSETS:
 Beginning of year                                 260,680                767,381               1,434,327
                                               -----------            -----------            ------------
 End of year                                      $149,037               $393,329                $708,338
                                               ===========            ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    PRUDENTIAL
                                             PRUDENTIAL               SERIES                  ROYCE
                                                VALUE              INTERNATIONAL            SMALL-CAP
                                              PORTFOLIO               GROWTH                PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(942)                 $(613)               $(5,769)
 Net realized gain (loss) on security
  transactions                                      (759)               (40,374)                (7,089)
 Net realized gain on distributions              171,408                 72,886                 83,337
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (573,166)              (240,160)              (384,938)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     (403,459)              (208,261)              (314,459)
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                           632                  2,400                 42,353
 Net transfers                                    (6,387)                48,669                193,433
 Surrenders for benefit payments and
  fees                                           (68,080)               (62,538)               (77,912)
 Other Settlements                                   251                     21                     --
 Net annuity transactions                             --                     --                     --
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (73,584)               (11,448)               157,874
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets          (477,043)              (219,709)              (156,585)
NET ASSETS:
 Beginning of year                               984,864                399,732                945,471
                                             -----------            -----------            -----------
 End of year                                    $507,821               $180,023               $788,886
                                             ===========            ===========            ===========

                                           WESTERN ASSET
                                            GOVERNMENT             LEGG MASON           WESTERN ASSET
                                               MONEY                PARTNERS                MONEY
                                            MARKET FUND        APPRECIATION FUND         MARKET FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $221                    $(3)                $3,859
 Net realized gain (loss) on security
  transactions                                      --                   (122)                    --
 Net realized gain on distributions                 --                  4,820                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          --                (51,772)                    --
                                             ---------             ----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                        221                (47,077)                 3,859
                                             ---------             ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                          --                     --                     --
 Net transfers                                      --                     --                     --
 Surrenders for benefit payments and
  fees                                          (1,709)                   (31)                (9,219)
 Other Settlements                                  --                     --                     --
 Net annuity transactions                           --                     --                     --
                                             ---------             ----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (1,709)                   (31)                (9,219)
                                             ---------             ----------             ----------
 Net increase (decrease) in net assets          (1,488)               (47,108)                (5,360)
NET ASSETS:
 Beginning of year                              18,187                158,248                231,998
                                             ---------             ----------             ----------
 End of year                                   $16,699               $111,140               $226,638
                                             =========             ==========             ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                 VICTORY
                                           UBS SERIES           VARIABLE
                                          TRUST -- U.S.         INSURANCE
                                           ALLOCATION          DIVERSIFIED
                                            PORTFOLIO          STOCK FUND               COMSTOCK
                                           SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $154,138            $(10,288)               $1,587
 Net realized gain (loss) on security
  transactions                                 (753,003)            (15,120)              (11,220)
 Net realized gain on distributions                  --             249,685                 8,028
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (3,485,918)           (958,540)              (58,518)
                                          -------------       -------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                  (4,084,783)           (734,263)              (60,123)
                                          -------------       -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                        6,158               6,765                 4,484
 Net transfers                                 (560,945)             32,416                (1,772)
 Surrenders for benefit payments and
  fees                                       (2,639,752)           (462,394)              (37,293)
 Other Settlements                               13,070                 414                    --
 Net annuity transactions                         4,707                  --                    --
                                          -------------       -------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (3,176,762)           (422,799)              (34,581)
                                          -------------       -------------            ----------
 Net increase (decrease) in net assets       (7,261,545)         (1,157,062)              (94,704)
NET ASSETS:
 Beginning of year                           13,503,923           2,171,187               189,917
                                          -------------       -------------            ----------
 End of year                                 $6,242,378          $1,014,125               $95,213
                                          =============       =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             WELLS FARGO           WELLS FARGO           WELLS FARGO
                                            ADVANTAGE VT           ADVANTAGE VT          ADVANTAGE VT
                                                ASSET              TOTAL RETURN             EQUITY
                                           ALLOCATION FUND          BOND FUND            INCOME FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $2,415                $3,379                  $683
 Net realized gain (loss) on security
  transactions                                      (281)                 (961)                 (112)
 Net realized gain on distributions               25,399                    --                16,520
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (138,493)               (2,090)              (65,693)
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     (110,960)                  328               (48,602)
                                             -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                           785                   240                   220
 Net transfers                                       941               (32,637)               (3,581)
 Surrenders for benefit payments and
  fees                                               (50)               (2,469)               (2,179)
 Other Settlements                                    --                    --                    --
 Net annuity transactions                             --                    --                    --
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 1,676               (34,866)               (5,540)
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets          (109,284)              (34,538)              (54,142)
NET ASSETS:
 Beginning of year                               365,441               118,440               135,944
                                             -----------            ----------            ----------
 End of year                                    $256,157               $83,902               $81,802
                                             ===========            ==========            ==========

                                             WELLS FARGO           WELLS FARGO           WELLS FARGO
                                            ADVANTAGE VT           ADVANTAGE VT         ADVANTAGE VT
                                            INTERNATIONAL         LARGE COMPANY           SMALL CAP
                                              CORE FUND            GROWTH FUND           GROWTH FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $539               $(1,776)               $(694)
 Net realized gain (loss) on security
  transactions                                      (890)                 (294)                (865)
 Net realized gain on distributions               34,449                    --               12,023
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (127,456)              (70,714)             (32,647)
                                             -----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                      (93,358)              (72,784)             (22,183)
                                             -----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                         1,000                   490                  250
 Net transfers                                    17,731                 3,666                2,293
 Surrenders for benefit payments and
  fees                                            (3,687)               (3,894)                (865)
 Other Settlements                                    --                    --                   --
 Net annuity transactions                             --                    --                   --
                                             -----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                15,044                   262                1,678
                                             -----------            ----------            ---------
 Net increase (decrease) in net assets           (78,314)              (72,522)             (20,505)
NET ASSETS:
 Beginning of year                               203,666               187,816               49,295
                                             -----------            ----------            ---------
 End of year                                    $125,352              $115,294              $28,790
                                             ===========            ==========            =========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                       RIDGEWORTH               RIDGEWORTH                                       RIDGEWORTH
                                     VARIABLE TRUST           VARIABLE TRUST             RIDGEWORTH            VARIABLE TRUST
                                        LARGE CAP                LARGE CAP             VARIABLE TRUST            LARGE CAP
                                         GROWTH                    CORE                 MID-CAP CORE               VALUE
                                       STOCK FUND               EQUITY FUND             EQUITY FUND             EQUITY FUND
                                     SUB-ACCOUNT (K)          SUB-ACCOUNT (L)         SUB-ACCOUNT (M)         SUB-ACCOUNT (N)
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(40,454)                $(13,189)               $(12,953)                 $2,968
 Net realized gain (loss) on
  security transactions                      (3,541)                 (33,165)                (60,979)                 99,616
 Net realized gain on
  distributions                             397,881                  176,792                 127,701                 100,432
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (1,676,349)                (895,653)               (591,848)               (625,357)
                                      -------------            -------------            ------------            ------------
 Net increase (decrease) in net
  assets resulting from
  operations                             (1,322,463)                (765,215)               (538,079)               (422,341)
                                      -------------            -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                   31,323                    5,380                   2,804                   1,107
 Net transfers                             (226,420)                (140,725)                (58,705)                (36,107)
 Surrenders for benefit
  payments and fees                        (502,674)                (406,212)               (302,052)               (280,067)
 Other Settlements                               --                       --                      --                      --
 Net annuity transactions                        --                       --                      --                      --
                                      -------------            -------------            ------------            ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             (697,771)                (541,557)               (357,953)               (315,067)
                                      -------------            -------------            ------------            ------------
 Net increase (decrease) in net
  assets                                 (2,020,234)              (1,306,772)               (896,032)               (737,408)
NET ASSETS:
 Beginning of year                        3,622,625                2,314,159               1,526,288               1,412,132
                                      -------------            -------------            ------------            ------------
 End of year                             $1,602,391               $1,007,387                $630,256                $674,724
                                      =============            =============            ============            ============

(k) Formerly STI Classic VT Large Cap Growth Stock Fund. Change effective May 1, 2008.

(l) Formerly STI Classic VT Large Cap Core Equity Fund. Change effective May 1, 2008.

(m) Formerly STI Classic VT Mid-Cap Core Equity Fund. Change effective May 1, 2008.

(n) Formerly STI Classic VT Large Cap Value Equity Fund. Change effective May 1, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Two (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Century(R) VP Capital Appreciation Fund, AllianceBernstein International Value Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. High Yield Fund, AllianceBernstein VP Growth and Income Portfolio, AllianceBernstein VPS Intermediate Bond Portfolio, American Funds Growth Fund, BB&T Mid Cap Growth VIF, BB&T Capital Manager Equity VIF, BB&T Large Cap VIF, BB&T Special Opportunities Equity VIF, BB&T Total Return Bond VIF, Calvert Social Balanced Portfolio, Columbia Small Company Growth Fund VS, Columbia Large Cap Value Fund VS, Evergreen VA Diversified Capital Builder Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA High Income Fund, Evergreen VA Fundamental Large Cap Fund, Fidelity(R) VIP Asset Manager(TM), Fidelity(R) VIP Growth, Fidelity(R) VIP Contrafund(R), Fidelity(R) VIP Overseas, Fidelity(R) VIP Freedom 2020 Portfolio, Fidelity(R) VIP Freedom 2030 Portfolio, Fidelity(R) VIP Freedom 2015, Fidelity(R) VIP Freedom 2025, Fidelity(R) VIP FundsManager 50%, Fidelity(R) VIP FundsManager 85%, Franklin Income Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Equity HLS Fund, Hartford Global Health HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Growth HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Value HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Fund, BlackRock Global Growth V.I. Fund, BlackRock Large Cap Growth V.I. Fund, Van Kampen UIF U.S. Real Estate Portfolio, Equity and Income, Mid Cap Growth, *MTB Large Cap Growth Fund II, *MTB Large Cap Value Fund II, MTB Managed Allocation Fund -- Moderate Growth II, *MTB Managed Allocation Fund --Aggressive Growth II, *MTB Managed Allocation Fund -- Conservative Growth II, Columbia Marsico International Opportunities Fund VS, Columbia High Yield Fund VS, Columbia Marsico Focused Equities Fund VS, Columbia Asset Allocation Fund VS, Columbia Marsico Growth Fund VS, Columbia Marsico 21st Century Fund VS, Columbia Marsico Midcap Growth Fund VS, Oppenheimer Global Securities Fund, Putnam VT Small Cap Value, PIMCO VIT Real Return, Pioneer Fund VCT Portfolio, *Pioneer VCT Oak Ridge Large Cap Growth Portfolio, Pioneer Mid Cap Value VCT Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth, Royce Small-Cap Portfolio, *Western Asset Government Money Market Fund, Legg Mason ClearBridge Appreciation Fund, Western Asset Money Market Fund, *UBS Series Trust -- U.S. Allocation Portfolio, Victory Variable Insurance Diversified Stock Fund, Comstock, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Small Cap Growth Fund., *RidgeWorth Variable Trust Large Cap Growth Stock Fund, *RidgeWorth Variable Trust Large Cap Core Equity Fund, *RidgeWorth Variable Trust Mid-Cap Core Equity Fund, and *RidgeWorth Variable Trust Large Cap Value Equity Fund.

       * These funds were liquidated during 2009, as a result, are not presented in the statements of assets and liabilities.

-------------------------------------------------------------------------------

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend and net realized gain on distributions income are accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2009 and through the Account's financial statement issuance date of February 23, 2010, noting there are no subsequent events requiring disclosure. Management has not evaluated subsequent events after that date for presentation in these financial statements.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2009.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2009, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- Management has continued to evaluate the application of

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

       ASC 740-10 to the Account to determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this review, the Account has determined no reserves for uncertain tax positions were required to have been recorded as a result of the adoption of ASC 740-10. The Account is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The 2007 through 2009 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum annual rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       c) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These charges are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       d) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.15% of the Account's average daily net assets.

       e) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are included in mortality and expense risk charges in the accompanying statements of operations. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:

                                                 PURCHASES         PROCEEDS
SUB-ACCOUNT                                       AT COST         FROM SALES
--------------------------------------------------------------------------------
American Century(R) VP Capital Appreciation
 Fund                                                $228,238           $796,824
AllianceBernstein International Value Fund            231,700            249,105
AIM V.I. Capital Appreciation Fund                     54,216            951,987
AIM V.I. Core Equity Fund                             141,808          1,244,319
AIM V.I. High Yield Fund                            2,531,353          1,853,068
AllianceBernstein VP Growth and Income
 Portfolio                                            268,494            697,615
AllianceBernstein VPS Intermediate Bond
 Portfolio                                            852,418            722,768
American Funds Growth Fund                            135,583            111,949
BB&T Mid Cap Growth VIF                               496,848          3,672,796
BB&T Capital Manager Equity VIF                        98,442          1,194,346
BB&T Large Cap VIF                                    775,216          7,839,521
BB&T Special Opportunities Equity VIF               2,709,555          2,057,342
BB&T Total Return Bond VIF                          1,130,810          1,579,596
Calvert Social Balanced Portfolio                      87,895            320,347
Columbia Small Company Growth Fund VS                 498,541          1,390,017
Columbia Large Cap Value Fund VS                    1,126,470          3,140,110
Evergreen VA Diversified Capital Builder
 Fund                                                 883,079            674,151
Evergreen VA Growth Fund                              852,344          1,502,524
Evergreen VA International Equity Fund              1,407,398          2,966,331

-------------------------------------------------------------------------------

                                                 PURCHASES         PROCEEDS
SUB-ACCOUNT                                       AT COST         FROM SALES
--------------------------------------------------------------------------------
Evergreen VA Omega Fund                            $1,111,582         $1,542,466
Evergreen VA Special Values Fund                    1,398,615          2,662,814
Evergreen VA High Income Fund                          26,272             25,876
Evergreen VA Fundamental Large Cap Fund               929,289          1,839,567
Fidelity(R) VIP Asset ManagerTM                       212,288            710,132
Fidelity(R) VIP Growth                                151,603          1,462,846
Fidelity(R) VIP Contrafund(R)                         469,612          2,883,299
Fidelity(R) VIP Overseas                              160,142            835,548
Fidelity(R) VIP Freedom 2020 Portfolio                114,261                171
Fidelity(R) VIP Freedom 2030 Portfolio                  5,859                  6
Fidelity(R) VIP Freedom 2015                          231,150                257
Fidelity(R) VIP Freedom 2025                            5,761                  6
Fidelity(R) VIP FundsManager 50%                       60,537                124
Fidelity(R) VIP FundsManager 85%                          497                  1
Franklin Income Securities Fund                       472,951            210,518
Hartford Advisers HLS Fund                         43,275,787        288,253,798
Hartford Total Return Bond HLS Fund               121,164,700        153,389,647
Hartford Capital Appreciation HLS Fund             82,625,369        361,301,804
Hartford Dividend and Growth HLS Fund              49,994,623        186,960,075
Hartford Fundamental Growth HLS Fund                5,106,006          5,353,894
Hartford Global Advisers HLS Fund                   5,766,496         12,941,869
Hartford Global Equity HLS Fund                     5,688,195          5,131,958
Hartford Global Health HLS Fund                     1,469,770         11,762,424
Hartford Global Growth HLS Fund                     7,753,607         25,494,179
Hartford Disciplined Equity HLS Fund                8,024,901         26,300,286
Hartford Growth HLS Fund                            5,780,308         15,066,347
Hartford Growth Opportunities HLS Fund             20,198,975         38,195,730
Hartford High Yield HLS Fund                       41,396,978         31,144,174
Hartford Index HLS Fund                            11,948,291         37,643,226
Hartford International Growth HLS Fund             10,367,213         22,423,942
Hartford International Small Company HLS
 Fund                                              11,769,528         10,984,605
Hartford International Opportunities HLS
 Fund                                              26,612,173         63,179,632
Hartford MidCap Growth HLS Fund                    27,739,872          7,088,970
Hartford MidCap HLS Fund                            1,312,002         38,740,072
Hartford MidCap Value HLS Fund                      4,318,970         32,880,528
Hartford Money Market HLS Fund                    143,821,466        407,606,692
Hartford SmallCap Value HLS Fund                    6,912,652          3,604,675
Hartford Small Company HLS Fund                     9,246,577         32,236,194
Hartford SmallCap Growth HLS Fund                  12,848,494         18,815,589
Hartford Stock HLS Fund                            22,021,207        137,226,189
Hartford U.S. Government Securities HLS Fund       43,240,491        109,609,686
Hartford Value HLS Fund                             5,253,813         15,329,902
Hartford Value Opportunities HLS Fund               6,357,695         14,023,054
Hartford Equity Income HLS Fund                     8,695,513         11,547,064
Huntington VA Income Equity Fund                      400,646          2,697,299
Huntington VA Dividend Capture Fund                   464,452          3,662,573
Huntington VA Growth Fund                             445,043          1,433,495
Huntington VA Mid Corp America Fund                   292,885          2,360,520
Huntington VA New Economy Fund                        268,065            590,343
Huntington VA Rotating Markets Fund                   204,509            706,504

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 PURCHASES         PROCEEDS
SUB-ACCOUNT                                       AT COST         FROM SALES
--------------------------------------------------------------------------------
Huntington VA International Equity Fund              $455,853           $517,886
Huntington VA Macro 100 Fund                           63,049            241,141
Huntington VA Mortgage Securities Fund                215,465            446,150
Huntington VA Situs Fund                              311,014            411,884
BlackRock Global Growth V.I. Fund                      55,803             15,306
BlackRock Large Cap Growth V.I. Fund                   29,247              9,397
Van Kampen UIF U.S. Real Estate Portfolio              86,215             86,852
Equity and Income                                      81,085            112,594
Mid Cap Growth                                        323,202            201,484
MTB Large Cap Growth Fund II                           19,893            496,213
MTB Large Cap Value Fund II                            11,832            488,288
MTB Managed Allocation Fund -- Moderate
 Growth II                                             26,053            624,841
MTB Managed Allocation Fund -- Aggressive
 Growth II                                                 --              5,303
MTB Managed Allocation Fund -- Conservative
 Growth II                                              6,401              8,354
Columbia Marsico International Opportunities
 Fund VS                                            2,596,578          6,784,735
Columbia High Yield Fund VS                         3,114,672          4,704,955
Columbia Marsico Focused Equities Fund VS             759,567          8,872,396
Columbia Asset Allocation Fund VS                     533,820          1,379,069
Columbia Marsico Growth Fund VS                       901,559          6,078,941
Columbia Marsico 21st Century Fund VS                 513,640          1,952,053
Columbia Marsico Midcap Growth Fund VS              1,380,393          3,157,037
Oppenheimer Global Securities Fund                    211,466            173,581
Putnam VT Small Cap Value                              95,367             72,531
PIMCO VIT Real Return                                 972,657            400,484
Pioneer Fund VCT Portfolio                            922,214          9,023,188
Pioneer VCT Oak Ridge Large Cap Growth
 Portfolio                                            224,843          5,774,426
Pioneer Mid Cap Value VCT Portfolio                   179,379             85,643
Jennison 20/20 Focus Portfolio                         36,874            155,132
Jennison Portfolio                                    194,400            154,413
Prudential Value Portfolio                              9,524             87,383
Prudential Series International Growth                 46,253            138,850
Royce Small-Cap Portfolio                             254,862            201,370
Western Asset Government Money Market Fund                 39             16,738
Legg Mason ClearBridge Appreciation Fund                2,026              1,187
Western Asset Money Market Fund                           818             34,759
UBS Series Trust -- U.S. Allocation
 Portfolio                                            210,371          5,963,943
Victory Variable Insurance Diversified Stock
 Fund                                                  68,652            284,830
Comstock                                               90,784             53,260
Wells Fargo Advantage VT Asset Allocation
 Fund                                                   6,408              7,908
Wells Fargo Advantage VT Total Return Bond
 Fund                                                  46,363             46,996
Wells Fargo Advantage VT Equity Income Fund            69,935             74,889
Wells Fargo Advantage VT International Core
 Fund                                                  16,085              5,993
Wells Fargo Advantage VT Large Company
 Growth Fund                                           62,602             88,506
Wells Fargo Advantage VT Small Cap Growth
 Fund                                                   1,233              6,118
RidgeWorth Variable Trust Large Cap Growth
 Stock Fund                                            98,570          1,666,222
RidgeWorth Variable Trust Large Cap Core
 Equity Fund                                           19,348            967,934
RidgeWorth Variable Trust Mid-Cap Core
 Equity Fund                                           32,997            632,170
RidgeWorth Variable Trust Large Cap Value
 Equity Fund                                           32,326            644,567
                                              ---------------  -----------------
                                                 $788,039,836     $2,244,183,186
                                              ===============  =================

-------------------------------------------------------------------------------

5.   CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Century(R) VP
 Capital Appreciation Fund           206,030        623,501        (417,471)
AllianceBernstein
 International Value Fund             33,627         43,116          (9,489)
AIM V.I. Capital Appreciation
 Fund                                 64,667      1,369,461      (1,304,794)
AIM V.I. Core Equity Fund             78,407      1,500,533      (1,422,126)
AIM V.I. High Yield Fund           2,290,804      1,771,925         518,879
AllianceBernstein VP Growth
 and Income Portfolio                249,229        730,239        (481,010)
AllianceBernstein VPS
 Intermediate Bond Portfolio          78,841         70,317           8,524
American Funds Growth Fund            19,152         15,535           3,617
BB&T Mid Cap Growth VIF              477,627      3,375,368      (2,897,741)
BB&T Capital Manager Equity
 VIF                                 101,367      1,581,003      (1,479,636)
BB&T Large Cap VIF                   543,310      7,357,261      (6,813,951)
BB&T Special Opportunities
 Equity VIF                        1,811,057      1,406,867         404,190
BB&T Total Return Bond VIF           838,863      1,304,472        (465,609)
Calvert Social Balanced
 Portfolio                            32,287        135,471        (103,184)
Columbia Small Company Growth
 Fund VS                             645,781      1,563,217        (917,436)
Columbia Large Cap Value Fund
 VS                                  903,893      3,257,919      (2,354,026)
Evergreen VA Diversified
 Capital Builder Fund              1,133,671        936,236         197,435
Evergreen VA Growth Fund           1,124,915      1,738,422        (613,507)
Evergreen VA International
 Equity Fund                       1,257,243      3,071,397      (1,814,154)
Evergreen VA Omega Fund            1,579,995      2,176,593        (596,598)
Evergreen VA Special Values
 Fund                              1,176,213      2,096,622        (920,409)
Evergreen VA High Income Fund         12,286         20,989          (8,703)
Evergreen VA Fundamental
 Large Cap Fund                      781,597      1,696,916        (915,319)
Fidelity(R) VIP Asset
 Manager(TM)                         125,628        429,812        (304,184)
Fidelity(R) VIP Growth               170,328      1,053,602        (883,274)
Fidelity(R) VIP Contrafund(R)        228,259      1,226,601        (998,342)
Fidelity(R) VIP Overseas             109,474        606,509        (497,035)
Fidelity(R) VIP Freedom 2020
 Portfolio                             7,616              1           7,615
Fidelity(R) VIP Freedom 2030
 Portfolio                               377             --             377
Fidelity(R) VIP Freedom 2015          16,270             --          16,270
Fidelity(R) VIP Freedom 2025             376             --             376
Fidelity(R) VIP FundsManager
 50%                                   4,708             --           4,708
Fidelity(R) VIP FundsManager
 85%                                      33             --              33
Franklin Income Securities
 Fund                                 43,631         23,765          19,866
Hartford Advisers HLS Fund        12,729,645    122,904,062    (110,174,417)
Hartford Total Return Bond
 HLS Fund                         47,596,804     76,450,287     (28,853,483)
Hartford Capital Appreciation
 HLS Fund                         35,433,093    109,590,206     (74,157,113)
Hartford Dividend and Growth
 HLS Fund                         22,084,942     98,723,434     (76,638,492)
Hartford Fundamental Growth
 HLS Fund                          5,805,225      6,268,824        (463,599)
Hartford Global Advisers HLS
 Fund                              5,020,563      9,419,618      (4,399,055)
Hartford Global Equity HLS
 Fund                                749,000        733,712          15,288
Hartford Global Health HLS
 Fund                                746,768      6,804,870      (6,058,102)
Hartford Global Growth HLS
 Fund                              6,941,814     23,149,954     (16,208,140)
Hartford Disciplined Equity
 HLS Fund                          6,931,770     28,419,462     (21,487,692)
Hartford Growth HLS Fund           5,767,176     15,115,261      (9,348,085)

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Hartford Growth Opportunities
 HLS Fund                         12,349,842     25,759,461     (13,409,619)
Hartford High Yield HLS Fund      23,622,482     23,827,046        (204,564)
Hartford Index HLS Fund            6,200,764     18,405,218     (12,204,454)
Hartford International Growth
 HLS Fund                         10,147,011     24,533,603     (14,386,592)
Hartford International Small
 Company HLS Fund                  6,388,225      7,412,391      (1,024,166)
Hartford International
 Opportunities HLS Fund           18,134,667     47,019,374     (28,884,707)
Hartford MidCap Growth HLS
 Fund                              3,926,699      1,035,152       2,891,547
Hartford MidCap HLS Fund             222,392     12,745,859     (12,523,467)
Hartford MidCap Value HLS
 Fund                              2,939,180     27,699,199     (24,760,019)
Hartford Money Market HLS
 Fund                            104,768,972    267,136,157    (162,367,180)
Hartford SmallCap Value HLS
 Fund                                867,695        442,372         425,323
Hartford Small Company HLS
 Fund                              7,358,962     24,343,872     (16,984,910)
Hartford SmallCap Growth HLS
 Fund                             12,658,278     19,496,261      (6,837,983)
Hartford Stock HLS Fund           13,660,923     67,971,464     (54,310,541)
Hartford U.S. Government
 Securities HLS Fund              39,366,978     93,993,976     (54,626,998)
Hartford Value HLS Fund            4,636,515     15,397,523     (10,761,008)
Hartford Value Opportunities
 HLS Fund                          5,755,326     14,255,963      (8,500,637)
Hartford Equity Income HLS
 Fund                              7,030,493     10,948,875      (3,918,382)
Huntington VA Income Equity
 Fund                                507,183      3,003,510      (2,496,327)
Huntington VA Dividend
 Capture Fund                        440,825      2,954,631      (2,513,806)
Huntington VA Growth Fund            660,760      2,037,486      (1,376,726)
Huntington VA Mid Corp
 America Fund                        237,793      1,662,363      (1,424,570)
Huntington VA New Economy
 Fund                                244,990        510,583        (265,593)
Huntington VA Rotating
 Markets Fund                        183,048        614,520        (431,472)
Huntington VA International
 Equity Fund                         390,297        463,642         (73,345)
Huntington VA Macro 100 Fund          94,412        320,195        (225,783)
Huntington VA Mortgage
 Securities Fund                     188,437        380,407        (191,970)
Huntington VA Situs Fund             312,348        390,109         (77,761)
BlackRock Global Growth V.I.
 Fund                                 41,134         13,541          27,593
BlackRock Large Cap Growth
 V.I. Fund                            32,372         11,354          21,018
Van Kampen UIF U.S. Real
 Estate Portfolio                     14,406         15,118            (712)
Equity and Income                      8,360         11,395          (3,035)
Mid Cap Growth                        38,710         24,289          14,421
MTB Managed Allocation Fund
 -- Moderate Growth II                12,919        651,917        (638,998)
Columbia Marsico
 International Opportunities
 Fund VS                           1,534,731      4,723,045      (3,188,314)
Columbia High Yield Fund VS        1,205,984      3,120,596      (1,914,612)
Columbia Marsico Focused
 Equities Fund VS                    562,512      7,131,759      (6,569,247)
Columbia Asset Allocation
 Fund VS                             414,042      1,482,043      (1,068,001)
Columbia Marsico Growth Fund
 VS                                  683,069      4,861,705      (4,178,636)
Columbia Marsico 21st Century
 Fund VS                             642,859      2,361,412      (1,718,553)
Columbia Marsico Midcap
 Growth Fund VS                    2,094,110      4,437,962      (2,343,852)
Oppenheimer Global Securities
 Fund                                 26,564         24,965           1,599
Putnam VT Small Cap Value             15,264         14,225           1,039
PIMCO VIT Real Return                 79,146         37,008          42,138
Pioneer Fund VCT Portfolio           654,886     11,166,003     (10,511,117)
Pioneer Mid Cap Value VCT
 Portfolio                            24,855         11,436          13,419
Jennison 20/20 Focus
 Portfolio                            38,815        135,337         (96,522)
Jennison Portfolio                   459,459        275,245         184,214

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Prudential Value Portfolio               261         91,250         (90,989)
Prudential Series
 International Growth                 69,519        190,779        (121,260)
Royce Small-Cap Portfolio             33,721         29,262           4,459
Western Asset Government
 Money Market Fund                        --          5,244          (5,244)
Legg Mason ClearBridge
 Appreciation Fund                        --              2              (2)
Western Asset Money Market
 Fund                                     --          8,792          (8,792)
Victory Variable Insurance
 Diversified Stock Fund                8,603         34,288         (25,685)
Comstock                              11,898          6,897           5,001
Wells Fargo Advantage VT
 Asset Allocation Fund                 1,246          4,815          (3,569)
Wells Fargo Advantage VT
 Total Return Bond Fund               33,341         35,254          (1,913)
Wells Fargo Advantage VT
 Equity Income Fund                   81,268         81,227              41
Wells Fargo Advantage VT
 International Core Fund              15,353          3,950          11,403
Wells Fargo Advantage VT
 Large Company Growth Fund            80,551        107,059         (26,508)
Wells Fargo Advantage VT
 Small Cap Growth Fund                 1,320          5,117          (3,797)

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Century(R) VP
 Capital Appreciation Fund           698,640      1,003,566        (304,926)
AllianceBernstein
 International Value Fund             43,184        125,841         (82,657)
AIM V.I. Capital Appreciation
 Fund                                210,036      1,470,642      (1,260,606)
AIM V.I. Core Equity Fund            151,008      3,400,995      (3,249,987)
AIM V.I. High Yield Fund             223,689      1,534,735      (1,311,046)
AllianceBernstein VP Growth
 and Income Portfolio                171,403        655,843        (484,440)
AllianceBernstein VPS
 Intermediate Bond Portfolio         831,367      2,400,659      (1,569,292)
American Funds Growth Fund            12,868          6,851           6,017
BB&T Mid Cap Growth VIF            1,099,498      4,473,991      (3,374,493)
BB&T Capital Manager Equity
 VIF                                 268,624      2,542,966      (2,274,342)
BB&T Large Cap VIF                 1,897,874     17,504,954     (15,607,080)
BB&T Special Opportunities
 Equity VIF                        1,655,559      1,748,280         (92,721)
BB&T Total Return Bond VIF         2,304,978        949,420       1,355,558
Calvert Social Balanced
 Portfolio                            65,209        157,957         (92,748)
Columbia Asset Allocation
 Fund VS                             415,759      2,515,923      (2,100,164)
Columbia Small Company Growth
 Fund VS                           1,453,795      3,538,252      (2,084,457)
Columbia Large Cap Value Fund
 VS                                1,503,100      5,847,757      (4,344,657)
Evergreen VA Diversified
 Capital Builder Fund                499,632      2,238,770      (1,739,138)
Evergreen VA Growth Fund             502,060      1,858,876      (1,356,816)
Evergreen VA International
 Equity Fund                       1,587,897      5,107,350      (3,519,453)
Evergreen VA Omega Fund            1,172,871      3,539,267      (2,366,396)
Evergreen VA Special Values
 Fund                              1,725,064      4,533,956      (2,808,892)
Evergreen VA High Income Fund              5         70,570         (70,565)
Evergreen VA Fundamental
 Large Cap Fund                      474,401      2,868,340      (2,393,939)
Fidelity(R) VIP Asset
 ManagerTM                           365,235        486,977        (121,742)
Fidelity(R) VIP Growth               377,005        985,533        (608,528)
Fidelity(R) VIP Contrafund(R)        498,175      1,117,566        (619,391)
Fidelity(R) VIP Overseas             249,635        599,406        (349,771)
Franklin Income Securities
 Fund                                 26,342         26,665            (323)
Hartford Advisers HLS Fund        21,355,584    203,063,978    (181,708,394)

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Hartford LargeCap Growth HLS
 Fund                                481,798        122,382         359,416
Hartford Total Return Bond
 HLS Fund                         48,547,390    140,934,702     (92,387,312)
Hartford Capital Appreciation
 HLS Fund                         39,861,460    165,646,865    (125,785,405)
Hartford Dividend and Growth
 HLS Fund                         32,250,698    157,348,456    (125,097,758)
Hartford Fundamental Growth
 HLS Fund                         11,894,677     11,874,660          20,017
Hartford Global Advisers HLS
 Fund                              7,610,035     15,174,622      (7,564,587)
Hartford Global Equity HLS
 Fund                              6,168,540     58,641,245     (52,472,705)
Hartford Global Health HLS
 Fund                              1,508,281     12,435,967     (10,927,686)
Hartford Global Growth HLS
 Fund                             16,512,642     38,284,212     (21,771,570)
Hartford Disciplined Equity
 HLS Fund                         12,827,251     43,283,602     (30,456,351)
Hartford Growth HLS Fund          11,936,145     25,195,883     (13,259,738)
Hartford Growth Opportunities
 HLS Fund                         16,835,498     37,853,034     (21,017,536)
Hartford High Yield HLS Fund      12,345,518     41,910,722     (29,565,204)
Hartford Index HLS Fund            8,145,373     33,099,808     (24,954,435)
Hartford International Growth
 HLS Fund                         16,771,325     41,815,531     (25,044,206)
Hartford International Small
 Company HLS Fund                  5,849,058     20,330,372     (14,481,314)
Hartford International
 Opportunities HLS Fund           26,243,641     63,942,367     (37,698,726)
Hartford MidCap Growth HLS
 Fund                              1,004,790        316,702         688,088
Hartford Mid Cap HLS Fund            550,365     23,763,257     (23,212,892)
Hartford MidCap Value HLS
 Fund                              7,640,041     44,306,218     (36,666,177)
Hartford Money Market HLS
 Fund                            354,039,163    206,991,504     147,047,659
Hartford SmallCap Value HLS
 Fund                                634,252        286,870         347,382
Hartford Small Company HLS
 Fund                             10,302,161     37,499,489     (27,197,328)
Hartford SmallCap Growth HLS
 Fund                             11,817,972     29,827,677     (18,009,705)
Hartford Stock HLS Fund           22,013,004     95,421,173     (73,408,169)
Hartford U.S. Government
 Securities HLS Fund             204,827,400    172,673,458      32,153,942
Hartford Value HLS Fund           10,563,947     35,308,670     (24,744,723)
Hartford Value Opportunities
 HLS Fund                          6,124,987     25,582,156     (19,457,169)
Hartford Equity Income HLS
 Fund                              8,128,390     26,649,751     (18,521,361)
Huntington VA Income Equity
 Fund                              1,699,196      5,661,831      (3,962,635)
Huntington VA Dividend
 Capture Fund                      1,234,298      4,947,824      (3,713,526)
Huntington VA Growth Fund          1,373,469      3,835,330      (2,461,861)
Huntington VA Mid Corp
 America Fund                        678,394      2,347,027      (1,668,633)
Huntington VA New Economy
 Fund                                333,648        865,474        (531,826)
Huntington VA Rotating
 Markets Fund                        306,059        982,485        (676,426)
Huntington VA International
 Equity Fund                         554,196        527,027          27,169
Huntington VA Macro 100 Fund          73,663        850,107        (776,444)
Huntington VA Mortgage
 Securities Fund                     361,508        293,977          67,531
Huntington VA Situs Fund             390,353        510,963        (120,610)
BlackRock Global Growth V.I.
 Fund                                 23,596         65,846         (42,250)
BlackRock Large Cap Growth
 V.I. Fund                            35,317         17,657          17,660
Van Kampen UIF U.S. Real
 Estate Portfolio                     17,430         23,373          (5,943)
Equity and Income                      9,384         11,516          (2,132)
Mid Cap Growth                        15,089         14,693             396
MTB Large Cap Growth Fund II          52,679         38,836          13,843
MTB Large Cap Value Fund II           42,627         60,818         (18,191)
MTB Managed Allocation Fund
 -- Moderate Growth II                91,116        221,410        (130,294)
MTB Managed Allocation Fund
 -- Aggressive Growth II                  --             --              --

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
MTB Managed Allocation Fund
 -- Conservative Growth II               213             --             213
Columbia Marsico
 International Opportunities
 Fund VS                           1,603,378      5,419,804      (3,816,426)
Columbia High Yield Fund VS          853,377      3,993,773      (3,140,396)
Columbia Marsico Focused
 Equities Fund VS                    976,271      8,989,316      (8,013,045)
Columbia Marsico Growth Fund
 VS                                  852,301      5,970,039      (5,117,738)
Columbia Marsico 21st Century
 Fund VS                             970,269      3,638,443      (2,668,174)
Columbia Marsico Midcap
 Growth Fund VS                    2,509,710      5,684,079      (3,174,369)
Oppenheimer Global Securities
 Fund                                 22,442         23,171            (729)
Putnam VT Small Cap Value             13,650         20,557          (6,907)
PIMCO VIT Real Return                119,962         85,996          33,966
Pioneer Fund VCT Portfolio         1,074,007     23,016,267     (21,942,260)
Pioneer VCT Oak Ridge Large
 Cap Growth Portfolio                681,122      3,441,982      (2,760,860)
Pioneer Mid Cap Value VCT
 Portfolio                            11,399         14,353          (2,954)
Jennison 20/20 Focus
 Portfolio                           142,421        212,573         (70,152)
Jennison Portfolio                   199,503        488,482        (288,979)
Prudential Value Portfolio            54,462        115,003         (60,541)
Prudential Series
 International Growth                118,383        139,615         (21,232)
Royce Small-Cap Portfolio             55,745         40,600          15,145
Western Asset Government
 Money Market Fund                        --            536            (536)
Legg Mason Partners
 Appreciation Fund                        --              2              (2)
Western Asset Money Market
 Fund                                     --          2,494          (2,494)
UBS Series Trust -- U.S.
 Allocation Portfolio                470,061      3,525,684      (3,055,623)
Victory Variable Insurance
 Diversified Stock Fund               13,388         51,710         (38,322)
Comstock                               4,295          7,962          (3,667)
Wells Fargo Advantage VT
 Asset Allocation Fund                 1,578             48           1,530
Wells Fargo Advantage VT
 Total Return Bond Fund                2,351         30,811         (28,460)
Wells Fargo Advantage VT
 Equity Income Fund                    7,104         11,098          (3,994)
Wells Fargo Advantage VT
 International Core Fund              18,914          5,329          13,585
Wells Fargo Advantage VT
 Large Company Growth Fund            28,215         25,051           3,164
Wells Fargo Advantage VT
 Small Cap Growth Fund                 3,100          2,672             428
RidgeWorth Variable Trust
 Large Cap Growth Stock Fund         177,707        520,863        (343,156)
RidgeWorth Variable Trust
 Large Cap Core Equity Fund          161,389        424,976        (263,587)
RidgeWorth Variable Trust
 Mid-Cap Core Equity Fund             85,614        237,936        (152,322)
RidgeWorth Variable Trust
 Large Cap Value Equity Fund          92,373        272,060        (179,687)

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units owned by participants, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has issued or outstanding units during the reporting period.

                                                 UNIT          CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN CENTURY(R) VP CAPITAL
 APPRECIATION FUND
 2009  Lowest contract charges       94,477     $1.775830          $167,776
    Highest contract charges      1,987,112      1.666424         3,311,371
    Remaining contract charges      319,642            --           566,094
 2008  Lowest contract charges       83,586      1.304625           109,048
    Highest contract charges        330,974      1.269495           420,170
    Remaining contract charges    2,404,142            --         2,972,715
 2007  Lowest contract charges      106,620      2.441276           260,288
    Highest contract charges        413,329      2.388700           987,320
    Remaining contract charges    2,603,679            --         6,059,232
 2006  Lowest contract charges       90,274      1.686113           152,212
    Highest contract charges        448,225      1.658885           743,553
    Remaining contract charges    2,512,544            --         4,085,960
 2005  Lowest contract charges      101,611      1.448536           147,187
    Highest contract charges        349,120      1.432998           500,288
    Remaining contract charges    2,529,839            --         3,547,756
ALLIANCEBERNSTEIN INTERNATIONAL
 VALUE FUND
 2009  Lowest contract charges      136,100      7.512547         1,022,457
    Highest contract charges             --            --                --
    Remaining contract charges           --            --                --
 2008  Lowest contract charges      145,589      5.661721           824,287
    Highest contract charges             --            --                --
    Remaining contract charges           --            --                --
 2007  Lowest contract charges      228,246     12.271749         2,800,980
    Highest contract charges             --            --                --
    Remaining contract charges           --            --                --
 2006  Lowest contract charges      173,572     11.769020         2,042,768
    Highest contract charges             --            --                --
    Remaining contract charges           --            --                --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
AMERICAN CENTURY(R) VP CAPITAL
 APPRECIATION FUND
 2009  Lowest contract charges         0.70%             0.99%             36.12%
    Highest contract charges           1.25%             0.84%             35.37%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         0.70%               --             (46.56)%
    Highest contract charges           1.26%               --             (46.85)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         0.70%               --              44.79%
    Highest contract charges           1.24%               --              43.99%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.70%               --              16.40%
    Highest contract charges           1.25%               --              15.76%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.70%               --              21.21%
    Highest contract charges           1.25%               --              20.55%
    Remaining contract charges           --                --                 --
ALLIANCEBERNSTEIN INTERNATIONAL
 VALUE FUND
 2009  Lowest contract charges         1.25%             1.21%             32.69%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.26%             0.89%            (53.86)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.25%             1.08%              4.27%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.90%             0.13%             17.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
 FUND
 2009  Lowest contract charges    1,456,833     $0.821546        $1,196,855
    Highest contract charges         29,315      0.995231            29,175
    Remaining contract charges      940,637            --           749,938
 2008  Lowest contract charges    2,709,322      0.687060         1,861,467
    Highest contract charges         12,131      0.649854             7,883
    Remaining contract charges    1,010,126            --           675,671
 2007  Lowest contract charges    3,598,297      1.209791         4,353,188
    Highest contract charges         52,326      1.047065            54,788
    Remaining contract charges    1,341,562            --         1,593,949
 2006  Lowest contract charges    4,725,630      1.093620         5,168,044
    Highest contract charges         64,642      0.952215            61,552
    Remaining contract charges    1,574,085            --         1,695,167
 2005  Lowest contract charges    5,345,357      1.041752         5,568,537
    Highest contract charges         63,542      0.912509            57,983
    Remaining contract charges    1,745,628            --         1,795,453
AIM V.I. CORE EQUITY FUND
 2009  Lowest contract charges    3,770,536      0.961151         3,624,054
    Highest contract charges         12,944      0.908332            11,757
    Remaining contract charges    1,611,926            --         1,509,418
 2008  Lowest contract charges    4,922,072      0.758567         3,733,722
    Highest contract charges         23,323      0.721564            16,829
    Remaining contract charges    1,872,137            --         1,387,467
 2007  Lowest contract charges    7,452,120      1.099532         8,193,845
    Highest contract charges          9,732      1.052725            10,245
    Remaining contract charges    2,605,667            --         2,813,945
 2006  Lowest contract charges   10,620,124      1.029777        10,936,359
    Highest contract charges          9,738      0.992365             9,664
    Remaining contract charges    3,130,394            --         3,175,150
AIM V.I. HIGH YIELD FUND
 2009  Lowest contract charges    1,190,314      1.176320         1,400,190
    Highest contract charges        849,353      1.095364           930,351
    Remaining contract charges      544,965            --           650,102
 2008  Lowest contract charges    1,362,940      0.779585         1,062,528
    Highest contract charges         12,479      0.737411             9,202
    Remaining contract charges      690,334            --           553,159
 2007  Lowest contract charges    2,261,555      1.062361         2,402,588
    Highest contract charges         34,401      1.012460            34,829
    Remaining contract charges    1,080,843            --         1,145,178
 2006  Lowest contract charges    3,348,187      1.062502         3,557,456
    Highest contract charges         10,162      1.020226            10,367
    Remaining contract charges    1,276,045            --         1,352,309
 2005  Lowest contract charges    4,988,764      0.971542         4,846,794
    Highest contract charges         10,933      0.939908            10,276
    Remaining contract charges    1,270,640            --         1,224,484

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
 FUND
 2009  Lowest contract charges         1.26%             0.52%             19.57%
    Highest contract charges           2.13%             0.85%             18.50%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.26%               --             (43.21)%
    Highest contract charges           1.97%               --             (43.63)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.25%               --              10.62%
    Highest contract charges           1.85%               --               9.96%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.25%             0.06%              4.98%
    Highest contract charges           1.85%             0.06%              4.35%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.25%             0.06%              7.49%
    Highest contract charges           1.84%             0.07%              6.84%
    Remaining contract charges           --                --                 --
AIM V.I. CORE EQUITY FUND
 2009  Lowest contract charges         1.25%             1.74%             26.71%
    Highest contract charges           1.90%             1.21%             25.88%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.26%             1.92%            (31.01)%
    Highest contract charges           1.90%             2.88%            (31.46)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.25%             0.96%              6.77%
    Highest contract charges           1.89%             1.12%              6.08%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.85%             0.54%              8.38%
    Highest contract charges           1.29%             0.58%              7.91%
    Remaining contract charges           --                --                 --
AIM V.I. HIGH YIELD FUND
 2009  Lowest contract charges         1.25%             8.36%             50.89%
    Highest contract charges           2.09%            25.02%             49.62%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.25%             7.82%            (26.62)%
    Highest contract charges           2.01%             5.13%            (27.17)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.25%             5.86%             (0.01)%
    Highest contract charges           1.99%             9.34%             (0.76)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.25%             7.30%              9.36%
    Highest contract charges           2.00%             8.48%              8.55%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.25%             8.54%              1.44%
    Highest contract charges           1.99%             8.66%              0.68%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP GROWTH AND
 INCOME PORTFOLIO
 2009  Lowest contract charges       18,629     $1.035072           $19,282
    Highest contract charges         14,285      0.958707            13,695
    Remaining contract charges    1,875,225            --         1,882,585
 2008  Lowest contract charges       25,079      0.869995            21,819
    Highest contract charges         14,395      0.812687            11,699
    Remaining contract charges    2,349,675            --         1,989,856
 2007  Lowest contract charges       59,087      1.483926            87,680
    Highest contract charges         13,857      1.398037            19,372
    Remaining contract charges    2,800,645            --         4,063,865
 2006  Lowest contract charges       76,611      1.431509           109,669
    Highest contract charges         14,232      1.360165            19,358
    Remaining contract charges    3,211,764            --         4,511,624
 2005  Lowest contract charges       80,405      1.237832            99,528
    Highest contract charges         14,732      1.186183            17,475
    Remaining contract charges    3,873,707            --         4,706,615
ALLIANCEBERNSTEIN VPS
 INTERMEDIATE BOND PORTFOLIO
 2009  Lowest contract charges       11,915     10.862750           129,428
    Highest contract charges            352     10.669784             3,758
    Remaining contract charges      225,039            --         2,432,746
 2008  Lowest contract charges       13,089      9.296380           121,681
    Highest contract charges            353      9.222976             3,251
    Remaining contract charges      215,340            --         1,998,426
AMERICAN FUNDS GROWTH FUND
 2009  Lowest contract charges       38,463      8.858909           340,742
    Highest contract charges             --            --                --
    Remaining contract charges           --            --                --
 2008  Lowest contract charges       34,846      6.434415           224,215
    Highest contract charges             --            --                --
    Remaining contract charges           --            --                --
 2007  Lowest contract charges       28,829     11.628755           335,249
    Highest contract charges             --            --                --
    Remaining contract charges           --            --                --
 2006  Lowest contract charges       12,090     10.480791           126,712
    Highest contract charges             --            --                --
    Remaining contract charges           --            --                --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
ALLIANCEBERNSTEIN VP GROWTH AND
 INCOME PORTFOLIO
 2009  Lowest contract charges         1.15%             3.52%             18.97%
    Highest contract charges           2.00%             3.59%             17.97%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.16%             2.21%            (41.37)%
    Highest contract charges           2.01%             1.75%            (41.87)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.15%             1.15%              3.66%
    Highest contract charges           1.99%             1.20%              2.78%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             1.19%             15.65%
    Highest contract charges           2.00%             1.15%             14.67%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.14%             1.20%              3.40%
    Highest contract charges           2.00%             1.26%              2.53%
    Remaining contract charges           --                --                 --
ALLIANCEBERNSTEIN VPS
 INTERMEDIATE BOND PORTFOLIO
 2009  Lowest contract charges         1.15%             3.45%             16.85%
    Highest contract charges           2.15%             3.42%             15.69%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         0.91%               --              (6.87)%
    Highest contract charges           1.70%               --              (7.50)%
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GROWTH FUND
 2009  Lowest contract charges         1.25%             0.69%             37.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.25%             0.95%            (44.67)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.24%             0.93%             10.95%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.90%             1.08%              4.75%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
BB&T MID CAP GROWTH VIF
 2009  Lowest contract charges      818,965     $1.221968        $1,000,750
    Highest contract charges         41,920      1.305063            54,708
    Remaining contract charges    3,532,139            --         4,264,952
 2008  Lowest contract charges    1,393,867      0.968110         1,349,416
    Highest contract charges        105,850      0.917804            97,150
    Remaining contract charges    5,791,048            --         5,556,477
 2007  Lowest contract charges    1,956,507      2.031000         3,973,667
    Highest contract charges          3,811      2.196731             8,372
    Remaining contract charges    8,704,940            --        17,592,441
 2006  Lowest contract charges    1,964,026      1.521650         2,988,559
    Highest contract charges         31,024      1.664020            51,623
    Remaining contract charges    9,791,128            --        14,847,566
 2005  Lowest contract charges    1,894,083      1.490627         2,823,371
    Highest contract charges         32,480      1.644827            53,424
    Remaining contract charges   11,104,636            --        16,539,223
BB&T CAPITAL MANAGER EQUITY VIF
 2009  Lowest contract charges    1,153,117      0.895413         1,032,516
    Highest contract charges        107,959      0.840765            90,768
    Remaining contract charges    3,365,042            --         3,038,286
 2008  Lowest contract charges    1,711,547      0.723200         1,237,791
    Highest contract charges        106,630      0.684512            72,990
    Remaining contract charges    4,287,577            --         3,130,589
 2007  Lowest contract charges    1,985,100      1.184223         2,350,801
    Highest contract charges         24,868      1.616968            40,211
    Remaining contract charges    6,370,128            --         7,617,615
 2006  Lowest contract charges    2,155,237      1.173652         2,529,499
    Highest contract charges         27,263      1.617024            44,085
    Remaining contract charges    7,189,146            --         8,541,622
 2005  Lowest contract charges    2,141,650      1.025898         2,197,114
    Highest contract charges         28,482      1.426229            40,622
    Remaining contract charges    7,229,708            --         7,537,158

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
BB&T MID CAP GROWTH VIF
 2009  Lowest contract charges         1.15%               --              26.22%
    Highest contract charges           1.98%               --              25.16%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.16%               --             (52.33)%
    Highest contract charges           1.95%               --             (52.71)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.15%               --              33.47%
    Highest contract charges           2.08%               --              32.21%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             0.42%              2.08%
    Highest contract charges           2.05%             0.43%              1.17%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.15%               --              13.07%
    Highest contract charges           2.04%               --              12.06%
    Remaining contract charges           --                --                 --
BB&T CAPITAL MANAGER EQUITY VIF
 2009  Lowest contract charges         1.15%             0.86%             23.81%
    Highest contract charges           1.95%             0.95%             22.83%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.15%             1.39%            (38.93)%
    Highest contract charges           1.96%             1.01%            (39.42)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.15%             2.63%              0.90%
    Highest contract charges           2.05%             2.57%                --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             1.08%             14.40%
    Highest contract charges           2.05%             1.08%             13.38%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.14%             1.60%              5.55%
    Highest contract charges           2.04%             1.46%              4.60%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
BB&T LARGE CAP VIF
 2009  Lowest contract charges    1,552,011     $1.241859        $1,927,378
    Highest contract charges         27,388      1.127882            30,890
    Remaining contract charges   19,840,282            --        24,040,723
 2008  Lowest contract charges    2,065,772      1.060141         2,190,009
    Highest contract charges         43,459      0.973003            42,286
    Remaining contract charges   26,124,401            --        27,139,818
 2007  Lowest contract charges    3,108,174      1.713950         5,327,255
    Highest contract charges         72,955      1.589700           115,976
    Remaining contract charges   40,659,583            --        68,562,603
 2006  Lowest contract charges    2,664,998      1.841882         4,908,613
    Highest contract charges         61,354      1.726385           105,921
    Remaining contract charges   43,989,414            --        80,047,014
 2005  Lowest contract charges    2,351,428      1.536222         3,612,316
    Highest contract charges         48,092      1.455089            69,979
    Remaining contract charges   50,561,931            --        76,949,445
BB&T SPECIAL OPPORTUNITIES
 EQUITY VIF
 2009  Lowest contract charges    2,944,403      1.633517         4,809,732
    Highest contract charges        140,617      1.543013           216,973
    Remaining contract charges    3,589,118            --         5,723,723
 2008  Lowest contract charges    2,851,441      1.151245         3,282,708
    Highest contract charges         58,215      1.098924            63,974
    Remaining contract charges    3,360,292            --         3,792,416
 2007  Lowest contract charges    2,845,353      1.756853         4,998,867
    Highest contract charges         66,191      1.694734           112,176
    Remaining contract charges    3,451,125            --         5,970,314
 2006  Lowest contract charges    2,657,128      1.567011         4,163,749
    Highest contract charges         66,704      1.527542           101,895
    Remaining contract charges    3,723,419            --         5,772,682
 2005  Lowest contract charges    3,167,861      1.271051         4,026,513
    Highest contract charges         51,215      1.252108            64,127
    Remaining contract charges    3,936,313            --         4,971,728

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
BB&T LARGE CAP VIF
 2009  Lowest contract charges         1.15%             0.99%             17.14%
    Highest contract charges           2.21%             0.99%             15.92%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.16%             1.55%            (38.15)%
    Highest contract charges           2.21%             1.59%            (38.79)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.15%             1.95%             (6.95)%
    Highest contract charges           2.19%             1.96%             (7.92)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             1.34%             19.90%
    Highest contract charges           2.20%             1.41%             18.65%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.15%             1.98%              5.68%
    Highest contract charges           2.19%             2.09%              4.58%
    Remaining contract charges           --                --                 --
BB&T SPECIAL OPPORTUNITIES
 EQUITY VIF
 2009  Lowest contract charges         1.15%               --              41.89%
    Highest contract charges           2.20%               --              40.41%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.15%             0.13%            (34.47)%
    Highest contract charges           2.21%             0.12%            (35.16)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.15%               --              12.12%
    Highest contract charges           2.19%               --              10.95%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             0.05%             23.29%
    Highest contract charges           2.20%             0.06%             22.00%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.14%               --               5.08%
    Highest contract charges           2.18%               --               3.98%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
BB&T TOTAL RETURN BOND VIF
 2009  Lowest contract charges    1,561,509     $1.210523        $1,890,242
    Highest contract charges        216,536      1.143444           247,596
    Remaining contract charges    1,617,608            --         1,903,992
 2008  Lowest contract charges    1,995,728      1.127745         2,250,672
    Highest contract charges        561,631      1.088487           611,328
    Remaining contract charges    1,303,903            --         1,442,065
 2007  Lowest contract charges    1,653,322      1.103453         1,824,363
    Highest contract charges        133,172      1.073588           142,972
    Remaining contract charges      719,210            --           782,099
 2006  Lowest contract charges      981,148      1.048296         1,028,534
    Highest contract charges        122,645      1.028105           126,092
    Remaining contract charges      601,271            --           623,359
 2005  Lowest contract charges      991,885      1.024796         1,016,480
    Highest contract charges        185,294      1.013127           187,727
    Remaining contract charges      639,235            --           650,796
CALVERT SOCIAL BALANCED
 PORTFOLIO
 2009  Lowest contract charges       27,940      2.980662            83,281
    Highest contract charges        486,720      2.797239         1,361,473
    Remaining contract charges      135,877            --           380,734
 2008  Lowest contract charges       28,896      2.395674            69,226
    Highest contract charges        138,633      2.260639           313,399
    Remaining contract charges      586,192            --         1,325,681
 2007  Lowest contract charges       23,338      3.512882            81,984
    Highest contract charges        164,339      3.333187           547,773
    Remaining contract charges      658,792            --         2,196,605
 2006  Lowest contract charges       23,198      3.442632            79,861
    Highest contract charges        205,816      3.284534           676,005
    Remaining contract charges      785,427            --         2,581,556
 2005  Lowest contract charges       32,698      3.187247           104,215
    Highest contract charges        195,697      3.057638           598,371
    Remaining contract charges      949,587            --         2,905,051

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
BB&T TOTAL RETURN BOND VIF
 2009  Lowest contract charges         1.15%             3.99%              7.34%
    Highest contract charges           0.40%             0.74%              6.22%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.15%             4.12%              2.20%
    Highest contract charges           1.94%             4.07%              1.39%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.15%             4.30%              5.26%
    Highest contract charges           1.95%             4.34%              4.42%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             4.32%              2.29%
    Highest contract charges           1.95%             4.31%              1.48%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.14%             4.18%              1.11%
    Highest contract charges           1.93%             3.95%              0.31%
    Remaining contract charges           --                --                 --
CALVERT SOCIAL BALANCED
 PORTFOLIO
 2009  Lowest contract charges         0.70%             2.21%             24.42%
    Highest contract charges           1.25%             2.06%             23.74%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         0.70%             2.61%            (31.80)%
    Highest contract charges           1.25%             2.30%            (32.18)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         0.70%             2.45%              2.04%
    Highest contract charges           1.25%             2.14%              1.48%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.70%             2.05%              8.01%
    Highest contract charges           1.25%             2.43%              7.42%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.70%             1.69%              4.91%
    Highest contract charges           1.25%             1.85%              4.34%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
COLUMBIA SMALL COMPANY GROWTH
 FUND VS
 2009  Lowest contract charges    2,120,397     $1.036734        $2,198,288
    Highest contract charges         61,472      0.930713            57,212
    Remaining contract charges    6,287,420            --         6,215,481
 2008  Lowest contract charges    2,414,407      0.835439         2,017,090
    Highest contract charges         67,167      0.757546            50,882
    Remaining contract charges    6,905,151            --         5,531,537
 2007  Lowest contract charges    3,451,240      1.429622         4,933,969
    Highest contract charges        104,221      1.309405           136,468
    Remaining contract charges    7,915,721            --        10,924,433
 2006  Lowest contract charges    4,385,997      1.275885         5,596,028
    Highest contract charges        194,334      1.216903           236,487
    Remaining contract charges    8,707,977            --        10,784,938
 2005  Lowest contract charges    5,210,434      1.150236         5,993,228
    Highest contract charges        205,027      1.106971           226,959
    Remaining contract charges    9,419,904            --        10,562,297
COLUMBIA LARGE CAP VALUE FUND
 VS
 2009  Lowest contract charges    3,159,083      1.112751         3,515,272
    Highest contract charges        107,248      0.947212           101,587
    Remaining contract charges   10,506,960            --        11,128,600
 2008  Lowest contract charges    4,508,901      0.908761         4,097,513
    Highest contract charges        114,364      0.781357            89,359
    Remaining contract charges   11,504,052            --        10,007,057
 2007  Lowest contract charges    6,383,130      1.462325         9,334,210
    Highest contract charges        116,547      1.269992           148,014
    Remaining contract charges   13,972,297            --        19,691,887
 2006  Lowest contract charges    8,381,636      1.441285        12,080,326
    Highest contract charges        294,933      1.374716           405,449
    Remaining contract charges   14,962,803            --        20,863,563
 2005  Lowest contract charges   10,274,583      1.235396        12,693,179
    Highest contract charges        326,922      1.188988           388,706
    Remaining contract charges   15,627,027            --        18,763,038

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
COLUMBIA SMALL COMPANY GROWTH
 FUND VS
 2009  Lowest contract charges         1.25%               --              24.10%
    Highest contract charges           2.25%               --              22.86%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.26%               --             (41.56)%
    Highest contract charges           2.26%               --             (42.15)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.25%               --              12.05%
    Highest contract charges           2.14%               --              10.93%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.85%               --              (5.14)%
    Highest contract charges           1.46%               --              (5.71)%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.25%               --               4.80%
    Highest contract charges           2.14%               --               3.86%
    Remaining contract charges           --                --                 --
COLUMBIA LARGE CAP VALUE FUND
 VS
 2009  Lowest contract charges         1.25%             2.99%             22.45%
    Highest contract charges           2.25%             3.05%             21.23%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.26%             2.42%            (37.86)%
    Highest contract charges           2.26%             2.43%            (38.48)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.25%             1.42%              1.46%
    Highest contract charges           2.17%               --               0.45%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.85%             1.36%              7.76%
    Highest contract charges           1.46%             1.37%              7.11%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.25%               --               7.97%
    Highest contract charges           2.14%               --               7.01%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED
 CAPITAL BUILDER FUND
 2009  Lowest contract charges      135,936     $0.832612          $113,182
    Highest contract charges         29,773      0.755757            22,501
    Remaining contract charges    4,114,382            --         3,261,204
 2008  Lowest contract charges      165,897      0.599863            99,516
    Highest contract charges         19,122      0.550506            10,527
    Remaining contract charges    3,897,637            --         2,236,348
 2007  Lowest contract charges      204,216      1.113690           227,433
    Highest contract charges         18,569      1.033389            19,189
    Remaining contract charges    5,599,009            --         5,995,686
 2006  Lowest contract charges      229,041      1.055993           241,866
    Highest contract charges         19,419      0.990679            19,241
    Remaining contract charges    6,656,814            --         6,789,814
 2005  Lowest contract charges      119,079      0.972446           115,798
    Highest contract charges         19,996      0.922388            18,444
    Remaining contract charges    7,531,993            --         7,075,000
EVERGREEN VA GROWTH FUND
 2009  Lowest contract charges      187,244      1.275078           238,750
    Highest contract charges        358,942      0.846293           303,770
    Remaining contract charges    4,127,303            --         4,424,562
 2008  Lowest contract charges      214,462      0.922761           197,897
    Highest contract charges        304,975      0.619213           188,844
    Remaining contract charges    4,767,559            --         3,736,466
 2007  Lowest contract charges      261,752      1.585578           415,028
    Highest contract charges         99,122      1.075782           106,634
    Remaining contract charges    6,282,938            --         8,560,751
 2006  Lowest contract charges      243,137      1.444366           351,179
    Highest contract charges        114,661      0.990811           113,611
    Remaining contract charges    8,229,803            --        10,410,616
 2005  Lowest contract charges      260,915      1.315864           343,329
    Highest contract charges        112,937      0.912639           103,071
    Remaining contract charges   10,312,937            --        12,011,914

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
EVERGREEN VA DIVERSIFIED
 CAPITAL BUILDER FUND
 2009  Lowest contract charges         1.15%             2.99%             38.80%
    Highest contract charges           2.24%             2.47%             37.28%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.15%               --             (46.14)%
    Highest contract charges           2.26%               --             (46.73)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.15%             3.93%              5.46%
    Highest contract charges           2.24%             4.11%              4.31%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             3.14%              8.59%
    Highest contract charges           2.25%             2.46%              7.40%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.15%             2.36%              4.09%
    Highest contract charges           2.24%             2.35%              2.95%
    Remaining contract charges           --                --                 --
EVERGREEN VA GROWTH FUND
 2009  Lowest contract charges         1.15%             0.01%             38.18%
    Highest contract charges           2.23%             0.01%             36.67%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.15%             0.03%            (41.80)%
    Highest contract charges           2.25%             0.03%            (42.44)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.15%               --               9.78%
    Highest contract charges           2.25%               --               8.58%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%               --               9.77%
    Highest contract charges           2.25%               --               8.57%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.14%               --               5.30%
    Highest contract charges           2.23%               --               4.15%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL
 EQUITY FUND
 2009  Lowest contract charges      574,228     $1.519248          $872,394
    Highest contract charges        289,811      0.864824           250,636
    Remaining contract charges   10,845,173            --        12,042,894
 2008  Lowest contract charges      639,497      1.325462           847,629
    Highest contract charges        303,353      0.762859           231,415
    Remaining contract charges   12,580,516            --        12,296,362
 2007  Lowest contract charges      691,607      2.291471         1,584,797
    Highest contract charges        388,868      1.333469           518,543
    Remaining contract charges   15,962,344            --        27,300,919
 2006  Lowest contract charges      651,293      2.015588         1,312,738
    Highest contract charges        430,101      1.185895           510,054
    Remaining contract charges   18,887,235            --        29,017,420
 2005  Lowest contract charges      689,661      1.655468         1,141,711
    Highest contract charges        472,238      0.984776           465,048
    Remaining contract charges   21,137,327            --        26,884,680
EVERGREEN VA OMEGA FUND
 2009  Lowest contract charges       99,548      0.970138            96,575
    Highest contract charges        104,592      0.694738            72,664
    Remaining contract charges    5,400,715            --         4,386,712
 2008  Lowest contract charges      148,778      0.681644           101,414
    Highest contract charges         75,493      0.493531            37,258
    Remaining contract charges    5,977,182            --         3,449,306
 2007  Lowest contract charges      153,622      0.947090           145,494
    Highest contract charges         81,628      0.693326            56,595
    Remaining contract charges    8,332,599            --         6,785,656
 2006  Lowest contract charges      152,909      0.855696           130,844
    Highest contract charges         84,586      0.633346            53,570
    Remaining contract charges   10,308,517            --         7,589,378
 2005  Lowest contract charges      156,352      0.816470           127,657
    Highest contract charges         86,546      0.611009            52,880
    Remaining contract charges   12,752,025            --         9,017,086

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
EVERGREEN VA INTERNATIONAL
 EQUITY FUND
 2009  Lowest contract charges         1.15%             3.45%             14.62%
    Highest contract charges           2.25%             3.29%             13.37%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.15%               --             (42.16)%
    Highest contract charges           2.26%               --             (42.79)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.15%             2.54%             13.69%
    Highest contract charges           2.24%             2.39%             12.44%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             3.78%             21.75%
    Highest contract charges           2.25%             3.74%             20.42%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.14%             2.65%             14.67%
    Highest contract charges           2.24%             2.59%             13.42%
    Remaining contract charges           --                --                 --
EVERGREEN VA OMEGA FUND
 2009  Lowest contract charges         1.15%             1.50%             42.32%
    Highest contract charges           2.24%             1.19%             40.77%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.15%               --             (28.03)%
    Highest contract charges           2.26%               --             (28.82)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.15%             0.54%             10.68%
    Highest contract charges           2.24%             0.54%              9.47%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%               --               4.80%
    Highest contract charges           2.25%               --               3.66%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.15%             0.18%              2.66%
    Highest contract charges           2.24%             0.15%              1.54%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND
 2009  Lowest contract charges                  520,099       $1.710016          $889,378
    Highest contract charges                    127,844        1.223280           156,389
    Remaining contract charges                7,647,484              --        11,482,309
 2008  Lowest contract charges                  592,848        1.336782           792,509
    Highest contract charges                    134,368        0.966849           129,913
    Remaining contract charges                8,488,620              --        10,019,628
 2007  Lowest contract charges                  671,053        1.968555         1,321,004
    Highest contract charges                    303,031        1.439554           436,230
    Remaining contract charges               11,050,644              --        19,451,847
 2006  Lowest contract charges                  698,258        2.153172         1,503,469
    Highest contract charges                    308,959        1.591976           491,856
    Remaining contract charges               12,115,458              --        23,498,840
 2005  Lowest contract charges                  660,316        1.791931         1,183,241
    Highest contract charges                    314,920        1.339547           421,850
    Remaining contract charges               11,402,317              --        18,438,672
EVERGREEN VA HIGH INCOME FUND
 2009  Lowest contract charges                   35,841        1.549013            55,518
    Highest contract charges                     12,285        1.484315            18,235
    Remaining contract charges                   13,441              --            20,453
 2008  Lowest contract charges                   56,663        1.033270            58,548
    Highest contract charges                     13,607        1.017055            13,839
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  114,602        1.407752           161,331
    Highest contract charges                      4,201        1.373591             5,770
    Remaining contract charges                   22,032              --            30,591
 2006  Lowest contract charges                  105,860        1.386342           146,758
    Highest contract charges                      4,319        1.357435             5,862
    Remaining contract charges                   22,035              --            30,190
 2005  Lowest contract charges                  170,026        1.288444           219,069
    Highest contract charges                      4,812        1.266001             6,091
    Remaining contract charges                   23,131              --            29,512

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND
 2009  Lowest contract charges                1.15%             0.63%             27.92%
    Highest contract charges                  2.25%             0.63%             26.52%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.15%             1.14%            (32.09)%
    Highest contract charges                  2.27%             0.77%            (32.84)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.15%             1.47%             (8.57)%
    Highest contract charges                  2.25%             1.45%             (9.57)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             0.81%             20.16%
    Highest contract charges                  2.25%             0.78%             18.84%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.14%             1.10%              9.50%
    Highest contract charges                  2.24%             1.06%              8.30%
    Remaining contract charges                  --                --                 --
EVERGREEN VA HIGH INCOME FUND
 2009  Lowest contract charges                1.25%             9.53%             49.91%
    Highest contract charges                  0.15%             8.84%             49.17%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.26%             7.07%            (26.60)%
    Highest contract charges                  1.46%             7.69%            (26.75)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.25%             7.74%              1.54%
    Highest contract charges                  1.60%             7.60%              1.19%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.25%             5.62%              7.60%
    Highest contract charges                  1.61%             6.89%              7.22%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.25%             5.97%              0.22%
    Highest contract charges                  1.58%             7.66%             (0.13)%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 2009  Lowest contract charges                  274,549       $1.310831          $359,887
    Highest contract charges                    554,268        1.161020           643,516
    Remaining contract charges                4,689,281              --         6,040,279
 2008  Lowest contract charges                  334,283        0.974565           325,780
    Highest contract charges                     72,272        0.872725            63,073
    Remaining contract charges                6,026,862              --         5,792,941
 2007  Lowest contract charges                  381,627        1.468101           560,267
    Highest contract charges                    121,247        1.329234           161,166
    Remaining contract charges                8,324,482              --        12,092,332
 2006  Lowest contract charges                  398,455        1.371376           546,432
    Highest contract charges                    136,095        1.255393           170,923
    Remaining contract charges               11,151,131              --        15,182,851
 2005  Lowest contract charges                  353,964        1.231220           435,807
    Highest contract charges                    156,761        1.139547           178,636
    Remaining contract charges               14,479,402              --        17,743,170
FIDELITY(R) VIP ASSET MANAGER( TM )
 2009  Lowest contract charges                   92,776        2.133781           197,964
    Highest contract charges                  1,065,662        2.002466         2,133,952
    Remaining contract charges                  165,503              --           339,093
 2008  Lowest contract charges                   55,816        1.664255            92,892
    Highest contract charges                    200,078        1.570450           314,212
    Remaining contract charges                1,372,231              --         2,161,012
 2007  Lowest contract charges                   47,396        2.351169           111,437
    Highest contract charges                    187,617        2.230902           418,554
    Remaining contract charges                1,514,854              --         3,389,008
 2006  Lowest contract charges                   54,951        2.049871           112,643
    Highest contract charges                    265,446        1.955734           519,141
    Remaining contract charges                1,842,953              --         3,630,081
 2005  Lowest contract charges                   46,595        1.923532            89,626
    Highest contract charges                    227,156        1.845314           419,173
    Remaining contract charges                2,151,454              --         3,989,880

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 2009  Lowest contract charges                1.15%             1.19%             34.50%
    Highest contract charges                  2.25%             4.19%             33.03%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.15%             1.41%            (33.62)%
    Highest contract charges                  2.26%             1.47%            (34.34)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.15%             1.08%              7.05%
    Highest contract charges                  2.25%             1.07%              5.88%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             1.49%             11.38%
    Highest contract charges                  2.25%             1.22%             10.17%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.14%             1.10%              7.77%
    Highest contract charges                  2.22%             1.32%              6.59%
    Remaining contract charges                  --                --                 --
FIDELITY(R) VIP ASSET MANAGER( TM )
 2009  Lowest contract charges                0.70%             2.52%             28.21%
    Highest contract charges                  1.25%             2.18%             27.51%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.70%             1.81%            (29.22)%
    Highest contract charges                  1.25%             2.97%            (29.61)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                0.70%             6.12%             14.70%
    Highest contract charges                  1.25%             5.84%             14.07%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.70%             2.59%              6.57%
    Highest contract charges                  1.25%             2.51%              5.98%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.70%             2.63%              3.32%
    Highest contract charges                  1.25%             2.64%              2.75%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH
 2009  Lowest contract charges                  117,617       $1.783534          $209,774
    Highest contract charges                  3,961,131        1.673942         6,630,704
    Remaining contract charges                  467,722              --           806,374
 2008  Lowest contract charges                  120,673        1.400040           168,948
    Highest contract charges                    542,691        1.321259           717,036
    Remaining contract charges                4,766,380              --         6,315,997
 2007  Lowest contract charges                  125,189        2.668587           334,079
    Highest contract charges                    600,213        2.532380         1,519,967
    Remaining contract charges                5,312,870              --        13,493,071
 2006  Lowest contract charges                  168,798        2.116599           357,277
    Highest contract charges                    919,700        2.019631         1,857,454
    Remaining contract charges                6,340,036              --        12,898,092
 2005  Lowest contract charges                  188,191        1.994820           375,408
    Highest contract charges                    885,634        1.913934         1,695,045
    Remaining contract charges                7,286,138              --        14,036,244
FIDELITY(R) VIP CONTRAFUND(R)
 2009  Lowest contract charges                   88,367        3.155987           278,886
    Highest contract charges                  4,252,352        2.962010        12,595,509
    Remaining contract charges                  526,273              --         1,571,225
 2008  Lowest contract charges                   98,385        2.341875           230,404
    Highest contract charges                    529,252        2.210056         1,169,677
    Remaining contract charges                5,237,697              --        11,584,784
 2007  Lowest contract charges                  103,588        4.102467           424,965
    Highest contract charges                    596,554        3.892961         2,322,363
    Remaining contract charges                5,784,583              --        22,540,159
 2006  Lowest contract charges                  116,445        3.513227           409,099
    Highest contract charges                    923,803        3.352197         3,096,771
    Remaining contract charges                6,871,940              --        23,167,898
 2005  Lowest contract charges                  111,516        3.166858           353,155
    Highest contract charges                    888,177        3.038367         2,698,606
    Remaining contract charges                7,248,133              --        22,125,087

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
FIDELITY(R) VIP GROWTH
 2009  Lowest contract charges                0.70%             0.46%             27.39%
    Highest contract charges                  1.25%             0.45%             26.69%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.70%             0.81%            (47.54)%
    Highest contract charges                  1.25%             0.82%            (47.83)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                0.70%             0.85%             26.08%
    Highest contract charges                  1.25%             0.85%             25.39%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.70%             0.39%              6.11%
    Highest contract charges                  1.25%             0.37%              5.52%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.70%             0.50%              5.06%
    Highest contract charges                  1.25%             0.49%              4.49%
    Remaining contract charges                  --                --                 --
FIDELITY(R) VIP CONTRAFUND(R)
 2009  Lowest contract charges                0.70%             1.40%             34.76%
    Highest contract charges                  1.25%             1.34%             34.02%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.70%             0.97%            (42.92)%
    Highest contract charges                  1.25%             0.99%            (43.23)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                0.70%             0.93%             16.77%
    Highest contract charges                  1.25%             0.73%             16.13%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.70%             1.33%             10.94%
    Highest contract charges                  1.25%             1.29%             10.33%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.70%             0.28%             16.12%
    Highest contract charges                  1.24%             0.26%             15.49%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS
 2009  Lowest contract charges                   50,455       $1.817586           $91,706
    Highest contract charges                  1,570,836        1.705638         2,679,278
    Remaining contract charges                  233,198              --           400,693
 2008  Lowest contract charges                   52,990        1.446579            76,654
    Highest contract charges                    267,835        1.364967           365,585
    Remaining contract charges                2,030,699              --         2,779,952
 2007  Lowest contract charges                   52,694        2.592332           136,600
    Highest contract charges                    309,007        2.459587           760,029
    Remaining contract charges                2,339,594              --         5,771,582
 2006  Lowest contract charges                   45,904        2.225287           102,148
    Highest contract charges                    392,692        2.122980           833,681
    Remaining contract charges                2,694,211              --         5,772,053
 2005  Lowest contract charges                   32,386        1.897805            61,463
    Highest contract charges                    321,437        1.820534           585,186
    Remaining contract charges                2,589,101              --         4,741,708
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
 2009  Lowest contract charges                    7,615       14.718770           112,088
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
 2009  Lowest contract charges                      377       15.417578             5,808
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY(R) VIP FREEDOM 2015
 2009  Lowest contract charges                   16,270       13.972674           227,335
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY(R) VIP FREEDOM 2025
 2009  Lowest contract charges                      376       14.983454             5,630
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY(R) VIP FUNDSMANAGER 50%
 2009  Lowest contract charges                    4,708       13.116203            61,747
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY(R) VIP FUNDSMANAGER 85%
 2009  Lowest contract charges                       33       15.126318               497
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
FIDELITY(R) VIP OVERSEAS
 2009  Lowest contract charges                0.70%             2.24%             25.65%
    Highest contract charges                  1.25%             2.00%             24.96%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.70%             2.26%            (44.20)%
    Highest contract charges                  1.25%             2.52%            (44.50)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                0.70%             3.60%             16.49%
    Highest contract charges                  1.25%             3.18%             15.86%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.70%             0.82%             17.26%
    Highest contract charges                  1.25%             0.87%             16.61%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.67%             4.11%             18.22%
    Highest contract charges                  1.25%             0.64%             17.57%
    Remaining contract charges                  --                --                 --
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
 2009  Lowest contract charges                0.19%             3.54%             26.95%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
 2009  Lowest contract charges                0.10%             1.80%             29.55%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FIDELITY(R) VIP FREEDOM 2015
 2009  Lowest contract charges                0.20%             4.68%             23.47%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FIDELITY(R) VIP FREEDOM 2025
 2009  Lowest contract charges                0.10%             2.73%             28.18%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FIDELITY(R) VIP FUNDSMANAGER 50%
 2009  Lowest contract charges                0.20%             1.55%             17.28%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FIDELITY(R) VIP FUNDSMANAGER 85%
 2009  Lowest contract charges                0.14%             1.12%             26.78%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2009  Lowest contract charges                  132,143      $10.762886        $1,422,236
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  112,277        8.037320           902,409
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  112,600       11.569621         1,302,740
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   52,850       11.290953           596,727
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD ADVISERS HLS FUND
 2009  Lowest contract charges                  229,235        9.280589         2,127,432
    Highest contract charges                      5,301       13.124984            69,581
    Remaining contract charges              548,296,056              --     1,459,056,140
 2008  Lowest contract charges                  251,166        7.133808         1,791,772
    Highest contract charges                     52,032        0.729729            37,969
    Remaining contract charges              658,401,811              --     1,376,849,448
 2007  Lowest contract charges                  290,612       10.451226         3,037,251
    Highest contract charges                     54,007        1.095097            59,143
    Remaining contract charges              840,068,784              --     2,603,805,574
 2006  Lowest contract charges                  294,960        9.815494         2,895,176
    Highest contract charges                     48,199        1.053479            50,778
    Remaining contract charges              992,562,957              --     2,983,633,961
 2005  Lowest contract charges                  345,221        8.879802         3,065,494
    Highest contract charges                     42,610        0.976191            41,596
    Remaining contract charges            1,176,331,819              --     3,335,273,777
HARTFORD TOTAL RETURN BOND HLS FUND
 2009  Lowest contract charges                  185,635        8.330162         1,546,371
    Highest contract charges                        651       11.497285             7,482
    Remaining contract charges              387,089,521              --       823,920,264
 2008  Lowest contract charges                  206,763        7.253849         1,499,826
    Highest contract charges                     40,602        1.288475            52,315
    Remaining contract charges              415,881,925              --       776,922,224
 2007  Lowest contract charges                  231,080        7.864372         1,817,301
    Highest contract charges                     66,034        1.427293            94,251
    Remaining contract charges              508,219,488              --     1,038,999,644
 2006  Lowest contract charges                  254,955        7.524793         1,918,485
    Highest contract charges                     73,373        1.395328           102,381
    Remaining contract charges              522,716,745              --     1,048,721,281
 2005  Lowest contract charges                  303,781        7.190710         2,184,401
    Highest contract charges                     79,349        1.362355           108,102
    Remaining contract charges              565,054,162              --     1,127,681,487

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2009  Lowest contract charges                1.25%              8.25%              33.91%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.25%              5.47%             (30.53)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.24%              3.58%               2.47%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.90%              0.50%              12.93%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD ADVISERS HLS FUND
 2009  Lowest contract charges                0.15%              2.23%              30.09%
    Highest contract charges                  2.49%              4.01%              26.76%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.15%              2.99%             (31.74)%
    Highest contract charges                  2.31%              2.42%             (33.36)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.15%              2.28%               6.48%
    Highest contract charges                  2.29%              2.12%               3.95%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.15%              2.28%              10.54%
    Highest contract charges                  2.30%              2.14%               7.92%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.15%              3.15%               7.08%
    Highest contract charges                  2.29%              2.88%               4.54%
    Remaining contract charges                  --                 --                  --
HARTFORD TOTAL RETURN BOND HLS FUND
 2009  Lowest contract charges                0.15%              3.67%              14.84%
    Highest contract charges                  0.45%              3.65%              12.12%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.15%              6.44%              (7.76)%
    Highest contract charges                  2.31%              5.20%              (9.73)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.15%              5.19%               4.51%
    Highest contract charges                  2.29%              4.98%               2.29%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.15%              4.82%               4.65%
    Highest contract charges                  2.30%              5.02%               2.42%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.15%              7.39%               2.30%
    Highest contract charges                  2.29%              7.84%               0.12%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2009  Lowest contract charges                  450,183      $25.627460       $11,537,056
    Highest contract charges                        289       14.824672             4,283
    Remaining contract charges              524,415,160              --     2,223,549,679
 2008  Lowest contract charges                  494,601       17.619486         8,714,614
    Highest contract charges                      9,167        1.352692            12,400
    Remaining contract charges              598,518,977              --     1,793,462,991
 2007  Lowest contract charges                  557,514       32.434043        18,082,442
    Highest contract charges                      9,946        2.545637            25,318
    Remaining contract charges              724,240,690              --     4,062,813,790
 2006  Lowest contract charges                  614,816       27.803951        17,094,314
    Highest contract charges                     10,565        2.230767            23,572
    Remaining contract charges              827,372,341              --     4,099,225,924
 2005  Lowest contract charges                  646,852       23.878318        15,445,729
    Highest contract charges                     11,276        1.958414            22,083
    Remaining contract charges              941,472,634              --     4,141,445,581
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2009  Lowest contract charges                  161,018        4.021968           647,610
    Highest contract charges                      2,826       12.538410            35,431
    Remaining contract charges              488,107,519              --     1,013,936,087
 2008  Lowest contract charges                  163,929        3.233998           530,145
    Highest contract charges                     14,492        1.045601            15,153
    Remaining contract charges              564,731,434              --       968,565,911
 2007  Lowest contract charges                  184,275        4.798244           884,195
    Highest contract charges                     15,721        1.584338            24,907
    Remaining contract charges              689,807,617              --     1,795,155,206
 2006  Lowest contract charges                  197,208        4.443435           876,281
    Highest contract charges                     16,702        1.498310            25,026
    Remaining contract charges              773,257,538              --     1,910,669,514
 2005  Lowest contract charges                  209,613        3.701009           775,779
    Highest contract charges                     17,824        1.274439            22,715
    Remaining contract charges              845,515,209              --     1,788,595,218

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2009  Lowest contract charges                0.15%              0.92%              45.45%
    Highest contract charges                  0.45%              0.80%              42.00%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.15%              1.74%             (45.68)%
    Highest contract charges                  2.36%              1.76%             (46.86)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.15%              0.12%              16.65%
    Highest contract charges                  2.34%              0.12%              14.12%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.15%              1.37%              16.44%
    Highest contract charges                  2.35%              1.35%              13.91%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.15%              0.96%              15.37%
    Highest contract charges                  2.30%              1.55%              12.86%
    Remaining contract charges                  --                 --                  --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2009  Lowest contract charges                0.25%              2.33%              24.37%
    Highest contract charges                  0.44%              1.67%              21.29%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.25%              2.14%             (32.60)%
    Highest contract charges                  2.36%              2.23%             (34.00)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.25%              1.67%               7.99%
    Highest contract charges                  2.34%              1.64%               5.74%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              1.80%              20.06%
    Highest contract charges                  2.35%              1.76%              17.57%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              1.96%               5.70%
    Highest contract charges                  2.30%              3.08%               3.20%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2009  Lowest contract charges                   18,584       $1.179780           $21,925
    Highest contract charges                        210       14.125498             2,962
    Remaining contract charges               17,950,842              --        18,821,877
 2008  Lowest contract charges                    7,789        0.830102             6,466
    Highest contract charges                     14,686        0.702234            10,313
    Remaining contract charges               18,410,760              --        13,796,121
 2007  Lowest contract charges                   46,721        1.416430            66,178
    Highest contract charges                     12,872        1.226197            15,783
    Remaining contract charges               18,353,625              --        23,804,671
 2006  Lowest contract charges                    7,789        1.233444             9,607
    Highest contract charges                        455        1.092646               498
    Remaining contract charges               17,510,013              --        20,041,478
 2005  Lowest contract charges                    8,250        1.126944             9,298
    Highest contract charges                      8,782        1.031321             9,058
    Remaining contract charges               20,975,567              --        22,218,198
HARTFORD GLOBAL ADVISERS HLS FUND
 2009  Lowest contract charges                   72,929        2.190266           159,733
    Highest contract charges                     80,714        0.923069            74,505
    Remaining contract charges               38,947,807              --        59,386,468
 2008  Lowest contract charges                   56,125        1.792385           100,598
    Highest contract charges                     76,937        0.772573            59,440
    Remaining contract charges               43,367,443              --        55,511,082
 2007  Lowest contract charges                   33,664        2.662095            89,617
    Highest contract charges                     80,454        1.173585            94,420
    Remaining contract charges               50,950,974              --        98,918,194
 2006  Lowest contract charges                   38,668        2.289028            88,512
    Highest contract charges                    109,766        1.032085           113,287
    Remaining contract charges               57,284,842              --        97,687,858
 2005  Lowest contract charges                   42,023        2.108460            88,604
    Highest contract charges                    100,251        0.972306            97,474
    Remaining contract charges               66,801,261              --       106,842,426
HARTFORD GLOBAL EQUITY HLS FUND
 2009  Lowest contract charges                      634        9.212282             5,839
    Highest contract charges                      1,589       14.484824            23,011
    Remaining contract charges                3,051,280              --        26,283,078
 2008  Lowest contract charges                      644        6.191713             3,986
    Highest contract charges                      3,012        6.101486            18,380
    Remaining contract charges                3,034,559              --        18,676,118

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2009  Lowest contract charges                0.25%              0.44%              42.13%
    Highest contract charges                  0.38%                --               38.62%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.25%              0.34%             (41.40)%
    Highest contract charges                  2.31%                --              (42.73)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.25%              0.02%              14.84%
    Highest contract charges                  2.14%              0.02%              12.22%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              0.87%               9.45%
    Highest contract charges                  2.29%              8.06%               6.96%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              1.81%               9.60%
    Highest contract charges                  2.28%              2.11%               7.38%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL ADVISERS HLS FUND
 2009  Lowest contract charges                0.25%                --               22.20%
    Highest contract charges                  2.25%                --               19.48%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.25%              6.87%             (32.67)%
    Highest contract charges                  2.26%              4.28%             (34.17)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.25%              0.85%              16.30%
    Highest contract charges                  2.24%              0.53%              13.71%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              2.83%               8.56%
    Highest contract charges                  2.25%              2.54%               6.15%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              3.73%               3.11%
    Highest contract charges                  2.24%              3.38%               0.82%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL EQUITY HLS FUND
 2009  Lowest contract charges                0.25%              2.89%              41.77%
    Highest contract charges                  2.49%              1.20%              38.29%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.67%              1.92%             (40.99)%
    Highest contract charges                  1.92%              1.53%             (41.68)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2009  Lowest contract charges                   23,490       $2.216191           $52,059
    Highest contract charges                      2,119       13.103619            27,771
    Remaining contract charges               26,327,339              --        51,885,043
 2008  Lowest contract charges                   50,346        1.810475            91,150
    Highest contract charges                      5,519        1.531774             8,454
    Remaining contract charges               32,355,185              --        52,744,382
 2007  Lowest contract charges                   50,310        2.438283           122,669
    Highest contract charges                      5,987        2.106797            12,613
    Remaining contract charges               43,282,439              --        96,244,434
 2006  Lowest contract charges                   51,929        2.303371           119,611
    Highest contract charges                      6,364        2.032470            12,928
    Remaining contract charges               53,144,831              --       113,085,325
 2005  Lowest contract charges                   51,929        2.076823           107,847
    Highest contract charges                      6,788        1.871467            12,703
    Remaining contract charges               61,788,337              --       120,018,911
HARTFORD GLOBAL GROWTH HLS FUND
 2009  Lowest contract charges                   90,435        1.835816           166,021
    Highest contract charges                        518       13.899895             7,196
    Remaining contract charges               98,832,801              --       125,909,648
 2008  Lowest contract charges                   58,552        1.356818            79,444
    Highest contract charges                        217        0.511208               111
    Remaining contract charges              115,073,125              --       110,038,786
 2007  Lowest contract charges                   46,407        2.861067           132,773
    Highest contract charges                        172        1.103136               189
    Remaining contract charges              136,856,885              --       281,726,674
 2006  Lowest contract charges                    7,659        2.293669            17,568
    Highest contract charges                  1,645,660        0.906314         1,491,488
    Remaining contract charges              153,470,182              --       259,891,760
 2005  Lowest contract charges                   52,068        2.014473           104,891
    Highest contract charges                  1,742,219        0.814098         1,418,337
    Remaining contract charges              170,281,250              --       259,082,214

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2009  Lowest contract charges                0.25%              0.49%              22.41%
    Highest contract charges                  2.49%              0.61%              19.39%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.25%              0.47%             (25.75)%
    Highest contract charges                  2.36%              0.45%             (27.29)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.25%              0.11%               5.86%
    Highest contract charges                  2.34%              0.11%               3.66%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              0.06%              10.91%
    Highest contract charges                  2.35%              0.06%               8.60%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              0.07%              12.15%
    Highest contract charges                  2.30%              0.12%               9.82%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL GROWTH HLS FUND
 2009  Lowest contract charges                0.25%              0.85%              35.30%
    Highest contract charges                  0.01%                --               31.96%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.25%              1.35%             (52.58)%
    Highest contract charges                  2.43%              0.53%             (53.66)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.25%              0.02%              24.74%
    Highest contract charges                  2.15%                --               21.90%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              0.26%              13.86%
    Highest contract charges                  2.25%              0.45%              11.33%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              0.82%               2.33%
    Highest contract charges                  2.24%              0.50%               0.06%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2009  Lowest contract charges                   13,935       $1.316839           $18,350
    Highest contract charges                      3,070       12.738558            39,113
    Remaining contract charges              138,222,764              --       140,102,612
 2008  Lowest contract charges                   25,260        1.050662            26,540
    Highest contract charges                     19,019        0.801102            15,236
    Remaining contract charges              159,683,182              --       130,773,680
 2007  Lowest contract charges                   22,944        1.679096            38,526
    Highest contract charges                     20,630        1.307522            26,975
    Remaining contract charges              190,140,238              --       252,866,000
 2006  Lowest contract charges                   21,944        1.553671            34,094
    Highest contract charges                     21,920        1.235525            27,081
    Remaining contract charges              209,444,530              --       262,038,877
 2005  Lowest contract charges                   19,888        1.385101            27,547
    Highest contract charges                     23,390        1.124839            26,310
    Remaining contract charges              223,807,197              --       254,062,410
HARTFORD GROWTH HLS FUND
 2009  Lowest contract charges                   84,710        1.215481           102,964
    Highest contract charges                        613       13.579916             8,328
    Remaining contract charges               57,054,880              --        65,278,260
 2008  Lowest contract charges                  104,180        0.912708            95,086
    Highest contract charges                    186,415        0.814928           151,915
    Remaining contract charges               66,197,693              --        57,462,220
 2007  Lowest contract charges                  116,461        1.580478           184,064
    Highest contract charges                     72,856        1.436132           104,631
    Remaining contract charges               79,558,709              --       120,403,710
 2006  Lowest contract charges                  120,819        1.364233           164,826
    Highest contract charges                     22,655        1.261558            28,582
    Remaining contract charges               91,958,776              --       120,998,939
 2005  Lowest contract charges                    2,131        1.341373             2,859
    Highest contract charges                     23,582        1.237093            29,173
    Remaining contract charges              100,639,590              --       128,536,392

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2009  Lowest contract charges                0.25%              1.44%              25.33%
    Highest contract charges                  2.49%              2.33%              22.24%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.25%              1.29%             (37.43)%
    Highest contract charges                  2.36%              1.16%             (38.73)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.25%              1.06%               8.07%
    Highest contract charges                  2.34%              1.00%               5.83%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              1.18%              12.17%
    Highest contract charges                  2.35%              1.10%               9.84%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              1.31%               6.31%
    Highest contract charges                  2.30%              1.93%               4.11%
    Remaining contract charges                  --                 --                  --
HARTFORD GROWTH HLS FUND
 2009  Lowest contract charges                0.80%              0.46%              33.17%
    Highest contract charges                  0.38%              0.13%              30.59%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.80%              0.25%             (42.25)%
    Highest contract charges                  2.30%                --              (43.26)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.80%              0.02%              15.85%
    Highest contract charges                  2.27%                --               13.84%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%              0.05%               3.78%
    Highest contract charges                  2.30%                --                1.98%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.26%                --                4.41%
    Highest contract charges                  2.26%                --                2.04%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges        24,657    $1.523862           $37,573
    Highest contract charges             355    13.290003             4,722
    Remaining contract charges    84,663,987           --       117,201,338
 2008  Lowest contract charges        24,606     1.178700            29,004
    Highest contract charges           5,247     1.014723             5,325
    Remaining contract charges    97,709,349           --       105,510,577
 2007  Lowest contract charges        18,460     2.174735            40,146
    Highest contract charges           4,188     1.915846             8,024
    Remaining contract charges   118,734,090           --       240,352,556
 2006  Lowest contract charges         1,595     1.681584             2,682
    Highest contract charges          36,692     1.532006            56,211
    Remaining contract charges   118,449,735           --       187,743,375
 2005  Lowest contract charges           472     1.504461               711
    Highest contract charges          33,845     1.399032            47,350
    Remaining contract charges   122,226,773           --       175,721,829
HARTFORD HIGH YIELD HLS FUND
 2009  Lowest contract charges       105,381     1.773247           186,866
    Highest contract charges             602    15.230562             9,175
    Remaining contract charges    99,524,178           --       151,963,639
 2008  Lowest contract charges        43,283     1.181504            51,140
    Highest contract charges          30,770     0.915802            28,179
    Remaining contract charges    99,760,672           --       101,941,174
 2007  Lowest contract charges        12,176     1.584173            19,289
    Highest contract charges          33,454     1.256502            42,035
    Remaining contract charges   129,354,299           --       179,321,598
 2006  Lowest contract charges        34,702     1.545072            53,617
    Highest contract charges           8,387     1.253995            10,520
    Remaining contract charges   146,096,089           --       200,128,910
 2005  Lowest contract charges        36,005     1.393324            50,167
    Highest contract charges           8,395     1.157127             9,715
    Remaining contract charges   164,325,003           --       205,760,031

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges        0.25%             0.59%             29.28%
    Highest contract charges          0.01%               --              26.10%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.25%             0.45%            (45.80)%
    Highest contract charges          2.30%             0.13%            (47.04)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.25%             0.17%             29.33%
    Highest contract charges          2.07%               --              26.39%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.25%             1.38%             11.77%
    Highest contract charges          2.30%             0.81%              9.51%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.10%             0.22%             16.02%
    Highest contract charges          2.29%             0.22%             13.67%
    Remaining contract charges          --                --                 --
HARTFORD HIGH YIELD HLS FUND
 2009  Lowest contract charges        0.25%            13.55%             50.08%
    Highest contract charges          0.45%             7.97%             46.68%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.25%            22.21%            (25.42)%
    Highest contract charges          2.30%             9.86%            (27.12)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.25%             3.76%              2.53%
    Highest contract charges          2.06%            41.64%              0.20%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.25%            14.91%             10.89%
    Highest contract charges          2.30%            14.54%              8.37%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.25%             7.95%              1.87%
    Highest contract charges          2.29%             6.30%             (0.47)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2009  Lowest contract charges       273,302    $5.484554        $1,498,940
    Highest contract charges           1,385    12.481611            17,292
    Remaining contract charges    87,412,538           --       214,145,171
 2008  Lowest contract charges       289,611     4.354249         1,261,037
    Highest contract charges          12,590     0.595405             7,496
    Remaining contract charges    99,589,478           --       198,477,515
 2007  Lowest contract charges       364,256     6.934106         2,525,791
    Highest contract charges          11,670     0.971269            11,334
    Remaining contract charges   124,470,188           --       403,954,310
 2006  Lowest contract charges       409,894     6.601110         2,705,754
    Highest contract charges          32,645     1.125560            36,747
    Remaining contract charges   150,280,988           --       481,757,648
 2005  Lowest contract charges       463,510     5.726045         2,654,077
    Highest contract charges          33,133     0.997555            33,052
    Remaining contract charges   179,509,282           --       510,361,193
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 2009  Lowest contract charges        73,764     1.193348            88,026
    Highest contract charges           1,981    13.254174            26,261
    Remaining contract charges    98,087,365           --       104,527,723
 2008  Lowest contract charges        97,682     0.929767            90,822
    Highest contract charges           9,592     0.786532             7,544
    Remaining contract charges   112,442,428           --        94,691,825
 2007  Lowest contract charges       492,940     2.156589         1,063,068
    Highest contract charges          19,247     1.866941            35,932
    Remaining contract charges   137,081,721           --       271,593,340
 2006  Lowest contract charges       489,334     1.744813           853,797
    Highest contract charges             184     1.545615               280
    Remaining contract charges   137,153,578           --       222,680,138
 2005  Lowest contract charges       455,872     1.409696           642,641
    Highest contract charges       1,001,922     1.279075         1,281,533
    Remaining contract charges   120,153,696           --       159,520,141

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD INDEX HLS FUND
 2009  Lowest contract charges        0.15%             2.07%             25.96%
    Highest contract charges          2.49%             6.39%             22.71%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.15%             2.05%            (37.21)%
    Highest contract charges          2.30%             2.00%            (38.70)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.15%             1.57%              5.05%
    Highest contract charges          2.06%             8.05%              2.55%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.15%             1.73%             15.28%
    Highest contract charges          2.30%             1.76%             12.83%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.15%             1.82%              4.35%
    Highest contract charges          2.29%             2.18%              2.13%
    Remaining contract charges          --                --                 --
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 2009  Lowest contract charges        0.25%             1.86%             28.35%
    Highest contract charges          2.49%             2.38%             25.17%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.25%             0.26%            (56.89)%
    Highest contract charges          2.31%             0.33%            (57.87)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.25%             0.75%             23.60%
    Highest contract charges          2.25%             0.83%             20.79%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.25%             0.84%             23.77%
    Highest contract charges          2.49%             6.69%             20.96%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.25%             0.79%              5.90%
    Highest contract charges          2.24%             0.63%              3.54%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2009  Lowest contract charges       104,569    $2.085980          $218,129
    Highest contract charges             703    14.759074            10,370
    Remaining contract charges    26,793,356           --        50,337,534
 2008  Lowest contract charges       148,626     1.514559           225,103
    Highest contract charges           6,391     1.281243             8,188
    Remaining contract charges    27,767,777           --        38,282,777
 2007  Lowest contract charges       459,711     2.637667         1,212,564
    Highest contract charges           5,555     2.283426            12,685
    Remaining contract charges    41,938,842           --       102,055,950
 2006  Lowest contract charges       484,431     2.425827         1,175,147
    Highest contract charges             133     2.148944               280
    Remaining contract charges    46,424,331           --       105,229,592
 2005  Lowest contract charges       562,002     1.880250         1,056,705
    Highest contract charges          94,879     1.706129           161,876
    Remaining contract charges    45,327,460           --        80,627,715
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2009  Lowest contract charges       620,092     3.018745         1,871,898
    Highest contract charges           1,024    13.883810            14,210
    Remaining contract charges   173,354,476           --       299,709,111
 2008  Lowest contract charges       632,571     2.265327         1,432,979
    Highest contract charges           8,680     0.976544             8,476
    Remaining contract charges   202,219,048           --       265,094,621
 2007  Lowest contract charges       731,463     3.928282         2,873,394
    Highest contract charges          19,607     1.734709            34,013
    Remaining contract charges   239,807,955           --       564,447,391
 2006  Lowest contract charges       724,127     3.087435         2,235,696
    Highest contract charges             448     1.396518               476
    Remaining contract charges   266,269,150           --       501,482,497
 2005  Lowest contract charges       630,407     2.484405         1,566,186
    Highest contract charges       1,522,600     1.152197         1,754,335
    Remaining contract charges   265,945,207           --       411,914,079
HARTFORD MIDCAP GROWTH HLS
 FUND
 2009  Lowest contract charges           313     8.468816             2,650
    Highest contract charges           1,859     8.476532            15,760
    Remaining contract charges     3,577,463           --        30,089,628
 2008  Lowest contract charges        26,198     5.756309           150,806
    Highest contract charges           1,859     5.880111            10,932
    Remaining contract charges       660,031           --         3,820,861

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2009  Lowest contract charges        0.25%             1.75%             37.73%
    Highest contract charges          2.49%             2.24%             34.33%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.25%             0.60%            (42.58)%
    Highest contract charges          2.30%             1.06%            (43.89)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.25%             1.67%              8.73%
    Highest contract charges          2.28%             3.25%              6.26%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.25%             1.76%             29.02%
    Highest contract charges          2.49%            19.77%             26.08%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.25%             2.81%             18.30%
    Highest contract charges          2.23%             3.11%             15.67%
    Remaining contract charges          --                --                 --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2009  Lowest contract charges        0.15%             2.08%             33.26%
    Highest contract charges          2.49%             3.45%             29.84%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.15%             2.04%            (42.33)%
    Highest contract charges          2.31%             0.94%            (43.71)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.15%             1.15%             27.23%
    Highest contract charges          2.27%             1.28%             24.22%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.15%             2.79%             24.27%
    Highest contract charges          2.46%            18.24%             21.33%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.15%               --              14.45%
    Highest contract charges          2.24%               --              11.79%
    Remaining contract charges          --                --                 --
HARTFORD MIDCAP GROWTH HLS
 FUND
 2009  Lowest contract charges        0.81%             0.95%             46.69%
    Highest contract charges          2.30%             0.17%             44.16%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.95%             1.28%            (43.86)%
    Highest contract charges          1.67%             4.24%            (44.37)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2009  Lowest contract charges        73,436    $4.350726          $319,498
    Highest contract charges          20,299     1.395456            28,327
    Remaining contract charges    54,924,250           --       200,162,325
 2008  Lowest contract charges        89,725     3.330578           298,836
    Highest contract charges          43,016     1.091557            46,955
    Remaining contract charges    67,408,711           --       189,305,056
 2007  Lowest contract charges        90,530     5.162447           467,357
    Highest contract charges          79,440     1.728933           137,347
    Remaining contract charges    90,584,374           --       394,812,668
 2006  Lowest contract charges        91,088     4.488637           408,861
    Highest contract charges          86,148     1.535950           132,319
    Remaining contract charges   116,133,705           --       441,959,147
 2005  Lowest contract charges       130,086     4.026977           523,853
    Highest contract charges          95,205     1.407944           134,043
    Remaining contract charges   142,904,679           --       495,121,315
HARTFORD MIDCAP VALUE HLS FUND
 2009  Lowest contract charges        29,954     1.618860            48,491
    Highest contract charges           1,852    15.436721            28,592
    Remaining contract charges   102,986,216           --       148,794,161
 2008  Lowest contract charges        50,261     1.125564            56,572
    Highest contract charges         130,390     0.952200           124,157
    Remaining contract charges   127,597,390           --       130,053,842
 2007  Lowest contract charges        93,440     1.887281           176,348
    Highest contract charges          18,780     1.633867            30,684
    Remaining contract charges   164,331,998           --       284,745,544
 2006  Lowest contract charges       116,250     1.852567           215,362
    Highest contract charges             407     1.641155               662
    Remaining contract charges   191,441,050           --       330,002,883
 2005  Lowest contract charges       150,755     1.575507           237,516
    Highest contract charges          11,918     1.441857            17,184
    Remaining contract charges   224,614,572           --       333,623,834
HARTFORD MONEY MARKET HLS FUND
 2009  Lowest contract charges       186,776     4.014294           749,774
    Highest contract charges             773     9.737008             7,527
    Remaining contract charges   232,316,959           --       354,476,690
 2008  Lowest contract charges       250,158     4.017838         1,005,093
    Highest contract charges          11,404     1.004130            11,451
    Remaining contract charges   394,610,130           --       618,002,872
 2007  Lowest contract charges       206,348     3.939684           812,945
    Highest contract charges          26,675     1.008576            26,904
    Remaining contract charges   247,591,010           --       395,086,638
 2006  Lowest contract charges       180,900     3.759674           680,125
    Highest contract charges          17,078     0.985873            16,837
    Remaining contract charges   189,769,798           --       304,833,118
 2005  Lowest contract charges       198,681     3.596180           714,492
    Highest contract charges          53,456     0.997610            53,329
    Remaining contract charges   223,379,346           --       372,894,778

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2009  Lowest contract charges        0.25%             0.55%             30.63%
    Highest contract charges          2.16%             0.29%             27.84%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.25%             0.55%            (35.49)%
    Highest contract charges          2.16%             0.22%            (36.87)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.25%             0.49%             15.01%
    Highest contract charges          2.14%             0.23%             12.56%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.25%             0.94%             11.46%
    Highest contract charges          2.15%             0.82%              9.09%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.25%             0.41%             16.49%
    Highest contract charges          2.14%             0.08%             14.02%
    Remaining contract charges          --                --                 --
HARTFORD MIDCAP VALUE HLS FUND
 2009  Lowest contract charges        0.25%             0.78%             43.83%
    Highest contract charges          2.49%             0.84%             40.28%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.25%             0.64%            (40.36)%
    Highest contract charges          2.30%             0.90%            (41.72)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.25%             0.53%              1.87%
    Highest contract charges          2.26%             0.44%             (0.44)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.25%             0.84%             17.59%
    Highest contract charges          2.39%             8.78%             14.91%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.25%             0.60%              9.71%
    Highest contract charges          2.29%             0.59%              7.49%
    Remaining contract charges          --                --                 --
HARTFORD MONEY MARKET HLS FUND
 2009  Lowest contract charges        0.15%             0.07%             (0.09)%
    Highest contract charges            --                --              (2.42)%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.15%             2.04%              1.98%
    Highest contract charges          2.32%             2.09%             (0.44)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.15%             4.80%              4.79%
    Highest contract charges          2.28%             4.56%              2.30%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.15%             4.59%              4.55%
    Highest contract charges          2.18%             4.88%              2.07%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.15%             2.77%              2.69%
    Highest contract charges          2.28%             2.86%              0.51%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                            UNIT          CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------------
HARTFORD SMALLCAP VALUE HLS FUND
 2009  Lowest contract charges                     426     $9.749431            $4,152
    Highest contract charges                     2,875      9.471886            27,235
    Remaining contract charges                 769,404            --         7,434,530
 2008  Lowest contract charges                      46      7.649984               351
    Highest contract charges                     1,901      7.551728            14,356
    Remaining contract charges                 345,435            --         2,630,686
HARTFORD SMALL COMPANY HLS FUND
 2009  Lowest contract charges                 105,072      2.487056           261,320
    Highest contract charges                     1,674     13.151205            22,020
    Remaining contract charges              80,221,091            --       131,675,274
 2008  Lowest contract charges                  94,568      1.928458           182,371
    Highest contract charges                     7,397      1.110817             8,217
    Remaining contract charges              97,210,782            --       124,179,199
 2007  Lowest contract charges                  43,918      3.254917           142,949
    Highest contract charges                     8,025      1.914778            15,367
    Remaining contract charges             124,458,132            --       273,355,544
 2006  Lowest contract charges                  50,965      2.856648           145,590
    Highest contract charges                     8,528      1.716144            14,632
    Remaining contract charges             146,161,526            --       287,541,255
 2005  Lowest contract charges                  82,234      2.502756           205,812
    Highest contract charges                     9,099      1.535462            13,971
    Remaining contract charges             170,296,865            --       299,587,847
HARTFORD SMALLCAP GROWTH HLS FUND
 2009  Lowest contract charges                  28,657      1.233781            35,356
    Highest contract charges                       593     14.017675             8,313
    Remaining contract charges              89,795,654            --       100,807,752
 2008  Lowest contract charges                  21,805      0.913559            19,920
    Highest contract charges                    10,152      0.789879             8,019
    Remaining contract charges              96,630,930            --        80,794,256
 2007  Lowest contract charges                  21,641      1.463530            31,672
    Highest contract charges                     8,929      1.294836            11,561
    Remaining contract charges             114,642,022            --       155,631,831
 2006  Lowest contract charges                  21,586      1.494711            32,265
    Highest contract charges                    50,258      1.361718            68,438
    Remaining contract charges             130,096,030            --       182,903,387
 2005  Lowest contract charges                  21,476      1.402296            30,116
    Highest contract charges                    47,507      1.303997            61,949
    Remaining contract charges             139,002,426            --       185,843,682

                                                            INVESTMENT
                                           EXPENSE            INCOME              TOTAL
SUB-ACCOUNT                                RATIO*            RATIO**            RETURN***
-------------------------------------  ------------------------------------------------------
HARTFORD SMALLCAP VALUE HLS FUND
 2009  Lowest contract charges               1.00%              1.20%              27.44%
    Highest contract charges                 2.25%              0.78%              25.43%
    Remaining contract charges                 --                 --                  --
 2008  Lowest contract charges               0.83%              3.56%             (23.50)%
    Highest contract charges                 1.88%              3.21%             (26.89)%
    Remaining contract charges                 --                 --                  --
HARTFORD SMALL COMPANY HLS FUND
 2009  Lowest contract charges               0.25%              0.01%              28.97%
    Highest contract charges                 2.49%                --               25.83%
    Remaining contract charges                 --                 --                  --
 2008  Lowest contract charges               0.25%              0.24%             (40.75)%
    Highest contract charges                 2.36%              0.10%             (41.99)%
    Remaining contract charges                 --                 --                  --
 2007  Lowest contract charges               0.25%              0.19%              13.94%
    Highest contract charges                 2.34%              0.23%              11.57%
    Remaining contract charges                 --                 --                  --
 2006  Lowest contract charges               0.25%              0.14%              14.14%
    Highest contract charges                 2.35%              0.18%              11.77%
    Remaining contract charges                 --                 --                  --
 2005  Lowest contract charges               0.25%                --               20.71%
    Highest contract charges                 2.30%                --               18.20%
    Remaining contract charges                 --                 --                  --
HARTFORD SMALLCAP GROWTH HLS FUND
 2009  Lowest contract charges               0.25%              0.09%              35.05%
    Highest contract charges                 0.01%                --               31.72%
    Remaining contract charges                 --                 --                  --
 2008  Lowest contract charges               0.25%              0.45%             (37.58)%
    Highest contract charges                 2.30%              0.30%             (39.00)%
    Remaining contract charges                 --                 --                  --
 2007  Lowest contract charges               0.25%              0.29%              (2.09)%
    Highest contract charges                 2.07%              0.14%              (4.32)%
    Remaining contract charges                 --                 --                  --
 2006  Lowest contract charges               0.25%              0.37%               6.59%
    Highest contract charges                 2.30%              0.38%               4.43%
    Remaining contract charges                 --                 --                  --
 2005  Lowest contract charges               0.25%              0.42%              10.74%
    Highest contract charges                 2.29%              0.43%               8.50%
    Remaining contract charges                 --                 --                  --

-------------------------------------------------------------------------------

                                                            UNIT          CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2009  Lowest contract charges                 257,695    $15.539793        $4,004,535
    Highest contract charges                       731     14.221064            10,389
    Remaining contract charges             304,775,377            --       763,848,741
 2008  Lowest contract charges                 278,615     10.995860         3,063,612
    Highest contract charges                    17,117      0.620564            10,622
    Remaining contract charges             359,048,612            --       653,393,194
 2007  Lowest contract charges                 336,093     19.363989         6,508,098
    Highest contract charges                    18,567      1.117216            20,744
    Remaining contract charges             432,397,851            --     1,441,401,443
 2006  Lowest contract charges                 360,176     18.312083         6,595,568
    Highest contract charges                    19,725      1.080023            21,305
    Remaining contract charges             509,651,702            --     1,668,131,111
 2005  Lowest contract charges                 445,941     15.995609         7,133,092
    Highest contract charges                    21,051      0.964381            20,301
    Remaining contract charges             579,653,526            --     1,744,918,795
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2009  Lowest contract charges                  48,960     10.263004           502,476
    Highest contract charges                     8,605     10.080796            86,748
    Remaining contract charges             264,835,056            --       302,874,311
 2008  Lowest contract charges                  70,396      9.942375           699,905
    Highest contract charges                    24,114      1.045676            25,216
    Remaining contract charges             319,425,109            --       358,648,096
 2007  Lowest contract charges                   8,492      1.225453            10,406
    Highest contract charges                    17,954      1.079606            19,383
    Remaining contract charges             215,719,231            --       244,671,064
 2006  Lowest contract charges                  33,398      1.176989            39,309
    Highest contract charges                    51,455      1.072210            55,172
    Remaining contract charges             217,935,512            --       240,657,513
 2005  Lowest contract charges                   6,875      1.134413             7,799
    Highest contract charges                    51,254      1.054831            54,064
    Remaining contract charges             251,032,302            --       271,142,875

                                                            INVESTMENT
                                           EXPENSE            INCOME              TOTAL
SUB-ACCOUNT                                RATIO*            RATIO**            RETURN***
-------------------------------------  ------------------------------------------------------
HARTFORD STOCK HLS FUND
 2009  Lowest contract charges               0.15%              1.62%              41.32%
    Highest contract charges                   --                 --               37.70%
    Remaining contract charges                 --                 --                  --
 2008  Lowest contract charges               0.15%              1.94%             (43.22)%
    Highest contract charges                 2.36%              2.04%             (44.45)%
    Remaining contract charges                 --                 --                  --
 2007  Lowest contract charges               0.15%              1.01%               5.74%
    Highest contract charges                 2.35%              1.01%               3.44%
    Remaining contract charges                 --                 --                  --
 2006  Lowest contract charges               0.15%              1.24%              14.48%
    Highest contract charges                 2.35%              1.33%              11.99%
    Remaining contract charges                 --                 --                  --
 2005  Lowest contract charges               0.15%              1.85%               9.46%
    Highest contract charges                 2.30%              3.10%               7.07%
    Remaining contract charges                 --                 --                  --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2009  Lowest contract charges               0.15%              0.03%               3.23%
    Highest contract charges                 2.49%              0.05%               0.58%
    Remaining contract charges                 --                 --                  --
 2008  Lowest contract charges               0.06%              7.14%              (0.85)%
    Highest contract charges                 2.30%              8.26%              (3.14)%
    Remaining contract charges                 --                 --                  --
 2007  Lowest contract charges               0.25%              6.16%               4.12%
    Highest contract charges                 2.06%                --                1.75%
    Remaining contract charges                 --                 --                  --
 2006  Lowest contract charges               0.25%              1.92%               3.75%
    Highest contract charges                 2.30%              3.52%               1.65%
    Remaining contract charges                 --                 --                  --
 2005  Lowest contract charges               0.25%              2.85%               1.30%
    Highest contract charges                 2.29%              2.72%              (0.76)%
    Remaining contract charges                 --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                            UNIT          CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 2009  Lowest contract charges                 129,129     $1.280333          $165,328
    Highest contract charges                       650     12.467757             8,110
    Remaining contract charges              53,005,049            --        60,591,813
 2008  Lowest contract charges                 125,528      1.032021           129,548
    Highest contract charges                    51,011      0.873075            44,536
    Remaining contract charges              63,719,297            --        59,504,584
 2007  Lowest contract charges                  10,595      1.568402            16,618
    Highest contract charges                    50,242      1.357794            68,219
    Remaining contract charges              88,579,722            --       127,733,152
 2006  Lowest contract charges                  21,744      1.442787            31,372
    Highest contract charges                       217      1.278119               280
    Remaining contract charges              99,560,127            --       133,771,660
 2005  Lowest contract charges                  81,900      1.187282            97,238
    Highest contract charges                    12,794      1.076228            13,769
    Remaining contract charges              86,647,314            --        96,833,798
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2009  Lowest contract charges                  11,047      1.389932            15,355
    Highest contract charges                    12,734      1.169052            14,886
    Remaining contract charges              47,471,280            --        60,003,910
 2008  Lowest contract charges                   8,822      0.949539             8,377
    Highest contract charges                    22,951      0.817271            18,757
    Remaining contract charges              55,963,925            --        48,778,393
 2007  Lowest contract charges                   8,336      1.615025            13,463
    Highest contract charges                    18,377      1.422501            26,142
    Remaining contract charges              75,426,154            --       113,359,327
 2006  Lowest contract charges                   7,788      1.727803            13,456
    Highest contract charges                       179      1.557284               277
    Remaining contract charges              82,255,893            --       133,915,712
 2005  Lowest contract charges                   7,184      1.455279            10,455
    Highest contract charges                    37,499      1.353266            50,746
    Remaining contract charges              77,145,548            --       107,153,107

                                                            INVESTMENT
                                           EXPENSE            INCOME              TOTAL
SUB-ACCOUNT                                RATIO*            RATIO**            RETURN***
-------------------------------------  ------------------------------------------------------
HARTFORD VALUE HLS FUND
 2009  Lowest contract charges               0.25%              1.98%              24.06%
    Highest contract charges                 2.49%              3.14%              21.00%
    Remaining contract charges                 --                 --                  --
 2008  Lowest contract charges               0.24%              6.01%             (34.20)%
    Highest contract charges                 2.30%              1.64%             (35.70)%
    Remaining contract charges                 --                 --                  --
 2007  Lowest contract charges               0.25%              1.25%               8.71%
    Highest contract charges                 2.23%              5.79%               6.23%
    Remaining contract charges                 --                 --                  --
 2006  Lowest contract charges               0.26%              1.31%              21.52%
    Highest contract charges                 2.30%              0.02%              18.76%
    Remaining contract charges                 --                 --                  --
 2005  Lowest contract charges               0.25%              2.47%               7.86%
    Highest contract charges                 2.26%              3.07%               5.41%
    Remaining contract charges                 --                 --                  --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2009  Lowest contract charges               0.25%              0.92%              46.38%
    Highest contract charges                 2.30%              0.59%              43.04%
    Remaining contract charges                 --                 --                  --
 2008  Lowest contract charges               0.25%              1.90%             (41.21)%
    Highest contract charges                 2.30%              2.01%             (42.55)%
    Remaining contract charges                 --                 --                  --
 2007  Lowest contract charges               0.25%              1.28%              (6.53)%
    Highest contract charges                 2.24%              2.55%              (8.66)%
    Remaining contract charges                 --                 --                  --
 2006  Lowest contract charges               0.25%              1.47%              18.73%
    Highest contract charges                 2.50%             14.93%              16.03%
    Remaining contract charges                 --                 --                  --
 2005  Lowest contract charges               0.25%              1.46%               8.05%
    Highest contract charges                 2.29%              1.47%               5.86%
    Remaining contract charges                 --                 --                  --

-------------------------------------------------------------------------------

                                                            UNIT          CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
 2009  Lowest contract charges                  11,985     $1.316554           $15,779
    Highest contract charges                       647     11.647318             7,531
    Remaining contract charges              45,017,452            --        54,910,529
 2008  Lowest contract charges                  11,985      1.121720            13,444
    Highest contract charges                     6,658      0.996274             6,633
    Remaining contract charges              48,929,823            --        51,545,814
 2007  Lowest contract charges                  46,284      1.578542            73,062
    Highest contract charges                     6,535      1.434699             9,375
    Remaining contract charges              67,417,008            --       101,299,059
 2006  Lowest contract charges                 125,566      1.454231           182,602
    Highest contract charges                       203      1.376206               280
    Remaining contract charges              69,961,903            --        99,714,093
 2005  Lowest contract charges                 127,860      1.213565           155,166
    Highest contract charges                    11,411      1.168704            13,336
    Remaining contract charges              44,100,995            --        52,738,119
HUNTINGTON VA INCOME EQUITY FUND
 2009  Lowest contract charges                 948,618      1.022001           969,489
    Highest contract charges                       394     10.376957             4,088
    Remaining contract charges               9,957,203            --        10,300,763
 2008  Lowest contract charges               1,079,157      0.850074           917,363
    Highest contract charges                    11,407      0.878562            10,022
    Remaining contract charges              12,311,978            --        10,584,165
 2007  Lowest contract charges               1,339,372      1.383280         1,852,727
    Highest contract charges                     1,004     14.343583            14,394
    Remaining contract charges              16,024,801            --        22,583,119
 2006  Lowest contract charges               1,357,842      1.386243         1,882,300
    Highest contract charges                     1,002     14.526096            14,588
    Remaining contract charges              18,511,731            --        26,086,585
 2005  Lowest contract charges               1,480,504      1.245491         1,843,954
    Highest contract charges                     1,005     13.188877            13,257
    Remaining contract charges              20,556,906            --        26,134,083

                                                            INVESTMENT
                                           EXPENSE            INCOME              TOTAL
SUB-ACCOUNT                                RATIO*            RATIO**            RETURN***
-------------------------------------  ------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
 2009  Lowest contract charges               0.25%              3.01%              17.37%
    Highest contract charges                 0.38%              1.66%              14.47%
    Remaining contract charges                 --                 --                  --
 2008  Lowest contract charges               0.25%              1.53%             (28.94)%
    Highest contract charges                 2.30%              2.97%             (30.56)%
    Remaining contract charges                 --                 --                  --
 2007  Lowest contract charges               0.25%              4.79%               6.68%
    Highest contract charges                 2.28%              3.40%               4.25%
    Remaining contract charges                 --                 --                  --
 2006  Lowest contract charges               0.80%              1.97%              19.83%
    Highest contract charges                 2.30%              0.04%              17.76%
    Remaining contract charges                 --                 --                  --
 2005  Lowest contract charges               0.80%              1.65%               3.98%
    Highest contract charges                 2.26%              1.69%               2.18%
    Remaining contract charges                 --                 --                  --
HUNTINGTON VA INCOME EQUITY FUND
 2009  Lowest contract charges               1.15%                --               20.23%
    Highest contract charges                 0.14%                --               18.97%
    Remaining contract charges                 --                 --                  --
 2008  Lowest contract charges               1.16%              5.73%             (38.55)%
    Highest contract charges                 2.11%              6.05%             (39.13)%
    Remaining contract charges                 --                 --                  --
 2007  Lowest contract charges               1.15%              1.79%              (0.21)%
    Highest contract charges                 2.19%              1.80%              (1.26)%
    Remaining contract charges                 --                 --                  --
 2006  Lowest contract charges               1.15%              1.95%              11.30%
    Highest contract charges                 2.20%              1.92%              10.14%
    Remaining contract charges                 --                 --                  --
 2005  Lowest contract charges               1.15%              1.66%               1.81%
    Highest contract charges                 2.19%              1.59%               0.74%
    Remaining contract charges                 --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                            UNIT          CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #   OWNERS' EQUITY
--------------------------------------------------------------------------------------
HUNTINGTON VA DIVIDEND CAPTURE FUND
 2009  Lowest contract charges                 940,156     $1.309854        $1,231,468
    Highest contract charges                     1,815     12.323949            22,362
    Remaining contract charges               9,451,791            --        13,114,718
 2008  Lowest contract charges               1,087,621      1.059100         1,151,899
    Highest contract charges                     1,475     10.069741            14,857
    Remaining contract charges              11,818,472            --        13,404,415
 2007  Lowest contract charges               1,381,922      1.489659         2,058,592
    Highest contract charges                     2,246     14.313076            32,142
    Remaining contract charges              15,236,926            --        24,513,578
 2006  Lowest contract charges               1,458,400      1.605338         2,341,225
    Highest contract charges                     2,295     15.587245            35,752
    Remaining contract charges              17,499,021            --        29,767,688
 2005  Lowest contract charges               1,528,011      1.392884         2,128,342
    Highest contract charges                     2,064     13.667079            28,213
    Remaining contract charges              19,317,244            --        28,571,360
HUNTINGTON VA GROWTH FUND
 2009  Lowest contract charges               1,136,129      0.726565           825,471
    Highest contract charges                     1,072      9.652298            10,345
    Remaining contract charges               7,901,189            --         6,323,530
 2008  Lowest contract charges               1,131,416      0.633809           717,102
    Highest contract charges                       368      8.508838             3,135
    Remaining contract charges               9,283,332            --         6,421,695
 2007  Lowest contract charges               1,199,569      1.032542         1,238,605
    Highest contract charges                       368     14.008340             5,162
    Remaining contract charges              11,677,040            --        13,152,187
 2006  Lowest contract charges               1,326,826      0.910619         1,208,233
    Highest contract charges                       368     12.484412             4,600
    Remaining contract charges              13,960,102            --        13,493,654
 2005  Lowest contract charges               1,402,830      0.854848         1,199,206
    Highest contract charges                       368     11.843525             4,364
    Remaining contract charges              15,571,934            --        14,196,114

                                                            INVESTMENT
                                           EXPENSE            INCOME              TOTAL
SUB-ACCOUNT                                RATIO*            RATIO**            RETURN***
-------------------------------------  ------------------------------------------------------
HUNTINGTON VA DIVIDEND CAPTURE FUND
 2009  Lowest contract charges               1.15%                --               23.68%
    Highest contract charges                 2.20%                --               22.39%
    Remaining contract charges                 --                 --                  --
 2008  Lowest contract charges               1.15%             10.40%             (28.90)%
    Highest contract charges                 2.21%             10.48%             (29.65)%
    Remaining contract charges                 --                 --                  --
 2007  Lowest contract charges               1.15%              3.38%              (7.21)%
    Highest contract charges                 2.20%              3.39%              (8.17)%
    Remaining contract charges                 --                 --                  --
 2006  Lowest contract charges               1.15%              3.45%              15.25%
    Highest contract charges                 2.20%              3.60%              14.05%
    Remaining contract charges                 --                 --                  --
 2005  Lowest contract charges               1.15%              3.04%               2.40%
    Highest contract charges                 2.19%              2.85%               1.34%
    Remaining contract charges                 --                 --                  --
HUNTINGTON VA GROWTH FUND
 2009  Lowest contract charges               1.15%                --               14.64%
    Highest contract charges                 2.20%                --               13.44%
    Remaining contract charges                 --                 --                  --
 2008  Lowest contract charges               1.15%              1.09%             (38.62)%
    Highest contract charges                 2.21%              1.11%             (39.26)%
    Remaining contract charges                 --                 --                  --
 2007  Lowest contract charges               1.15%              0.42%              13.39%
    Highest contract charges                 2.19%              0.43%              12.21%
    Remaining contract charges                 --                 --                  --
 2006  Lowest contract charges               1.15%              0.42%               6.52%
    Highest contract charges                 2.20%              0.42%               5.41%
    Remaining contract charges                 --                 --                  --
 2005  Lowest contract charges               1.15%              0.48%              (0.43)%
    Highest contract charges                 2.19%              0.48%              (1.47)%
    Remaining contract charges                 --                 --                  --

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
HUNTINGTON VA MID CORP AMERICA
 FUND
 2009  Lowest contract charges      487,764     $1.440935          $702,836
    Highest contract charges          1,247     14.194290            17,704
    Remaining contract charges    4,789,031            --         7,418,777
 2008  Lowest contract charges      525,098      1.085886           570,196
    Highest contract charges            918     10.809544             9,926
    Remaining contract charges    6,176,596            --         7,328,315
 2007  Lowest contract charges      808,981      1.795830         1,452,792
    Highest contract charges          1,392     18.065743            25,145
    Remaining contract charges    7,560,872            --        14,970,819
 2006  Lowest contract charges      903,142      1.670403         1,508,611
    Highest contract charges          1,414     16.981289            23,996
    Remaining contract charges    8,883,372            --        16,040,145
 2005  Lowest contract charges      944,019      1.575703         1,487,493
    Highest contract charges          1,319     16.187755            21,356
    Remaining contract charges    9,811,733            --        16,639,604
HUNTINGTON VA NEW ECONOMY FUND
 2009  Lowest contract charges      276,451      1.196339           330,730
    Highest contract charges            365     11.973126             4,366
    Remaining contract charges    2,101,745            --         2,700,254
 2008  Lowest contract charges      286,556      0.898746           257,541
    Highest contract charges            394      9.089691             3,585
    Remaining contract charges    2,357,204            --         2,276,167
 2007  Lowest contract charges      412,625      1.920209           792,326
    Highest contract charges            642     19.625896            12,602
    Remaining contract charges    2,762,713            --         5,738,870
 2006  Lowest contract charges      476,882      1.726573           823,372
    Highest contract charges            663     17.832991            11,818
    Remaining contract charges    3,025,285            --         5,525,735
 2005  Lowest contract charges      460,164      1.583729           728,775
    Highest contract charges            576     16.530340             9,522
    Remaining contract charges    3,241,472            --         5,442,900

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HUNTINGTON VA MID CORP AMERICA
 FUND
 2009  Lowest contract charges         1.15%               --              32.70%
    Highest contract charges           2.20%               --              31.31%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.16%             1.13%            (39.53)%
    Highest contract charges           2.22%             1.16%            (40.17)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.15%             0.57%              7.51%
    Highest contract charges           2.19%             0.57%              6.39%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             0.40%              6.01%
    Highest contract charges           2.20%             0.40%              4.90%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.14%             0.11%             11.39%
    Highest contract charges           2.19%             0.10%             10.22%
    Remaining contract charges           --                --                 --
HUNTINGTON VA NEW ECONOMY FUND
 2009  Lowest contract charges         1.15%               --              33.11%
    Highest contract charges           2.20%               --              31.72%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.16%             0.79%            (53.20)%
    Highest contract charges           2.22%             0.76%            (53.69)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.15%             0.16%             11.22%
    Highest contract charges           2.19%             0.17%             10.05%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             0.12%              9.02%
    Highest contract charges           2.20%             0.12%              7.88%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.14%               --              11.95%
    Highest contract charges           2.19%               --              10.78%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
HUNTINGTON VA ROTATING MARKETS
 FUND
 2009  Lowest contract charges      115,843     $1.237100          $143,309
    Highest contract charges            404     13.600659             5,493
    Remaining contract charges    1,931,934            --         2,639,259
 2008  Lowest contract charges      148,226      0.938245           139,073
    Highest contract charges            437     10.423867             4,554
    Remaining contract charges    2,330,990            --         2,399,627
 2007  Lowest contract charges      224,733      1.638240           368,166
    Highest contract charges            465     18.393238             8,555
    Remaining contract charges    2,930,881            --         5,272,533
 2006  Lowest contract charges      201,875      1.518849           306,618
    Highest contract charges            488     17.232689             8,403
    Remaining contract charges    3,272,842            --         5,217,689
 2005  Lowest contract charges      208,756      1.284505           268,148
    Highest contract charges            390     14.727656             5,742
    Remaining contract charges    3,502,458            --         4,668,262
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2009  Lowest contract charges      231,123      1.391064           321,507
    Highest contract charges          1,494      1.316594             1,967
    Remaining contract charges    1,383,268            --         1,883,507
 2008  Lowest contract charges      321,954      1.054282           339,431
    Highest contract charges         14,141      1.010149            14,284
    Remaining contract charges    1,353,135            --         1,402,558
 2007  Lowest contract charges      318,259      1.794137           571,000
    Highest contract charges         14,141      1.735479            24,541
    Remaining contract charges    1,329,661            --         2,356,331
 2006  Lowest contract charges       86,174      1.595122           137,458
    Highest contract charges         10,935      1.557680            17,031
    Remaining contract charges      785,074            --         1,240,140
 2005  Lowest contract charges       34,319      1.283054            44,033
    Highest contract charges          8,493      1.265836            10,750
    Remaining contract charges      117,236            --           149,865

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HUNTINGTON VA ROTATING MARKETS
 FUND
 2009  Lowest contract charges         1.15%               --              31.85%
    Highest contract charges           2.20%               --              30.48%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.16%             2.33%            (42.73)%
    Highest contract charges           2.21%             2.59%            (43.33)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.15%             0.83%              7.86%
    Highest contract charges           2.19%             0.83%              6.74%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             0.65%             18.24%
    Highest contract charges           2.20%             0.69%             17.01%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.15%             0.66%              8.41%
    Highest contract charges           2.19%             0.54%              7.28%
    Remaining contract charges           --                --                 --
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2009  Lowest contract charges         1.15%             0.05%             31.94%
    Highest contract charges           2.15%             0.07%             30.63%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.15%             2.65%            (41.24)%
    Highest contract charges           2.11%             2.74%            (41.79)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.14%             0.02%             12.48%
    Highest contract charges           2.09%             0.02%             11.41%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             1.12%             24.32%
    Highest contract charges           2.10%             1.03%             23.15%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.13%             2.38%             15.30%
    Highest contract charges           2.02%             1.29%             14.79%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
HUNTINGTON VA MACRO 100 FUND
 2009  Lowest contract charges      148,533     $0.878576          $130,497
    Highest contract charges          5,764      0.831507             4,792
    Remaining contract charges    1,344,247            --         1,148,323
 2008  Lowest contract charges      166,147      0.729270           121,166
    Highest contract charges        138,555      0.698715            96,811
    Remaining contract charges    1,419,625            --         1,014,040
 2007  Lowest contract charges      293,858      1.116207           328,006
    Highest contract charges        138,555      1.079664           149,593
    Remaining contract charges    2,068,358            --         2,273,475
 2006  Lowest contract charges      383,722      1.161549           445,712
    Highest contract charges         24,272      1.135683            27,566
    Remaining contract charges    2,510,211            --         2,884,852
 2005  Lowest contract charges      388,124      1.095413           425,156
    Highest contract charges         24,746      1.080705            26,743
    Remaining contract charges    2,525,316            --         2,748,214
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2009  Lowest contract charges       34,767      1.182617            41,117
    Highest contract charges        142,240      1.122372           159,647
    Remaining contract charges      707,369            --           817,033
 2008  Lowest contract charges       29,659      1.134343            33,644
    Highest contract charges        142,240      1.086835           154,592
    Remaining contract charges      904,447            --         1,009,474
 2007  Lowest contract charges       22,115      1.123329            24,843
    Highest contract charges        142,240      1.086553           154,552
    Remaining contract charges      844,460            --           937,750
 2006  Lowest contract charges        9,161      1.093359            10,016
    Highest contract charges        141,554      1.071695           151,703
    Remaining contract charges      835,276            --           906,793
 2005  Lowest contract charges        9,307      1.044465             9,720
    Highest contract charges         12,002      1.034325            12,414
    Remaining contract charges      252,220            --           262,241

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HUNTINGTON VA MACRO 100 FUND
 2009  Lowest contract charges         1.15%               --              20.47%
    Highest contract charges           0.09%               --              19.27%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.16%             1.29%            (34.67)%
    Highest contract charges           2.11%             1.88%            (35.28)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.15%             0.43%             (3.90)%
    Highest contract charges           2.04%             0.02%             (4.81)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             0.16%              6.04%
    Highest contract charges           2.05%             0.16%              5.09%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.14%             0.22%              3.94%
    Highest contract charges           2.01%             0.25%              3.01%
    Remaining contract charges           --                --                 --
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2009  Lowest contract charges         1.15%               --               4.26%
    Highest contract charges           2.10%               --               3.27%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.16%             8.00%              0.98%
    Highest contract charges           2.10%             8.16%              0.03%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.14%             2.39%              2.74%
    Highest contract charges           2.04%               --               1.77%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             1.29%              4.68%
    Highest contract charges           1.96%               --               3.85%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.13%               --              (0.17)%
    Highest contract charges           1.76%               --              (0.49)%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
HUNTINGTON VA SITUS FUND
 2009  Lowest contract charges      280,919     $1.139746          $320,177
    Highest contract charges          2,512      1.075758             2,703
    Remaining contract charges    1,859,677            --         2,058,381
 2008  Lowest contract charges      236,475      0.867163           205,063
    Highest contract charges          2,514      0.827111             2,079
    Remaining contract charges    1,981,880            --         1,677,294
 2007  Lowest contract charges      250,056      1.492538           373,218
    Highest contract charges          2,514      1.438651             3,617
    Remaining contract charges    2,088,909            --         3,061,214
 2006  Lowest contract charges      276,672      1.355598           375,056
    Highest contract charges          2,512      1.320436             3,319
    Remaining contract charges    2,160,921            --         2,893,084
 2005  Lowest contract charges      205,615      1.307997           268,943
    Highest contract charges          2,514      1.287526             3,237
    Remaining contract charges    2,025,846            --         2,629,397
BLACKROCK GLOBAL GROWTH V.I.
 FUND
 2009  Lowest contract charges       16,568      1.130493            18,730
    Highest contract charges         68,125      1.380316            94,034
    Remaining contract charges           --            --                --
 2008  Lowest contract charges       16,593      0.843869            14,002
    Highest contract charges         28,160      1.036040            29,175
    Remaining contract charges       12,347            --            10,255
 2007  Lowest contract charges       45,874      1.580315            72,496
    Highest contract charges         35,142      1.950928            68,560
    Remaining contract charges       18,334            --            28,574
 2006  Lowest contract charges       66,557      1.169006            77,806
    Highest contract charges         35,363      1.451107            51,315
    Remaining contract charges       47,005            --            53,958
 2005  Lowest contract charges       66,577      0.970165            64,591
    Highest contract charges         20,364      1.210922            24,659
    Remaining contract charges       50,546            --            48,291
BLACKROCK LARGE CAP GROWTH V.I.
 FUND
 2009  Lowest contract charges       46,783      0.791532            37,031
    Highest contract charges         79,974      0.927014            74,137
    Remaining contract charges       25,097            --            19,218
 2008  Lowest contract charges       48,708      0.635208            30,940
    Highest contract charges         47,993      0.748027            35,900
    Remaining contract charges       34,135            --            21,127
 2007  Lowest contract charges       48,615      1.084639            52,730
    Highest contract charges         13,044      1.284329            16,753
    Remaining contract charges       51,517            --            54,553
 2006  Lowest contract charges       75,713      1.013309            76,721
    Highest contract charges          6,312      1.206478             7,616
    Remaining contract charges       77,060            --            76,434
 2005  Lowest contract charges       79,904      0.957033            76,470
    Highest contract charges          6,312      1.145764             7,233
    Remaining contract charges       85,515            --            80,369

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HUNTINGTON VA SITUS FUND
 2009  Lowest contract charges         1.15%               --              31.43%
    Highest contract charges           2.20%               --              30.06%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.15%             0.23%            (41.90)%
    Highest contract charges           2.21%             0.23%            (42.51)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.15%             0.30%             10.10%
    Highest contract charges           2.19%             0.32%              8.95%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             0.07%              3.64%
    Highest contract charges           2.20%             0.06%              2.56%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.14%             0.01%             15.84%
    Highest contract charges           2.19%             0.01%             14.63%
    Remaining contract charges           --                --                 --
BLACKROCK GLOBAL GROWTH V.I.
 FUND
 2009  Lowest contract charges         1.25%             0.16%             31.06%
    Highest contract charges           1.80%             0.15%             30.34%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.26%             0.35%            (46.60)%
    Highest contract charges           1.80%             0.21%            (46.90)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.25%             0.91%             35.19%
    Highest contract charges           1.79%             1.15%             34.44%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.25%             0.98%             20.50%
    Highest contract charges           1.80%             1.11%             19.84%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.25%             1.25%             13.64%
    Highest contract charges           1.80%             1.19%             13.02%
    Remaining contract charges           --                --                 --
BLACKROCK LARGE CAP GROWTH V.I.
 FUND
 2009  Lowest contract charges         1.25%             0.01%             24.61%
    Highest contract charges           1.80%             0.01%             23.93%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges         1.25%             0.46%            (41.44)%
    Highest contract charges           1.79%             0.53%            (41.76)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.25%             0.28%              7.04%
    Highest contract charges           1.78%             0.56%              6.45%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.25%             0.29%              5.88%
    Highest contract charges           1.80%             0.29%              5.30%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.25%             0.19%              9.27%
    Highest contract charges           1.79%             0.19%              8.67%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL
 ESTATE PORTFOLIO
 2009  Lowest contract charges       42,694     $8.021187          $342,460
    Highest contract charges             --            --                --
    Remaining contract charges           --            --                --
 2008  Lowest contract charges       43,406      6.320884           274,365
    Highest contract charges             --            --                --
    Remaining contract charges           --            --                --
 2007  Lowest contract charges       49,349     10.332046           509,875
    Highest contract charges             --            --                --
    Remaining contract charges           --            --                --
 2006  Lowest contract charges       63,473     12.646499           802,715
    Highest contract charges             --            --                --
    Remaining contract charges           --            --                --
EQUITY AND INCOME
 2009  Lowest contract charges       41,685     10.339649           431,004
    Highest contract charges             --            --                --
    Remaining contract charges           --            --                --
 2008  Lowest contract charges       44,720      8.547496           382,243
    Highest contract charges             --            --                --
    Remaining contract charges           --            --                --
 2007  Lowest contract charges       46,852     11.193797           524,454
    Highest contract charges             --            --                --
    Remaining contract charges           --            --                --
 2006  Lowest contract charges       18,630     10.966011           204,299
    Highest contract charges             --            --                --
    Remaining contract charges           --            --                --
MID CAP GROWTH
 2009  Lowest contract charges       52,800      9.826160           518,824
    Highest contract charges             --            --                --
    Remaining contract charges           --            --                --
 2008  Lowest contract charges       38,379      6.322562           242,654
    Highest contract charges             --            --                --
    Remaining contract charges           --            --                --
 2007  Lowest contract charges       37,983     12.037715           457,234
    Highest contract charges             --            --                --
    Remaining contract charges           --            --                --
 2006  Lowest contract charges       33,953      9.941094           337,533
    Highest contract charges             --            --                --
    Remaining contract charges           --            --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN KAMPEN UIF U.S. REAL
 ESTATE PORTFOLIO
 2009  Lowest contract charges        1.25%             2.76%             26.90%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.25%             2.80%            (38.82)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.25%             0.87%            (18.30)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.89%             0.26%             26.83%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
EQUITY AND INCOME
 2009  Lowest contract charges        1.25%             2.91%             20.97%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.25%             2.27%            (23.64)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.24%             1.80%              2.08%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.90%             0.11%              9.59%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
MID CAP GROWTH
 2009  Lowest contract charges        1.25%               --              55.41%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.25%             0.67%            (47.48)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.25%               --              21.09%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.90%               --              (0.21)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
MTB MANAGED ALLOCATION FUND --
 MODERATE GROWTH II
 2009  Lowest contract charges      920,811     $1.056330          $972,680
    Highest contract charges         16,841      1.008982            16,992
    Remaining contract charges    1,903,476            --         1,955,293
 2008  Lowest contract charges    1,032,262      0.850690           878,135
    Highest contract charges         16,855      0.819082            13,806
    Remaining contract charges    2,431,009            --         2,021,051
 2007  Lowest contract charges    1,089,955      1.213306         1,322,449
    Highest contract charges         70,507      1.177618            83,030
    Remaining contract charges    2,449,958            --         2,919,178
 2006  Lowest contract charges    1,204,542      1.148226         1,383,086
    Highest contract charges         72,734      1.123383            81,707
    Remaining contract charges    2,502,440            --         2,835,498
 2005  Lowest contract charges    1,298,521      1.052312         1,366,449
    Highest contract charges         76,088      1.037808            78,965
    Remaining contract charges    2,538,700            --         2,649,162
COLUMBIA MARSICO INTERNATIONAL
 OPPORTUNITIES FUND VS
 2009  Lowest contract charges    3,805,640      1.808164         6,881,220
    Highest contract charges         33,352      1.388748            46,317
    Remaining contract charges    7,569,137            --        12,674,742
 2008  Lowest contract charges    5,930,720      1.327250         7,871,548
    Highest contract charges         36,905      1.029623            37,999
    Remaining contract charges    8,628,818            --        10,674,861
 2007  Lowest contract charges    8,454,591      2.608992        22,057,961
    Highest contract charges         37,207      2.044336            76,063
    Remaining contract charges    9,921,071            --        24,397,575
 2006  Lowest contract charges   10,395,109      2.207440        22,946,580
    Highest contract charges        131,999      2.105532           277,926
    Remaining contract charges   11,083,190            --        23,157,204
 2005  Lowest contract charges   11,092,071      1.813963        20,120,607
    Highest contract charges        151,060      1.745856           263,729
    Remaining contract charges   11,407,243            --        19,644,691

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MTB MANAGED ALLOCATION FUND --
 MODERATE GROWTH II
 2009  Lowest contract charges        1.15%               --              24.17%
    Highest contract charges          1.95%               --              23.18%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             1.38%            (29.89)%
    Highest contract charges          1.97%             0.40%            (30.45)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.15%             2.03%              5.67%
    Highest contract charges          1.94%             2.05%              4.83%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             2.56%              9.12%
    Highest contract charges          1.95%             2.52%              8.25%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.15%             1.52%              2.81%
    Highest contract charges          1.94%             1.74%              1.99%
    Remaining contract charges          --                --                 --
COLUMBIA MARSICO INTERNATIONAL
 OPPORTUNITIES FUND VS
 2009  Lowest contract charges        1.25%             1.75%             36.23%
    Highest contract charges          2.25%             1.95%             34.88%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.26%             1.23%            (49.13)%
    Highest contract charges          2.26%             1.28%            (49.64)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.25%             0.11%             18.19%
    Highest contract charges          2.15%               --              17.02%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.25%             0.28%             21.69%
    Highest contract charges          2.15%             0.28%             20.60%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.25%             0.09%             18.04%
    Highest contract charges          2.14%             0.10%             16.98%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND VS
 2009  Lowest contract charges    2,156,262     $1.707138        $3,681,037
    Highest contract charges         62,828      1.578108            99,149
    Remaining contract charges    6,065,161            --         9,942,043
 2008  Lowest contract charges    2,937,566      1.199137         3,522,545
    Highest contract charges         66,951      1.119636            74,960
    Remaining contract charges    7,194,346            --         8,329,418
 2007  Lowest contract charges    4,417,813      1.614186         7,131,171
    Highest contract charges         69,959      1.522332           106,501
    Remaining contract charges    8,851,487            --        13,872,330
 2006  Lowest contract charges    5,387,278      1.604881         8,645,939
    Highest contract charges        125,395      1.533438           192,288
    Remaining contract charges    9,676,903            --        15,153,154
 2005  Lowest contract charges    6,627,700      1.460773         9,681,565
    Highest contract charges        128,866      1.408360           181,490
    Remaining contract charges   10,610,625            --        15,188,727
COLUMBIA MARSICO FOCUSED
 EQUITIES FUND VS
 2009  Lowest contract charges   13,527,217      1.513350        20,471,414
    Highest contract charges         37,192      0.977000            36,336
    Remaining contract charges    8,317,888            --        11,711,727
 2008  Lowest contract charges   18,630,149      1.190899        22,186,626
    Highest contract charges         41,591      0.776557            32,298
    Remaining contract charges    9,779,804            --        10,944,348
 2007  Lowest contract charges   24,819,121      2.054405        50,988,526
    Highest contract charges         41,591      1.353123            56,278
    Remaining contract charges   11,603,877            --        22,611,865
 2006  Lowest contract charges   33,275,996      1.831624        60,949,113
    Highest contract charges         44,151      1.746964            77,130
    Remaining contract charges   13,665,874            --        23,872,312
 2005  Lowest contract charges   41,461,270      1.712986        71,022,575
    Highest contract charges         51,313      1.648583            84,593
    Remaining contract charges   15,506,212            --        25,362,167

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
COLUMBIA HIGH YIELD FUND VS
 2009  Lowest contract charges        1.25%            10.01%             42.36%
    Highest contract charges          2.25%            10.38%             40.95%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.25%            10.21%            (25.71)%
    Highest contract charges          2.25%            10.48%            (26.45)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.25%             4.90%              0.58%
    Highest contract charges          2.21%               --              (0.42)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.25%             2.43%              9.87%
    Highest contract charges          2.15%             2.53%              8.88%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.25%             0.16%              0.89%
    Highest contract charges          2.14%             0.17%             (0.02)%
    Remaining contract charges          --                --                 --
COLUMBIA MARSICO FOCUSED
 EQUITIES FUND VS
 2009  Lowest contract charges        1.25%             0.63%             27.08%
    Highest contract charges          2.25%             0.69%             25.81%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.26%             0.10%            (42.03)%
    Highest contract charges          2.26%             0.10%            (42.61)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.25%             0.11%             12.16%
    Highest contract charges          1.97%               --              11.05%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.25%               --               6.93%
    Highest contract charges          2.15%               --               5.97%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.25%               --               8.94%
    Highest contract charges          2.14%               --               7.96%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
COLUMBIA ASSET ALLOCATION FUND
 VS
 2009  Lowest contract charges    2,156,281     $1.090513        $2,351,452
    Highest contract charges          2,680      1.012378             2,713
    Remaining contract charges    1,819,356            --         1,908,563
 2008  Lowest contract charges    2,711,059      0.890486         2,414,160
    Highest contract charges         33,188      0.834169            27,684
    Remaining contract charges    2,302,071            --         1,986,107
 2007  Lowest contract charges    4,497,187      1.258007         5,657,493
    Highest contract charges         33,190      1.189120            39,467
    Remaining contract charges    2,616,105            --         3,208,284
 2006  Lowest contract charges    4,640,164      1.166797         5,414,129
    Highest contract charges         31,888      1.112869            35,488
    Remaining contract charges    2,669,599            --         3,048,152
 2005  Lowest contract charges    5,306,107      1.080659         5,734,092
    Highest contract charges         30,545      1.040043            31,768
    Remaining contract charges    2,847,419            --         3,020,369
COLUMBIA MARSICO GROWTH FUND
 VS
 2009  Lowest contract charges    9,185,983      1.479611        13,591,682
    Highest contract charges        497,173      0.947371           471,007
    Remaining contract charges    7,124,455            --         9,611,077
 2008  Lowest contract charges   12,306,181      1.182832        14,556,145
    Highest contract charges        530,723      0.764961           405,982
    Remaining contract charges    8,149,343            --         8,877,265
 2007  Lowest contract charges   16,056,477      1.977966        31,759,165
    Highest contract charges        557,891      1.292074           720,836
    Remaining contract charges    9,489,617            --        17,448,032
 2006  Lowest contract charges   21,597,400      1.704873        36,820,823
    Highest contract charges        185,160      1.626119           301,114
    Remaining contract charges   10,983,676            --        17,490,446
 2005  Lowest contract charges   27,443,099      1.627175        44,654,724
    Highest contract charges        189,778      1.566045           297,201
    Remaining contract charges   12,512,407            --        19,128,500

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
COLUMBIA ASSET ALLOCATION FUND
 VS
 2009  Lowest contract charges        1.25%             4.00%             22.46%
    Highest contract charges          2.18%             1.64%             21.36%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.25%             3.53%            (29.22)%
    Highest contract charges          2.15%             3.31%            (29.85)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.25%             2.78%              7.82%
    Highest contract charges          2.14%             2.79%              6.85%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             2.56%              5.19%
    Highest contract charges          1.46%             2.51%              4.56%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.25%             0.01%              3.16%
    Highest contract charges          2.15%             0.02%              2.24%
    Remaining contract charges          --                --                 --
COLUMBIA MARSICO GROWTH FUND
 VS
 2009  Lowest contract charges        1.25%             0.74%             25.09%
    Highest contract charges          2.25%             0.78%             23.85%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.26%             0.32%            (40.20)%
    Highest contract charges          2.26%             0.32%            (40.80)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.25%             0.08%             16.02%
    Highest contract charges          2.21%               --              14.87%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.25%               --               4.78%
    Highest contract charges          2.15%               --               3.84%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.25%               --               6.11%
    Highest contract charges          2.14%               --               5.16%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
COLUMBIA MARSICO 21ST CENTURY
 FUND VS
 2009  Lowest contract charges                3,209,323       $1.001683        $3,214,724
    Highest contract charges                      3,301        1.346555             4,445
    Remaining contract charges                2,801,659              --         2,828,907
 2008  Lowest contract charges                4,264,923        0.798229         3,404,385
    Highest contract charges                      3,691        1.083829             4,001
    Remaining contract charges                3,464,222              --         2,769,798
 2007  Lowest contract charges                5,825,464        1.432253         8,343,538
    Highest contract charges                      3,691        1.964289             7,250
    Remaining contract charges                4,571,855              --         6,591,519
 2006  Lowest contract charges                6,581,372        1.215781         8,001,507
    Highest contract charges                     42,286        1.159638            49,037
    Remaining contract charges                4,662,849              --         5,723,179
 2005  Lowest contract charges                6,842,801        1.028081         7,034,954
    Highest contract charges                     37,849        0.989469            37,451
    Remaining contract charges                4,051,633              --         4,220,907
COLUMBIA MARSICO MIDCAP GROWTH FUND VS
 2009  Lowest contract charges                2,534,944        0.864396         2,191,196
    Highest contract charges                     63,482        0.794653            50,446
    Remaining contract charges               13,714,368              --        11,373,172
 2008  Lowest contract charges                3,442,644        0.608492         2,094,821
    Highest contract charges                     70,492        0.565015            39,829
    Remaining contract charges               15,143,510              --         8,895,519
 2007  Lowest contract charges                4,785,937        1.105893         5,292,734
    Highest contract charges                     68,579        1.037212            71,131
    Remaining contract charges               16,976,499              --        18,223,774
 2006  Lowest contract charges                6,184,624        0.934126         5,777,218
    Highest contract charges                    484,819        0.894090           433,473
    Remaining contract charges               18,532,671              --        16,897,499
 2005  Lowest contract charges                7,109,912        0.803716         5,714,350
    Highest contract charges                    531,524        0.776216           412,578
    Remaining contract charges               20,044,488              --        15,792,236

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
COLUMBIA MARSICO 21ST CENTURY
 FUND VS
 2009  Lowest contract charges                1.25%              0.12%              25.49%
    Highest contract charges                  2.25%              0.13%              24.24%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.26%                --              (44.27)%
    Highest contract charges                  2.26%                --              (44.82)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.25%              0.50%              17.81%
    Highest contract charges                  1.96%                --               16.63%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              0.18%              18.26%
    Highest contract charges                  2.15%              0.18%              17.20%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%                --                6.54%
    Highest contract charges                  2.14%                --                5.59%
    Remaining contract charges                  --                 --                  --
COLUMBIA MARSICO MIDCAP GROWTH FUND VS
 2009  Lowest contract charges                1.25%                --               42.06%
    Highest contract charges                  2.25%                --               40.64%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.26%                --              (44.98)%
    Highest contract charges                  2.26%                --              (45.53)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.25%              0.11%              18.39%
    Highest contract charges                  2.03%                --               17.21%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%                --               16.23%
    Highest contract charges                  2.15%                --               15.19%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%                --                3.88%
    Highest contract charges                  2.14%                --                2.95%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND
 2009  Lowest contract charges                   74,507       $9.197528          $685,284
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                 1
 2008  Lowest contract charges                   72,908        6.683021           487,248
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   73,637       11.341169           835,135
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   37,907       10.825433           410,361
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  867,095        1.020694           885,039
    Highest contract charges                        850        1.017740               866
    Remaining contract charges               49,721,749              --        50,696,969
PUTNAM VT SMALL CAP VALUE
 2009  Lowest contract charges                   29,229        7.089139           207,211
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   28,190        5.457445           153,846
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   35,097        9.113363           319,847
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   27,871       10.572820           294,675
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  867,095        1.020694           885,039
    Highest contract charges                        850        1.017740               866
    Remaining contract charges               49,721,749              --        50,696,969

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND
 2009  Lowest contract charges                1.25%              1.81%              37.63%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.25%              1.26%             (41.07)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.24%              0.90%               4.76%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.89%                --                7.84%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%              1.96%               2.57%
    Highest contract charges                  2.24%              2.02%               2.39%
    Remaining contract charges                  --                 --                  --
PUTNAM VT SMALL CAP VALUE
 2009  Lowest contract charges                1.25%              1.33%              29.90%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.26%              1.57%             (40.12)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.25%              0.51%             (13.80)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.89%                --                5.84%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%              1.96%               2.57%
    Highest contract charges                  2.24%              2.02%               2.39%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN
 2009  Lowest contract charges                  138,791      $12.035212        $1,670,385
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   96,653       10.294340           994,980
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   62,687       11.215001           703,039
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                    8,977       10.261335            92,112
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  867,095        1.020694           885,039
    Highest contract charges                        850        1.017740               866
    Remaining contract charges               49,721,749              --        50,696,969
PIONEER FUND VCT PORTFOLIO
 2009  Lowest contract charges                  505,711        0.974389           492,759
    Highest contract charges                      2,609       12.378607            32,292
    Remaining contract charges               29,277,121              --        28,053,815
 2008  Lowest contract charges                  685,241        0.789105           540,727
    Highest contract charges                      1,340        0.760108             1,018
    Remaining contract charges               39,609,977              --        30,863,672
 2007  Lowest contract charges                  891,695        1.216169         1,084,452
    Highest contract charges                      1,341        1.185067             1,589
    Remaining contract charges               61,345,782              --        73,956,430
 2006  Lowest contract charges                  808,646        1.174047           949,388
    Highest contract charges                        852        1.157257               984
    Remaining contract charges               38,612,047              --        45,085,478
 2005  Lowest contract charges                  867,095        1.020694           885,039
    Highest contract charges                        850        1.017740               866
    Remaining contract charges               49,721,749              --        50,696,969
PIONEER MID CAP VALUE VCT PORTFOLIO
 2009  Lowest contract charges                   33,904        9.000113           305,140
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   20,485        7.275384           149,037
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   23,439       11.121410           260,680
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   12,507       10.689866           133,702
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PIMCO VIT REAL RETURN
 2009  Lowest contract charges                1.25%              3.12%              16.91%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.25%              3.52%              (8.21)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.24%              4.58%               9.29%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.89%              3.25%               2.10%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%              1.96%               2.57%
    Highest contract charges                  2.24%              2.02%               2.39%
    Remaining contract charges                  --                 --                  --
PIONEER FUND VCT PORTFOLIO
 2009  Lowest contract charges                1.15%              1.54%              23.48%
    Highest contract charges                  2.38%              2.01%              21.95%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              1.48%             (35.12)%
    Highest contract charges                  2.31%              1.54%             (35.86)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              1.00%               3.59%
    Highest contract charges                  2.29%              1.06%               2.40%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.11%              15.02%
    Highest contract charges                  2.34%              1.11%              13.71%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%              1.96%               2.57%
    Highest contract charges                  2.24%              2.02%               2.39%
    Remaining contract charges                  --                 --                  --
PIONEER MID CAP VALUE VCT PORTFOLIO
 2009  Lowest contract charges                1.25%              1.37%              23.71%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.26%              0.83%             (34.58)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.24%              0.66%               4.04%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.90%                --                6.83%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 2009  Lowest contract charges                  148,719       $1.441969          $214,449
    Highest contract charges                     32,907        1.401550            46,120
    Remaining contract charges                  150,839              --           212,202
 2008  Lowest contract charges                  168,842        0.927612           156,620
    Highest contract charges                     32,912        0.906580            29,837
    Remaining contract charges                  227,233              --           206,872
 2007  Lowest contract charges                  235,796        1.549956           365,473
    Highest contract charges                     32,916        1.523171            50,136
    Remaining contract charges                  230,427              --           351,772
 2006  Lowest contract charges                  245,322        1.425231           349,640
    Highest contract charges                     32,919        1.408321            46,359
    Remaining contract charges                  441,000              --           621,226
 2005  Lowest contract charges                  243,079        1.270271           308,776
    Highest contract charges                     32,923        1.262122            41,553
    Remaining contract charges                  234,997              --           295,362
JENNISON PORTFOLIO
 2009  Lowest contract charges                  584,266        0.637286           372,344
    Highest contract charges                     70,370        0.865928            60,935
    Remaining contract charges                1,070,020              --           677,483
 2008  Lowest contract charges                  607,740        0.452576           275,049
    Highest contract charges                     70,380        0.618329            43,518
    Remaining contract charges                  862,322              --           389,771
 2007  Lowest contract charges                  711,416        0.733898           522,107
    Highest contract charges                     85,782        1.008222            86,487
    Remaining contract charges                1,032,223              --           825,733
 2006  Lowest contract charges                  736,788        0.666147           490,809
    Highest contract charges                     86,649        0.920193            79,734
    Remaining contract charges                1,147,097              --           829,429
 2005  Lowest contract charges                  768,335        0.665435           511,277
    Highest contract charges                     87,225        0.924280            80,621
    Remaining contract charges                1,063,249              --           779,362

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 2009  Lowest contract charges                1.25%                --               55.45%
    Highest contract charges                  1.80%                --               54.60%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.25%                --              (40.15)%
    Highest contract charges                  1.81%                --              (40.48)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.25%              0.12%               8.75%
    Highest contract charges                  1.79%              0.12%               8.16%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%                --               12.20%
    Highest contract charges                  1.80%                --               11.58%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.24%                --               19.76%
    Highest contract charges                  1.79%                --               19.10%
    Remaining contract charges                  --                 --                  --
JENNISON PORTFOLIO
 2009  Lowest contract charges                1.25%              0.28%              40.81%
    Highest contract charges                  1.80%              0.28%              40.04%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.25%              0.07%             (38.33)%
    Highest contract charges                  1.81%              0.06%             (38.67)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.25%                --               10.17%
    Highest contract charges                  1.80%                --                9.57%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%                --                0.11%
    Highest contract charges                  1.80%                --               (0.44)%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%                --               12.61%
    Highest contract charges                  1.79%                --               11.99%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
 2009  Lowest contract charges                   76,205       $1.135240           $86,511
    Highest contract charges                    118,181        1.073058           126,815
    Remaining contract charges                  353,408              --           391,965
 2008  Lowest contract charges                   97,530        0.813013            79,293
    Highest contract charges                    120,200        0.773874            93,020
    Remaining contract charges                  421,053              --           335,508
 2007  Lowest contract charges                  143,502        1.433148           205,659
    Highest contract charges                    125,493        1.373749           172,396
    Remaining contract charges                  430,329              --           606,809
 2006  Lowest contract charges                  155,748        1.411305           219,808
    Highest contract charges                    125,887        1.367992           172,215
    Remaining contract charges                  501,983              --           697,354
 2005  Lowest contract charges                  156,586        1.196600           187,371
    Highest contract charges                    125,888        1.166272           146,820
    Remaining contract charges                  502,067              --           592,861
PRUDENTIAL SERIES INTERNATIONAL GROWTH
 2009  Lowest contract charges                    3,250        0.937144             3,046
    Highest contract charges                      4,874        0.885824             4,317
    Remaining contract charges                  136,656              --           123,773
 2008  Lowest contract charges                   34,572        0.695495            24,044
    Highest contract charges                      4,874        0.662031             3,227
    Remaining contract charges                  226,594              --           152,752
 2007  Lowest contract charges                   51,072        1.422348            72,641
    Highest contract charges                    108,352        1.371148           148,566
    Remaining contract charges                  127,848              --           178,525
 2006  Lowest contract charges                   43,151        1.209005            52,170
    Highest contract charges                     41,032        1.153893            47,344
    Remaining contract charges                  244,243              --           288,275
 2005  Lowest contract charges                   50,957        1.016050            51,775
    Highest contract charges                     77,536        0.990304            76,784
    Remaining contract charges                   40,491              --            40,688
ROYCE SMALL-CAP PORTFOLIO
 2009  Lowest contract charges                  114,114        9.605984         1,096,175
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  109,655        7.194285           788,886
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   94,510       10.003939           945,471
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   42,147       10.350967           436,268
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
 2009  Lowest contract charges                1.25%              1.68%              39.63%
    Highest contract charges                  1.95%              1.65%              38.66%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.26%              1.55%             (43.27)%
    Highest contract charges                  1.96%              1.39%             (43.67)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.25%              1.00%               1.55%
    Highest contract charges                  1.93%              3.48%               0.84%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              1.01%              17.94%
    Highest contract charges                  1.80%              1.02%              17.30%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              0.90%              14.77%
    Highest contract charges                  1.79%              0.87%              14.14%
    Remaining contract charges                  --                 --                  --
PRUDENTIAL SERIES INTERNATIONAL GROWTH
 2009  Lowest contract charges                1.26%              1.91%              34.75%
    Highest contract charges                  1.95%              1.29%              33.80%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.25%              1.17%             (51.10)%
    Highest contract charges                  1.95%              1.44%             (51.44)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.25%              0.43%              17.65%
    Highest contract charges                  1.79%              0.36%              17.00%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              1.65%              18.99%
    Highest contract charges                  2.15%              1.61%              17.93%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.24%              0.16%              14.36%
    Highest contract charges                  1.79%              0.22%              13.73%
    Remaining contract charges                  --                 --                  --
ROYCE SMALL-CAP PORTFOLIO
 2009  Lowest contract charges                1.25%                --               33.52%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.25%              0.66%             (28.09)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.24%              0.06%              (3.35)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.90%              0.10%               3.82%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WESTERN ASSET GOVERNMENT MONEY MARKET
 FUND
 2009  Lowest contract charges                       --            $ --              $ --
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                    5,244        3.184565            16,699
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                    5,780        3.146351            18,187
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                    6,325        3.035472            19,198
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    6,890        2.939165            20,251
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
LEGG MASON CLEARBRIDGE APPRECIATION
 FUND
 2009  Lowest contract charges                    9,570       13.958545           133,582
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                    9,572       11.610712           111,140
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                    9,574       16.529297           158,248
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   11,174       15.438493           172,514
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   11,314       13.609993           153,987
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WESTERN ASSET GOVERNMENT MONEY MARKET
 FUND
 2009  Lowest contract charges                  --                 --                  --
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.00%              2.21%               1.22%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.00%              4.57%               3.65%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.00%              4.21%               3.28%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.00%              2.66%               1.69%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
LEGG MASON CLEARBRIDGE APPRECIATION
 FUND
 2009  Lowest contract charges                1.00%              1.75%              20.22%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.00%              1.00%             (29.76)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.00%              0.81%               7.07%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.00%              0.89%              13.44%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.00%              0.50%               3.11%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WESTERN ASSET MONEY MARKET FUND
 2009  Lowest contract charges                    3,814       $3.572710           $13,626
    Highest contract charges                     48,438        3.696925           179,071
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                    3,821        3.595495            13,738
    Highest contract charges                     57,223        3.720517           212,900
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                    3,828        3.535811            13,535
    Highest contract charges                     59,710        3.658758           218,463
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                    3,835        3.404341            13,056
    Highest contract charges                     59,751        3.522722           210,488
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    3,842        3.282092            12,611
    Highest contract charges                     69,527        3.396228           236,130
    Remaining contract charges                       --              --                --
VICTORY VARIABLE INSURANCE DIVERSIFIED
 STOCK FUND
 2009  Lowest contract charges                    7,509        9.011900            67,667
    Highest contract charges                      1,199        9.645963            11,570
    Remaining contract charges                   93,280              --           937,692
 2008  Lowest contract charges                   65,044        8.104915           527,178
    Highest contract charges                      1,248        7.744054             9,662
    Remaining contract charges                   61,381              --           477,285
 2007  Lowest contract charges                  101,683       13.208522         1,343,079
    Highest contract charges                     10,140       12.788407           129,675
    Remaining contract charges                   54,172              --           698,433
 2006  Lowest contract charges                  120,607       12.164063         1,467,069
    Highest contract charges                      5,975       11.836186            70,718
    Remaining contract charges                   67,259              --           802,913
 2005  Lowest contract charges                  129,932       10.834776         1,407,789
    Highest contract charges                      5,975       10.595566            63,306
    Remaining contract charges                   75,572              --           808,031
COMSTOCK
 2009  Lowest contract charges                   18,860        8.712216           164,308
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   13,859        6.870122            95,213
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   17,526       10.835972           189,917
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   11,153       11.233815           125,291
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WESTERN ASSET MONEY MARKET FUND
 2009  Lowest contract charges                1.00%              0.37%              (0.63)%
    Highest contract charges                  1.00%              0.38%              (0.63)%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.00%              2.67%               1.69%
    Highest contract charges                  1.00%              2.68%               1.69%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.00%              4.77%               3.86%
    Highest contract charges                  1.00%              4.77%               3.86%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.00%              4.65%               3.73%
    Highest contract charges                  1.00%              4.64%               3.73%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.99%              2.74%               1.76%
    Highest contract charges                  1.00%              2.73%               1.76%
    Remaining contract charges                  --                 --                  --
VICTORY VARIABLE INSURANCE DIVERSIFIED
 STOCK FUND
 2009  Lowest contract charges                1.25%              0.67%              25.37%
    Highest contract charges                  1.90%              0.72%              24.56%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.26%              0.74%             (38.64)%
    Highest contract charges                  1.89%              1.26%             (39.04)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.25%              0.63%               8.59%
    Highest contract charges                  1.74%              0.36%               8.05%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              0.31%              12.27%
    Highest contract charges                  1.75%              0.32%              11.71%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              0.08%               7.40%
    Highest contract charges                  1.74%              0.08%               6.86%
    Remaining contract charges                  --                 --                  --
COMSTOCK
 2009  Lowest contract charges                1.25%              4.17%              26.81%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.26%              2.45%             (36.60)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.25%              1.27%              (3.54)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.89%                --               12.52%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2009  Lowest contract charges                  226,435       $1.090126          $246,843
    Highest contract charges                     37,494        1.070377            40,132
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  226,463        0.959907           217,384
    Highest contract charges                     41,035        0.944882            38,773
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  226,489        1.376694           311,807
    Highest contract charges                     39,479        1.358557            53,634
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  226,441        1.300788           294,552
    Highest contract charges                     37,397        1.286867            48,125
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  226,300        1.179275           266,870
    Highest contract charges                     31,770        1.169565            37,158
    Remaining contract charges                       --              --                --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2009  Lowest contract charges                   17,349        1.355062            23,509
    Highest contract charges                     48,753        1.330576            64,869
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   18,800        1.272794            23,928
    Highest contract charges                     28,686        1.210599            34,727
    Remaining contract charges                   20,529              --            25,247
 2007  Lowest contract charges                   30,997        1.257584            38,982
    Highest contract charges                     31,280        1.205134            37,696
    Remaining contract charges                   34,198              --            41,762
 2006  Lowest contract charges                   29,129        1.197937            34,894
    Highest contract charges                     27,408        1.156624            31,701
    Remaining contract charges                   32,475              --            37,967
 2005  Lowest contract charges                   27,612        1.166838            32,219
    Highest contract charges                     34,334        1.135088            38,972
    Remaining contract charges                   62,904              --            71,994

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2009  Lowest contract charges                1.65%              2.06%              13.57%
    Highest contract charges                  1.90%              2.02%              13.28%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.65%              2.46%             (30.27)%
    Highest contract charges                  1.90%              2.47%             (30.45)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.65%              2.25%               5.84%
    Highest contract charges                  1.89%              2.27%               5.57%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.65%              2.33%              10.30%
    Highest contract charges                  1.90%              2.36%              10.03%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.64%              2.11%               3.27%
    Highest contract charges                  1.89%              2.10%               3.01%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2009  Lowest contract charges                1.65%              4.53%              10.19%
    Highest contract charges                  1.89%              4.41%               9.91%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              4.78%               1.21%
    Highest contract charges                  1.90%              4.78%               0.45%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              4.57%               4.98%
    Highest contract charges                  1.89%              4.57%               4.19%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              4.39%               2.67%
    Highest contract charges                  1.90%              4.38%               1.90%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              3.68%               0.76%
    Highest contract charges                  1.89%              3.68%               0.01%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 2009  Lowest contract charges                   69,961       $0.987249           $69,069
    Highest contract charges                     21,503        1.005475            21,621
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   60,056        0.905234            54,365
    Highest contract charges                     31,367        0.874698            27,437
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   57,271        1.441381            82,549
    Highest contract charges                     38,146        1.399752            53,395
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   54,428        1.418348            77,198
    Highest contract charges                     36,582        1.384285            50,639
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   56,217        1.210244            68,036
    Highest contract charges                      9,643        1.177301            11,353
    Remaining contract charges                   67,200              --            79,771
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 2009  Lowest contract charges                    7,314        1.016688             7,436
    Highest contract charges                     21,889        0.959837            21,010
    Remaining contract charges                  124,381              --           121,581
 2008  Lowest contract charges                    6,704        0.912908             6,120
    Highest contract charges                     19,914        0.868344            17,292
    Remaining contract charges                  115,563              --           101,940
 2007  Lowest contract charges                    5,809        1.631868             9,479
    Highest contract charges                     19,130        1.563907            29,918
    Remaining contract charges                  103,657              --           164,269
 2006  Lowest contract charges                    6,043        1.465147             8,854
    Highest contract charges                     16,263        1.414697            23,008
    Remaining contract charges                  104,777              --           149,827
 2005  Lowest contract charges                    6,387        1.226820             7,835
    Highest contract charges                     61,112        1.203348            73,540
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 2009  Lowest contract charges                1.87%              2.34%              14.66%
    Highest contract charges                  1.65%              2.08%              14.95%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              1.96%             (37.20)%
    Highest contract charges                  1.66%              1.96%             (37.51)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              1.53%               1.62%
    Highest contract charges                  1.64%              1.52%               1.12%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.56%              17.20%
    Highest contract charges                  1.65%              1.45%              16.61%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              1.46%               4.17%
    Highest contract charges                  1.89%              1.44%               3.39%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 2009  Lowest contract charges                1.15%              3.14%              11.37%
    Highest contract charges                  1.90%              2.97%              10.54%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              1.98%             (44.06)%
    Highest contract charges                  1.90%              1.99%             (44.48)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              0.01%              11.38%
    Highest contract charges                  1.88%              0.01%              10.55%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.69%              19.43%
    Highest contract charges                  1.87%              6.48%              18.54%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              2.05%               8.43%
    Highest contract charges                  1.65%              1.97%               7.89%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 2009  Lowest contract charges                    1,980       $0.982060            $1,945
    Highest contract charges                     80,934        0.927071            75,031
    Remaining contract charges                   59,990              --            56,641
 2008  Lowest contract charges                   82,562        0.692866            57,204
    Highest contract charges                      5,162        0.658990             3,402
    Remaining contract charges                   81,688              --            54,688
 2007  Lowest contract charges                   72,953        1.148817            83,809
    Highest contract charges                      5,059        1.100896             5,570
    Remaining contract charges                   88,236              --            98,437
 2006  Lowest contract charges                   71,543        1.079893            77,259
    Highest contract charges                      5,436        1.042636             5,668
    Remaining contract charges                   86,474              --            91,136
 2005  Lowest contract charges                   64,599        1.067331            68,949
    Highest contract charges                     11,728        1.038267            12,177
    Remaining contract charges                  100,664              --           105,382
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2009  Lowest contract charges                    1,357        1.396830             1,896
    Highest contract charges                      3,187        1.318649             4,203
    Remaining contract charges                   23,848              --            32,027
 2008  Lowest contract charges                    1,521        0.925656             1,408
    Highest contract charges                      3,408        0.880410             3,001
    Remaining contract charges                   27,260              --            24,381
 2007  Lowest contract charges                    1,451        1.598511             2,320
    Highest contract charges                      3,640        1.531853             5,575
    Remaining contract charges                   26,670              --            41,400
 2006  Lowest contract charges                    1,647        1.420762             2,340
    Highest contract charges                      4,169        1.371761             5,717
    Remaining contract charges                   29,307              --            40,637
 2005  Lowest contract charges                    1,666        1.170801             1,951
    Highest contract charges                     16,724        1.148379            19,205
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 2009  Lowest contract charges                1.17%              0.03%              41.74%
    Highest contract charges                  1.88%              0.59%              40.68%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              0.28%             (39.69)%
    Highest contract charges                  1.90%              0.27%             (40.14)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%                --                6.38%
    Highest contract charges                  1.89%                --                5.59%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%                --                1.18%
    Highest contract charges                  1.91%                --                0.42%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              0.18%               4.49%
    Highest contract charges                  1.89%              0.18%               3.71%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2009  Lowest contract charges                1.15%                --               50.90%
    Highest contract charges                  1.90%                --               49.78%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%                --              (42.09)%
    Highest contract charges                  1.91%                --              (42.53)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.14%                --               12.51%
    Highest contract charges                  1.88%                --               11.67%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%                --               21.35%
    Highest contract charges                  1.88%                --               20.44%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%                --                5.03%
    Highest contract charges                  1.64%                --                4.51%
    Remaining contract charges                  --                 --                  --

* This represents the annualized contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

-------------------------------------------------------------------------------

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.40% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge up to a maximum of 0.15% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

     The Company will charge an expense for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge, and MAV 70 Death Benefit Charge. These deductions range from 0.15% to 0.75% of the contract's value.

     These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

     An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

     These charges are a redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2009 and 2008, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 of the consolidated financial statements, the Company changed its method of accounting and reporting for other-than-temporary impairments in 2009 and for the fair value measurement of financial instruments in 2008.

Deloitte & Touche LLP
Hartford, Connecticut
February 23, 2010

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                           FOR THE YEARS ENDED
                                                               DECEMBER 31,
                                                     2009          2008          2007
                                                              (IN MILLIONS)
-------------------------------------------------------------------------------------------
REVENUES
 Fee income and other                                $3,752        $4,155       $4,470
 Earned premiums                                        377           984          983
 Net investment income (loss)
 Securities available-for-sale and other              2,505         2,588        3,056
 Equity securities held for trading                     343          (246)           1
 Total net investment income                          2,848         2,342        3,057
 Net realized capital gains (losses):
 Total other-than-temporary impairment ("OTTI")
  losses                                             (1,722)       (1,888)        (339)
 OTTI losses recognized in other comprehensive
  income                                                530            --           --
                                                    -------       -------       ------
 Net OTTI losses recognized in earnings              (1,192)       (1,888)        (339)
 Net realized capital gains (losses), excluding
  net OTTI losses recognized in earnings                315        (3,875)        (595)
                                                    -------       -------       ------
                 TOTAL NET REALIZED CAPITAL LOSSES     (877)       (5,763)        (934)
                                                    -------       -------       ------
                                    TOTAL REVENUES    6,100         1,718        7,576
                                                    -------       -------       ------
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment expenses         3, 716         4,047        3,982
 Benefits, loss and loss adjustment expenses --
  returns credited on International unit-linked
  bonds and pension products                            343          (246)           1
 Insurance expenses and other                         1,850         1,940        1,832
 Amortization of deferred policy acquisition costs
  and present value of future profits                 3,727         1,620          605
 Goodwill impairment                                     --           184           --
 Dividends to policyholders                              12            13           11
                                                    -------       -------       ------
               TOTAL BENEFITS, LOSSES AND EXPENSES    9,648         7,558        6,431
                                                    -------       -------       ------
           INCOME (LOSS) BEFORE INCOME TAX EXPENSE   (3,548)       (5,840)       1,145
 Income tax expense (benefit)                        (1,401)       (2,181)         252
                                                    -------       -------       ------
                                 NET INCOME (LOSS)   (2,147)      $(3,659)        $893
                                                    -------       -------       ------
       LESS: NET (INCOME) LOSS ATTRIBUTABLE TO THE
                           NONCONTROLLING INTEREST      (10)          105           (7)
                                                    -------       -------       ------
   NET INCOME (LOSS) ATTRIBUTABLE TO HARTFORD LIFE
                                 INSURANCE COMPANY  $(2,157)      $(3,554)        $886
                                                    -------       -------       ------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
                                                 2009              2008
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments
 Fixed maturities, available-for-sale, at
  fair value (amortized cost of $44,284 and
  $48,444)                                        $40,403           $39,560
 Equity securities, held for trading, at
  fair value (cost of $2,359 and $1,830)            2,443             1,634
 Equity securities, available for sale, at
  fair value (cost of $447 and $614)                  419               434
 Policy loans, at outstanding balance               2,120             2,154
 Mortgage loans (net of allowances for loan
  losses of $260 and $13)                           4,304             4,896
 Limited partnership and other alternative
  investments                                         759             1,033
 Other investments                                    338             1,237
 Short-term investments                             5,128             5,742
                                              -----------       -----------
                           TOTAL INVESTMENTS       55,914            56,690
                                              -----------       -----------
 Cash                                                 793               661
 Premiums receivable and agents' balances,
  net                                                  69                25
 Reinsurance recoverables, net                      3,140             3,195
 Deferred income taxes, net                         3,066             3,444
 Deferred policy acquisition costs and
  present value of future profits                   5,779             9,944
 Goodwill                                             470               462
 Other assets                                       1,709             3,267
 Separate account assets                          150,380           130,171
                                              -----------       -----------
                                TOTAL ASSETS     $221,320          $207,859
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment expenses       11,318            10,602
 Other policyholder funds and benefits
  payable                                          43,526            52,647
 Other policyholder funds and benefits
  payable -- International unit-liked bonds
  and pension products                              2,419             1,613
 Consumer notes                                     1,136             1,210
 Other liabilities                                  6,245             8,373
 Separate account liabilities                     150,380           130,171
                                              -----------       -----------
                           TOTAL LIABILITIES      215,024           204,616
                                              -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE
 10)
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized,
  issued and outstanding, par value $5,690              6                 6
 Capital surplus                                    8,457             6,157
 Accumulated other comprehensive loss, net
  of tax                                           (1,941)           (4,531)
 Retained earnings                                   (287)            1,446
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY        6,235             3,078
                                              -----------       -----------
 Noncontrolling interest                               61               165
                                              -----------       -----------
                                TOTAL EQUITY        6,296             3,243
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $221,320          $207,859
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                                      ACCUMULATED OTHER
                                                                                 COMPREHENSIVE INCOME (LOSS)
                                                                  NET UNREALIZED          NET (LOSS)
                                                                     CAPITAL             GAIN ON CASH             FOREIGN
                                  COMMON                          GAINS (LOSSES)         FLOW HEDGING            CURRENCY
                                   STOCK           CAPITAL        ON SECURITIES,         INSTRUMENTS,           TRANSLATION
                                                   SURPLUS          NET OF TAX            NET OF TAX               ADJS
                                                                          (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
2009
Balance, December 31, 2008           $6            $6,157             $(4,806)                $440                 $(165)
Comprehensive income
 Net loss
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                       3,229
 Net gains on cash flow
  hedging instruments                                                                         (292)
 Cumulative translation
  adjustments                                                                                                        115
                                                                                                                   -----
Total other comprehensive
 income
 Total comprehensive income
Capital contribution from
 parent (3)                                         2,300
Dividends declared
 Cumulative effect of
  accounting changes, net of
  tax                                                                   (462)
                                                                      ------
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2009        $6            $8,457             $(2,039)                $148                  $(50)
                                    ---            ------             ------                 -----                 -----
2008
Balance, December 31, 2007           $6            $3,746              $(318)                $(137)                   $8
Comprehensive income
 Net loss
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                      (4,488)
 Net loss on cash flow
  hedging instruments                                                                          577
 Cumulative translation
  adjustments                                                                                                       (173)
Total other comprehensive
 loss
 Total comprehensive loss
Capital contribution from
 parent (3)                                         2,411
Dividends declared
 Cumulative effect of
  accounting changes, net of
  tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2008        $6            $6,157             $(4,806)                $440                 $(165)
                                    ---            ------             ------                 -----                 -----
2007
Balance, December 31, 2006
Comprehensive income                 $6            $3,317               $503                 $(210)                  $(4)
 Net income
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                        (821)
 Net loss on cash flow
  hedging instruments                                                                           73
 Cumulative translation
  adjustments                                                                                                         12
Total other comprehensive
 income
 Total comprehensive income
Capital contribution from
 parent                                               429
Dividends declared
 Cumulative effect of
  accounting changes, net of
  tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2007        $6            $3,746              $(318)                $(137)                   $8
                                    ---            ------             ------                 -----                 -----


                                                                                  NON-
                                                           TOTAL              CONTROLLING
                                   RETAINED            STOCKHOLDER'S            INTEREST          TOTAL
                                   EARNINGS                EQUITY              (NOTE 17)          EQUITY
                                                             (IN MILLIONS)
-----------------------------  ------------------------------------------------------------------------------
2009
Balance, December 31, 2008          $1,446                 $3,078                 $165            $3,243
Comprehensive income
 Net loss                           (2,157)                (2,157)                                (2,157)
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                            3,229                                  3,229
 Net gains on cash flow
  hedging instruments                                        (292)                                  (292)
 Cumulative translation
  adjustments                                                 115                                    115
                                                           ------
Total other comprehensive
 income                                                     3,052                                  3,052
 Total comprehensive income                                   895                                    895
Capital contribution from
 parent (3)                                                 2,300                                  2,300
Dividends declared                     (38)                   (38)                                   (38)
 Cumulative effect of
  accounting changes, net of
  tax                                  462                     --                                     --
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                               (114)             (114)
                                                                                  ----            ------
Noncontrolling income (loss)                                                        10                10
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2009        $(287)                $6,235                  $61             6,296
                                    ------                 ------                 ----            ------
2008
Balance, December 31, 2007          $5,315                 $8,620                 $255            $8,875
Comprehensive income
 Net loss                           (3,554)                (3,554)                                (3,554)
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                           (4,488)                                (4,488)
 Net loss on cash flow
  hedging instruments                                         577                                    577
 Cumulative translation
  adjustments                                                (173)                                  (173)
                                                           ------                                 ------
Total other comprehensive
 loss                                                      (4,084)                                (4,084)
                                                           ------                                 ------
 Total comprehensive loss                                  (7,638)                                (7,638)
Capital contribution from
 parent (3)                                                 2,411                                  2,411
Dividends declared                    (313)                  (313)                                  (313)
 Cumulative effect of
  accounting changes, net of
  tax                                   (2)                    (2)                                    (2)
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                 15                15
                                                                                  ----            ------
Noncontrolling income (loss)                                                      (105)             (105)
   BALANCE, DECEMBER 31, 2008       $1,446                 $3,078                 $165            $3,243
                                    ------                 ------                 ----            ------
2007
Balance, December 31, 2006
Comprehensive income                $4,894                 $8,506                 $142            $8,648
 Net income                            886                    886                                    886
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                             (821)                                  (821)
 Net loss on cash flow
  hedging instruments                                          73                                     73
 Cumulative translation
  adjustments                                                  12                                     12
                                                           ------                                 ------
Total other comprehensive
 income                                                      (736)                                  (736)
                                                           ------                                 ------
 Total comprehensive income                                   150                                    150
Capital contribution from
 parent                                                       429                                    429
Dividends declared                    (461)                  (461)                                  (461)
 Cumulative effect of
  accounting changes, net of
  tax                                   (4)                    (4)                                    (4)
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                106               106
                                                                                  ----            ------
Noncontrolling income (loss)                                                         7                 7
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2007       $5,315                 $8,620                 $255            $8,875
                                    ------                 ------                 ----            ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $(1,739), $2,416 and $443 for the years ended December 31, 2009, 2008 and 2007, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $157, $(310) and $(39) for the years ended December 31, 2009, 2008 and 2007, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(1,076), $(1,396), and $(135) for the years ended December 31, 2009, 2008 and 2007, respectively.

(3) The Company received $2.1 billion in capital contributions from its parent and returned capital of $700 to its parent. The Company received noncash capital contributions of $887 as a result of valuations associated with the October 1st reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates. The Company received a noncash asset capital contribution of $180 from its parent company during 2008.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009           2008           2007
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income(loss)                     $(2,147)       $(3,659)          $893
 ADJUSTMENTS TO RECONCILE NET
  INCOME(LOSS) TO NET CASH PROVIDED
  BY OPERATING ACTIVITIES
 Amortization of deferred policy
  acquisition costs and present
  value of future profits               3,727          1,620            605
 Additions to deferred policy
  acquisition costs and present
  value of future profits                (674)        (1,258)        (1,557)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and loss
  adjustment expenses                     574          1,161          1,228
 Reinsurance recoverables                  66            (29)          (235)
 Receivables and other assets             (20)            66            188
 Payables and accruals                    420           (369)           585
 Accrued and deferred income taxes       (797)        (2,166)          (112)
 Net realized capital losses              877          5,763            934
 Net receipts from investment
  contracts related to policyholder
  funds -- International unit-
  linked bonds and pension products       804            396            867
 Net increase in equity securities
  held for trading                       (809)          (386)          (877)
 Depreciation and amortization            173             78            441
 Goodwill impairment                       --            184             --
 Other, net                               328           (190)          (345)
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               OPERATING ACTIVITIES    $2,522         $1,211         $2,615
                                     --------       --------       --------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and short-term
  investments, available for sale     $37,224        $12,104        $19,094
 Equity securities,
  available-for-sale                      162            140            315
 Mortgage loans                           413            325            958
 Partnerships                             173            250            175
 Payments for the purchase of:
 Fixed maturities and short-term
  investments, available for sale     (35,519)       (18,216)       (22,027)
 Equity securities,
  available-for-sale                      (61)          (144)          (484)
 Mortgage loans                          (197)        (1,067)        (2,492)
 Partnerships                            (121)          (330)          (607)
 Derivative net                          (520)         1,170           (274)
 Purchase price of businesses
  acquired                                 --            (78)           (10)
 Change in policy loans, net               34           (139)            (6)
 Change in payables for collateral
  under securities lending, net        (1,805)          (974)         1,306
 Change in all other, net                  25            362)          (320)
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               INVESTING ACTIVITIES     $(192)       $(6,597)       $(4,372)
                                     --------       --------       --------
FINANCING ACTIVITIES
 Deposits and other additions to
  investment and universal
  life-type contracts                  13,398         22,449        .33,282
 Withdrawals and other deductions
  from investment and universal
  life-type contracts                 (23,487)       (28,105)       (31,299)
 Net transfers (to)/from separate
  accounts related to investment
  and universal life-type contracts     6,805          7,074           (607)
 Issuances (repayments) of
  structured financing                   (189)         2,001             --
 Capital contributions (1),(2)          1,397          2,231            397
 Dividends paid (1)                       (33)          (299)          (459)
 Net Issuances/(Repayments) at
  maturity or settlement of
  consumer notes                          (74)           401            551
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               FINANCING ACTIVITIES   $(2,183)        $5,752         $1,865
                                     --------       --------       --------
 Impact of foreign exchange               (15)          (128)             3
 Net (decrease) increase in cash          132            238            111
 Cash -- beginning of year                661            423            312
                                     --------       --------       --------
 Cash -- end of year                     $793           $661           $423
                                     --------       --------       --------
Supplemental Disclosure of Cash
 Flow Information:
 Net Cash Paid (Received) During
  the Year for:
 Income taxes                           $(282)         $(183)          $329

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

(1) The Company made noncash dividends of $5 related to the assumed reinsurance agreements with Hartford Life Insurance K.K. The Company made noncash dividends of $54 and received a noncash capital contributions of $180 from its parent company during 2008 related to the assumed reinsurance agreement with Hartford Life Insurance K.K.

(2) The Company received noncash capital contributions of $887 as a result of valuations associated with an October 1st reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates for further discussion of this transaction.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford").

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the U.S. ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of Hartford Life Insurance Company, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated. For further information on VIEs, see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; living benefits required to be fair valued; valuation of investments and derivative instruments, evaluation of other-than-temporary impairments on available-for-sale securities; and contingencies relating to corporate litigation and regulatory matters; goodwill impairment and valuation allowance on deferred tax assets. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2009 and through the Consolidated Financial Statement issuance date of February 23, 2010. The Company has not evaluated subsequent events after that date for presentation in these Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

OTHER-THAN-TEMPORARY IMPAIRMENTS

In April 2009, the Financial Accounting Standards Board ("FASB") updated the guidance related to the recognition and presentation of other-than-temporary impairments. The Company adopted this new guidance for its interim reporting period ending on June 30, 2009 and upon adoption of this guidance, the Company recognized a $462, net of tax and deferred acquisition costs, increase to Retained Earnings with an offsetting decrease in Accumulated Other Comprehensive Income. See Note 4 for the Company's accounting policy and disclosures.

NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS

A noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. This updated guidance establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to:
(a) present noncontrolling interests as a component of equity, separate from the parent's equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent's ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, and (e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. This guidance applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited. Upon adoption of this guidance on January 1, 2009, the Company reclassified $142 of noncontrolling interest, recorded in other liabilities, to equity as of January 1, 2007. The adoption of this guidance resulted in certain reclassifications of noncontrolling interests within the Company's Consolidated Statements of Operations. See Note 4 for the Company's accounting policy and disclosures.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

AMENDMENTS TO CONSOLIDATION GUIDANCE FOR VIES

In June 2009, the FASB issued accounting guidance which amends the current quantitative consolidation requirements applicable to variable interest entities ("VIE"). Under this new guidance, an entity would consolidate a VIE when the entity has both the (a) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (b) The obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The FASB also issued a proposed amendment to this guidance in January 2010 which defers application of this guidance to certain entities that apply specialized accounting guidance for investment companies.

The Company adopted this updated guidance on January 1, 2010, the effective date. As a result of adoption, in addition to those VIEs the Company currently consolidates under the old guidance, the Company determined it will consolidate a Company sponsored collateralized debt obligation ("CDO") and a Company sponsored collateralized loan obligation ("CLO") that are VIEs. The Company expects the impact of these consolidations on its consolidated financial statements to be an increase in assets and increase in liabilities of approximately $350 million. The Company concluded that it has control over the activities that most significantly impact the economic performance of these VIEs as they provide collateral management services, earn a fee for these services and also have investments issued by the entities. These vehicles issued debt and the debt holders have no recourse to the general credit of the Company. The Company's maximum exposure to loss for these vehicles is their investment in the entities, fair valued at $240 million as of December 31, 2009.

The Company's has investments in mutual funds, limited partnerships and other alternative investments including hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds which may be VIEs. The accounting for these investments will remain unchanged as they fall within the scope of the proposed deferral of this new consolidation guidance.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are described below or are referenced below to the applicable Note where the description is included.

ACCOUNTING POLICY                                                      Note
--------------------------------------------------------------------------------
Fair Value Measurements                                                   3
Investments and Derivative Instruments                                    4
Reinsurance                                                               5
Deferred Policy Acquisition Costs and Present Value of Future
 Profits                                                                  6
Goodwill and Other Intangible Assets                                      7
Separate Accounts                                                         8
Sales Inducements                                                         9
Commitments and Contingencies                                            10
Income Taxes                                                             11

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain policies, which are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in-force accounted for 7% as of December 31, 2009, 2008 and 2007 of total life insurance in-force. Dividends to policyholders were $12, $13 and $11 for the years ended December 31, 2009, 2008 and 2007, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

MUTUAL FUNDS

The Company maintains a retail mutual fund operation, whereby the Company, through wholly-owned subsidiaries, provides investment management and administrative services to series of The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; and The Hartford Income Shares Fund, Inc. (collectively, "mutual funds"), consisting of 52 mutual funds and 1 closed-end fund, as of December 31, 2009. The Company charges fees to these funds, which are recorded as revenue by the Company. These funds are registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Company, through its wholly-owned subsidiaries, also provides investment management and administrative services (for which it receives revenue) for 18 mutual funds established under the laws of the Province of Ontario, Canada, and registered with the Ontario Securities Commission.

The mutual funds are owned by the shareholders of those funds and not by the Company. As such, the mutual fund assets and liabilities and related investment returns are not reflected in the Company's consolidated financial statements since they are not assets, liabilities and operations of the Company.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance, variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by VIEs issuing medium-term notes.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well as its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock.

For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. See Note 11 for a further discussion of the account for income taxes.

2. SEGMENT INFORMATION

The Company has four reporting segments: the Retail Products Group ("Retail") , Individual Life ("Individual Life"), Retirement Plans ("Retirement Plans") segment, and Institutional Solutions Group ("Institutional").

Retail offers individual variable and fixed market value adjusted ("MVA") annuities and retail mutual funds, 529 college savings plans, Canadian and offshore investments products.

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b) of the IRS code. Retirement Plans also offers mutual funds to institutional investors.

Institutional provides customized investment, insurance, and income solutions to select markets. Products include stable value contracts, institutional annuities (primarily terminal funding cases), variable Private Placement Life Insurance ("PPLI") owned by corporations and high net worth individuals, and mutual funds owned by institutional investors. Furthermore, Institutional offers individual products including structured settlements, single premium immediate annuities, and longevity assurance.

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life.

The Company includes in an Other category its leveraged PPLI product line of business; corporate items not directly allocated to any of its reporting segments; intersegment eliminations, direct and assumed guaranteed minimum income benefit ("GMIB"), guaranteed minimum death benefit ("GMDB"), guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") which is subsequently ceded to an affiliated captive reinsurer. In addition, Other includes certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, HLA, as well as other International operations.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Inter-segment revenues primarily occur between the Company's Other category and the reporting segments. These amounts primarily include interest income on allocated surplus and interest charges on excess separate account surplus. Consolidated net investment income is unaffected by such transactions.

The following tables represent summarized financial information concerning the Company's segments.

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009           2008           2007
--------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE
REVENUES
LIFE
 Earned premiums, fees, and other
  considerations
RETAIL
 Individual annuity:
  Individual variable annuity          $1,552         $1,943         $2,225
  Fixed / MVA Annuity                      (3)            (5)             1
 Other                                    138              3             --
                                     --------       --------       --------
 Retail mutual funds                      423            736            751
                                     --------       --------       --------
 Total Retail                           2,110          2,677          2,977
INDIVIDUAL LIFE
 Variable Life                            503            374            379
 Universal Life                           362            376            344
 Term Life                                 37             42             48
                                     --------       --------       --------
 Total Individual Life                    902            792            771
RETIREMENT PLANS
 401(k)                                   286            290            187
 403(b)/457                                38             48             55
                                     --------       --------       --------
 Total Retirement Plans                   324            338            242
INSTITUTIONAL
 IIP                                      386            929          1,018
 PPLI                                     115            118            224
                                     --------       --------       --------
 Total Institutional                      501          1,047          1,242
OTHER                                     292            285            221
                                     --------       --------       --------
 Total Life premiums, fees, and
  other considerations                  4,129          5,139          5,453
                                     --------       --------       --------
 Net investment income                  2,848          2,342          3,057
 Net realized capital losses             (877)        (5,763)          (934)
                                     --------       --------       --------
                         TOTAL LIFE    $6,100         $1,718         $7,576
                                     --------       --------       --------

                                             FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                     2009            2008            2007
--------------------------------------------------------------------------------
NET INCOME (LOSS)
 Retail                              $(1,929)        $(1,248)          $809
 Individual Life                           8             (47)           175
 Retirement Plans                       (222)           (157)            61
 Institutional                          (527)           (504)            12
 Other                                   513          (1,598)          (171)
                                   ---------       ---------       --------
                   TOTAL NET LOSS    $(2,157)        $(3,554)          $886
                                   ---------       ---------       --------
NET INVESTMENT INCOME
 Retail                                 $756            $755           $810
 Individual Life                         304             308            331
 Retirement Plans                        315             342            355
 Institutional                           817             988          1,227
 Other                                   656             (51)           334
                                   ---------       ---------       --------
      TOTAL NET INVESTMENT INCOME     $2,848          $2,342         $3,057
                                   ---------       ---------       --------
AMORTIZATION OF DEFERRED POLICY
 ACQUISITION AND PRESENT VALUE OF
 FUTURE PROFITS
 Retail                               $3,239          $1,347           $404
 Individual Life                         312             166            117
 Retirement Plans                         56              91             58
 Institutional                            17              19             23
 Other                                   103              (3)             3
                                   ---------       ---------       --------
        TOTAL AMORTIZATION OF DAC     $3,727          $1,620           $605
                                   ---------       ---------       --------
INCOME TAX EXPENSE (BENEFIT)
 Retail                              $(1,281)          $(894)          $213
 Individual Life                         (27)            (36)            85
 Retirement Plans                       (143)           (132)            18
 Institutional                          (295)           (283)            (2)
 Other                                   345            (836)           (59)
                                   ---------       ---------       --------
         TOTAL INCOME TAX EXPENSE    $(1,401)        $(2,181)          $255
                                   ---------       ---------       --------

                                                           DECEMBER 31,
                                                      2009              2008
--------------------------------------------------------------------------------
ASSETS
 Retail                                               $100,946           $97,453
 Individual Life                                        14,527            13,347
 Retirement Plans                                       28,180            22,668
 Institutional                                          61,925            59,638
 Other                                                  15,742            14,753
                                                   -----------       -----------
                                     TOTAL ASSETS     $221,320          $207,859
                                                   -----------       -----------

3. FAIR VALUE MEASUREMENTS

FAIR VALUE DISCLOSURES

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturities and equity securities, available-for-sale ("AFS"), equity securities, trading, short-term investments, freestanding and embedded derivatives, and separate account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds, and exchange traded equity and derivative securities.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit default swap contracts and have no significant unobservable market inputs.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured and/or lower quality asset-backed securities ("ABS"), commercial mortgage- backed securities ("CMBS"), commercial real estate ("CRE") collateralized debt obligations ("CDOs"), residential mortgage-backed securities ("RMBS") primarily below prime loans, and private placement securities. Also included in Level 3 are guaranteed product embedded and reinsurance derivatives and other complex derivatives securities, including customized GMWB hedging derivatives, equity derivatives, longer dated derivatives, swaps with optionality, and certain complex credit derivatives. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such as they are primarily priced by independent brokers and/or within illiquid markets (i.e., below-prime
RMBS).

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following tables present assets and (liabilities) carried at fair value by hierarchy level.

                                                                         DECEMBER 31, 2009
                                                         QUOTED PRICES IN               SIGNIFICANT               SIGNIFICANT
                                                        ACTIVE MARKETS FOR              OBSERVABLE               UNOBSERVABLE
                                                         IDENTICAL ASSETS                 INPUTS                    INPUTS
                                      TOTAL                 (LEVEL 1)                    (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
ABS                                     $1,903                     $ --                     $1,406                      $497
CDOs                                     2,165                       --                         56                     2,109
CMBS                                     5,365                       --                      5,096                       269
Corporate                               23,667                       --                     18,428                     5,239
Foreign government/government
 agencies                                  846                       --                        766                        80
States, municipalities and
 political subdivisions
 ("Municipal")                             780                       --                        562                       218
RMBS                                     3,336                       --                      2,341                       995
U.S. Treasuries                          2,341                      325                      2,016                        --
                                   -----------             ------------                  ---------                 ---------
Total fixed maturities                  40,403                      325                     30,671                     9,407
Equity securities, trading               2,443                    2,443                         --                        --
Equity securities, AFS                     419                      113                        274                        32
Other investments
Variable annuity hedging
 derivatives and macro hedge
 program                                   212                        8                         16                       188
Other derivatives (1)                        8                       --                         (4)                       12
                                   -----------             ------------                  ---------                 ---------
Total other investments                    220                        8                         12                       200
Short-term investments                   5,128                    3,785                      1,343                        --
Reinsurance recoverable for U.S.
 GMWB and Japan GMWB, GMIB, and
 GMAB (2)                                1,108                       --                         --                     1,108
Separate account assets (3)            147,418                  112,863                     33,593                       962
                                   -----------             ------------                  ---------                 ---------
    TOTAL ASSETS ACCOUNTED FOR AT
  FAIR VALUE ON A RECURRING BASIS     $197,139                 $119,537                    $65,893                   $11,709
                                   -----------             ------------                  ---------                 ---------
LIABILITIES ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
Guaranteed living benefits             $(3,439)                    $ --                       $ --                   $(3,439)
Institutional notes                         (2)                      --                         --                        (2)
Equity linked notes                        (10)                      --                         --                       (10)
                                   -----------             ------------                  ---------                 ---------
Total other policyholder funds
 and benefits payable                   (3,451)                      --                         --                    (3,451)
Other liabilities (4)
Variable annuity hedging
 derivatives and macro hedge
 program                                   158                       (2)                      (178)                      338
Other derivative liabilities               (45)                      --                        125                      (170)
                                   -----------             ------------                  ---------                 ---------
Total other liabilities                    113                       (2)                       (53)                      168
Consumer notes (5)                          (5)                      --                         --                        (5)
                                   -----------             ------------                  ---------                 ---------
  TOTAL LIABILITIES ACCOUNTED FOR
     AT FAIR VALUE ON A RECURRING
                            BASIS      $(3,343)                     $(2)                      $(53)                  $(3,288)
                                   -----------             ------------                  ---------                 ---------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2009, $104 was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. See footnote 3 below for derivative liabilities.

(2) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see note 16 Transactions with Affiliates for more information.

(3) As of December 31, 2009 excludes approximately $3 billion of investment sales receivable that are not subject to fair value accounting.

(4) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

                                                                         DECEMBER 31, 2008
                                                         QUOTED PRICES IN               SIGNIFICANT               SIGNIFICANT
                                                        ACTIVE MARKETS FOR              OBSERVABLE               UNOBSERVABLE
                                                         IDENTICAL ASSETS                 INPUTS                    INPUTS
                                      TOTAL                 (LEVEL 1)                    (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities                       $39,560                   $3,502                    $27,316                    $8,742
Equity securities, trading               1,634                    1,634                         --                        --
Equity securities, AFS                     434                      148                        227                        59
Other investments
Variable annuity hedging
 derivatives and macro hedge
 program                                   600                       --                         13                       587
Other derivatives (1)                      522                       --                        588                       (66)
                                   -----------             ------------                  ---------                 ---------
Total other investments                  1,122                       --                        601                       521
Short-term investments                   5,742                    4,030                      1,712                        --
Reinsurance recoverable for U.S.
 GMWB                                    1,302                       --                         --                     1,302
Separate account assets (2)            126,367                   94,394                     31,187                       786
                                   -----------             ------------                  ---------                 ---------
    TOTAL ASSETS ACCOUNTED FOR AT
  FAIR VALUE ON A RECURRING BASIS     $176,161                 $103,708                    $61,043                   $11,410
                                   -----------             ------------                  ---------                 ---------
LIABILITIES ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
Guaranteed living benefits             $(9,206)                    $ --                       $ --                   $(9,206)
Institutional notes                        (41)                      --                         --                       (41)
Equity linked notes                         (8)                      --                         --                        (8)
                                   -----------             ------------                  ---------                 ---------
Total other policyholder funds
 and benefits payable                   (9,255)                      --                         --                    (9,255)
Other liabilities
Variable annuity hedging
 derivatives and macro hedge
 program                                 2,201                       --                         14                     2,187
Other derivative liabilities                 5                       --                        173                      (168)
                                   -----------             ------------                  ---------                 ---------
Total Other liabilities (3)              2,206                       --                        187                     2,019
Consumer notes (4)                          (5)                      --                         --                        (5)
                                   -----------             ------------                  ---------                 ---------
  TOTAL LIABILITIES ACCOUNTED FOR
     AT FAIR VALUE ON A RECURRING
                            BASIS      $(7,054)                    $ --                       $187                   $(7,241)
                                   -----------             ------------                  ---------                 ---------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2008, $507 of cash collateral liability was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. See footnote 3 below for derivative liabilities.

(2) As of December 31, 2008 excludes approximately $3 billion of investment sales receivable net of investment purchases payable that are not subject to fair value accounting.

(3) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll-forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(4) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity, and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

AVAILABLE-FOR-SALE SECURITIES AND SHORT-TERM INVESTMENTS

The fair value of AFS securities and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) is determined by management after considering one of three primary sources of information: third party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows and prepayments speeds. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from a third party pricing service or an independent broker quotation, by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spread levels. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placements brokers.

The Company performs a monthly analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. As a part of this analysis, the Company considers trading volume and other factors to determine whether the decline in market activity is significant when compared to normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing services methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes, new issuance activity and other market activities. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company has analyzed the third party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated. Internal matrix priced securities, primarily consisting of certain private placement securities, are also classified as Level 3 due to significant non-observable inputs.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Freestanding derivative instruments are reported in the Consolidated Balance Sheets at fair value and are reported in other investments and other liabilities. Embedded derivatives are reported with the host instruments in the Consolidated Balance Sheets. Derivative instruments are fair valued using pricing valuation models, which utilize market data inputs or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2009 and 2008, 96% and 95%, respectively, of derivatives, based upon notional values, were priced by valuation models, which utilize independent market data. The remaining derivatives were priced by broker quotations. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, swap interest rates, foreign currency forward and spot rates, credit spreads and correlations, interest and equity volatility and equity index levels. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

PRODUCT DERIVATIVES

The Company currently offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider in the U.S., and formerly offered GMWBs in the U.K. and Japan. The Company has also assumed, through reinsurance, from HLIKK GMIB, GMWB and GMAB. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIK.K. GMIB, GMWB, and GMAB meet the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

U.S. GMWB CEDED REINSURANCE DERIVATIVE

The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.

During 2009, the Company entered into a reinsurance arrangement with an affiliated captive reinsurer to transfer a portion of its risk of loss associated with direct US GMWB and assumed HLIKK GMIB, GMWB, and GMAB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreement are reported in net realized capital gains and losses. Please see Footnote 16 for more information on this transaction.

ADOPTION OF FAIR VALUE ACCOUNTING

The impact on January 1, 2008 of adopting fair value measurement guidance for guaranteed benefits and the related reinsurance was a reduction to net income of $311, after the effects of DAC amortization and income taxes.

The adoption of fair value accounting resulted in lower variable annuity fee income for new business issued as Attributed Fees increased consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of the embedded derivative. The level of Attributed Fees for new business each quarter also depends on the level of equity index volatility, as well as other factors, including interest rates. As equity index volatility increased, interest rates have declined and fees ascribed to new business cohorts issued have risen to levels above the rider fee for most products. The extent of any excess of Attributed Fee over rider fee will vary by product.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Fair values for GMWB and guaranteed minimum accumulation benefit ("GMAB") contracts are calculated based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

The Company recognized the following non-market based assumption updates to the living benefits models for the U.S. and International guaranteed living benefits, net of reinsurance:

US GMWB

- The relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in a pre-tax gain (loss) of approximately $481 and $(355), for 2009 and 2008; and

- Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total realized gain before-tax of $495 and $470 for 2009 and 2008; and

- The credit standing adjustment, resulting in a pre-tax gain of approximately $135 and $6 for 2009 and 2008.

INTERNATIONAL GMWB, GMAB, AND GMIB

- Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total realized gain (loss) before-tax of $(264) and $0 for 2009 and 2008; and

- The credit standing adjustment, resulting in a pre-tax gain (loss) of approximately $155 and $(115) for 2009 and 2008.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the twelve months ending December 31, 2009 and 2008, for the financial instruments classified as Level 3.

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2009 TO DECEMBER 31, 2009

                                                                   TOTAL
                                                            REALIZED/UNREALIZED
                                                               GAINS (LOSSES)
                                  FAIR VALUE                    INCLUDED IN:                   PURCHASES,
                                     AS OF               NET                                   ISSUANCES,
                                  JANUARY 1,           INCOME                                     AND
                                     2009            (1),(2),(8)              OCI (3)         SETTLEMENTS
------------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities
ABS                                    $429               $(39)                  $148              $(21)
CDO                                   1,981               (426)                   720              (118)
CMBS                                    263               (170)                   196               (53)
Corporate                             4,421                (56)                   723               552
Foreign govt./govt. agencies             74                 --                     --                19
Municipal                               155                 --                      4                29
RMBS                                  1,419               (344)                   136              (174)
                                    -------            -------                 ------            ------
Total fixed maturities                8,742             (1,035)                 1,927               234
Equity securities, AFS                   59                 (1)                     8                (1)
Derivatives (5)
Variable annuity hedging
 derivatives and macro hedge
 program                              2,774             (1,643)                    --              (605)
Other freestanding
 derivatives                           (234)                73                     (4)               16
                                    -------            -------                 ------            ------
Total freestanding
 derivatives                          2,540             (1,570)                    (4)             (589)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)           1,302             (1,565)                   (51)            1,422
Separate accounts (6)                   786                (65)                    --               344
                                    -------            -------                 ------            ------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
Guaranteed living benefits          $(9,206)             5,833                    174              (240)
Institutional notes                     (41)                39                     --                --
Equity linked notes                      (8)                (2)                    --                --
                                    -------            -------                 ------            ------
Total other policyholder
 funds and benefits payable
 (1)                                 (9,255)             5,870                    174              (240)
Consumer notes                           (5)                --                     --                --
                                    -------            -------                 ------            ------

                                                                      CHANGES IN
                                                                      UNREALIZED
                                                                    GAINS (LOSSES)
                                TRANSFERS IN       FAIR VALUE       INCLUDED IN NET
                                   AND/OR             AS OF         INCOME RELATED
                                  (OUT) OF        DECEMBER 31,       TO FINANCIAL
                                 LEVEL 3 (4)          2009         ASSET (LIABILITY)
-----------------------------  -----------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities
ABS                                  $(20)              $497               $(29)
CDO                                   (48)             2,109               (382)
CMBS                                   33                269                (37)
Corporate                            (401)             5,239                (45)
Foreign govt./govt. agencies          (13)                80                 --
Municipal                              30                218                 --
RMBS                                  (42)               995               (220)
                                    -----            -------            -------
Total fixed maturities               (461)             9,407               (713)
Equity securities, AFS                (33)                32                 (1)
Derivatives (5)
Variable annuity hedging
 derivatives and macro hedge
 program                               --                526             (1,170)
Other freestanding
 derivatives                           (9)              (158)               129
                                    -----            -------            -------
Total freestanding
 derivatives                           (9)               368             (1,041)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)            --              1,108             (1,565)
Separate accounts (6)                (103)               962                (38)
                                    -----            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
Guaranteed living benefits             --             (3,439)             5,833
Institutional notes                    --                 (2)                39
Equity linked notes                    --                (10)                (2)
                                    -----            -------            -------
Total other policyholder
 funds and benefits payable
 (1)                                   --             (3,451)             5,870
Consumer notes                         --                 (5)                --
                                    -----            -------            -------

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these columns are reported in net realized capital gains (losses) except for $3, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information and re-evaluation of the observability of pricing inputs primarily for certain long-dated corporate bonds and preferred stocks.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

(7) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(8) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2008 TO DECEMBER 31, 2008

                                                               TOTAL
                                                        REALIZED/UNREALIZED
                                                          GAINS (LOSSES)
                                  FAIR VALUE               INCLUDED IN:                    PURCHASES,
                                     AS OF               NET                               ISSUANCES,
                                  JANUARY 1,           INCOME                                  AND
                                     2008           (1),(2),(11)          OCI (3)          SETTLEMENTS
---------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                    $13,558              $(659)           $(3,382)              $526
Equity securities, AFS                  563                  1                (27)                 3
Freestanding derivatives (4)
Variable annuity hedging
 derivatives and macro hedge
 program                                673              2,096                 --                  5
Other freestanding
 derivatives                           (303)              (316)                16                271
                                    -------            -------            -------            -------
Total freestanding
 derivatives                            370              1,780                 16                276
Reinsurance recoverable
 (1),(2),(9)                            238                962                 --                102
Separate accounts (6)                   701               (204)                --                (26)
                                    -------            -------            -------            -------
SUPPLEMENTAL ASSET
 INFORMATION
Total freestanding
 derivatives used to hedge
 U.S. GMWB including those in
 Levels 1, 2 and 3 (10)                 643              3,374                 --             (1,353)
                                    -------            -------            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits          $(1,692)           $(7,019)             $(248)             $(247)
Institutional notes                     (24)               (17)                --                 --
Equity linked notes                     (21)                13                 --                 --
                                    -------            -------            -------            -------
Total other policyholder
 funds and benefits payable
 accounted for at fair value
 (2)                                 (1,737)            (7,023)              (248)              (247)
Consumer notes                           (5)                 5                 --                 (5)
                                    -------            -------            -------            -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)         $(552)             $(631)              $ --            $(1,377)
                                    -------            -------            -------            -------

                                                                        CHANGES IN
                                                                        UNREALIZED
                                                                      GAINS (LOSSES)
                                                                     INCLUEDED IN NET
                                                                      INCOME RELATED
                                                                       TO FINANCIAL
                                 TRANSFERS IN        FAIR VALUE         INSTRUMENTS
                                    AND/OR              AS OF          STILL HELD AT
                                   (OUT) OF         DECEMBER 31,       DECEMBER 31,
                                  LEVEL 3 (4)           2008             2008 (2)
-----------------------------  -------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                    $(1,301)            $8,742              $(515)
Equity securities, AFS                 (481)                59                 (2)
Freestanding derivatives (4)
Variable annuity hedging
 derivatives and macro hedge
 program                                 --              2,774              1,995
Other freestanding
 derivatives                             98               (234)              (225)
                                    -------            -------            -------
Total freestanding
 derivatives                             98              2,540              1,770
Reinsurance recoverable
 (1),(2),(9)                             --              1,302                962
Separate accounts (6)                   315                786                (73)
                                    -------            -------            -------
SUPPLEMENTAL ASSET
 INFORMATION
Total freestanding
 derivatives used to hedge
 U.S. GMWB including those in
 Levels 1, 2 and 3 (10)                  --              2,664              3,374
                                    -------            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits             $ --            $(9,206)           $(7,019)
Institutional notes                      --                (41)               (17)
Equity linked notes                      --                 (8)                13
                                    -------            -------            -------
Total other policyholder
 funds and benefits payable
 accounted for at fair value
 (2)                                     --             (9,255)            (7,023)
Consumer notes                           --                 (5)                 5
                                    -------            -------            -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)          $ --            $(2,560)             $(631)
                                    -------            -------            -------

(1) The January 1, 2008 fair value of $238 includes the pre fair value amount of $128 and transitional adjustment of $110.

(2) The Company classifies all the gains and losses on GMWB reinsurance derivatives and GMWB embedded derivatives and reinsured GMWB, GMIB and GMAB free standing derivatives as unrealized gains/losses for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains/ losses for these derivatives and embedded derivatives.

(3) All amounts in these columns are reported in net realized capital gains/losses, except for $6 for the twelve months ending December 31, 2009, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(4) The freestanding derivatives, excluding reinsurance derivatives instruments, are reported in this table on a net basis for asset/ (liability) positions and reported on the Consolidated Balance Sheet in other investments and other liabilities.

(5)  All amounts are before income taxes and amortization of DAC.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(7) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information for individual securities within respective categories.

(8) The net loss on U.S. GMWB since January 1, 2008 was primarily related to liability model assumption updates for mortality in the first quarter and market-based hedge ineffectiveness in the third and fourth quarters due to extremely volatile capital markets, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative.

(10) The "Purchases, issuances, and settlements' primarily relates to the receipt of cash on futures and option contracts classified as Level 1 and interest rate, currency and credit default swaps classified as Level 2.

(11) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2009 and 2008 were as follows:

                                           DECEMBER 31,                         DECEMBER 31,
                                               2009                                 2008
                                     CARRYING               FAIR          CARRYING               FAIR
                                      AMOUNT                VALUE          AMOUNT                VALUE
--------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                           $2,120               $2,252          $2,154               $2,366
 Mortgage loans                          4,304                3,645           4,896                4,265
                                     ---------            ---------       ---------            ---------
LIABILITIES
 Other policyholder funds and
  benefits payable (1)                 $11,919              $12,101         $14,421              $14,158
 Consumer notes                          1,131                1,194           1,210                1,188
                                     ---------            ---------       ---------            ---------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current incremental lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

SIGNIFICANT INVESTMENT ACCOUNTING POLICIES

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. The equity investments associated with the variable annuity products offered in the United Kingdom are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2009, 2008 and 2007 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

In April 2009, the FASB updated the guidance related to the recognition and presentation of other-than-temporary impairments which modifies the recognition of other-than-temporary impairment ("impairment") losses for debt securities. This new guidance is also applied to certain equity securities with debt-like characteristics (collectively "debt securities"). Under the new guidance, a debt security is deemed to be other-than-temporarily impaired if it meets the following conditions: 1) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or 2) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those other-than-temporarily impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit impairment, which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The remaining non-credit impairment typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. Prior to the adoption of this accounting guidance, the Company recorded the entire difference between the fair value and cost or amortized cost basis of the security in net realized capital losses unless the Company could assert the intent and ability to hold the security for a period sufficient to allow for recovery of fair value to its amortized cost basis.

The Company evaluates whether a credit impairment exists for debt securities by considering primarily the following factors: (a) the length of time and extent to which the fair value has been less than the amortized cost of the security,
(b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on contractually obligated interest and principal payments, (d) changes in the financial condition of the security's underlying collateral and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current delinquency rates, loan-to-value ratios and the possibility of obligor re-financing. In addition, for securitized debt securities, the Company considers factors including, but not limited to, commercial and residential property value declines that vary by property type and location and average cumulative collateral loss rates that vary by vintage year. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on contractually obligated payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

Mortgage loans are considered to be impaired when management estimates that based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, as well as rental rates, occupancy levels, delinquency rates and property values, and debt service coverage ratios. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses in accordance with the Company's impairment policy previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships and other alternative investments, the equity method of accounting is used to recognize the Company's share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2009, 2008 and 2007.

Net investment income on equity securities, trading includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

SIGNIFICANT DERIVATIVE INSTRUMENTS ACCOUNTING POLICIES

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral held, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

FAIR VALUE HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the Consolidated Statement of Operations in which the cash flows of the hedged item are recorded.

CASH FLOW HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

NET INVESTMENT IN A FOREIGN OPERATION HEDGES

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company credit exposures are generally quantified daily, netted by counterparty and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds which do not exceed $10. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts, certain currency forward contracts, and certain embedded derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

NET INVESTMENT INCOME

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009           2008           2007
--------------------------------------------------------------------------------
(BEFORE-TAX)
Fixed maturities                       $2,094         $2,458         $2,714
Equity securities, AFS                     43             65             54
Mortgage loans                            232            251            227
Policy loans                              136            136            132
Limited partnerships and other
 alternative investments                 (171)          (224)           112
Other investments                         242            (33)          (120)
Investment expenses                       (71)           (65)           (63)
                                     --------       --------       --------
    NET INVESTMENT INCOME EXCLUDING
         EQUITY SECURITIES, TRADING     2,505          2,588          3,056
Equity securities, trading                343           (246)             1
                                     --------       --------       --------
        TOTAL NET INVESTMENT INCOME    $2,848         $2,342         $3,057
                                     --------       --------       --------

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2009, 2008 and 2007, was $276, $(250) and $(17), respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL LOSSES

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009           2008           2007
--------------------------------------------------------------------------------
(BEFORE-TAX)
Gross gains on sales                     $364            $383          $187
Gross losses on sales                    (828)           (398)         (142)
Net OTTI losses recognized in
 earnings                              (1,192)         (1,888)         (339)
Japanese fixed annuity contract
 hedges, net (1)                           47              64            18
Periodic net coupon settlements on
 credit derivatives/Japan                 (33)            (34)          (40)
Fair value measurement transition
 impact                                    --            (798)           --
Results of variable annuity hedge
 program
GMWB derivatives, net                   1,505            (687)         (286)
Macro hedge program                      (895)             74           (12)
                                     --------       ---------       -------
Total results of variable annuity
 hedge program                            610            (613)         (298)
GMIB/GMAB/GMWB reinsurance assumed      1,106          (1,986)         (155)
Coinsurance and modified
 coinsurance ceded reinsurance
 contracts                               (577)
                                     --------       ---------       -------
Other, net (2)                           (374)           (493)         (165)
                                     --------       ---------       -------
        NET REALIZED CAPITAL LOSSES     $(877)        $(5,763)        $(934)
                                     --------       ---------       -------

(1) Relates to derivative hedging instruments, excluding periodic net coupon settlements, and is net of the Japanese fixed annuity product liability adjustment for changes in the dollar/yen exchange spot rate.

(2) Consists of changes in fair value on non-qualifying derivatives, hedge ineffectiveness on qualifying derivative instruments, foreign currency gains and losses related to the internal reinsurance of the Japan variable annuity business, which is offset in AOCI, valuation allowances and other investment gains and losses.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2009           2008           2007
--------------------------------------------------------------------------------
Fixed maturities
Sale proceeds                         $27,809        $9,366         $12,415
Gross gains                               495           291             246
Gross losses                             (830)         (472)           (135)
Equity securities, AFS
Sale proceeds                            $162          $126            $296
Gross gains                                 2            11              12
Gross losses                              (27)          (21)             (7)

Sales of AFS securities were the result of the Company's repositioning of its investment portfolio throughout 2009.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2009.

                                                CREDIT
                                              IMPAIRMENT
-------------------------------------------------------------
Balance as of January 1, 2009                       $ --
Credit impairments remaining in retained
 earnings related to adoption of new
 accounting guidance in April 2009                  (941)
Additions for credit impairments
 recognized on (1):
Securities not previously impaired                  (690)
Securities previously impaired                      (201)
Reductions for credit impairments
 previously recognized on:
Securities that matured or were sold
 during the period                                   196
Securities that the Company intends to
 sell or more likely than not will be
 required to sell before recovery                      1
Securities due to an increase in
 expected cash flows                                   3
                                               ---------
         BALANCE AS OF DECEMBER 31, 2009         $(1,632)
                                               ---------

(1) These additions are included in the net OTTI losses recognized in earnings of $1.2 billion in the Consolidated Statements of Operations, as well as impairments on debt securities for which the Company intended to sell and on equity securities.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                DECEMBER 31, 2009
                                COST OR               GROSS                 GROSS
                               AMORTIZED           UNREALIZED            UNREALIZED          FAIR         NON-CREDIT
                                 COST                 GAINS                LOSSES            VALUE         OTTI (1)
----------------------------------------------------------------------------------------------------------------------
ABS                              $2,344                  $31                 $(472)          $1,903           $(26)
CDOs                              3,158                   19                (1,012)           2,165           (123)
CMBS                              6,844                   76                (1,555)           5,365             (8)
Corporate                        23,621                  985                  (939)          23,667            (11)
Foreign govt./govt.
 agencies                           824                   35                   (13)             846             --
Municipal                           971                    3                  (194)             780             --
RMBS                              3,965                   68                  (697)           3,336           (166)
U.S. Treasuries                   2,557                    5                  (221)           2,341             --
                                -------               ------               -------          -------          -----
    TOTAL FIXED MATURITIES       44,284                1,222                (5,103)          40,403           (334)
Equity securities                   447                   38                   (66)             419             --
                                -------               ------               -------          -------          -----
      TOTAL AFS SECURITIES      $44,731               $1,260               $(5,169)         $40,822          $(334)
                                -------               ------               -------          -------          -----

                                                       DECEMBER 31, 2008
                                COST OR               GROSS                GROSS
                               AMORTIZED           UNREALIZED           UNREALIZED           FAIR
                                 COST                 GAINS               LOSSES             VALUE
--------------------------  -----------------------------------------------------------------------
ABS                              $2,790                  $5                 $(819)           $1,976
CDOs                              3,692                   2                (1,713)            1,981
CMBS                              8,243                  21                (2,915)            5,349
Corporate                        21,252                 441                (2,958)           18,735
Foreign govt./govt.
 agencies                         2,094                  86                   (33)            2,147
Municipal                           917                   8                  (220)              705
RMBS                              4,423                  57                  (882)            3,598
U.S. Treasuries                   5,033                  75                   (39)            5,069
                                -------               -----               -------           -------
    TOTAL FIXED MATURITIES       48,444                 695                (9,579)           39,560
Equity securities                   614                   4                  (184)              434
                                -------               -----               -------           -------
      TOTAL AFS SECURITIES      $49,058                $699               $(9,763)          $39,994
                                -------               -----               -------           -------

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had a credit impairment. These losses are included in gross unrealized losses as of December 31, 2009.

The following table presents the Company's fixed maturities by contractual maturity year.

                                                   DECEMBER 31, 2009
                                               AMORTIZED              FAIR
                                                 COST                 VALUE
-----------------------------------------------------------------------------
MATURITY
One year or less                                    $828                 $844
Over one year through five years                   8,555                8,786
Over five years through ten years                  7,436                7,511
Over ten years                                    11,154               10,493
                                               ---------            ---------
Subtotal                                          27,973               27,634
Mortgage-backed and asset-backed
 securities                                       16,311               12,769
                                               ---------            ---------
                                   TOTAL         $44,284              $40,403
                                               ---------            ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2009, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Bank of America Corporation and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets. As of December 31, 2008, the Company's only exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity was the Government of Japan, which represented $1.9 billion, or 61% of stockholders' equity, and approximately 3.3% of total invested assets. The Company's second and third largest exposures by issuer were JPMorgan Chase & Company and General Electric Company, which each comprised approximately 0.5% and 0.4%, respectively, of total invested assets.

The Company's three largest exposures by sector as of December 31, 2009 were commercial real estate, basic industry and financial services, which comprised approximately 18%, 13% and 9%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2008 were commercial real estate, basic industry and U.S. government/government agencies which comprised approximately 19%, 12% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                  DECEMBER 31, 2009
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
ABS                                   $278              $230             $(48)
CDOs                                   990               845             (145)
CMBS                                 1,207             1,016             (191)
Corporate                            3,434             3,207             (227)

                                                   DECEMBER 31, 2009
                                                 12 MONTHS OR MORE
                                  AMORTIZED            FAIR           UNREALIZED
                                     COST             VALUE             LOSSES
-----------------------------  ----------------------------------------------------------
ABS                                 $1,364              $940              $(424)
CDOs                                 2,158             1,291               (867)
CMBS                                 4,001             2,637             (1,364)
Corporate                            4,403             3,691               (712)

                                                 DECEMBER 31, 2009
                                                       TOTAL
                                  AMORTIZED            FAIR           UNREALIZED
                                     COST             VALUE             LOSSES
-----------------------------  -----------------------------------------------------
ABS                                 $1,642            $1,170              $(472)
CDOs                                 3,148             2,136             (1,012)
CMBS                                 5,208             3,653             (1,555)
Corporate                            7,837             6,898               (939)

                                                  DECEMBER 31, 2009
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
Foreign govt./govt. agencies          $316              $307              $(9)
Municipal                              119               113               (6)
RMBS                                   664               600              (64)
U.S. Treasuries                      1,573             1,534              (39)
                                    ------            ------            -----
       TOTAL FIXED MATURITIES        8,581             7,852             (729)
Equity securities                       65                49              (16)
                                    ------            ------            -----
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $8,646            $7,901            $(745)
                                    ------            ------            -----

                                                    DECEMBER 31, 2009
                                                  12 MONTHS OR MORE
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  ------------------------------------------------------------
Foreign govt./govt. agencies            $30                $26                $(4)
Municipal                               791                603               (188)
RMBS                                  1,688              1,055               (633)
U.S. Treasuries                         628                446               (182)
                                    -------            -------            -------
       TOTAL FIXED MATURITIES        15,063             10,689             (4,374)
Equity securities                       246                196                (50)
                                    -------            -------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $15,309            $10,885            $(4,424)
                                    -------            -------            -------

                                                  DECEMBER 31, 2009
                                                        TOTAL
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  -------------------------------------------------------
Foreign govt./govt. agencies           $346               $333               $(13)
Municipal                               910                716               (194)
RMBS                                  2,352              1,655               (697)
U.S. Treasuries                       2,201              1,980               (221)
                                    -------            -------            -------
       TOTAL FIXED MATURITIES        23,644             18,541             (5,103)
Equity securities                       311                245                (66)
                                    -------            -------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $23,955            $18,786            $(5,169)
                                    -------            -------            -------

                                                    DECEMBER 31, 2008
                                                 LESS THAN 12 MONTHS
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-------------------------------------------------------------------------------------------
ABS                                    $873               $705              $(168)
CDOs                                    608                394               (214)
CMBS                                  3,875              2,907               (968)
Corporate                            11,101              9,500             (1,601)
Foreign govt./govt. agencies            788                762                (26)
Municipal                               524                381               (143)
RMBS                                    564                415               (149)
U.S. Treasuries                       3,952              3,913                (39)
                                    -------            -------            -------
       TOTAL FIXED MATURITIES        22,285             18,977             (3,308)
Equity securities                       433                296               (137)
                                    -------            -------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $22,718            $19,273            $(3,445)
                                    -------            -------            -------

                                                    DECEMBER 31, 2008
                                                 12 MONTHS OR MORE
                                   AMORTIZED            FAIR           UNREALIZED
                                     COST              VALUE             LOSSES
-----------------------------  -----------------------------------------------------------
ABS                                  $1,790            $1,139              $(651)
CDOs                                  3,068             1,569             (1,499)
CMBS                                  3,978             2,031             (1,947)
Corporate                             4,757             3,400             (1,357)
Foreign govt./govt. agencies             29                22                 (7)
Municipal                               297               220                (77)
RMBS                                  2,210             1,477               (733)
U.S. Treasuries                          38                38                 --
                                    -------            ------            -------
       TOTAL FIXED MATURITIES        16,167             9,896             (6,271)
Equity securities                       136                89                (47)
                                    -------            ------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $16,303            $9,985            $(6,318)
                                    -------            ------            -------

                                                  DECEMBER 31, 2008
                                                        TOTAL
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  -------------------------------------------------------
ABS                                  $2,663             $1,844              $(819)
CDOs                                  3,676              1,963             (1,713)
CMBS                                  7,853              4,938             (2,915)
Corporate                            15,858             12,900             (2,958)
Foreign govt./govt. agencies            817                784                (33)
Municipal                               821                601               (220)
RMBS                                  2,774              1,892               (882)
U.S. Treasuries                       3,990              3,951                (39)
                                    -------            -------            -------
       TOTAL FIXED MATURITIES        38,452             28,873             (9,579)
Equity securities                       569                385               (184)
                                    -------            -------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $39,021            $29,258            $(9,763)
                                    -------            -------            -------

As of December 31, 2009, AFS securities in an unrealized loss position, comprised of 2,473 securities, primarily related to CMBS, CDOs, corporate securities primarily within the financial services sector and RMBS which have experienced significant price deterioration. As of December 31, 2009, 66% of these securities were depressed less than 20% of amortized cost. The decline in unrealized losses during 2009 was primarily attributable to credit spread tightening, impairments and, to a lesser extent, sales, partially offset by rising interest rates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

                                 MORTGAGE LOANS

                                                    DECEMBER 31, 2009
                                  AMORTIZED             VALUATION             CARRYING
                                   COST (1)             ALLOWANCE              VALUE
------------------------------------------------------------------------------------------
Agricultural                           $369                  $(3)                 $366
Commercial                            4,195                 (257)                3,938
                                   --------              -------              --------
         TOTAL MORTGAGE LOANS        $4,564                $(260)               $4,304
                                   --------              -------              --------

                                                    DECEMBER 31, 2008
                                  AMORTIZED             VALUATION              CARRYING
                                   COST (1)             ALLOWANCE               VALUE
-----------------------------  ------------------------------------------------------------
Agricultural                           $446                  $(11)                 $435
Commercial                            4,463                    (2)                4,461
                                   --------              --------              --------
         TOTAL MORTGAGE LOANS        $4,909                  $(13)               $4,896
                                   --------              --------              --------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

The following table presents the activity within the Company's valuation allowance for mortgage loans. Included in the 2009 Additions are valuation allowances of $79 on mortgage loans held for sale, which have a carrying value of $161 and are included in mortgage loans in the Company's Consolidated Balance Sheet as of December 31, 2009.

                                                    2009              2008
--------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1                              $ (13)            $ --
Additions                                             (292)             (13)
Deductions                                              45               --
                                                   -------            -----
BALANCE AS OF DECEMBER 31                            $(260)            $(13)
                                                   -------            -----

                                                       DECEMBER 31, 2009                           DECEMBER 31, 2008
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE LOANS BY REGION
East North Central                                   $76                     1.8%               $121                     2.5%
Middle Atlantic                                      592                    13.8%                664                    13.6%
Mountain                                              51                     1.2%                115                     2.3%
New England                                          368                     8.6%                407                     8.3%
Pacific                                            1,102                    25.5%              1,205                    24.6%
South Atlantic                                       615                    14.3%                665                    13.6%
West North Central                                    22                     0.5%                 56                     1.1%
West South Central                                   172                     4.0%                205                     4.2%
Other (1)                                          1,306                    30.3%              1,458                    29.8%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $4,304                   100.0%             $4,896                   100.0%
                                                --------                 -------            --------                 -------

(1)  Primarily represents multi-regional properties.

                                                       DECEMBER 31, 2009                           DECEMBER 31, 2008
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE LOANS BY PROPERTY TYPE
Agricultural                                        $366                     8.5%               $435                     8.9%
Industrial                                           784                    18.2%                790                    16.1%
Lodging                                              329                     7.6%                383                     7.8%
Multifamily                                          582                    13.5%                798                    16.3%
Office                                             1,387                    32.3%              1,456                    29.8%
Retail                                               602                    14.0%                764                    15.6%
Other                                                254                     5.9%                270                     5.5%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $4,304                   100.0%             $4,896                   100.0%
                                                --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. This involvement includes providing investment management and administrative services for a fee and holding ownership or other interests as an investor.

PRIMARY BENEFICIARY

The Company has performed a quantitative analysis and concluded that for those VIEs for which it will absorb a majority of the expected losses or residual returns, it is the primary beneficiary and therefore these VIEs were consolidated in the Company's Consolidated Financial Statements. Creditors have no recourse against the Company in the event of default by these VIEs. The Company has no implied or unfunded commitments to these VIEs. The following table presents the carrying value of assets and liabilities and the maximum exposure to loss relating to these VIEs.

                                                      DECEMBER 31, 2009            MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)           TO LOSS (2)
-----------------------------------------------------------------------------------------------
CDO                                   $226                     $47                    $181
Limited partnerships                    31                      13                      18
Other investments                       75                      40                      32
                                    ------                  ------                  ------
                        TOTAL         $332                    $100                    $231
                                    ------                  ------                  ------

                                                      DECEMBER 31, 2008            MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)           TO LOSS (2)
-----------------------------  ----------------------------------------------------------------
CDO                                   $339                     $89                    $237
Limited partnerships                   151                      72                      79
Other investments                      249                     103                     166
                                    ------                  ------                  ------
                        TOTAL         $739                    $264                    $482
                                    ------                  ------                  ------

(1) Includes noncontrolling interest in limited partnerships and other investments of $41 and $154 as of December 31, 2009 and 2008, respectively, that is reported as a separate component of equity in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the consolidated assets at cost net of liabilities.

The CDO represents a cash flow CLO for which the Company provides collateral management services, earns a fee for those services and also holds investments in the debt issued by the CLO. Limited partnerships represent hedge funds for which the Company holds a majority interest in the equity of the funds as an investment. Other investments primarily represent investment trusts for which the Company provides investment management services, earns a fee for those services and also holds investments in the equity issued by the trusts. In 2009, a hedge fund and investment trust were liquidated and, therefore, the Company was no longer deemed to be the primary beneficiary. Accordingly, these two VIEs were deconsolidated.

NON-PRIMARY BENEFICIARY

The Company has performed a quantitative analysis and concluded that for those VIEs for which it holds a significant variable interest but will not absorb a majority of the expected losses or residual returns, the Company is not the primary beneficiary and therefore, these VIEs were not consolidated in the Company's Consolidated Financial Statements. The Company has no implied or unfunded commitments to these VIEs. Each of these investments has been held by the Company for three years or less. The total carrying value of assets and liabilities for the CDOs as of December 31, 2009 was $239 and $0, respectively, with a maximum exposure to loss of $248, and as of December 31, 2008 was $283 and $0, respectively, with a maximum exposure to loss of $329. The maximum exposure to loss represents the Company's investment in securities issued by CDOs at cost.

CDOs represent a cash flow CLO and a CDO for which the Company provides collateral management services, earns fees for those services and holds investments in the debt and/or preferred equity issued by the CDOs.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would otherwise be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

CASH FLOW HEDGES

INTEREST RATE SWAPS

Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities.

The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the purchase of fixed-rate securities or the anticipated future cash flows of floating-rate fixed maturity securities due to changes in interest rates. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FORWARD RATE AGREEMENTS

Forward rate agreements are used to convert interest receipts on floating-rate securities to fixed rates. These derivatives are used to lock in the forward interest rate curve and reduce income volatility that results from changes in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to convert foreign denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to minimize cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

INTEREST RATE SWAPS

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to hedge the changes in fair value of certain foreign denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

INTEREST RATE SWAPS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2009 and 2008, the notional amount of interest rate swaps in offsetting relationships was $4.5 billion and $4.4 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures to U.S. dollars in certain of its foreign denominated fixed maturity investments. The Company also enters into foreign currency forward contracts that convert Euros to Yen in order to economically hedge the foreign currency risk associated with certain assumed Japanese variable annuity products.

JAPAN 3WIN RELATED FOREIGN CURRENCY SWAPS

During the first quarter of 2009, the Company entered into foreign currency swaps to hedge the foreign currency exposure related to the Japan 3Win product guaranteed minimum income benefit ("GMIB") fixed liability payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

The Company enters into currency rate swaps and forwards to mitigate the foreign currency exchange rate and Yen interest rate exposures associated with the Yen denominated individual fixed annuity product.

CREDIT DERIVATIVES THAT PURCHASE CREDIT PROTECTION

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. These contracts require the Company to pay a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract.

CREDIT DERIVATIVES THAT ASSUME CREDIT RISK

Credit default swaps are used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts entitle the Company to receive a periodic fee in exchange for an obligation to compensate the derivative counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk due to embedded derivatives associated with credit linked notes.

CREDIT DERIVATIVES IN OFFSETTING POSITIONS

The Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS, OPTIONS, AND FUTURES

The Company offers certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps, futures and options to economically hedge the equity volatility risk associated with these embedded derivatives. In addition, the Company is exposed to bifurcated options embedded in certain fixed maturity investments.

GMWB PRODUCT DERIVATIVES

The Company offers certain variable annuity products with a GMWB rider in the U.S. and formerly in the U.K. and Japan. The GMWB is a bifurcated embedded derivative that provides the policyholder with a GRB if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The notional value of the embedded derivative is the GRB balance.

GMWB REINSURANCE CONTRACTS

The Company has entered into reinsurance arrangements to offset a portion of its risk exposure to the GMWB for the remaining lives of covered variable annuity contracts. Reinsurance contracts covering GMWB are accounted for as free-standing derivatives. The notional amount of the reinsurance contracts is the GRB amount.

GMWB HEDGING INSTRUMENTS

The Company enters into derivative contracts to partially hedge exposure to the income volatility associated with the portion of the GMWB liabilities which are not reinsured. These derivative contracts include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index. As of December 31, 2009, the notional amount related to the GMWB hedging instruments is $15.6 billion and consists of $10.8 billion of customized swaps, $1.8 billion of interest rate swaps and futures, and $3.0 billion of equity swaps, options, and futures.

MACRO HEDGE PROGRAM

The Company utilizes equity options, currency options, and equity futures contracts to partially hedge the statutory reserve impact of equity risk and foreign currency risk arising primarily from guaranteed minimum death benefit ("GMDB"), GMIB and GMWB obligations against a decline in the equity markets or changes in foreign currency exchange rates. As of December 31, 2009, the notional amount related to the macro hedge program is $27.4 billion and consists of $25.1 billion of equity options, $2.1 billion of currency options, and $0.2 billion of equity futures. The $27.4 billion of notional includes $1.2 billion of short put option contracts, therefore resulting in a net notional amount for the macro hedge program of approximately $26.2 billion.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by its affiliate, HLIKK, in Japan. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the Yen denominated GRB balance value converted at the period-end Yen to U.S. dollar foreign spot exchange rate.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2009, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from an affiliate, HLIKK, and is accounted for as a free-standing derivative. Refer to note 16 "Transactions with Affiliates" for more information on this transaction.

During 2007, a subsidiary insurance company entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliate reinsurance company to provide statutory surplus relief for certain life insurance policies. This agreement is accounted for as a financing transaction and includes a compound embedded derivative.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.

                                                           NET DERIVATIVES
                                 NOTIONAL AMOUNT                               FAIR VALUE
   HEDGE DESIGNATION/      Dec. 31,          Dec. 31,              Dec. 31,                  Dec. 31,
    DERIVATIVE TYPE          2009              2008                  2009                      2008
-----------------------------------------------------------------------------------------------------------
CASH FLOW HEDGES
Interest rate swaps            $8,729            $6,798                  $53                      $422
Forward rate agreements         3,000                --                   --                        --
Foreign currency swaps            301             1,005                   (4)                      (21)
                          -----------       -----------            ---------                 ---------
  TOTAL CASH FLOW HEDGES      $12,030            $7,803                  $49                      $401
                          -----------       -----------            ---------                 ---------
FAIR VALUE HEDGES
Interest rate swaps            $1,744            $2,138                 $(21)                     $(86)
Foreign currency swaps            696               696                   (9)                      (57)
                          -----------       -----------            ---------                 ---------
 TOTAL FAIR VALUE HEDGES       $2,440            $2,834                 $(30)                    $(143)
                          -----------       -----------            ---------                 ---------
NON-QUALIFYING
 STRATEGIES
Interest rate contracts
Interest rate swaps,
 caps, floors, and
 futures                       $5,511            $5,269                 $(79)                     $(90)
Foreign exchange
 contracts
Foreign currency swaps
 and forwards                     484               648                  (19)                       45
Japan 3Win related
 foreign currency swaps         2,514                --                  (19)                       --
Japanese fixed annuity
 hedging instruments            2,271             2,334                  316                       383
Credit contracts
Credit derivatives that
 purchase credit
 protection                     1,887             2,633                  (34)                      246
Credit derivatives that
 assume credit risk (1)           902               940                 (176)                     (309)
Credit derivatives in
 offsetting positions           3,591             1,453                  (52)                       (8)
Equity contracts
Equity index swaps,
 options, and futures             221               249                  (16)                      (14)
Variable annuity hedge
 program
GMWB product derivatives
 (2)                           46,906            48,406               (1,991)                   (6,590)
GMWB reinsurance
 contracts                     10,301            11,437                  347                     1,302
GMWB hedging instruments       15,567            18,620                   52                     2,664
Macro hedge program            27,448             2,188                  318                       137
Other
GMAB, GMWB, and GMIB
 reinsurance contracts         19,618            20,553               (1,448)                   (2,616)
Coinsurance and modified
 coinsurance reinsurance
 contracts                     49,545             1,068                  761                        --
                          -----------       -----------            ---------                 ---------
    TOTAL NON-QUALIFYING
              STRATEGIES     $186,766          $115,798              $(2,040)                  $(4,850)
                          -----------       -----------            ---------                 ---------
 TOTAL CASH FLOW HEDGES,
  FAIR VALUE HEDGES, AND
          NON-QUALIFYING
              STRATEGIES     $201,236          $126,435              $(2,021)                  $(4,592)
                          -----------       -----------            ---------                 ---------
BALANCE SHEET LOCATION
Fixed maturities,
 available-for-sale              $170              $204                  $(8)                      $(3)
Other investments              18,049            12,197                  220                     1,122
Other liabilities              56,524            32,442                  113                     2,206
Consumer notes                     64                70                   (5)                       (5)
Reinsurance recoverables       58,380            11,437                1,108                     1,302
Other policyholder funds
 and benefits payable          68,049            70,085               (3,449)                   (9,214)
                          -----------       -----------            ---------                 ---------
TOTAL DERIVATIVES            $201,236          $126,435              $(2,021)                  $(4,592)
                          -----------       -----------            ---------                 ---------

                                             ASSET                                  LIABILITY
                                          DERIVATIVES                              DERIVATIVES
                                          FAIR VALUE                                FAIR VALUE
   HEDGE DESIGNATION/          Dec. 31,                 Dec. 31,            Dec. 31,              Dec. 31,
    DERIVATIVE TYPE              2009                     2008                2009                  2008
------------------------  --------------------------------------------------------------------------------------
CASH FLOW HEDGES
Interest rate swaps                $201                     $425                $(148)                  $(3)
Forward rate agreements              --                       --                   --                    --
Foreign currency swaps               21                      126                  (25)                 (147)
                               --------                 --------            ---------            ----------
  TOTAL CASH FLOW HEDGES           $222                     $551                $(173)                $(150)
                               --------                 --------            ---------            ----------
FAIR VALUE HEDGES
Interest rate swaps                 $16                      $41                 $(37)                $(127)
Foreign currency swaps               53                       48                  (62)                 (105)
                               --------                 --------            ---------            ----------
 TOTAL FAIR VALUE HEDGES            $69                      $89                 $(99)                $(232)
                               --------                 --------            ---------            ----------
NON-QUALIFYING
 STRATEGIES
Interest rate contracts
Interest rate swaps,
 caps, floors, and
 futures                           $157                     $687                $(236)                $(777)
Foreign exchange
 contracts
Foreign currency swaps
 and forwards                        --                       52                  (19)                   (7)
Japan 3Win related
 foreign currency swaps              35                       --                  (54)                   --
Japanese fixed annuity
 hedging instruments                319                      383                   (3)                   --
Credit contracts
Credit derivatives that
 purchase credit
 protection                          36                      262                  (70)                  (16)
Credit derivatives that
 assume credit risk (1)               2                       --                 (178)                 (309)
Credit derivatives in
 offsetting positions               114                       85                 (166)                  (93)
Equity contracts
Equity index swaps,
 options, and futures                 3                        3                  (19)                  (17)
Variable annuity hedge
 program
GMWB product derivatives
 (2)                                 --                       --               (1,991)               (6,590)
GMWB reinsurance
 contracts                          347                    1,302                   --                    --
GMWB hedging instruments            264                    2,697                 (212)                  (33)
Macro hedge program                 558                      137                 (240)                   --
Other
GMAB, GMWB, and GMIB
 reinsurance contracts               --                       --               (1,448)               (2,616)
Coinsurance and modified
 coinsurance reinsurance
 contracts                        1,226                       --                 (465)                   --
                               --------                 --------            ---------            ----------
    TOTAL NON-QUALIFYING
              STRATEGIES         $3,061                   $5,608              $(5,101)             $(10,458)
                               --------                 --------            ---------            ----------
 TOTAL CASH FLOW HEDGES,
  FAIR VALUE HEDGES, AND
          NON-QUALIFYING
              STRATEGIES         $3,352                   $6,248              $(5,373)             $(10,840)
                               --------                 --------            ---------            ----------
BALANCE SHEET LOCATION
Fixed maturities,
 available-for-sale                $ --                     $ --                  $(8)                  $(3)
Other investments                   270                    1,576                  (50)                 (454)
Other liabilities                 1,509                    3,370               (1,396)               (1,164)
Consumer notes                       --                       --                   (5)                   (5)
Reinsurance recoverables          1,573                    1,302                 (465)                   --
Other policyholder funds
 and benefits payable                --                       --               (3,449)               (9,214)
                               --------                 --------            ---------            ----------
TOTAL DERIVATIVES                $3,352                   $6,248              $(5,373)             $(10,840)
                               --------                 --------            ---------            ----------

(1) The derivative instruments related to these hedging strategies are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

Change in Notional Amount

The increase in notional amount of derivatives since December 31, 2008, was primarily due to the following:

- During the fourth quarter of 2009, the Company entered into a reinsurance agreement with an affiliated captive reinsurer, which is accounted for as a derivative instrument and resulted in a $48.1 billion increase in notional. For a discussion related to the reinsurance agreement refer to Note 16.

- The Company increased the notional amount of derivatives associated with the macro hedge program, while GMWB related derivatives decreased, as a result of the Company rebalancing its risk management strategy to place a greater relative emphasis on the protection of statutory surplus. Approximately $1.2 billion of the $25.3 billion increase in the macro hedge notional amount represents short put option contracts therefore resulting in a net increase in notional of approximately $24.1 billion.

Change in Fair Value

The increase in the total fair value of derivative instruments since December 31, 2008, was primarily due to the following:

- The fair value of GMAB, GMWB and GMIB product assumed reinsurance contracts, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net improvement in the fair value of GMWB related derivatives is primarily due to liability model assumption updates related to favorable policyholder experience, the relative outperformance of the underlying actively managed funds as compared to their respective indices, the impacts of the Company's own credit standing. Additional improvements in the net fair value of GMWB derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets. For more information on the policyholder behavior and liability model assumption updates, refer to Note 3.

- The increase in fair value of the coinsurance and modified coinsurance reinsurance contracts was due to the execution of a transaction with an affiliated captive reinsurer on October 1, 2009. This transaction consisted of a freestanding derivative and an embedded derivative which are required to be held at fair value.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                 GAIN (LOSS) RECOGNIZED IN OCI
                               ON DERIVATIVE (EFFECTIVE PORTION)
                            2009          2008             2007
---------------------------------------------------------------------
 Interest rate swaps         $(357)        $648              $70
 Foreign currency swaps       (177)         193              (41)
                           -------       ------            -----
                    TOTAL    $(534)        $841              $29
                           -------       ------            -----

                                     NET REALIZED CAPITAL GAINS (LOSSES)
                                     RECOGNIZED IN INCOME ON DERIVATIVE
                                            (INEFFECTIVE PORTION)
                                2009                2008                 2007
-------------------------  -------------------------------------------------------
 Interest rate swaps              $1                  $7                   $2
 Foreign currency swaps           75                   1                   (2)
                                ----                 ---                 ----
                    TOTAL        $76                  $8                 $ --
                                ----                 ---                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                            GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                             INTO INCOME (EFFECTIVE PORTION)
                                                                     2009                  2008                  2007
---------------------------------------------------------------------------------------------------------------------------
 Interest rate swaps       Net realized capital gains (losses)        $ --                   $34                  $ --
 Interest rate swaps              Net investment income (loss)          28                   (20)                  (21)
 Foreign currency swaps    Net realized capital gains (losses)        (115)                  (60)                  (64)
 Foreign currency swaps           Net investment income (loss)           2                     1                    --
                                                                    ------                 -----                 -----
                                                        TOTAL         $(85)                 $(45)                 $(85)
                                                                    ------                 -----                 -----

As of December 31, 2009, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $25. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for forecasted transactions, excluding interest payments on existing variable-rate financial instruments) is 3 years.

For the year ended December 31, 2009 and 2008, the Company had before-tax gains of $1 and $198, respectively, related to net reclassifications from AOCI to earnings resulting from the discontinuance of cash flow hedges due to forecasted transactions that were no longer probable of occurring. For the year ended December 31, 2007, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of all fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                   GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                          2009                                        2008
                                                    HEDGED                                      HEDGED
                            DERIVATIVE               ITEM               DERIVATIVE               ITEM
----------------------------------------------------------------------------------------------------------------
Interest rate swaps
Net realized capital
 gains (losses)                  $72                  $(68)                $(140)                 $132
Benefits, losses and
 loss adjustment
 expenses                        (37)                   40                    25                   (18)
Foreign currency swaps
Net realized capital
 gains (losses)                   51                   (51)                 (124)                  124
Benefits, losses and
 loss adjustment
 expenses                          2                    (2)                   42                   (42)
                               -----                 -----                 -----                 -----
                   TOTAL         $88                  $(81)                $(197)                 $196
                               -----                 -----                 -----                 -----

                          GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                          2007
                                                    HEDGED
                            DERIVATIVE               ITEM
------------------------  -------------------------------------
Interest rate swaps
Net realized capital
 gains (losses)                 $(73)                  $69
Benefits, losses and
 loss adjustment
 expenses                         32                   (28)
Foreign currency swaps
Net realized capital
 gains (losses)                   25                   (25)
Benefits, losses and
 loss adjustment
 expenses                          9                    (9)
                               -----                 -----
                   TOTAL         $(7)                   $7
                               -----                 -----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains or losses. The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                     DECEMBER 31,
                                            2009         2008         2007
--------------------------------------------------------------------------------
Interest rate contracts
Interest rate swaps, caps, floors, and
 forwards                                     $32           $3          $21
Foreign exchange contracts
Foreign currency swaps and forwards           (54)          67          (18)
Japan 3Win related foreign currency swaps
 (1)                                          (22)          --           --
Japanese fixed annuity hedging
 instruments (2)                              (12)         487           53
Credit contracts
Credit derivatives that purchase credit
 protection                                  (379)         211           59
Credit derivatives that assume credit
 risk                                         137         (412)        (202)

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                  DECEMBER 31,
                                       2009           2008           2007
--------------------------------------------------------------------------------
Equity contracts
Equity index swaps, options, and
 futures                                   (3)            (23)            2
Variable annuity hedge program
GMWB product derivatives                4,727          (5,760)         (670)
GMWB reinsurance contracts               (988)          1,073           127
GMWB hedging instruments               (2,234)          3,374           257
Macro hedge program                      (895)             74           (12)
Other
GMAB, GMWB, and GMIB reinsurance
 contracts                              1,106          (2,158)         (155)
Coinsurance and modified
 coinsurance reinsurance contracts       (577)             --            --
                                     --------       ---------       -------
                              TOTAL      $838         $(3,064)        $(538)
                                     --------       ---------       -------

(1) The associated liability is adjusted for changes in dollar/yen exchange spot rates through realized capital gains and losses and was $64 for the year ended December 31, 2009. There was no Japan 3Win related foreign currency swaps for the years ended December 31, 2008 and 2007.

(2) The associated liability is adjusted for changes in dollar/yen exchange spot rates through realized capital gains and losses and was $67, $450 and $(102) for the years ended December 31, 2009, 2008 and 2007, respectively

For the year ended December 31, 2009, the net realized capital gain related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net gain on GMWB related derivatives for the year ended December 31, 2009, was primarily due to liability model assumption updates, the relative outperformance of the underlying actively managed funds as compared to their respective indices, and the impact of the Company's own credit standing. Additional net gains on GMWB related derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets. For more information on the policyholder behavior and liability model assumption updates, refer to Note 3.

- The net gain on derivatives associated with assumed GMAB, GMWB, and GMIB product reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net loss on the macro hedge program was primarily the result of an increase in the equity markets and the impact of trading activity.

- During the fourth quarter of 2009, the Company entered into a reinsurance agreement, which is accounted for as a derivative instrument and resulted in a loss. For a discussion related to the reinsurance agreement refer to Note 16.

For the year ended December 31, 2008, the net realized capital loss related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net loss on GMWB related derivatives was primarily due to liability model assumption updates related to market-based hedge ineffectiveness due to extremely volatile capital markets, and the relative underperformance of the underlying actively managed funds as compared to their respective indices, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

- The net loss on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts was primarily due to a decrease in Japan equity markets, a decrease in interest rates, an increase in Japan equity market volatility, and the impact of the fair value measurements transition.

In addition, for the year ended December 31, 2008, the Company has incurred losses of $39 on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

For the year ended December 31, 2007, net realized capital loss related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net loss on GMWB related derivatives was primarily due to liability model assumption updates and model refinements made during the year, including those for dynamic lapse behavior and correlations of market returns across underlying indices, as well as other assumption updates made during the second quarter to reflect newly reliable market inputs for volatility.

- The net loss on credit derivatives that assume credit risk was due to credit spreads widening.

- The net losses on derivatives associated with the internal reinsurance of GMIB were primarily driven by liability model refinements, a decrease in interest rates, and changes in Japan equity volatility levels.

- The gain on the Japanese fixed annuity hedging instruments was primarily a result of the Japanese Yen strengthening against the U.S. dollar.

Refer to Note 9 for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include trades ranging from baskets of up to five corporate issuers to standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2009 and 2008.

                            AS OF DECEMBER 31, 2009

                                                                   WEIGHTED                UNDERLYING REFERENCED
                                                                    AVERAGE               CREDIT OBLIGATION(S) (1)
                                   Notional        Fair            Years to                                   Average
                                  Amount (2)      Value            Maturity             Type               Credit Rating
--------------------------------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
Investment grade risk
 exposure                              $755           $4            4 years       Corporate Credit                 AA-
Below investment grade risk
 exposure                               114           (4)           4 years       Corporate Credit                  B+
Basket credit default swaps
 (4)
Investment grade risk
 exposure                             1,276          (57)           4 years       Corporate Credit                BBB+
Investment grade risk
 exposure                               352          (91)           7 years            CMBS Credit                  A
Below investment grade risk
 exposure                               125          (98)           5 years       Corporate Credit                BBB+
Credit linked notes
Investment grade risk
 exposure                                76           73            2 years       Corporate Credit                BBB+
                                    -------       ------
                        TOTAL        $2,698        $(173)
                                    -------       ------


                                  OFFSETTING        OFFSETTING
                                   Notional            Fair
                                  Amount (3)        Value (3)
-----------------------------  ---------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
Investment grade risk
 exposure                              $742            $(43)
Below investment grade risk
 exposure                                75             (11)
Basket credit default swaps
 (4)
Investment grade risk
 exposure                               626             (11)
Investment grade risk
 exposure                               352              91
Below investment grade risk
 exposure                                --              --
Credit linked notes
Investment grade risk
 exposure                                --              --
                                    -------            ----
                        TOTAL        $1,795             $26
                                    -------            ----

                            AS OF DECEMBER 31, 2008

                                                                   WEIGHTED                UNDERLYING REFERENCED
                                                                    AVERAGE               CREDIT OBLIGATION(S) (1)
                                   Notional        Fair            Years to                                   Average
                                  Amount (2)      Value            Maturity             Type               Credit Rating
--------------------------------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE
 BY DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
Investment grade risk
 exposure                               $47         $ --            4 years       Corporate Credit                  A-
Below investment grade risk
 exposure                                46          (12)           4 years       Corporate Credit                CCC+
Basket credit default swaps
 (4)
Investment grade risk
 exposure                             1,139         (196)           5 years       Corporate Credit                  A-
Investment grade risk
 exposure                               203          (70)           8 years            CMBS Credit                AAA
Below investment grade risk
 exposure                               125         (104)           6 years       Corporate Credit                 BB+
Credit linked notes
Investment grade risk
 exposure                               106           95            2 years       Corporate Credit                BBB+
                                    -------       ------
                        TOTAL        $1,666        $(287)
                                    -------       ------


                                  OFFSETTING        OFFSETTING
                                   Notional            Fair
                                  Amount (3)        Value (3)
-----------------------------  ---------------------------------
CREDIT DERIVATIVE TYPE
 BY DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
Investment grade risk
 exposure                               $35             $(9)
Below investment grade risk
 exposure                                --              --
Basket credit default swaps
 (4)
Investment grade risk
 exposure                               489               8
Investment grade risk
 exposure                               203              70
Below investment grade risk
 exposure                                --              --
Credit linked notes
Investment grade risk
 exposure                                --              --
                                    -------            ----
                        TOTAL          $727             $69
                                    -------            ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4) Includes $1.6 billion and $1.3 billion as of December 31, 2009 and 2008, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Also includes $175 as of December 31, 2009 and 2008, of customized diversified portfolios of corporate issuers referenced through credit default swaps.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in securities lending programs to generate additional income. Through these programs, certain domestic fixed income securities are loaned from the Company's portfolio to qualifying third party borrowers in return for collateral in the form of cash or U.S. Treasuries. Borrowers of these securities provide collateral of 102% of the fair value of the loaned securities at the time of the loan and can return the securities to the Company for cash at varying maturity dates. The fair value of the loaned securities is monitored and additional collateral is obtained if the fair value of the collateral falls below 100% of the fair value of the loaned securities. As of December 31, 2009 and 2008, under terms of securities lending programs, the fair value of loaned securities was approximately $45 and $1.8 billion, respectively and the associated collateral held was $46 and $1.8 billion, respectively. The decrease in both the fair value of loaned securities and the associated collateral is attributable to the maturation of the loans in the term lending portion of the securities lending program in 2009. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $14 and $18 for the years ended December 31, 2009 and 2008, respectively, which was included in net investment income.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2009 and 2008, collateral pledged having a fair value of $667 and $821, respectively, was included in fixed maturities in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of loaned securities and derivative instruments collateral pledged.

                                          DECEMBER 31,          DECEMBER 31,
                                              2009                  2008
--------------------------------------------------------------------------------
Fixed maturities                               $712                 $1,975
Equity securities, AFS                           --                      9
Short-term investments                           14                    617
                                             ------               --------
         TOTAL LOANED SECURITIES AND
                  COLLATERAL PLEDGED           $726                 $2,601
                                             ------               --------

As of December 31, 2009, the Company had accepted collateral with a fair value of $906, of which $833 was derivative cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with a corresponding amount predominately recorded in other liabilities. As of December 31, 2008, the Company had accepted collateral of $5.6 billion, of which $5.1 billion was cash collateral, including $3.3 billion of derivative cash collateral. The Company offsets the fair value amounts, income accruals and cash collateral held related to derivative instruments, as discussed above in the "Significant Derivative Instruments Accounting Policies" section and accordingly a portion of the liability associated with the derivative cash collateral was reclassed out of other liabilities and into other assets of $104 and $507 as of December 31, 2009 and 2008, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2009 and 2008, noncash collateral accepted was held in separate custodial accounts and were not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2009 and 2008, the fair value of securities on deposit was approximately $14 and $15, respectively.

5. REINSURANCE

ACCOUNTING POLICY

The Company cedes a share of the risks it has underwritten to other insurance companies through reinsurance treaties. The Company also assumes reinsurance of certain insurance risks that other insurance companies have underwritten. Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions have been met including insurance risk, consisting of both underwriting and timing risk, and the reasonable possibility of significant loss to the reinsurer. Premiums and benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance contracts. Reinsurance recoverables include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures and provide surplus relief. Such transfers do not relieve the Company of its primary liability under policies it wrote and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2009 there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholder's equity. As of December 31, 2009 and 2008, the Company's policy for the largest amount retained on any one life by the life operations was $10.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing all or a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies. Coinsurance with funds withheld is a form of coinsurance except that the investment assets that support the liabilities are withheld by the ceding company. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $450, $465 and $285 for the years ended December 31, 2009, 2008 and 2007, respectively. The Company reinsures a portion of GMDB as well as 27% of the GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $178, $148, and $132 in 2009, 2008 and 2007, respectively, and accident and health premium of $232, $236 and $243, respectively, to HLA. In addition, the Company entered into a reinsurance transaction with an affiliated captive reinsurer on October 1, 2009 which ceded a portion of the Company's direct variable annuity policies with GMWB and GMDB and all of the Company's other assumed GMAB, GMWB, GMDB and GMIB exposures. Under this transaction, the Company ceded $62 of premiums during the fourth quarter. Refer to Note 16, Transactions with Affiliates for further information.

Net fee income, earned premiums and other were comprised of the following:

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2009            2008            2007
--------------------------------------------------------------------------------
Gross fee income, earned
 premiums and other                  $4,919          $5,773          $6,134
Reinsurance assumed                      70              48              13
Reinsurance ceded                      (860)           (682)           (694)
                                  ---------       ---------       ---------
 NET FEE INCOME, EARNED PREMIUMS
                       AND OTHER     $4,129          $5,139          $5,453
                                  ---------       ---------       ---------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

ACCOUNTING POLICY

The Company capitalizes acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance contracts. The Company's deferred policy acquisition cost ("DAC") asset, which includes the present value of future profits, related to most universal life-type contracts (including variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets, such as, sales inducement assets ("SIA") and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and hedging costs.

Prior to the second quarter of 2009, the Company determined EGPs using the mean derived from stochastic scenarios that had been calibrated to the estimated separate account return. The Company also completed a comprehensive assumption study, in the third quarter of each year and revised best estimate assumptions used to estimate future gross profits when the EGPs in the Company's models fell outside of an independently determined reasonable range of EGPs. The Company also considered, on a quarterly basis, other qualitative factors such as product, regulatory and policyholder behavior trends and would also revise EGPs if those trends were expected to be significant.

Beginning with the second quarter of 2009, the Company now determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter and through a consideration of recent market returns, the Company will "unlock" or adjust projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This DAC Unlock, for future separate account returns, is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including: the update of current account values; the use of the RTM estimation technique; or policyholder behavior assumptions, are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of DAC and SIA by comparing the existing DAC and SIA balance to the present value of future EGPs.

Effective October 1, 2009, a subsidiary of HLIC, Hartford Life and Annuity Insurance Company ("HLAI") entered into a reinsurance agreement with an affiliated captive reinsurer. This agreement provides that HLAI will cede, and the affiliated captive reinsurer will assume 100% of the in-force and prospective U.S. variable annuities and the associated GMDB and GMWB riders. This transaction resulted in a DAC Unlock of $2.0 billion, pre-tax and $1.3 billion, after-tax. See Note 16 Transactions with Affiliates for further information on the transaction.

Changes in the DAC balance are as follows:

                                       2009           2008           2007
--------------------------------------------------------------------------------
BALANCE, JANUARY 1, BEFORE
 CUMULATIVE EFFECT OF ACCOUNTING
 CHANGE,
 PRE-TAX                              $ 9,944        $ 8,601        $ 7,474
 Cumulative effect of accounting
  change, pre-tax                         (54)            --            (20)
BALANCE, JANUARY 1, AS ADJUSTED         9,890          8,601          7,454
 Deferred costs                           674          1,258          1,557
 Amortization -- DAC                     (824)          (509)          (907)
 Amortization -- Unlock, pre-tax
  (1),(2)                              (2,905)        (1,111)           302
 Adjustments to unrealized gains
  and losses on securities
  available-for-sale and other (3)     (1,080)         1,747            194
 Effect of currency translation            24            (42)            --
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $5,779         $9,944         $8,601
                                     --------       --------       --------

(1) Includes for 2009, $1.9 billion DAC Unlock resulting from reinsurance agreement with an affiliated captive reinsurer.

(2) Additional contributors to the Unlock amount recorded for the year ended 2009 was a result of actual separate account returns being significantly below our aggregated estimated return for the period from October 1, 2008 to March 31, 2009, offset by actual returns being greater than our aggregated estimated return for the period from April 1, 2009 to December 31, 2009.

(3) The adjustment reflects the effect of credit spreads tightening, resulting in unrealized gains on securities in 2009.

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
2010                                                                         $22
2011                                                                         $20
2012                                                                         $18
2013                                                                         $16
2014                                                                         $15
--------------------------------------------------------------------------------

7. GOODWILL AND OTHER INTANGIBLE ASSETS

ACCOUNTING POLICY

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event has occurred. The goodwill impairment test follows a two step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. This allocation is similar to a purchase price allocation performed in purchase accounting. If the carrying amount of the reporting unit goodwill exceeds the implied goodwill value, an impairment loss shall be recognized in an amount equal to that excess.

The carrying amount of goodwill allocated to reporting segments as of December 31 is shown below:

                                                 DECEMBER 31, 2009
                                                    ACCUMULATED              CARRYING
                               GROSS                IMPAIRMENTS               VALUE
-----------------------------------------------------------------------------------------
REPORTING UNIT
Retail                           $343                   $(184)                  $159
Retirement Plans (1)               87                      --                     87
Individual Life                   224                      --                    224
                               ------                 -------                 ------
                   TOTAL         $654                   $(184)                  $470
                               ------                 -------                 ------

                                                 DECEMBER 31, 2008
                                                    ACCUMULATED              CARRYING
                               GROSS                IMPAIRMENTS               VALUE
------------------------  ---------------------------------------------------------------
REPORTING UNIT
Retail                           $343                   $(184)                  $159
Retirement Plans (1)               79                      --                     79
Individual Life                   224                      --                    224
                               ------                 -------                 ------
                   TOTAL          646                    (184)                  $462
                               ------                 -------                 ------

(1) The Company recorded a purchase price adjustment in 2009 associated with these acquisitions resulting in additional goodwill of $8.

Management's determination of the fair value of each reporting unit incorporates multiple inputs including cash flow calculations, price to earnings multiples, the level of The Hartford's share price and assumptions that market participants would make in valuing the reporting unit. Other assumptions include levels of economic capital, future business growth, earnings projections, assets under management and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause the reporting unit's fair value to decrease.

The Company completed its annual goodwill assessment for the individual reporting units of the Company as of January 1, 2009. The conclusion reached as a result of the annual goodwill impairment testing was that the fair value of each reporting unit, for which goodwill had been allocated, was in excess of the respective reporting unit's carrying value (the first step of the goodwill impairment test).

However, as noted above, goodwill is reassessed at an interim date if certain circumstances occur which would cause the entity to conclude that it was more likely than not that the carrying value of one or more of its reporting units would be in excess of the respective reporting unit's fair value. As a result of the continued decline in the equity markets from January 1, 2009, rating agency downgrades, and a decline in The Hartford's share price, the Company concluded, during the first quarter of 2009, that the conditions had been met to warrant an interim goodwill impairment test.

As a result of the first quarter 2009 interim goodwill impairment test which included the effects of decreasing sales outlooks and declining equity markets on future earnings, the fair value in step two of the goodwill impairment analysis for the Individual Life reporting unit continued to be in excess of its carrying value.

The Company's interim goodwill impairment test performed in connection with the preparation of our yearend 2008 financial statements, resulted in a pre-tax impairment charge of $184 in the Individual Annuity reporting unit. The impairment charge taken in 2008 was primarily due to the Company's estimate of the Individual Annuity reporting unit's fair value falling significantly below its book value. The fair value of this reporting unit declined as the statutory and capital risks associated with the death and living benefit guarantees sold with products offered by this reporting unit increased. These concerns had a comparable impact on The Hartford's share price. The determination of fair value for the Individual Annuity reporting unit incorporated multiple inputs including discounted cash flow calculations, market participant assumptions and The Hartford's share price.

The Company's goodwill impairment test performed for the year ended December 31, 2007 resulted in no write-downs.

OTHER INTANGIBLE ASSETS

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense, net of interest accretion, if any. Acquired intangible assets are included in other assets in the consolidated balance sheet. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                  2009                                     2008
                                                     Gross               Accumulated          Gross               Accumulated
                                                    Carrying                 Net             Carrying                 Net
ACQUIRED INTANGIBLE ASSETS                           Amount              Amortization         Amount              Amortization
---------------------------------------------------------------------------------------------------------------------------------
Servicing intangibles                                  $13                     $1               $14                     $1
Other                                                    1                     --                 1                     --
                                                      ----                   ----              ----                   ----
               TOTAL ACQUIRED INTANGIBLE ASSETS        $14                     $1               $15                     $1
                                                      ----                   ----              ----                   ----

Net amortization expense for the years ended December 31, 2009 and 2008 was $1 and $1, and included in other expense in the consolidated statement of operations. As of December 31, 2009, the weighted average amortization period was 20 years for servicing intangibles, 20 years for other and 20 years for total acquired intangible assets.

The following is detail of the net acquired intangible asset activity for the years ended December 31, 2009 and 2008:

                                            SERVICING
                                           INTANGIBLES        OTHER           TOTAL
----------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2009
BALANCE, BEGINNING OF YEAR                     $ 13             $ 1            $ 14
Acquisition of business                          --              --              --
Amortization, net of the accretion of
 interest                                        (1)             --              (1)
                                               ----            ----            ----
                    BALANCE, END OF YEAR        $12              $1             $13
                                               ----            ----            ----
FOR THE YEAR ENDED DECEMBER 31, 2008
BALANCE, BEGINNING OF YEAR                     $ --            $ --            $ --
                                               ----            ----            ----
Acquisition of business                          14               1              15
                                               ----            ----            ----
Amortization, net of the accretion of
 interest                                        (1)             --              (1)
                                               ----            ----            ----
                    BALANCE, END OF YEAR        $13              $1             $14
                                               ----            ----            ----

Estimated future net amortization expense for the succeeding five years is as follows:

FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------
2010                                                                          $1
2011                                                                           1
2012                                                                           1
2013                                                                           1
2014                                                                           1
--------------------------------------------------------------------------------

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 6.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

ACCOUNTING POLICY

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefits ("GMDB") offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                               GMDB (1)         GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2009           $ 882              $ 40
Incurred                                            378                41
Unlock                                              547                (5)
Paid                                               (503)               --
                                               --------              ----
LIABILITY BALANCE AS OF DECEMBER 31,
 2009                                            $1,304               $76
                                               --------              ----

(1) The reinsurance recoverable asset related to the GMDB was $787 as of December 31, 2009. The reinsurance recoverable asset related to the UL Secondary Guarantees was $22 as of December 31, 2009.

                                                                 UL SECONDARY
                                                GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2008           $ 531              $ 19
Incurred                                            231                21
Unlock                                              389                --
Paid                                               (269)               --
                                                 ------              ----
LIABILITY BALANCE AS OF DECEMBER 31, 2008          $882               $40
                                                 ------              ----

(1) The reinsurance recoverable asset related to the GMDB was $593 as of December 31, 2008. The reinsurance recoverable asset related to the UL Secondary Guarantees was $16 as of December 31, 2008.

During 2009, 2008 and 2007, there were no gains or losses on transfers of assets from the general account to the separate account.

The following table provides details concerning GMDB exposure as of December 31, 2009:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2009

                                                                                           RETAINED
                                                       ACCOUNT        NET AMOUNT          NET AMOUNT         WEIGHTED AVERAGE
                                                        VALUE           AT RISK             AT RISK            ATTAINED AGE
                                                       ("AV")         ("NAR") (9)        ("RNAR") (9)          OF ANNUITANT
---------------------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE (MAV) (1)
MAV only                                                 $27,423          $8,408               $789                  67
With 5% rollup (2)                                         1,868             664                 52                  67
With Earnings Protection Benefit Rider (EPB) (3)           6,567           1,409                 29                  63
With 5% rollup & EPB                                         784             224                  9                  66
                                                     -----------       ---------            -------                 ---
Total MAV                                                 36,642          10,705                879                  64
Asset Protection Benefit (APB) (4)                        28,612           5,508              1,067                  64
Lifetime Income Benefit (LIB) (5)                          1,330             214                 66                  62
Reset (6) (5-7 years)                                      3,790             490                266                  67
Return of Premium (7)/Other                               21,446           1,445                331                  64
                                                     -----------       ---------            -------                 ---
SUBTOTAL U.S. GMDB (8)                                   $91,820         $18,362             $2,609                  65
Less: General Account Value with U.S. GMDB                 6,802
                                                     -----------       ---------            -------                 ---
SUBTOTAL SEPARATE ACCOUNT LIABILITIES WITH GMDB           85,018
Separate Account Liabilities without U.S. GMDB            65,362
                                                     -----------       ---------            -------                 ---
                 TOTAL SEPARATE ACCOUNT LIABILITIES     $150,380
                                                     -----------       ---------            -------                 ---
                           JAPAN GMDB AND GMIB (10)      $16,953           2,741                 --
                                                     -----------       ---------            -------                 ---

(1) MAV: the GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP: the GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $19.1 billion and $20.1 billion as of December 31, 2009 and 2008, respectively. The GRB related to the Japan GMAB and GMWB was $522.2 and $490.5 as of December 31, 2009 and December 31, 2008. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2009, 59% of the AV and 52% of RNAR is reinsured to an affiliate. See Note 16 Transaction with Affiliates for further discussion.

See Note 3 for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                           DECEMBER 31,         DECEMBER 31,
                                               2009                 2008
--------------------------------------------------------------------------------
Asset type
Equity securities (including mutual
 funds) (1)                                    $75,720              $63,114
Cash and cash equivalents                        9,298               10,174
                                             ---------            ---------
                                 TOTAL         $85,018              $73,288
                                             ---------            ---------

(1) As of December 31, 2009 and December 31, 2008, approximately 16% and 16%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 84% and 84%, respectively, were invested in equity securities.

9. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. The Company unlocks the amortization of the sales inducement asset consistent with the DAC Unlock.

Changes in deferred sales inducement activity were as follows for the year ended December 31:

                                                         2009         2008
--------------------------------------------------------------------------------
Balance, January 1                                        $533         $459
Sales inducements deferred                                  43          137
Unlock                                                    (886)         (43)
Amortization charged to income                             (96)         (21)
                                                        ------       ------
                                 BALANCE, DECEMBER 31,    $194         $532
                                                        ------       ------

10. COMMITMENTS AND CONTINGENCIES

CONTINGENCIES

Management follows the requirements of accounting for contingencies. This statement requires management to evaluate each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at the "best estimate", or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve of the low end of the range of losses.

ACCOUNTING POLICY

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at the "best estimate", or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve of the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with investment products and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under the Employee Retirement Income Security Act of 1974 ("ERISA"). The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint. The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of claims in both consolidated amended complaints, except the ERISA claims.

STRUCTURE SETTLEMENT CLASS ACTION -- In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from a Hartford life insurance company ("Structured Settlements"). The operative complaint alleges that since 1997 the Company has systematically deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserts claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The plaintiffs seek compensatory damages, punitive damages, pre-judgment interest, attorney's fees and costs, and injunctive or other equitable relief. The Company vigorously denies that any claimant was misled or otherwise received less than the amount specified in the structured-settlement agreements. In March 2009, the district court certified a class for the RICO and fraud claims composed of all persons, other than those represented by a plaintiffs' broker, who entered into a Structured Settlement since 1997 and received certain written representations about the cost or value of the settlement. The district court declined to certify a class for the breach-of-contract and unjust-enrichment claims. The Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. A trial on liability and the methodology for computing class-wide damages is scheduled to commence in September 2010. It is possible that an adverse outcome could have a material adverse effect on the Company's financial condition and consolidated results of operations or cash flows. The Company is defending this litigation vigorously.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the insurance operating entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the insurance operating entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the insurance operating entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2009, is $473. Of this $473, the insurance operating entities have posted collateral of $454 in the normal course of business. Based on derivative market values as of December 31, 2009, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require approximately an additional $23 to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we may be required to post is primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

REGULATORY DEVELOPMENTS

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, compensation arrangements in connection with the administration of workers compensation plans and reporting of workers compensation premiums participants in finite reinsurance transactions, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without recommending any enforcement action. Under the terms of the Agreement, The Hartford paid $115, of which $84 represents restitution for market timing, $5 represents restitution for issues relating to the compensation of brokers, and $26 is a civil penalty.

Hartford Life recorded charges of $54, after-tax, in the aggregate, none of which was attributed to the Company, through the first quarter of 2007 to establish a reserve for the market timing matters and, based on the settlement discussed above, Hartford Life recorded an additional charge of $21, after-tax, in the second quarter of 2007. In the second quarter of 2007, $75, after-tax, representing all of the charges that had been recorded at Hartford Life, was attributed to and recorded at the Company.

COMMITMENTS

The rent paid to Hartford Fire for operating leases entered into by the Company was $25, $14 and $27 for the years ended December 31, 2009, 2008 and 2007, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense for the facility located in Simsbury, Connecticut, which expired on December 31, 2008, as this operating lease has been be replaced by a capital lease between its parent Company HLA and Hartford Fire Insurance Company, amounted to approximately $0, $0 and $6 for the years ended December 31, 2009, 2008 and 2007, respectively.

Future minimum rental commitments on all operating leases are as follows:

2010                                                                         $17
2011                                                                          14
2012                                                                           9
2013                                                                           6
2014                                                                           2
Thereafter                                                                    --
                                                                            ----
                                                                     TOTAL   $48
                                                                            ----

UNFUNDED COMMITMENTS

As of December 31, 2009, the Company has outstanding commitments totaling $595, of which $437 is committed to fund limited partnerships and other alternative investments. These capital commitments may be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with private placement securities and mortgage loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2009 and 2008, the liability balance was $7 and $4, respectively. As of December 31, 2009 and 2008, $10 and $11, respectively, related to premium tax offsets were included in other assets.

11. INCOME TAX

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

Income tax expense (benefit) is as follows:

                                                   FOR THE YEARS ENDED
                                                      DECEMBER 31,
--------------------------------------------------------------------------------
                                              2009            2008          2007
                                         ---------       ---------       -------
INCOME TAX EXPENSE (BENEFIT)
Current -- U.S. Federal                       $298           $(686)         $177
                                         ---------       ---------       -------
Deferred -- U.S. Federal Excluding NOL
 Carryforward                               (2,387)           (776)           75
 -- Net Operating Loss Carryforward            688            (719)           --
                                         ---------       ---------       -------
                         TOTAL DEFERRED     (1,699)         (1,495)           75
                                         ---------       ---------       -------
     TOTAL INCOME TAX EXPENSE (BENEFIT)    $(1,401)        $(2,181)         $252
                                         ---------       ---------       -------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2009            2008
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $596            $660
Net unrealized loss on investments                    1,258           2,924
Investment-related items                              1,637           2,424
NOL Carryover                                            80             768
Minimum tax credit                                      514             241
Capital Loss Carryforward                               256              24
Foreign tax credit carryovers                            50              18
Depreciable & Amortizable assets                         59              64
Other                                                    35              19
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      4,485           7,142
VALUATION ALLOWANCE                                     (80)            (49)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      4,405           7,093
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition      (1,302)         (3,614)
 costs and reserves
Employee benefits                                       (37)            (35)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,339)         (3,649)
                                                  ---------       ---------
            TOTAL DEFERRED TAX ASSET (LIABILITY)     $3,066          $3,444
                                                  ---------       ---------

The Company had current federal income tax (payable)/ recoverable of $(15) and $566 as of December 31, 2009 and 2008, respectively.

In management's judgment, the net deferred tax asset will more likely than not be realized. Included in the deferred tax asset is the expected tax benefit attributable to foreign net operating losses of $290, which have no expiration. A valuation allowance of $80 has been recorded which relates to foreign operations. No valuation allowance has been recorded for realized or unrealized losses. In assessing the need for a valuation allowance, management considered taxable income in prior carryback years, future taxable income and tax planning strategies that include holding debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, and sales of certain corporate assets. Such tax planning strategies are viewed by management as prudent and feasible and will be implemented if necessary to realize the deferred tax asset. However, we anticipate limited ability, going forward, to recognize a full tax benefit on realized losses which will result in additional valuation allowances.

If the Company were to follow a "separate entity" approach, it would have to record a valuation allowance of $387 related to realized capital losses. In addition, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $65, $500 and $0 for 2009, 2008 and 2007 respectively.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2004. During the first quarter of 2009, the Company received notification of the approval by the Joint Committee on Taxation of the results of the 2002 through 2003 examination. As a result, the Company recorded a tax benefit of $4. The IRS examination of 2004 through 2006 was concluded in the fourth quarter of 2009. As a result, the Company recorded a tax benefit of $35. In addition, the Company is working with the IRS on a possible settlement of a DRD issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the statement of operations. The Company does not anticipate that any of these items will result in a significant change in the balance of unrecognized tax benefits within 12 months.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009            2008           2007
--------------------------------------------------------------------------------
Tax provision at the U.S. federal      $(1,245)        $(2,007)        $398
 statutory rate
Dividends received deduction              (181)           (176)        (155)
Penalties                                   --              --            7
Foreign related investments                 28               3           (4)
Other                                       (3)             (1)           6
                                     ---------       ---------       ------
                              TOTAL    $(1,401)        $(2,181)        $252
                                     ---------       ---------       ------

12. DEBT

In 2008, the Company made the decision to discontinue future issuances of consumer notes; this decision does not impact consumer notes currently outstanding.

Institutional began issuing consumer notes through its Retail Investor Notes Program in September 2006. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2009 and 2008 $1,136 and $1,210, respectively, of consumer notes were outstanding. As of December 31, 2009, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2009 rates, either consumer price index plus 80 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $24 in 2010, $120 in 2011, $274 in 2012 and $200 in 2013, and $518
thereafter. For 2009 and 2008, interest credited to holders of consumer notes was $51 and $59, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2008 and 2007, and the statutory capital and surplus amounts as of December 31, 2008 and 2007 in the table below are based on actual statutory filings with the applicable regulatory authorities. The statutory net income amounts for the year ended December 31, 2009 the statutory capital and surplus amounts as of December 31, 2009 are estimates, as the respective 2009 statutory filings have not yet been made.

                                        FOR THE YEARS ENDED
                                            DECEMBER 31,
                                 2009           2008          2007
--------------------------------------------------------------------
Statutory net income              $(539)       $(2,533)         $255
                                -------       --------       -------
Statutory capital and surplus    $5,365         $4,073        $4,448
                                -------       --------       -------

The Company received approval from with the Connecticut Insurance Department regarding the use of two permitted practices in its statutory financial statements and those of its Connecticut-domiciled life insurance subsidiaries as of December 31, 2008. The first permitted practice related to the statutory accounting for deferred income taxes. Specifically, this permitted practice modified the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to

15% of adjusted statutory capital and surplus. The benefits of this permitted practice could not be considered by the Company when determining surplus available for dividends. The second permitted practice related to the statutory reserving requirements for variable annuities with guaranteed living benefit riders. Actuarial guidelines prescribed by the NAIC required a stand-alone asset adequacy analysis reflecting only benefits, expenses and charges that are associated with the riders for variable annuities with guaranteed living benefits. The permitted practice allowed for all benefits, expenses and charges associated with the variable annuity contract to be reflected in the stand-alone asset adequacy test. These permitted practices resulted in an increase to the Company's estimated statutory surplus of $956 as of December 31, 2008. The effects of these permitted practices are included in the 2008 amounts in the table above.

In December, 2009 the NAIC issued SSAP 10R which modified the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. SSAP 10R will expire for periods after December 31, 2010.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $32, $24 and $22 for the years ended December 31, 2009, 2008 and 2007, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In 2004, the Company began allocating a percentage of base salary to the Plan for eligible employees. In 2009, employees whose prior year earnings were less than $105,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $105,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $13, $10 and $11 for the years ended December 31, 2009, 2008 and 2007, respectively.

15. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2005 Incentive Stock Plan, The Hartford Employee Stock Purchase Plan and The Hartford Deferred Stock Unit Plan.

The Hartford has three primary stock-based compensation plans which are described below. Shares issued in satisfaction of stock-based compensation may be made available from authorized but unissued shares, shares held by The Hartford in treasury or from shares purchased in the open market. In 2009 and 2008, The Hartford issued shares from treasury in satisfaction of stock-based compensation. In 2007, The Hartford issued new shares in satisfaction of stock-based compensation. Hartford Life was allocated compensation expense of $25 million, $18 million and $21 million for the years ended December 31, 2009, 2008 and 2007, respectively. Hartford Life's income tax benefit recognized for stock-based compensation plans was $7 million, $5 million and $7 million for the years ended December 31, 2009, 2008 and 2007, respectively. Hartford Life did not capitalize any cost of stock-based compensation.

Stock Plan

In 2005, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422 of the Internal Revenue Code, stock appreciation rights, restricted stock units, restricted units, restricted stock, performance shares, or any combination of the foregoing.

The fair values of awards granted under the 2005 Stock Plan are generally measured as of the grant date and expensed ratably over the awards' vesting periods, generally three years. For stock option awards granted or modified in 2006 and later, the Company began expensing awards to retirement-eligible employees hired before January 1, 2002 immediately or over a period shorter than the stated vesting period because the employees receive accelerated vesting upon retirement and therefore the vesting period is considered non-substantive. All awards provide for accelerated vesting upon a change in control of The Hartford as defined in the 2005 Stock Plan.

Stock Option Awards

Under the 2005 Stock Plan, options granted have generally an exercise price equal to the market price of The Hartford's common stock on the date of grant, and an option's maximum term is ten years. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable at the later of the three years from the date of grant or upon the attainment of specified market appreciation of The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2008, The Hartford had not issued any incentive stock options under any plans.

For all options granted or modified on or after January 1, 2004, The Hartford uses a hybrid lattice/Monte-Carlo based option valuation model (the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates The Hartford's historical termination and exercise experience to determine the option value.

Share Awards

Share awards are valued equal to the market price of The Hartford's common stock on the date of grant, less a discount for those awards that do not provide for dividends during the vesting period. Share awards granted under the 2005 Plan and outstanding include restricted stock units, restricted stock and performance shares. Generally, restricted stock units vest after three years and restricted stock vests in three to five years. Performance shares become payable within a range of 0% to 200% of the number of shares initially granted based upon the attainment of specific performance goals achieved over a specified period, generally three years. The maximum award of restricted stock units, restricted stock or performance shares for any individual employee in any year is 200,000 shares or units.

Restricted Unit awards

In 2009, The Hartford began issuing restricted units as part of The Hartford's 2005 Stock Plan. Restricted stock unit awards under the plan have historically been settled in shares, but under this award will be settled in cash and are thus referred to as "Restricted Units". The economic value recipients will ultimately realize will be identical to the value that would have been realized if the awards had been settled in shares, i.e., upon settlement, recipients will receive cash equal to The Hartford's share price multiplied by the number of restricted units awards.

Deferred Stock Unit Plan

Effective July 31, 2009, the Compensation and Personnel Committee of the Board authorized The Hartford Deferred Stock Unit Plan ("Deferred Stock Unit Plan"), and, on October 22, 2009, it was amended. The Deferred Stock Unit Plan provides for contractual rights to receive cash payments based on the value of a specified number of shares of stock. The Deferred Stock Unit Plan provides for two award types, Deferred Units and Restricted Units. Deferred Units are earned ratably over a year, based on the number of regular pay periods occurring during such year. Deferred Units are credited to the participants account on a quarterly basis based on the market price of the Company's common stock on the date of grant and are fully vested at all times. Deferred Units credited to employees prior to January 1, 2010 (other than senior executive officers hired on or after October 1, 2009) are not paid until after two years from their grant date. Deferred Units credited on or after January 1, 2010 (and any credited to senior executive officers hired on or after October 1, 2009) are paid in three equal installments after the first, second and third anniversaries of their grant date. Restricted Units are intended to be incentive compensation and unlike Deferred Units, vest over time, generally three years, and are subject to forfeiture. The Deferred Stock Unit Plan is structured consistent with the limitations and restrictions on employee compensation arrangements imposed by the Emergency Economic Stabilization Act of 2008 and the TARP Standards for Compensation and Corporate Governance Interim Final Rule issued by the U.S. Department of Treasury on June 10, 2009.

Employee Stock Purchase Plan

In 1996, The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of The Hartford at a 15% discount from the lower of the closing market price at the beginning or end of the offering period. Employees purchase a variable number of shares of stock through payroll deductions elected as of the beginning of the period. The fair value is estimated based on the 15% discount off of the beginning stock price plus the value of six-month European call and put options on shares of stock at the beginning stock price calculated using the Black-Scholes model.

Effective with the offering period beginning January 2010, the discount rate will change to 5% and the discounted price will be based on the market price per share on the last trading day of the offering period.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2009 and 2008 the Company had $50 billion and $49 billion of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2009, 2008 and 2007, the Company recorded earned premiums of $285, $461 and $525 for these intercompany claim annuities. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

REINSURANCE ASSUMED FROM AFFILIATES

Hartford Life sells fixed market value adjusted ("MVA") annuity products to customers in Japan. The yen based MVA product is written by the Hartford Life Insurance KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of December 31, 2009 and 2008, $2.6 billion and $2.8 billion, respectively, of the account value had been assumed by the Company. Effective August 31, 2005, a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with Hartford Life Insurance KK ("HLIKK") a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"). Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. Effective July 31, 2006, the agreement was modified to include the GMDB on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered reinsurance premium structure was implemented. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by HLAI. While the form of the agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMIB liability at December 31, 2009 and December 31, 2008 is $1.4 billion and $2.6 billion (of which $148 relates to the adoption of fair value), respectively.

Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB, GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. The reinsurance of the GMAB riders is accounted for as a free-standing derivative recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. Accordingly, the reinsurance of the GMAB is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of the GMAB is a liability of $1 and $1 at December 31, 2009, and 2008, respectively. This treaty covered HLIKK's "3 Win" annuity. This product contains a GMIB feature that triggers at a float value of 80% of original premium and gives the policyholder an option to receive either an immediate withdrawal of account value without surrender charges or a payout annuity of the original premium over time. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.2 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout, through a structured financing transaction with HLIKK and will pay the associated benefits to HLIKK over a 12-year payout.

Effective February 29, 2008, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMWB riders issued by HLIKK on certain variable annuity business. The reinsurance of the GMWB riders is accounted for as a free-standing derivative recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of the GMWB was a liability of $13 and $34 at December 31, 2009 and 2008, respectively.

The Reinsurance Agreement for GMDB business is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. As of December 31, 2009 the liability for the assumed reinsurance of the GMDB and the net amount at risk was $52 and $2.7 billion respectively. As of December 31, 2008 the liability for the assumed reinsurance of the GMDB and the net amount at risk was $14 and $4.3 billion, respectively.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and the affiliated captive reinsurer will reinsure 100% of the in-force and prospective variable annuities and riders written or reinsured by HLAI summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders.

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to HLAI.

- Annuity contracts and riders written by Union Security Insurance Company, an affiliate, that are reinsured to HLAI.

- Annuitizations of and certain other settlement options offered under deferred annuity contracts

Under modified coinsurance, the assets and the liabilities associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and the affiliated reinsurer will receive the economic risks and rewards related to the reinsured business through modco adjustments.

The consolidated balance sheet as of December 31, 2009 reflects the unlock of deferred policy acquisition costs, unearned revenue reserves and sales inducement assets which were reduced by $1,883, $93 and $218, respectively related to the direct U.S. variable annuity business of HLAI. In addition, the balance sheet reflects a modco reinsurance receivable of $182 and a deposit liability of $600 from the affiliated captive reinsurer as well as a net reinsurance recoverable of $761 related to this agreement. This reinsurance recoverable is comprised of an embedded derivative.

Under the coinsurance funds withheld portion of the agreement, HLIC's balance sheet as of December 31, 2009 reflected a reduction in reserves of $143 which were passed to WRR and an offsetting funds withheld liability.

The initial fair value of the derivative associated with the ceded business was recorded as an in substance capital contribution between these related parties of $887 after-tax.

At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. The following table illustrates the transaction's impact at inception on the Company's Statement of
Operations:

Fee income and other                                                              $84
Earned premiums                                                                   (50)
                                                                             --------
Total revenues                                                                     34
                                                                             --------
Benefits, losses and loss adjustment expenses                                     168
Amortization of deferred policy acquisition value of future profits             1,883
Other expenses                                                                     (9)
                                                                             --------
Total expenses                                                                  2,042
                                                                             --------
Loss before income taxes                                                       (2,008)
                                                                             --------
Income tax benefit                                                               (703)
                                                                             --------
                                                                   NET LOSS   $(1,305)
                                                                             --------

In addition to these impacts upon inception, this transaction transfers the economics of a portion of the Company's direct and all of the Company's assumed GMIB, GMAB, and GMWB exposures to WRR. In the fourth quarter, the Company recognized a reduction of the direct and assumed liability ceded in this transaction along with a corresponding realized capital loss associated with the reduction in value of the embedded and freestanding derivative.

Effective November 1, 2007, a subsidiary insurance company ("Ceding Company") entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement ("Agreement") with an affiliate reinsurance company ("Reinsurer") to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for GAAP. A standby unaffiliated third party Letter of Credit ("LOC") supports a portion of the statutory reserves that have been ceded to the Reinsurer.

17. RESTRUCTURING, SEVERANCE AND OTHER COSTS

In the year ended December 31, 2009, the Company completed a review of several strategic alternatives with a goal of preserving capital, reducing risk and stabilizing its ratings. These alternatives included the potential restructuring, discontinuation or disposition of various business lines. Following that review, the Company announced that it would suspend all new sales in the European's operations and that it was evaluating strategic options with respect to its Institutional Markets businesses. The Company has also executed on plans to change the management structure of the organization and fundamentally reorganized the nature and focus of the Company's operations. These plans resulted in termination benefits to current employees, costs to terminate leases and other contracts and asset impairment charges. The Company will complete these restructuring activities and execute final payment by December 2010.

Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2009. Asset impairment charges have also been recorded in 2009. No significant additional costs are expected.

The following pre-tax charges were incurred during the year-ended December 31, 2009 in connection with the restructuring initiatives previously announced:

TOTAL RESTRUCTURING COSTS
------------------------------------------------------------------
Severance benefits                                             $19
Asset impairment charges                                        26
Other contract termination charges                               5
                                                              ----
 TOTAL RESTRUCTURING, SEVERANCE AND OTHER COSTS FOR THE YEAR
                                     ENDED DECEMBER 31, 2009   $50
                                                              ----

As of December 31, 2009 the liability for other contract termination charges was $5 as there were no payments made during the year ended December 31, 2009 for these charges. Amounts incurred during the year ended December 31, 2009 were recorded in the Life Other segment as other expenses.

18. SALE OF JOINT VENTURE INTEREST IN ICATU HARTFORD SEGUROS, S.A.

On November 23, 2009, in keeping with the Company's June 2009 announcement to return to its historical strengths as a U.S.-centric insurance company, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A., ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135. The transaction is expected to close in the first quarter of 2010. IHS primarily sells life insurance policies, capitalization products and private pension plans. The investment in IHS was reported by the Company as an equity method investment in Other Assets. As a result of the asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, the Company incurred an approximate $51 loss, pre-tax, or $44 loss, after-tax.

19. QUARTERLY RESULTS FOR 2009 AND 2008 (UNAUDITED)

                                MARCH 31,                   JUNE 30,
                           2009          2008          2009          2008
---------------------------------------------------------------------------
Revenues                   $3,149          $202        $1,714        $2,070
Benefits, claims and
 expenses                   3,529         1,187         1,403         1,630
Net income (loss)            (213)         (568)          216           362
                          -------       -------       -------       -------

                              SEPTEMBER 30,                 DECEMBER 31,
                           2009           2008           2009           2008
------------------------  ---------------------------------------------------------
Revenues                     $392           $(77)          $845          $(477)
Benefits, claims and
 expenses                   1,549          2,804          3,167          1,937
Net income (loss)            (713)        (1,823)        (1,447)        (1,525)
                          -------       --------       --------       --------

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the board of directors of Hartford authorizing the establishment of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriting Agreement.(2)
       (3)    (b) Form of Sales Agreement.(3)
       (4)    Form of Group Variable Annuity Contract.(3)
       (5)    Form of the Application.(3)
       (6)    (a) Articles of Incorporation of Hartford.(4)
              (b) Bylaws of Hartford.(4)
       (7)    Not applicable.
       (8)    Participation Agreement.(1)
       (9)    Opinion and Consent of Christopher M. Grinnell, Vice President and
              Assistant General Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   Not applicable.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement File No. 33-19948, filed on May 1, 1995.

(2) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement, File No. 333-151805, filed on October 30, 2008.

(3) Incorporated by reference to Post Effective Amendment No. 10, to the Registration Statement File No. 33-19948, dated May 1, 1996.

(4) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Lynn R. Banziruk                    Assistant Vice President
Tom Bartell                         Assistant Vice President
Scott Bredikis                      Assistant Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Elizabeth A. Caswell                Assistant Vice President
Karen Chamberlain                   Vice President
Henry Collie                        Assistant Actuary
Kevin M. Connor                     Executive Vice President
Ellen Conway                        Assistant Vice President
James Cubanski                      Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Scott Dumbault                      Assistant Vice President
Joseph G. Eck                       Vice President
Susan L. Fiengo                     Assistant Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Vice President
Daniel R. Guilbert                  Chief Actuary, Chief Risk Officer and Senior Vice President
Christopher J. Hanlon               Senior Vice President
Michael R. Hazel                    Assistant Vice President
Jennifer L. Healy                   Assistant Vice President, Actuary
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Donna R. Jarvis                     Vice President, Actuary
George F. Jennings                  Associate Actuary
Thomas D. Jones                     Vice President
Thomas P. Kalmbach                  Actuary, Vice President
Paula A. Knake                      Assistant Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Courtney Kunzelmann                 Assistant Vice President
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
David N. Levenson                   Executive Vice President
Alice Longworth                     Assistant Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
Ernest M. McNeill, Jr.              Chief Accounting Officer, Senior Vice President
William P. Meaney                   Senior Vice President
Vernon Meyer                        Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Harry S. Monti, Jr.                 Senior Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Jamie Ohl                           Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Robert W. Reiff                     Senior Vice President
Sharon A. Ritchey                   Executive Vice President
Stephen A. Roche                    Vice President
Michael J. Roscoe                   Senior Vice President, Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Peter F. Sannizzaro                 Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Mark M. Socha                       Vice President
Martin A. Swanson                   Vice President
Charles N. Vest                     Actuary, Vice President
John C. Walters                     Chief Executive Officer, President, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President
Jane Wolak                          Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

*Denotes board of directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-148564, filed on May 3, 2010.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2010, there were 211,408 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Robert Arena (1)                Executive Vice President/Business Line Principal and Director
Diana Benken (1)                Chief Financial Officer and Controller/FINOP
Christopher S. Conner (2)       AML Compliance Officer, Chief Compliance Officer and Privacy Officer
Kevin M. Connor (2)             Director
James Davey (1)                 Chairman of the Board and Director
John N. Giamalis (3)            Treasurer
Kathleen B. Kavanaugh (2)       Vice President/Marketing
Vernon Meyer (1)                Senior Vice President
Peter J. Michalik (4)           Vice President/Operations
Jamie Ohl (1)                   Chief Executive Officer, President and Director
Mark A. Sides (5)               Chief Legal Officer and Secretary
D. Keith Sloane (1)             Senior Vice President
Martin A. Swanson (1)           Vice President/Marketing
Diane Tatelman (1)              Vice President

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(3)  Address: One Hartford Plaza, Hartford, CT 06115

(4)  Address: 1 Griffin Road North, Windsor, CT 06095

(5)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with the four provisions of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 3rd day of May, 2010.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO
(VARIABLE ACCOUNT QP)
(Registrant)

By:    John C. Walters                      *By:   /s/ Sadie R. Gordon
       -----------------------------------         -----------------------------------
       John C. Walters,                            Sadie R. Gordon
       Chief Executive Officer,                    Attorney-In-Fact
       President and Chairman of the
       Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters
       -----------------------------------
       John C. Walters,
       Chief Executive Officer,
       President and Chairman of the
       Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Glenn D. Lammey, Chief Financial Officer,
 Executive Vice President, Director*
Gregory McGreevey, Executive Vice President and
  Chief Investment Officer, Director*               *By:   /s/ Sadie R. Gordon
                                                           -----------------------------------
Ernest M. McNeill, Jr., Chief Accounting Officer,          Sadie R. Gordon
 Senior Vice President*                                    Attorney-in-Fact
John C. Walters, Chief Executive Officer,           Date:  May 3, 2010
 President, Chairman of the Board and Director*

33-19948

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Christopher M. Grinnell, Vice President and Assistant General Counsel.
     (10)  Consent of Deloitte and Touche LLP.
     (99)  Copy of Power of Attorney.